File Nos. 33-79170
                                                                     811-8524
==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [ ]
     Pre-Effective Amendment No.                                          [ ]
     Post-Effective Amendment No. 5                                       [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [ ]
     Amendment No. 6                                                      [X]

                        (Check appropriate box or boxes.)

     EQUITABLE LIFE INSURANCE COMPANY OF IOWA SEPARATE ACCOUNT A
     ___________________________________________________________
     (Exact Name of Registrant)

     EQUITABLE LIFE INSURANCE COMPANY OF IOWA
     ________________________________________
     (Name of Depositor)

     604 Locust Street, Des Moines, Iowa                            50309
     ____________________________________________________         __________
     (Address of Depositor's Principal Executive Offices)         (Zip Code)

Depositor's Telephone Number, including Area Code     (800) 344-6860

     NAME AND ADDRESS OF AGENT FOR SERVICE
          John A. Merriman, Secretary & General Counsel
          Equitable Life Insurance Company of Iowa
          604 Locust Street
          Des Moines, Iowa  50309
          (515) 245-6911

     COPIES TO:
          Judith A. Hasenauer                and   G. Thomas Sullivan
          Blazzard, Grodd & Hasenauer, P.C.        Nyemaster, Goode,
          P.O. Box 5108                               McLaughlin, Voigts,
          Westport, CT  06881                         West, Hansell & O'Brien
         (203) 226-7866                            699 Walnut Street
                                                   Des Moines, Iowa  50309

It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on February 3, 1997 pursuant to paragraph (b) of Rule 485
     ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     ___   This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Registrant has declared that it has registered an indefinite number or amount of securities in accordance with Rule 24f-2 under the Investment Company Act of 1940. Registrant filed its Rule 24f-2 Notice for the fiscal year ended December 31, 1995 on or about February 27, 1996.


                              CROSS REFERENCE SHEET
                             (required by Rule 495)

Item No.                                                Location
--------                                                -------------------
                                     PART A
Item 1.   Cover Page.................................   Cover Page

Item 2.   Definitions................................   Definitions

Item 3.   Synopsis...................................   Highlights

Item 4.   Condensed Financial Information............   Not Applicable

Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies.........   The Company; The
                                                        Separate Account;
                                                        Equi-Select Series
                                                        Trust; Travelers
                                                        Series Fund Inc.;
                                                        Smith Barney Series
                                                        Fund; Warburg Pincus
                                                        Trust; The GCG Trust;
                                                        Smith Barney Concert
                                                        Series Inc.

Item 6.   Deductions and Expenses....................   Charges and
                                                        Deductions

Item 7.   General Description of Variable
          Annuity Contracts..........................   The Contracts

Item 8.   Annuity Period.............................   Annuity Provisions

Item 9.   Death Benefit..............................   The Contracts;
                                                        Annuity
                                                        Provisions

Item 10.  Purchases and Contract Value...............   Purchase Payments
                                                        and Contract Value

Item 11.  Redemptions................................   Withdrawals

Item 12.  Taxes......................................   Tax Status

Item 13.  Legal Proceedings..........................   Legal Proceedings

Item 14.  Table of Contents of the Statement
          of Additional Information..................   Table of Contents
                                                        of the Statement
                                                        of Additional
                                                        Information


                         CROSS REFERENCE SHEET (CONT'D)
                             (required by Rule 495)

Item No.                                                Location
--------                                           --------------------
                                     PART B
Item 15.  Cover Page.................................   Cover Page

Item 16.  Table of Contents..........................   Table of Contents

Item 17.  General Information and History............   The Company

Item 18.  Services...................................   Not Applicable

Item 19.  Purchase of Securities Being Offered.......   Not Applicable

Item 20.  Underwriters...............................   Distributor

Item 21.  Calculation of Performance Data............   Performance
                                                        Information

Item 22.  Annuity Payments...........................   Annuity Provisions

Item 23.  Financial Statements.......................   Financial Statements

                                                      PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.


                               EXPLANATORY NOTE

==============================================================================

This Registration Statement contains two Prospectuses for the Contract. The distribution system for each version of the Prospectus is different. These Prospectuses will be filed with the Commission pursuant to Rule 497.

The Registrant undertakes to update this Explanatory Note each time a Post-Effective Amendment is filed. The following Prospectuses were most recently filed pursuant to Rule 497 regarding this Registration Statement:

  1. On April 12, 1996, a Prospectus was filed pursuant to Rule 497 which contained the ten Portfolios of Equi-Select Series Trust and the International Equity Portfolio of the Warburg Pincus Trust.

  2. On April 11, 1996, a Prospectus was filed pursuant to Rule 497 which contained the Research, OTC and Total Return Portfolios of Equi-Select Series Trust, the four Portfolios of Travelers Series Fund
Inc. and the Appreciation Portfolio of the Smith Barney Series Fund.

==============================================================================


                   EQUITABLE LIFE INSURANCE COMPANY OF IOWA



Home  Office:           Administered at:         Mailing Address:
604  Locust  Street     Customer Service Center  P.O. Box 9271
Des Moines, Iowa 50309  Wilmington, DE 19801     Des Moines, Iowa 50306-9271
(800)  344-6864

          INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED VARIABLE AND
                            FIXED ANNUITY CONTRACTS

                                   ISSUED BY

          EQUITABLE LIFE INSURANCE COMPANY OF IOWA SEPARATE ACCOUNT A

                                      AND

                   EQUITABLE LIFE INSURANCE COMPANY OF IOWA

The Individual Flexible Purchase Payment Deferred Variable and Fixed Annuity Contracts (the "Contracts") described in this Prospectus provide for accumulation of Contract Values on a fixed and variable basis and payment of monthly annuity payments on a fixed basis. The Contracts are designed for use by individuals in retirement plans on a Qualified or Non-Qualified basis. (See "Definitions" on Page __.)

At the Owner's direction, Purchase Payments for the Contracts will be allocated to a segregated investment account of Equitable Life Insurance Company of Iowa (the "Company") which account has been designated Equitable Life Insurance Company of Iowa Separate Account A (the "Separate Account") or to the Company's Fixed Account. Under certain circumstances, however, Purchase Payments may initially be allocated to the Money Market Subaccount of the Separate Account. (See "Highlights" on Page __.) The Separate Account invests in shares of Equi-Select Series Trust (see "Equi-Select Series Trust" on Page __), Warburg Pincus Trust (see "Warburg Pincus Trust" on Page __) and The GCG Trust (see "The GCG Trust" on Page __). The Separate Account may invest in other Investment Options. Equi-Select Series Trust is a series fund with nine Portfolios currently available: Advantage Portfolio, International Fixed Income Portfolio, Money Market Portfolio, Mortgage-Backed Securities Portfolio, OTC Portfolio, Research Portfolio, Total Return Portfolio, Growth & Income Portfolio and Value + Growth Portfolio. Warburg Pincus Trust is a series fund with four portfolios, one of which is currently available in connection with the Contracts: International Equity Portfolio. The GCG Trust is a series fund with sixteen operational series, three of which are currently available in connection with the Contracts: Fully Managed Series, Rising Dividends Series and Small Cap Series.

Shares of certain Portfolios of the Investment Options may not be available for sale in all states. The Prospectuses of the Investment Options may contain Portfolios not currently available in connection with the Contracts.

This Prospectus concisely sets forth the information a prospective investor should know before investing. Additional information about the Contracts is contained in the Statement of Additional Information which is available at no charge. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents of the Statement of Additional Information can be found on Page __ of this Prospectus. For the Statement of Additional Information, call (800) 344-6864 or write to the Company at the address listed above.

THE  CONTRACTS  ARE  NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED
BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.

INQUIRIES:

Any inquiries can be made by telephone or in writing to Equitable Life Insurance Company of Iowa at (800) 344-6864 or P.O. Box 9271, Des Moines, Iowa 50306-9271.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus and the Statement of Additional Information are dated February 3, 1997.

This  Prospectus  should  be  kept  for  future  reference.


                               TABLE OF CONTENTS

                                                                          PAGE

DEFINITIONS

HIGHLIGHTS

FEE  TABLE

CONDENSED  FINANCIAL  INFORMATION

THE  COMPANY

THE  SEPARATE  ACCOUNT

INVESTMENT  OPTIONS
Equi-Select  Series  Trust
Warburg  Pincus  Trust
The  GCG  Trust
Voting  Rights
Substitution  of  Securities

CHARGES  AND  DEDUCTIONS
Deduction  for  Withdrawal  Charge  (Sales  Load)
Reduction  or  Elimination  of  the  Withdrawal  Charge
Deduction  for  Mortality  and  Expense  Risk  Charge
Deduction  for  Administrative  Charge
Deduction  for  Annual  Contract  Maintenance  Charge
Deduction  for  Premium  Taxes
Deduction  for  Income  Taxes
Deduction  for  Expenses  of  the  Investment  Options
Deduction  for  Transfer  Fee

THE  CONTRACTS
Ownership
Annuitant
Assignment
Beneficiary

PURCHASE  PAYMENTS  AND  CONTRACT  VALUE
Purchase  Payments
Allocation  of  Purchase  Payments
Dollar  Cost  Averaging
Automatic  Portfolio  Rebalancing
Contract  Value
Accumulation  Unit

TRANSFERS

WITHDRAWALS
Automatic  Withdrawals
Texas  Optional  Retirement  Program
Suspension  of  Payments  or  Transfers

CONTRACT  PROCEEDS
Maturity  Proceeds
Death  Proceeds
Death  of  the  Annuitant
Death  of  Owner
Fixed  Payment  Plans
Plan  A.  Interest
Plan  B.  Fixed  Period
Plan  C.  Life  Income

DISTRIBUTOR

ADMINISTRATION

PERFORMANCE  INFORMATION
Money  Market  Portfolio
Other  Portfolios

TAX  STATUS
General
Diversification
Multiple  Contracts
Contracts  Owned  by  Other  than  Natural  Persons
Tax  Treatment  of  Assignments
Income  Tax  Withholding
Tax  Treatment  of  Withdrawals  --  Non-Qualified  Contracts
Qualified  Plans
Tax  Treatment  of  Withdrawals  --  Qualified  Contracts
Tax-Sheltered  Annuities  --  Withdrawal  Limitations

FINANCIAL  STATEMENTS

LEGAL  PROCEEDINGS

TABLE  OF  CONTENTS  OF  THE STATEMENT  OF  ADDITIONAL  INFORMATION




                                  DEFINITIONS

ACCUMULATION PERIOD -- The period during which Purchase Payments may be made prior to the Maturity Date.

ACCUMULATION UNIT -- A unit of measure used to calculate the Contract Value in a Subaccount of the Separate Account prior to the Maturity Date.

AGE  --  The  Annuitant's  age  on  his  or  her  last  birthday.

ANNUITANT  --  The  natural  person  on whose life Annuity Payments are based.

ANNUITY PAYMENTS -- The series of payments after the Maturity Date under the Payment Plan selected.

BENEFICIARY -- The person the Owner has chosen to receive the Proceeds on the Annuitant's death as shown on the Company's records. There may be different classes of Beneficiaries, such as primary and contingent. These classes set the order of payment. There may be more than one Beneficiary in a class.

COMPANY  --  Equitable  Life  Insurance  Company  of  Iowa.

CONTRACT  ANNIVERSARY  --  An  anniversary  of the Issue Date of the Contract.

CONTRACT  YEAR  --  One  year  from  the  Issue  Date  and  from each Contract
Anniversary.

FIXED ACCOUNT -- The Company's general investment account which contains all the assets of the Company with the exception of the Separate Account and other segregated asset accounts.

INVESTMENT OPTION -- An investment entity the Company may make available from time to time.

ISSUE  DATE/DATE  OF  ISSUE  --  The  effective  date  of  the  Contract.

MATURITY  DATE  --  The  date  on  which  Annuity  Payments  begin.

NON-QUALIFIED CONTRACTS -- Contracts issued under non-qualified plans which do not receive favorable tax treatment under Sections 401, 403(b), 408 or 457 of the Internal Revenue Code of 1986, as amended (the "Code").

OWNER -- The person(s) who owns the Contract. The Owner may be someone other than the Annuitant. There may be Joint Owners.

PORTFOLIO -- A segment of an Investment Option which constitutes a separate and distinct class of shares, which may also be referred to as a Series.

PROCEEDS  --  Proceeds  are  the  amounts  payable  under  the  Contract.

PURCHASE PAYMENT -- An amount paid to the Company to provide benefits under the Contract. A Purchase Payment does not include transfers between the Separate Account and the Fixed Account or among Subaccounts.

PURCHASE  PAYMENT  ANNIVERSARY  --  The  anniversary  of  a  Purchase Payment.

QUALIFIED CONTRACTS -- Contracts issued under qualified plans which receive favorable tax treatment under Sections 401, 403(b), 408 or 457 of the Code.

SEPARATE ACCOUNT -- A separate investment account of the Company designated as Equitable Life Insurance Company of Iowa Separate Account A, into which Purchase Payments or Contract Values may be allocated.

SUBACCOUNT -- A segment of the Separate Account representing an investment in an Investment Option.

VALUATION DATE -- The Separate Account will be valued each day that the New York Stock Exchange and the Company's Customer Service Center both are open for business.

VALUATION PERIOD -- The period beginning at the close of business of the New York Stock Exchange on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.


                                  HIGHLIGHTS

At the Owner's direction, Purchase Payments for the Contracts will be allocated to a segregated investment account of Equitable Life Insurance Company of Iowa (the "Company") which account has been designated Equitable Life Insurance Company of Iowa Separate Account A (the "Separate Account") or to the Company's Fixed Account. Under certain circumstances, however, Purchase Payments may initially be allocated to the Money Market Subaccount of the Separate Account (see below). The Separate Account invests in shares of Equi-Select Series Trust (see "Equi-Select Series Trust" on Page __), Warburg Pincus Trust (see "Warburg Pincus Trust" on Page __) and The GCG Trust (see "The GCG Trust" on Page __). The Separate Account may invest in other Investment Options. Owners bear the investment risk for all amounts allocated to the Separate Account.

Within twenty (20) days of the date of receipt of the Contract by the Owner (or within ten (10) days of the date of receipt with respect to the circumstances described in (a) and (b) below or in states where required or, within thirty (30) days in the case of a Contract issued in the state of California to an individual who is sixty (60) years of age or older), it may be returned by delivering or mailing it to the Company at its Customer Service Center. When the Contract is received at the Customer Service Center, the Company will refund the Contract Value computed at the end of the Valuation Period during which the Contract is received by the Company except in the following circumstances: (a) where the Contract is purchased pursuant to an Individual Retirement Annuity; (b) in those states which require the Company to refund Purchase Payments, less withdrawals; or (c) in the case of Contracts (including Contracts purchased pursuant to an Individual Retirement Annuity) which are deemed by certain states to be replacing an existing annuity or insurance contract and which require the Company to refund Purchase Payments, less withdrawals. With respect to the circumstances described in (a), (b) and
(c) above, the Company will refund the greater of Purchase Payments, less any withdrawals, or the Contract Value, and will allocate initial purchase payments to the Money Market Subaccount until the expiration of fifteen days from the Issue Date (or twenty-five days in the case of Contracts described under (c) above). Upon the expiration of the fifteen day period (or twenty-five day period with respect to Contracts described under (c)), the Subaccount value of the Money Market Subaccount will be allocated to the Separate Account or Fixed Account in accordance with the election made by the Owner in the Application. In Pennsylvania, when the Contract is purchased pursuant to an Individual Retirement Annuity and is not deemed to be replacing an existing annuity or insurance contract, the Owner may return the Contract within twenty (20) days of receipt. Further, in Pennsylvania when the Contract is received at the Customer Service Center during the first seven days, the Company will refund the greater of Purchase Payments, less withdrawals or the Contract Value, thereafter (days 8-20), the Company will refund the Contract Value computed at the end of the Valuation Period during which the Contract is received by the Company. In Oregon, when the Contract is purchased pursuant to an Individual Retirement Annuity, the Owner may return the Contract within twenty (20) days of receipt. Further, when the Contract is received at the Customer Service Center during the first ten days, the Company will refund the greater of the initial Purchase Payment, less any withdrawals or the Contract Value as of the date of cancellation. Thereafter (days 11-20), the Company will refund the Contract Value as of the date of cancellation. The initial
Purchase Payment will be allocated to the Money Market Sub-Account as described above.

A Withdrawal Charge (sales load) may be deducted in the event of a withdrawal of all or a portion of the Contract Value. The Withdrawal Charge percentages are based upon the number of Purchase Payment Anniversaries that Purchase Payments have remained in the Contract before being withdrawn:

                          TABLE OF WITHDRAWAL CHARGES

Purchase Payment Anniversary  Withdrawal Charge
----------------------------  ------------------------------------

1                             8% of the Purchase Payment withdrawn
2                             7% of the Purchase Payment withdrawn
3                             6% of the Purchase Payment withdrawn
4                             5% of the Purchase Payment withdrawn
5                             4% of the Purchase Payment withdrawn
6                             3% of the Purchase Payment withdrawn
7                             2% of the Purchase Payment withdrawn
8                             1% of the Purchase Payment withdrawn
9 and after                   0% of the Purchase Payment withdrawn



At any time, the Owner may make a withdrawal, without the imposition of a Withdrawal Charge, of an amount equal to the sum of: 1) earnings (Contract Value less unliquidated Purchase Payments not withdrawn); 2) Purchase Payments in the Contract for more than eight years and 3) an amount which is equal to 10% of the Purchase Payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the Contract Year, plus 10% of the Purchase Payments made after the first withdrawal in the Contract Year but before the next Contract Anniversary, less any withdrawals in the same Contract Year of Purchase Payments less than eight years old.

There is a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. This Charge compensates the Company for assuming the mortality and expense risks under the Contracts. (See "Charges and Deductions -- Deduction for Mortality and Expense Risk Charge" on Page __.)

There is an Administrative Charge which is equal, on an annual basis, to .15% of the average daily net asset value of the Separate Account. This Charge compensates the Company for costs associated with the administration of the Contracts and the Separate Account. (See "Charges and Deductions -- Deduction for Administrative Charge" on Page __.)

There is an Annual Contract Maintenance Charge of $30 each Contract Year prior to the Maturity Date. (See "Charges and Deductions -- Deduction for Annual Contract Maintenance Charge" on Page __.)

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the Contract Values. Premium taxes generally range from 0% to 4%. (See "Charges and Deductions -- Deduction for Premium Taxes" on Page __.)

Under certain circumstances, a Transfer Fee may be assessed when an Owner transfers Contract Values from one Subaccount to another Subaccount or to or from the Fixed Account. (See "Charges and Deductions -- Deduction for Transfer Fee" on Page __.)

There is a ten percent (10%) federal income tax penalty applied to the income portion of any distribution from Non-Qualified Contracts. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2;
(b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982. The Contract provides that upon the death of the Annuitant prior to the Maturity Date, the Death Proceeds will be paid to the named Beneficiary. Such payments made upon the death of the Annuitant who is not the Owner of the Contract do not qualify for the death of Owner exception described above, and will be subject to the ten percent (10%) distribution penalty unless the Beneficiary is 59 1/2 or one of the other exceptions to the penalty applies. For federal income tax purposes, withdrawals are deemed to be on a last-in, first-out basis. Separate tax withdrawal penalties and restrictions apply to Qualified Contracts. (See "Tax Status -- Tax Treatment of Withdrawals -- Qualified Contracts" on Page __.) For a further discussion of the taxation of the Contracts, see "Tax Status" on Page __.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) are limited to circumstances only when the Owner attains age 59 1/2, separates from service, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code) or in the case of hardship. Withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Tax penalties may also apply. (See "Tax Status -- Tax Treatment of Withdrawals -- Qualified Contracts" on Page
__.) Owners should consult their own tax counsel or other tax adviser regarding any distributions. (See "Tax Status -- Tax Sheltered Annuities -- Withdrawal Limitations" on Page __.)

See "Tax Status -- Diversification" on Page __ for a discussion of owner control of the underlying investments in a variable annuity contract.

Because of certain exemptive and exclusionary provisions, interests in the Fixed Account are not registered under the Securities Act of 1933 and the Fixed Account is not registered as an investment company under the Investment Company Act of 1940, as amended. Accordingly, neither the Fixed Account nor any interests therein are subject to the provisions of these Acts and the Company has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in the Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


          EQUITABLE LIFE INSURANCE COMPANY OF IOWA SEPARATE ACCOUNT A
                                   FEE TABLE

OWNER  TRANSACTION  EXPENSES

Withdrawal Charge (see Note 2 below)
(as a percentage of Purchase Payments withdrawn)

Purchase Payment Anniversary                      Charge
------------------------------------------------  ------------------------------------------

               1                                                                          8%
               2                                                                          7%
               3                                                                          6%
               4                                                                          5%
               5                                                                          4%
               6                                                                          3%
               7                                                                          2%
               8                                                                          1%
               9+                                                                         0%

Transfer Fee (See Note 3 below)                   No charge for first 12 transfers in a
                                                  Contract Year; thereafter the fee is the
                                                  lesser of 2% of the Contract Value
                                                  transferred or an amount not greater
                                                  than $25.

Annual Contract Maintenance Charge                $30 per Contract per year

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and Expense Risk Charge                                                      1.25%
Administrative Charge                                                                   .15%
                                                                                       ------

Total Separate Account Annual Expenses                                                 1.40%



EQUI-SELECT  SERIES  TRUST'S  ANNUAL  EXPENSES
(as  a  percentage  of  the  average  daily  net  assets  of  a  Portfolio)


                                                   Other
                                                   Expenses**
                                                   (after
                                      Management   expense         Total Annual
                                      Fees*        reimbursement)  Expenses
                                      ---------    --------------  ------------
Advantage Portfolio                          .50%            .30%          .80 %
International Fixed Income Portfolio         .85%            .75%         1.60 %
Money Market Portfolio                      .375%            .30%          .675%
Mortgage-Backed Securities Portfolio         .75%            .50%         1.25 %
OTC Portfolio                                .80%            .40%         1.20 %
Research Portfolio                           .80%            .40%         1.20 %
Total Return Portfolio                       .80%            .40%         1.20 %
Growth & Income Portfolio                    .95%            .40%         1.35 %
Value + Growth Portfolio                     .95%            .40%         1.35 %

______________
     * PRIOR TO OCTOBER 6, 1995, EQUITABLE INVESTMENT SERVICES, INC. ("EISI"), THE TRUST'S INVESTMENT ADVISER, WAIVED ITS MANAGEMENT FEES FOR EACH OF THE
PORTFOLIOS EXCEPT THE GROWTH & INCOME PORTFOLIO AND THE VALUE + GROWTH PORTFOLIO WHICH COMMENCED INVESTMENT OPERATIONS ON APRIL 1, 1996.

     **    BEGINNING  OCTOBER  6,  1995,  EISI  HAS UNDERTAKEN TO REIMBURSE EACH
PORTFOLIO  FOR  ALL  OPERATING  EXPENSES, EXCLUDING MANAGEMENT FEES, THAT EXCEED
 .30%  OF  THE  AVERAGE  DAILY  NET  ASSETS  OF  THE  ADVANTAGE  AND MONEY MARKET
PORTFOLIOS,  .50%  OF  THE  AVERAGE  DAILY  NET  ASSETS  OF  THE MORTGAGE-BACKED
SECURITIES PORTFOLIO AND .75% OF THE AVERAGE DAILY NET ASSETS OF THE INTERNATIONAL FIXED INCOME PORTFOLIO. BEGINNING FEBRUARY 3, 1997, EISI HAS UNDERTAKEN TO REIMBURSE THE OTC, TOTAL RETURN, RESEARCH, GROWTH & INCOME AND VALUE + GROWTH PORTFOLIOS FOR ALL OPERATING EXPENSES, EXCLUDING MANAGEMENT FEES, THAT EXCEED .40% OF THE AVERAGE DAILY NET ASSETS OF SUCH PORTFOLIOS. FROM OCTOBER 6, 1995 TO FEBRUARY 3, 1997, EISI REIMBURSED THE OTC, TOTAL RETURN, RESEARCH, GROWTH & INCOME AND VALUE + GROWTH PORTFOLIOS FOR ALL OPERATING EXPENSES, EXCLUDING MANAGEMENT FEES, THAT EXCEEDED .75% OF THE AVERAGE DAILY NET ASSETS OF SUCH PORTFOLIOS. THIS VOLUNTARY EXPENSE REIMBURSEMENT CAN BE TERMINATED AT ANY TIME.



WARBURG  PINCUS  TRUST'S  ANNUAL  EXPENSES
(as  a  percentage  of  the  average  daily  net  assets  of  a  Portfolio)

                                              Other
                                              Expenses
                                              (after          Total
                                 Management   expense         Operating
                                 Fees         reimbursement)  Expenses
                                 ---------    --------------  ----------
International Equity Portfolio*         .27%           1.17%      1.44 %

________________________

     *  WARBURG,  PINCUS  COUNSELLORS,  INC.,  THE TRUST'S INVESTMENT ADVISER,
WAIVED PART OF ITS MANAGEMENT FEE AND REIMBURSED CERTAIN EXPENSES FOR THE FISCAL PERIOD ENDED DECEMBER 31, 1995 FOR THE INTERNATIONAL EQUITY PORTFOLIO. WITHOUT SUCH WAIVER AND REIMBURSEMENT, MANAGEMENT FEES WOULD HAVE EQUALED 1.00%, OTHER EXPENSES WOULD HAVE EQUALED 1.21% AND TOTAL PORTFOLIO EXPENSES WOULD HAVE EQUALED 2.21%. WARBURG, PINCUS COUNSELLORS, INC. HAD UNDERTAKEN TO REDUCE OR OTHERWISE LIMIT TOTAL PORTFOLIO OPERATING EXPENSES THROUGH DECEMBER 31, 1995. THERE IS NO ASSURANCE THAT THESE UNDERTAKINGS WILL CONTINUE.




THE  GCG  TRUST'S  ANNUAL  EXPENSES
(as  a  percentage  of  average  combined  net  assets  of  a group of Series)

                         Management Fees*   Other Expenses**   Total Annual Expenses
                         -----------------  -----------------  ----------------------

Fully Managed Series                 1.00%              0.01%                   1.01%
Rising Dividends Series              1.00%              0.01%                   1.01%
Small Cap Series                     1.00%              0.01%                   1.01%


     *Fees  decline  as  combined  assets  increase  (see  The GCG Trust prospectus).
    **Other  expenses  generally  consist of independent trustees' fees and expenses.



EXAMPLES

     An Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

     (a) if the Contract is fully surrendered at the end of each time period or if Payment Plan A - Option 2 is elected;
     (b)    if  the  Contract  is  not  surrendered;

                                                  TIME PERIODS

SUBACCOUNTS INVESTING IN:                 1 YEAR       3 YEARS     5 YEARS    10 YEARS
------------------------------------   ---------  ------------  ----------  ----------
EQUI-SELECT SERIES TRUST
Advantage Portfolio                   a) $103.39  a) $125.98    a) $159.12  a) $263.02
                                      b) $23.39   b) $71.99     b) $123.12  b) $263.02

International Fixed Income Portfolio  a) $111.38  a) $149.87    a) $198.75  a) $341.02
                                      b) $31.38   b) $95.87     b) $162.75  b) $341.02

Money Market Portfolio                a) $102.13  a) $122.20    a) $152.77  a) $250.22
                                      b) $22.13   b) $68.20     b) $116.77  b) $250.22

Mortgage-Backed Securities Portfolio  a) $107.89  a) $139.49    a) $181.61  a) $307.73
                                      b) $27.89   b) $85.49     b) $145.61  b) $307.73

OTC Portfolio                         a) $107.39  a) $138.00    a) $179.14  a) $302.87
                                      b) $27.39   b) $84.00     b) $143.14  b) $302.87

Research Portfolio                    a) $107.39  a) $138.00    a) $179.14  a) $302.87
                                      b) $27.39   b) $84.00     b) $143.14  b) $302.87

Total Return Portfolio                a) $107.39  a) $138.00    a) $179.14  a) $302.87
                                      b) $27.39   b) $84.00     b) $143.14  b) $302.87

Growth & Income Portfolio             a) $108.89  a) $142.47    a) $186.54  a) $317.37
                                      b) $28.89   b) $88.47     b) $150.54  b) $317.37

Value + Growth Portfolio              a) $108.89  a) $142.47    a) $186.54  a) $317.37
                                      b) $28.89   b) $88.47     b) $150.54  b) $317.37

WARBURG PINCUS TRUST
International Equity Portfolio        a) $109.79  a) $145.14    a) $190.95  a) $325.96
                                      b) $29.79   b) $91.14     b) $154.95  b) $325.96

THE GCG TRUST
Fully Managed Series                  a) $105.49  a) $132.31
                                      b) $25.49   b) $78.31

Rising Dividends Series               a) $105.49  a) $132.31
                                      b) $25.49   b) $78.31

Small Cap Series                      a) $105.49  a) $132.31
                                      b) $25.49   b) $78.31



NOTES  TO  FEE  TABLE  AND  EXAMPLES

     1. The purpose of the Fee Table is to assist the Owner in understanding the various costs and expenses that an Owner will incur directly or indirectly. For additional information, see "Charges and Deductions" in this Prospectus and the Prospectuses for Equi-Select Series Trust, Warburg Pincus
Trust  and  The  GCG  Trust.

     2. At any time, the Owner may make a withdrawal, without the imposition of a Withdrawal Charge, of an amount equal to the sum: 1) earnings (Contract Value less unliquidated Purchase Payments not withdrawn); 2) Purchase Payments in the Contract for more than eight years; and 3) an amount which is equal to 10% of the Purchase Payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the Contract Year, plus 10% of the Purchase Payment made after the first withdrawal in the Contract Year but before the next Contract Anniversary, less any withdrawals in the same Contract Year of Purchase Payments less than eight years old.

     3. If the Owner is participating in the Automatic Portfolio Rebalancing program or Dollar Cost Averaging program providing for the automatic transfer of funds from a Subaccount or the Fixed Account to any other Subaccount, such transfers are currently not taken into account in determining the number of transfers for the year or in determining any Transfer Fee. (See "Charges and Deductions -- Deduction for Transfer Fee" on Page __, "Purchase Payments and Contract Value -- Dollar Cost Averaging" on Page __ and "Purchase Payments and Contract Value -- Automatic Portfolio Rebalancing" on Page __.)

     4. Premium taxes are not reflected. Premium taxes may apply. (See "Charges and Deductions -- Deduction for Premium Taxes" on Page __.)

     5. The Examples assume an estimated $27,700 Contract Value so that the Annual Contract Maintenance Charge per $1,000 of net asset value in the Separate Account is $1.08. Such charge would be higher for smaller Contract Values and lower for higher Contract Values.

     6. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                        CONDENSED FINANCIAL INFORMATION

     The financial statements of Equitable Life Insurance Company of Iowa and Equitable Life Insurance Company of Iowa Separate Account A may be found in the Statement of Additional Information.

     The table below gives per unit information about the financial history of the Advantage, International Fixed Income, Money Market, Mortgage-Backed Securities, OTC, Research and Total Return Subaccounts invested in Equi-Select Series Trust from commencement of operations (October 7, 1994) to September 30, 1996. The table below gives per unit information about the financial history of the Growth & Income and Value + Growth Subaccounts invested in Equi-Select Series Trust from commencement of operations (April 1, 1996) to September 30, 1996. The table below also gives per unit information about the financial history of the International Equity Subaccount invested in Warburg Pincus Trust from commencement of operations (April 1, 1996) to September 30, 1996. This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information.

                                                                                      PERIOD FROM
                                                                                      COMMENCEMENT
                                             PERIOD ENDED         YEAR ENDED          OF OPERATIONS TO
                                             SEPTEMBER 30, 1996   DECEMBER 31, 1995   December 31, 1994
                                             -------------------  ------------------  -----------------


ADVANTAGE SUBACCOUNT
  Unit value at beginning of period          $             10.86  $            10.08  $            10.00
  Unit value at end of period                $             11.23  $            10.86  $            10.08
  No. of units outstanding at end of period            1,036,930             344,775              45,516
INTERNATIONAL FIXED INCOME SUBACCOUNT
  Unit value at beginning of period          $             11.55  $            10.06  $            10.00
  Unit value at end of period                $             11.67  $            11.55  $            10.06
  No. of units outstanding at end of period              590,459             311,689              5 ,098
MONEY MARKET SUBACCOUNT
  Unit value at beginning of period          $             10.45  $            10.07  $            10.00
  Unit value at end of period                $             10.71  $            10.45  $            10.07
  No. of units outstanding at end of period            1,643,207             548,767              34,322
MORTGAGE-BACKED SECURITIES SUBACCOUNT
  Unit value at beginning of period          $             11.42  $             9.99  $            10.00
  Unit value at end of period                $             11.39  $            11.42  $             9.99
  No. of units outstanding at end of period              805,409             380,031               2,886
OTC SUBACCOUNT
  Unit value at beginning of period          $             13.21  $            10.35  $            10.00
  Unit value at end of period                $             15.61  $            13.21  $            10.35
  No. of units outstanding at end of period            1,994,122             759,597              63,781
RESEARCH SUBACCOUNT
  Unit value at beginning of period          $             13.10  $             9.72  $            10.00
  Unit value at end of period                $             15.20  $            13.10  $             9.72
  No. of units outstanding at end of period            3,562,977           1,255,752              69,177
TOTAL RETURN SUBACCOUNT
  Unit value at beginning of period          $             12.05  $             9.81  $            10.00
  Unit value at end of period                $             12.80  $            12.05  $             9.81
  No. of units outstanding at end of period            3,387,074           1,312,565              33,106
GROWTH & INCOME SUBACCOUNT
  Unit value at beginning of period          $             10.00
  Unit value at end of period                $             11.66
  No. of units outstanding at end of period            1,335,656
VALUE + GROWTH SUBACCOUNT
  Unit value at beginning of period          $             10.00
  Unit value at end of period                $             10.80
  No. of units outstanding at end of period              791,732
INTERNATIONAL EQUITY SUBACCOUNT
  Unit value at beginning of period          $             10.00
  Unit value at end of period                $             10.04
  No. of units outstanding at end of period              583,902



The  Subaccounts  investing  in  The  GCG  Trust  are  new  in  1997.

                                THE  COMPANY

Equitable Life Insurance Company of Iowa (the "Company") was founded in Iowa in 1867 and is the oldest life insurance company west of the Mississippi. The Company is currently licensed to do business in the District of Columbia and all states except New Hampshire and New York. The Company is a wholly-owned subsidiary of Equitable of Iowa Companies ("Equitable of Iowa"), an Iowa corporation.

                             THE SEPARATE ACCOUNT

The Board of Directors of the Company adopted a resolution to establish a segregated asset account pursuant to Iowa insurance law on January 24, 1994. This segregated asset account has been designated Equitable Life Insurance Company of Iowa Separate Account A (the "Separate Account"). The Company has caused the Separate Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account equal to the reserves and other contract liabilities with respect to the Separate Account, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains and losses, whether or not realized, are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains or losses of the Company. The Company's obligations arising under the Contracts are general obligations.

The Separate Account meets the definition of a "separate account" under federal securities laws.

The Separate Account is divided into Subaccounts, with the assets of each Subaccount invested in one Portfolio of Equi-Select Series Trust, Warburg Pincus Trust or The GCG Trust. The Separate Account may invest in other Investment Options. There is no assurance that the investment objectives of any of the Portfolios will be met.

Owners bear the complete investment risk for Purchase Payments allocated to a Subaccount. Contract Values will fluctuate in accordance with the investment performance of the Subaccounts to which Purchase Payments are allocated, and in accordance with the imposition of the fees and charges assessed under the Contracts.

                              INVESTMENT OPTIONS

EQUI-SELECT  SERIES  TRUST

Equi-Select Series Trust ("Trust") has been established to act as one of the funding vehicles for the Contracts offered. The Trust is an open-end management investment company. The Trust is managed by Equitable Investment Services, Inc. ("EISI") which is a wholly-owned subsidiary of Equitable of Iowa. EISI has retained Sub-Advisers for certain Portfolios to make investment decisions and place orders. The Sub-Advisers for the Portfolios are: Credit Suisse Investment Management Limited with respect to the International Fixed Income Portfolio; Massachusetts Financial Services Company with respect to the OTC, Research and Total Return Portfolios and Robertson, Stephens & Company Investment Management, L.P. with respect to the Growth & Income and Value + Growth Portfolios. See "Management of the Trust" in the Trust Prospectus, which accompanies this Prospectus, for additional information concerning EISI and the Sub-Advisers, including a description of advisory and sub-advisory fees.

The Trust is intended to meet differing investment objectives with its currently available separate Portfolios.

The  investment  objectives  of  the  Portfolios  are  as  follows:

     ADVANTAGE PORTFOLIO. The Advantage Portfolio seeks current income with a very low degree of share-price fluctuation. The Portfolio invests primarily in ultra short-term investment grade debt obligations. The Portfolio is designed for investors who seek higher yields than money market funds generally offer and who are willing to accept some modest principal fluctuation in order to achieve that objective. Because its share price will vary, the Portfolio is not an appropriate investment for those whose primary objective is absolute principal stability. The Portfolio's investments include a combination of high-quality money market instruments, as well as securities with longer maturities and securities of lower quality. Under normal market conditions, it is anticipated that the Portfolio will maintain an average effective maturity of one year or less.

     INTERNATIONAL FIXED INCOME PORTFOLIO. The International Fixed Income Portfolio seeks to provide high total return. The Portfolio will seek to achieve its objective by investing in both domestic and foreign debt securities and related foreign currency transactions. The total return will be sought through a combination of current income, capital gains and gains in currency positions. Under normal market conditions, the Portfolio will invest primarily in: (i) obligations issued or guaranteed by foreign national governments, their agencies, instrumentalities, or political subdivisions;
(ii) U.S. government securities; and (iii) debt securities issued or guaranteed by supranational organizations, considered to be government securities. Under normal conditions, the Portfolio's Sub-Adviser expects that the Portfolio generally will be invested in at least six different countries, including the U.S., although the Portfolio may at times invest all of its assets in a single country. The Portfolio may invest a significant portion of its assets in foreign securities. Investing in foreign securities generally involves risks not ordinarily associated with investing in securities of domestic issuers. Purchasers are cautioned to read the "Appendix -- Foreign Investments" in the Trust Prospectus for a discussion of the risks involved in foreign investing.

     MONEY MARKET PORTFOLIO. The Money Market Portfolio seeks to obtain maximum current income, consistent with the preservation of capital and the maintenance of liquidity. The Portfolio will seek to achieve this objective by investing exclusively in certain U.S. dollar-denominated money market instruments having remaining maturities of 397 days or less. An investment in the Money Market Portfolio is neither insured nor guaranteed by the U.S. Government.

     MORTGAGE-BACKED SECURITIES PORTFOLIO. The Mortgage-Backed Securities Portfolio seeks to obtain a high current return, consistent with safety of principal, primarily through investments in mortgage-backed securities. Mortgage-backed securities represent interests in, or are secured by and payable from, pools of mortgage loans, including collateralized mortgage obligations.

     OTC PORTFOLIO. The primary investment objective of the OTC Portfolio is to seek to obtain long-term growth of capital. The Portfolio seeks to achieve its objective by investing at least 65% of its total assets, under normal circumstances, in securities principally traded on the over-the-counter (OTC) securities market.

     RESEARCH PORTFOLIO. The Research Portfolio seeks to provide long-term growth of capital and future income by investing a substantial portion of its assets in the common stocks or securities convertible into common stocks of companies believed to possess better than average prospects for long-term growth. A smaller proportion of the assets may be invested in bonds, short-term obligations, preferred stocks or common stocks whose principal characteristic is income production rather than growth. The portfolio securities of the Research Portfolio are selected by the investment research analysts in the Equity Research Group of the Sub-Adviser. The Portfolio's assets are allocated to industry groups (e.g. within the health care sector, the managed care, drug and medical supply industries). The allocation by sector and industry is determined by the analysts acting together as a group.

     TOTAL RETURN PORTFOLIO. The Total Return Portfolio primarily seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. While current income is the primary objective, the Portfolio believes that there should also be a reasonable opportunity for growth of capital and income, since many securities offering a better than average yield may also possess growth potential. Generally, at least 40% of the Portfolio's assets are invested in equity securities.

     GROWTH & INCOME PORTFOLIO. The Growth & Income Portfolio seeks long-term total return. The Portfolio will pursue this objective primarily by investing in equity and debt securities, focusing on small- and mid-cap companies that offer the potential for capital appreciation, current income or both. The Portfolio will normally invest the majority of its assets in common and preferred stocks, convertible securities, bonds and notes.

     VALUE + GROWTH PORTFOLIO. The Value + Growth Portfolio seeks capital appreciation. The Portfolio invests primarily in mid-cap growth companies with favorable relationships between price/earnings ratios and growth rates, in sectors offering the potential for above-average returns. Mid-cap companies are companies with market capitalizations ranging from $750 million to approximately $2 billion, although the Portfolio's investments may include securities of larger or smaller companies.

WARBURG  PINCUS  TRUST

Warburg Pincus Trust is an open-end management investment company. Warburg, Pincus Counsellors, Inc. ("Warburg") is the investment adviser to each of the Trust's four Portfolios, one of which -- the International Equity Portfolio -- is being offered herein. Warburg is a wholly-owned subsidiary of Warburg, Pincus Counsellors G.P., a New York general partnership, which itself is controlled by Warburg, Pincus & Co. ("WP & Co."), also a New York general partnership. Lionel I. Pincus, the managing partner of WP & Co., may be deemed a controlling person of both WP & Co. and Warburg.

The  investment objective of the International Equity Portfolio is as follows:

     INTERNATIONAL EQUITY PORTFOLIO. The investment objective of the International Equity Portfolio is to seek long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Warburg have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets -- but no less than 65% of its total assets -- in common stocks, warrants and securities convertible into or exchangeable for common stocks. Generally the Portfolio will hold no less than 65% of its total assets in at least three countries other than the United States.

THE  GCG  TRUST

The GCG Trust ("GCG") is an open-end management investment company, more commonly referred to as a mutual fund. Directed Services, Inc. ("Manager") serves as the manager to GCG. The Manager is an indirect wholly-owned subsidiary of Equitable of Iowa and an affiliate of the Company. GCG and the Manager have retained Portfolio Managers for each of the Series of GCG. The Portfolio Manager to the Fully Managed Series is T. Rowe Price; the Portfolio Manager to the Rising Dividends Series is Kayne, Anderson Investment Management, L.P.; and the Portfolio Manager to the Small Cap Series is Fred Alger Management, Inc.

The  investment  objectives  of  the  available  Series  are  as  follows:

     FULLY MANAGED SERIES. The Fully Managed Series seeks, over the long term, a high total investment return, consistent with the preservation of capital and prudent investment risk. The Series seeks to achieve this objective by investing primarily in common stocks. The Series may also invest in fixed income securities and money market instruments to preserve its principal value during uncertain or declining market conditions.

     RISING DIVIDENDS SERIES. The Rising Dividends Series seeks capital appreciation. The Series seeks to achieve this objective by investing in equity securities of high quality companies that meet the following four criteria: consistent dividend increases; substantial dividend increases; reinvested profits; and an under-leveraged balance sheet.

     SMALL CAP SERIES. The Small Cap Series seeks to achieve long-term capital appreciation by investing in equity securities of companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2000 Growth Index. Many of the securities in which the Series invests may be those of new companies in a developmental stage or more seasoned companies believed by the Portfolio Manager to be entering a new stage of growth.

While a brief summary of the investment objectives of the Portfolios of Equi-Select Series Trust and Warburg Pincus Trust and the Series of The GCG Trust are set forth above, more comprehensive information, including a discussion of potential risks, is found in the current Prospectuses for each of the Investment Options, which are included with this Prospectus. Additional Prospectuses and the Statements of Additional Information can be obtained by calling the Customer Service Center or writing the Company's Home Office. Purchasers should read the Prospectuses for the Investment Options carefully before investing.

VOTING  RIGHTS

In accordance with its view of present applicable law, the Company will vote the shares of the Investment Options held in the Separate Account at special meetings of the shareholders in accordance with instructions received from persons having the voting interest in the Separate Account. The Company will vote shares for which it has not received instructions, as well as shares attributable to it, in the same proportion as it votes shares for which it has received instructions. The Investment Options do not hold regular meetings of shareholders.

The number of shares which a person has a right to vote will be determined as of a date to be chosen by the Company prior to a shareholder meeting of an Investment Option. Voting instructions will be solicited by written communication prior to the meeting.

SUBSTITUTION  OF  SECURITIES

If the shares of the Investment Options (or any Portfolio within an Investment Option or any other Investment Option), are no longer available for investment by the Separate Account or, if in the judgment of the Company, further investment in the shares should become inappropriate in view of the purpose of the Contracts, the Company may substitute shares of another Investment Option (or Portfolio) for shares already purchased or to be purchased in the future by Purchase Payments under the Contracts. No substitution of securities may take place without prior approval of the Securities and Exchange Commission and under the requirements it may impose.

Shares of the Investment Options are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and (with respect to certain of the Investment Options) variable life insurance policies of various life insurance companies which may or may not be affiliated. In addition, Warburg Pincus Trust and GCG offer their shares to tax-qualified pension and retirement plans ("Qualified Plans"). The Investment Options do not foresee any disadvantage to Owners arising out of the fact that the Investment Options offer their shares for products offered by life insurance companies which are not affiliated (or with respect to Warburg Pincus Trust and GCG, that they offer their shares to Qualified Plans). Nevertheless, the Boards of Trustees of the Investment Options intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one or more insurance company separate accounts (or Qualified Plans) might withdraw its investments in an Investment Option. An irreconcilable conflict might result in the withdrawal of a substantial amount of a Portfolio's assets which could adversely affect such Portfolio's net asset value per share.

                            CHARGES AND DEDUCTIONS

Various charges and deductions are made from the Contract Value and the Separate Account. These charges and deductions are:

DEDUCTION  FOR  WITHDRAWAL  CHARGE  (SALES  LOAD)

If all or a portion of the Contract Value (see "Withdrawals" on Page __) is withdrawn, a Withdrawal Charge (sales load) will be calculated at the time of each withdrawal and will be deducted from the Contract Value. This Charge reimburses the Company for expenses incurred in connection with the promotion, sale and distribution of the Contracts. The Withdrawal Charge percentages are based upon the number of Purchase Payment Anniversaries that Purchase Payments have remained in the Contract before being withdrawn as shown in the Table of Withdrawal Charges below:

                          TABLE OF WITHDRAWAL CHARGES

Purchase Payment Anniversary  Withdrawal Charge
----------------------------  ------------------------------------

  1                           8% of the Purchase Payment withdrawn
  2                           7% of the Purchase Payment withdrawn
  3                           6% of the Purchase Payment withdrawn
  4                           5% of the Purchase Payment withdrawn
  5                           4% of the Purchase Payment withdrawn
  6                           3% of the Purchase Payment withdrawn
  7                           2% of the Purchase Payment withdrawn
  8                           1% of the Purchase Payment withdrawn
  9 and after                 0% of the Purchase Payment withdrawn



At any time, the Owner may make a withdrawal, without the imposition of a Withdrawal Charge, of an amount equal to the sum of: 1) earnings (Contract Value less unliquidated Purchase Payments not withdrawn); 2) Purchase Payments in the Contract for more than eight years; and 3) an amount which is equal to 10% of the Purchase Payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the Contract Year, plus 10% of the Purchase Payments made after the first withdrawal in the Contract Year but before the next Contract Anniversary, less any withdrawals in the same
Contract  Year  of  Purchase  Payments  less  than  eight  years  old.    See
"Withdrawals" for a discussion of how Contract Value is deemed withdrawn for purposes of the Withdrawal Charge.

Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions, up to an amount currently equal to 7.75% of Purchase Payments, for promotional or distribution expenses associated with the marketing of the Contracts. The Company may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission (which when combined could exceed 7.75% of Purchase Payments). In addition, under certain circumstances, the Company may pay certain sellers production bonuses which will take into account, among other things, the total Purchase Payments which have been made under Contracts associated with the broker-dealer. Additional payments or allowances may be made for other services not directly related to the sale of the Contracts. To the extent that the Withdrawal Charge is insufficient to cover the actual costs of distribution, the Company may use any of its corporate assets, including potential profit which may arise from the Mortality and Expense Risk Charge (see below), to provide for any difference.

No Withdrawal Charge is deducted if Plan A -- Option 1; Plan B or Plan C is elected. (See "Contract Proceeds -- Fixed Payment Plans" on Page __.)

In addition, in certain states, an endorsement to the Contract is issued which permits the Owner to make a total or partial withdrawal without the imposition of a Withdrawal Charge if the Annuitant is hospitalized and/or confined to an eligible nursing home for 30 consecutive days.

REDUCTION  OR  ELIMINATION  OF  THE  WITHDRAWAL  CHARGE

The amount of the Withdrawal Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Withdrawal Charge will be determined by the Company after examination of all the relevant factors such as:

     1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

     2. The total amount of Purchase Payments to be received will be considered. Per Contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

     3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

     4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Withdrawal Charge.

The Company and its affiliates may offer an exchange program ("Exchange Program") to their fixed annuity contract owners whereby a contract owner can exchange his or her fixed annuity contract for a Contract offered by this Prospectus. Pursuant to the Exchange Program, the Withdrawal Charge may be reduced or eliminated so that a contract owner would not incur any additional or higher Withdrawal Charge as a result of the exchange.

The Withdrawal Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the Withdrawal Charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

DEDUCTION  FOR  MORTALITY  AND  EXPENSE  RISK  CHARGE

The Company deducts on each Valuation Date a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% (consisting of approximately .90% for mortality risks and approximately .35% for expense risks) of the average daily net asset value of the Separate Account. The mortality risks assumed by the Company arise from its contractual obligation to make annuity payments after the Annuity Date for the life of the Annuitant and to waive the Withdrawal Charge in the event of the death of the Annuitant. Also, there is a mortality risk borne by the Company with respect to the guaranteed death benefit (see "Contract Proceeds -- Death Proceeds" on Page __). The expense risk assumed by the Company is that all actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees and the costs of other services may exceed the amount recovered from the Annual Contract Maintenance Charge and the Administrative Charge.

If the Mortality and Expense Risk Charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company. The Company expects a profit from this charge.

The Mortality and Expense Risk Charge is guaranteed by the Company and cannot be increased.

DEDUCTION  FOR  ADMINISTRATIVE  CHARGE

The Company deducts on each Valuation Date an Administrative Charge which is equal, on an annual basis, to .15% of the average daily net asset value of the Separate Account. This charge, together with the Annual Contract Maintenance Charge (see below), is to reimburse the Company for the expenses it incurs in the establishment and maintenance of the Contracts and the Separate Account. These expenses include but are not limited to: preparation of the Contracts, confirmations, annual reports and statements, maintenance of Owner records, maintenance of Separate Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Owner servicing and all accounting, valuation, regulatory and reporting requirements. Since this charge is an asset-based charge, the amount of the charge attributable to a particular Contract may have no relationship to the administrative costs actually incurred by that Contract. The Company does not intend to profit from this charge. This charge will be reduced to the extent that the amount of this charge is in excess of that necessary to reimburse the Company for its administrative expenses. Should this charge prove to be insufficient, the Company will not increase this charge and will incur the loss.

DEDUCTION  FOR  ANNUAL  CONTRACT  MAINTENANCE  CHARGE

The Company deducts an Annual Contract Maintenance Charge of $30 from the Contract Value on each Contract Anniversary prior to the Maturity Date. This charge is to reimburse the Company for its administrative expenses (see above). This charge is deducted by subtracting values from the Fixed Account and/or cancelling Accumulation Units from each applicable Subaccount in the ratio that the value of each account bears to the total Contract Value. If a total withdrawal is made on other than a Contract Anniversary, the Annual Contract Maintenance Charge will be deducted at the time of withdrawal. If the Maturity Date is not a Contract Anniversary, the Annual Contract Maintenance Charge will be deducted from the Maturity Proceeds. The Company has set this charge at a level so that, when considered in conjunction with the Administrative Charge (see above), it will not make a profit from the charges assessed for administration.

DEDUCTION  FOR  PREMIUM  TAXES

The Contract provides that any premium or other taxes paid to any government entity relating to the Contract will be deducted from the Purchase Payment or Contract Value when incurred. Some states assess premium taxes at the time Purchase Payments are made; others assess premium taxes at the time Annuity Payments begin. Premium taxes generally range from 0% to 4%. The Contract also provides that the Company may, at its sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right the Company may have to deduct amounts at a later date. The Company currently intends to advance any premium taxes due at the time Purchase Payments are made and then deduct such premium taxes from an Owner's Contract Value at the time Annuity Payments begin or upon withdrawal if the Company is unable to obtain a refund. The Company will, in its sole discretion, determine when taxes have resulted from:

     (1)    the  investment  experience  of  the  Separate  Account;
     (2)    receipt  by  the  Company  of  the  Purchase  Payments;  or
     (3)    commencement  of  Annuity  Payments.

DEDUCTION  FOR  INCOME  TAXES

While the Company is not currently maintaining a provision for federal income taxes with respect to the Separate Account, the Company has reserved the right to establish a provision for income taxes if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account. The Company will deduct for any income taxes incurred by it as a result of the operation of the Separate Account whether or not there was a provision for taxes and whether or not it was sufficient. The Company will deduct any withholding taxes required by applicable law.

DEDUCTION  FOR  EXPENSES  OF  THE  INVESTMENT  OPTIONS

There are other deductions from and expenses paid out of the assets of the Investment Options, including amounts paid for other expenses and amounts paid to the investment advisers as Management Fees, which are described in the accompanying Prospectuses for the Investment Options.

DEDUCTION  FOR  TRANSFER  FEE

Prior to the Maturity Date, the Owner may transfer all or part of the Owner's interest in a Subaccount or the Fixed Account (subject to Fixed Account provisions) without the imposition of any fee or charge if there have been no more than 12 transfers made in the Contract Year. If more than 12 transfers have been made in the Contract Year, the Company will deduct a Transfer Fee which is equal to the lesser of 2% of the Contract Value transferred or an amount not greater than $25. (The current amount is $25.) Currently, all transfers made on any one day are considered a single transfer. If the Owner is participating in the Automatic Portfolio Rebalancing program or the Dollar Cost Averaging program providing for the automatic transfer of funds from a Subaccount or the Fixed Account to any other Subaccount(s), such transfers currently are not counted toward the number of transfers for the year and are not taken into account in determining any Transfer Fee. However, the Company reserves the right to treat multiple transfers in a single day, Automatic Portfolio Rebalancing transfers and Dollar Cost Averaging transfers as standard transfers when determining annual transfers and imposing the Transfer Fee. (See "Purchase Payments and Contract Value -- Dollar Cost Averaging" on Page __ and "Purchase Payments and Contract Value -- Automatic Portfolio Rebalancing" on Page __.)

                                 THE CONTRACTS

OWNERSHIP

The Owner exercises all the rights under the Contract. The maximum issue Age is 85 years old for Owners and Annuitants (in Florida, 75 years old for Annuitants). The Owner may name a new Owner. Any change in Ownership must be sent to the Company's Customer Service Center on a form acceptable to the Company. The change will go into effect when it is signed, subject to any payments or actions taken by the Company before it records it. The Company is not responsible for any tax consequences occurring as a result of ownership changes.

ANNUITANT

The Annuitant is the natural person on whose life Annuity Payments are based. The Annuitant is irrevocably named at the time the Contract is issued.

ASSIGNMENT

During the Annuitant's life, the Owner can assign some or all of the Owner's rights under the Contract to someone else.

A signed copy of the assignment must be sent to the Company on a form acceptable to the Company. An assignment of the Contract is not binding on the Company until the assignment, or a copy, is recorded at the Customer Service Center, subject to any payments or actions taken by the Company before the recording. The Company is not responsible for the validity or effect of any assignment, including any tax consequences.

The consent of any Irrevocable Beneficiaries is required before assignment of Proceeds can happen.

If the Contract is issued pursuant to a retirement plan which receives favorable tax treatment under the provisions of Sections 401, 403(b), 408 or 457 of the Code, it may not be assigned, pledged or otherwise transferred except as may be allowed under applicable law.

BENEFICIARY

The Owner can name any Beneficiary to be an Irrevocable Beneficiary. The interest of an Irrevocable Beneficiary cannot be changed without his or her consent. Otherwise, the Owner can change Beneficiaries as explained below.

Unless the Owner states otherwise, all rights of a Beneficiary, including an Irrevocable Beneficiary, will end if he or she dies before the Annuitant. If any Beneficiary dies before the Annuitant, that Beneficiary's interest will pass to any other Beneficiaries according to their respective interests. If all Beneficiaries die before the Annuitant, upon the Annuitant's death the Company will pay the Death Proceeds to the Owner, if living, otherwise to the Owner's estate or legal successors.

The Owner can change the Beneficiary at any time during the Annuitant's life. To do so, the Owner must send a written request to the Company's Customer Service Center. The request must be on a form acceptable to the Company. The change will go into effect when signed, subject to any payments or actions taken by the Company before it records the change.

A change cancels all prior Beneficiary designations; except, however, a change will not cancel any Irrevocable Beneficiary without his or her consent. The interest of the Beneficiary will be subject to:

     (1) any assignment of the Contract, accepted and recorded by the Company prior to the Annuitant's death; and

     (2)    any  Payment  Plan in effect on the date of the Annuitant's death.

Death Proceeds will be paid as though the Beneficiary died before the Annuitant if:

     (1)    the  Beneficiary  dies  at  the  same  time  as  the Annuitant; or
     (2)    the  Beneficiary  dies  within  24 hours of the Annuitant's death.

                     PURCHASE PAYMENTS AND CONTRACT VALUE

PURCHASE  PAYMENTS

The initial Purchase Payment is due on the Issue Date. There is no Contract until the initial Purchase Payment is paid. If any check presented as payment of any part of the initial Purchase Payment for a Contract is not honored, the Contract is void.

The minimum Purchase Payment for Non-Qualified Contracts is an aggregate of $5,000 the first year and the minimum subsequent Purchase Payment is $100. Under certain circumstances the Company may waive and/or modify the minimum subsequent Purchase Payment requirement for Non-Qualified Contracts in the case of large groups who submit Purchase Payments through Company approved billing procedures. For Qualified Contracts, the minimum Purchase Payment is $100 per month if payroll deduction is used; otherwise it is an aggregate of $2,000 per year. Prior Company approval must be obtained for subsequent
Purchase Payments in excess of $500,000 or for total Purchase Payments in excess of $1 million. The Company reserves the right to accept or decline any Application or Purchase Payment.

ALLOCATION  OF  PURCHASE  PAYMENTS

The initial Purchase Payment is allocated to the Fixed Account or the Subaccount(s) of the Separate Account as elected by the Owner. Unless otherwise changed by the Owner, subsequent Purchase Payments are allocated in the same manner as the initial Purchase Payment. (In Oregon, Washington and New Jersey, after the second Contract Year, subsequent Purchase Payments may not be allocated to the Fixed Account.)

Under certain circumstances, Purchase Payments, which have been designated by prospective purchasers to be allocated to the Fixed Account or Subaccounts other than the Money Market Subaccount, may initially be allocated to the Money Market Subaccount during the free look period. (See "Highlights" on Page __.) For each Subaccount, Purchase Payments are converted into Accumulation Units. The number of Accumulation Units credited to the Contract is determined by dividing the Purchase Payment allocated to the Subaccount by the value of the Accumulation Unit for the Subaccount. Purchase Payments allocated to the Fixed Account are credited in dollars.

If the Application for a Contract is in good order, the Company will apply the Purchase Payment to the Separate Account and credit the Contract with Accumulation Units and/or to the Fixed Account and credit the Contract with dollars within two business days of receipt. If the Application for a Contract is not in good order, the Company will attempt to get it in good order or the Company will return the Application and the Purchase Payment within five (5) business days. The Company will not retain a Purchase Payment for more than five (5) business days while processing an incomplete Application unless it has been so authorized by the purchaser.

DOLLAR  COST  AVERAGING

Dollar Cost Averaging is a program which, if elected, permits an Owner to systematically transfer each month amounts from any one Subaccount or the Fixed Account (subject to Fixed Account provisions) to any Subaccount(s). By allocating amounts on a regularly scheduled basis as opposed to allocating the total amount at one particular time, an Owner may be less susceptible to the impact of market fluctuations. The minimum amount which may be transferred is $100. The minimum duration of participation in any Dollar Cost Averaging program is currently five (5) months. An Owner must have a minimum of the amount required in the Subaccount or the Fixed Account to complete the Owner's designated program, in order to participate in the Dollar Cost Averaging program.

All Dollar Cost Averaging transfers will be made on the 15th of each month or another monthly date mutually agreed upon (or the next Valuation Date if the 15th of the month is not a Valuation Date). If the Owner is participating in the Dollar Cost Averaging program, such transfers currently are not taken into account in determining any Transfer Fee. The Company reserves the right to treat Dollar Cost Averaging transfers as standard transfers when determining the number of transfers in a year and imposing any applicable Transfer Fees. An Owner participating in the Dollar Cost Averaging program may not make automatic withdrawals of his or her Contract Value or participate in the Automatic Portfolio Rebalancing program. (See "Withdrawals -- Automatic Withdrawals" on Page __ and "Purchase Payments and Contract Value -- Automatic Portfolio Rebalancing" below.)

AUTOMATIC  PORTFOLIO  REBALANCING

Owners may participate in the Automatic Portfolio Rebalancing program pursuant to which Owners authorize the Company to automatically transfer all or a portion of their Contract Value on a periodic basis to maintain a particular percentage allocation among the Portfolios, as selected by the Owner. The Contract Value allocated to each Portfolio will increase or decrease at different rates depending on the investment experience of the Portfolio and Automatic Portfolio Rebalancing automatically reallocates the Contract Value in the Portfolios to the allocation chosen by the Owner. The allocations must be in full percentage points.

An Owner may select that rebalancing occur on a quarterly, semiannual or annual basis and currently all Portfolios are available investment options under Automatic Portfolio Rebalancing. The Fixed Account is excluded from rebalancing. Currently, the Company offers Automatic Portfolio Rebalancing to Owners with a Contract Value of greater than $25,000, but reserves the right to offer the program on Contracts with a lesser amount. The Company reserves the right to modify, suspend or terminate this service at any time.

All Automatic Portfolio Rebalancing transfers will be made on the 15th of the month that rebalancing is requested or another monthly date mutually agreed upon (or the next Valuation Date, if the 15th of the month is not a Valuation
Date). If the Owner is participating in the Automatic Portfolio Rebalancing program, such transfers currently are not taken into account in determining any Transfer Fee. The Company reserves the right to treat Automatic Portfolio Rebalancing transfers as standard transfers when determining the number of transfers in a year and imposing any applicable Transfer Fees. An Owner participating in the Automatic Portfolio Rebalancing program may not make automatic withdrawals of his or her Contract Value or participate in the Dollar Cost Averaging program. (See "Purchase Payments and Contract Value --
Dollar Cost Averaging" above and "Withdrawals -- Automatic Withdrawals" on Page __.)

CONTRACT  VALUE

The  Contract  Value,  at  any  time,  is  the  sum  of:

     (1)    the  Fixed  Account  Value;  and

     (2)    the  Separate  Account  Value.

The Separate Account value on any Valuation Date means the sum of the Owner's interests in the Subaccounts of the Separate Account. The value of the Owner's interest in a Subaccount is determined by multiplying the number of Accumulation Units attributable to that Subaccount by the Accumulation Unit value for the Subaccount. Any withdrawals or transfers will result in the cancellation of Accumulation Units in a Subaccount. The Separate Account values will vary with the performance of the Subaccounts of the Separate Account, any Purchase Payments paid, partial withdrawals and charges assessed.

ACCUMULATION  UNIT

A Purchase Payment when allocated to the Separate Account is converted into Accumulation Units for the selected Subaccount. The number of Accumulation Units in a Subaccount credited to the Contract is determined by dividing the Purchase Payment allocated to that Subaccount by the Accumulation Unit value for that Subaccount as of the Valuation Period during which the Purchase Payment is allocated to the Subaccount. The Accumulation Unit value for each Subaccount was arbitrarily set initially at $10. Subsequent Accumulation Unit values are determined by subtracting (2) from (1) and dividing the result by
(3)  where:

     (1)    is  the  net  result  of:

          (a) the assets of the Subaccount attributable to Accumulation Units; plus or minus

          (b) the cumulative charge or credit for taxes reserved, which resulted from the operation or maintenance of the Subaccount.

     (2) is the cumulative unpaid charge for the Mortality and Expense Risk Charge and for the Administrative Charge; and

     (3) is the number of Accumulation Units outstanding at the end of the Valuation Period.

The Accumulation Unit value may increase or decrease from Valuation Period to Valuation Period.

                                   TRANSFERS

Prior to the Maturity Date, the Owner may transfer all or part of the Owner's interest in a Subaccount or the Fixed Account without the imposition of any fee or charge if there have been no more than 12 transfers for the Contract Year. All transfers are subject to the following:

     (1) if more than 12 free transfers have been made in any Contract Year, the Company will deduct a Transfer Fee for each subsequent transfer. (The Transfer Fee is the lesser of 2% of the Contract Value transferred or $25.) The Transfer Fee will be deducted from the amount which is transferred. Transfers from a Dollar Cost Averaging program or Automatic Portfolio Rebalancing program are currently not counted toward the number of annual transfers and are not taken into account in determining any applicable Transfer Fees. Currently, all transfers in a single day are treated as a single transfer. The Company reserves the right to treat Dollar Cost Averaging transfers, Automatic Portfolio Rebalancing transfers and multiple transfers in a single day as standard transfers in determining the number of annual transfers and the imposition of any applicable Transfer Fees.

     (2) the minimum amount which can be transferred is $100 or the Owner's entire interest in the Subaccount or the Fixed Account, if less. The minimum amount which must remain in a Subaccount or Fixed Account after a transfer is $100 or the Subaccount or Fixed Account must be liquidated.

     (3) for any Contract Year, transfers of Purchase Payments and any attributable earnings from the Fixed Account to a Subaccount are limited to ten percent (10%) of the Purchase Payment and ten percent (10%) of its attributable earnings. If a Purchase Payment was received at least eight (8) years prior to the request for transfer, all of the Purchase Payment and the earnings attributable to it may be transferred to a Subaccount. (In New Jersey, no amounts may be transferred to the Fixed Account after the second Contract Year.)

     (4)    any  transfer  direction  must  clearly  specify:

          (a)  the  amount  which  is  to  be  transferred;  and

          (b)  the  Fixed  Account  or  Subaccounts  which are to be affected.

     (5) transfers will be made as of the Valuation Period next following the Valuation Period during which a written request for a transfer is received by the Company.

     (6) the Company reserves the right, at any time, and without prior notice to any party, to terminate, suspend, or modify the transfer privilege described above, subject to applicable state law and regulation.

An Owner may elect to make transfers by telephone. To elect this option the Owner must do so in writing to the Company. If there are Joint Owners, unless the Company is informed to the contrary, instructions will be accepted from either one of the Joint Owners. The Company will use reasonable procedures to confirm that instructions communicated by telephone are genuine. If it does not, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The Company may tape record all telephone instructions.

                                  WITHDRAWALS

Prior to the Maturity Date, the Owner may, upon written request received by the Company, make a total or partial withdrawal of the Contract Withdrawal Value. (For Contracts issued in Idaho, no partial withdrawal may be made for 30 days after the Issue Date.) The Contract terminates if a total withdrawal is made. The Contract Withdrawal Value is:

     (1) the Contract Value for the Valuation Period next following the Valuation Period during which a written request for a withdrawal is received by the Company; less

     (2)    any  applicable  taxes  not  previously  deducted;  less

     (3) the Withdrawal Charge, if any (see "Charges and Deductions -- Deduction for Withdrawal Charge (Sales Load)" on Page 12); less

     (4)    the  Annual  Contract  Maintenance  Charge,  if  any.

A withdrawal will result in the cancellation of Accumulation Units for each applicable Subaccount of the Separate Account or a reduction in the Fixed Account Value. Unless otherwise instructed, a partial withdrawal will be applied pro rata among each Subaccount and the Fixed Account based on the ratio of the value of each Subaccount or Fixed Account to the Contract Value. The Company will pay the amount of any withdrawal from the Subaccounts within seven (7) calendar days of receipt of a request, unless the "Suspension of Payments or Transfers" provision is in effect (see "Suspension of Payments or Transfers" below).

For purposes of determining any applicable Withdrawal Charges or any other charges under the Contract, Contract Value is removed in the following order:
1) earnings (Contract Value less Purchase Payments not withdrawn); 2) Purchase Payments in the Contract for more than eight years (these Purchase Payments are liquidated on a first in, first out basis); 3) additional free amount (which is equal to 10% of the Purchase Payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the Contract Year, plus 10% of the Purchase Payments made after the first withdrawal in the Contract Year but before the next Contract Anniversary, less any withdrawals in the same Contract Year of Purchase Payments less than eight years old); and
4) Purchase Payments in the Contract for less than eight years (these Purchase Payments are removed on a first in, first out basis).

Each partial withdrawal must be for an amount which is not less than $100 or the Owner's entire interest in the Subaccount or the Fixed Account, if less.
The minimum Contract Value which must remain in a Subaccount or the Fixed Account after a partial withdrawal is $100.

Certain tax withdrawal penalties and restrictions may apply to withdrawals from the Contracts. (See "Tax Status" on Page __.) For Contracts purchased in connection with 403(b) plans, the Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the
Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship.

However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

AUTOMATIC  WITHDRAWALS

Subject to any conditions and fees the Company may impose, an Owner may elect to withdraw a designated amount in equal periodic installments ("automatic withdrawals"). The Company reserves the right to charge a fee for automatic withdrawals. Currently, however, there are no charges for automatic withdrawals.

Automatic withdrawals are made on the 15th of each month, or any other monthly date mutually agreed upon (or the next following Valuation Date if the monthly date is not a Valuation Date). Certain withdrawal penalties may apply to withdrawals from the Contracts (see "Tax Status -- Tax Treatment of
Withdrawals -- Qualified Contracts" on Page __ and "Tax Treatment of Withdrawals -- Non-Qualified Contracts" on Page __). Automatic withdrawals are taken pro rata from Contract Value. Automatic withdrawals are not allowed simultaneously with the Dollar Cost Averaging program or Automatic Portfolio Rebalancing program. (See "Purchase Payments and Contract Value -- Dollar Cost Averaging" on Page __ and "Purchase Payments and Contract Value -- Automatic Portfolio Rebalancing" on Page __.)

TEXAS  OPTIONAL  RETIREMENT  PROGRAM

A Contract issued to a participant in the Texas Optional Retirement Program ("ORP") will contain an ORP endorsement that will amend the Contract as follows: A) If for any reason a second year of ORP participation is not begun, the total amount of the State of Texas' first-year contribution will be returned to the appropriate institute of higher education upon its request. B) No benefits will be payable, through surrender of the Contract or otherwise, until the participant dies, accepts retirement, terminates employment in all Texas institutions of higher education or attains the age of 70 1/2. The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in the ORP is required to obtain a certificate of termination from the participant's employer before the value of a Contract can be withdrawn.

SUSPENSION  OF  PAYMENTS  OR  TRANSFERS

The Company reserves the right to suspend or postpone payments (in Illinois, for a period not exceeding six months) for withdrawals or transfers for any period when:

     (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     (2)    trading  on  the  New  York  Stock  Exchange  is  restricted;

     (3) an emergency exists as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets;

     (4)    when  the  Company's  Customer  Service  Center  is  closed;  or

     (5) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners; provided that applicable rules and regulations of the Securities and Exchange Commission will govern as to whether the conditions described in (2) and (3) exist.

     The Company reserves the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months after written election is received by the Company.

                               CONTRACT PROCEEDS

MATURITY  PROCEEDS

The Owner selects a Maturity Date at the Issue Date and may elect a new Maturity Date at any time by making a written request to the Company at its Customer Service Center at least seven days prior to the Maturity Date.

On the Maturity Date, the Company will pay the Maturity Proceeds of the Contract to the Annuitant, if living, subject to the terms of the Contract. If Payment Plan A, Option 1; Plan B; or Plan C are elected, the Maturity Proceeds will be the Contract Value less any applicable taxes not previously deducted. (See "Fixed Payment Plans" below.) If the Maturity Proceeds are paid in cash or by any other method not listed above, the Maturity Proceeds equal the Contract Value less:

     (1)  any  applicable  taxes  not  previously  deducted;  less

     (2)  the  Withdrawal  Charge,  if  any;  less

     (3)  the  Annual  Contract  Maintenance  Charge,  if  any.

The election of a Payment Plan must be made in writing at least seven (7) days prior to the Maturity Date. If no election is made, an automatic option of monthly income for a minimum of 120 months and as long thereafter as the Annuitant lives will be applied.

DEATH  PROCEEDS

For  issue  ages  less  than  67,  the  death proceeds will be the greater of:

     (1)  Purchase  Payments  (less  any  withdrawals  and  taxes);

     (2)  Contract  Value  on  the  date  of  settlement  (less  taxes);  or

     (3) The highest Contract Value (adjusted for subsequent premium withdrawals and taxes) on any Contract Anniversary beginning with the 8th Contract Anniversary and continuing through to the last anniversary prior to attained age 76.

For  issue  ages  67  through  75,  the death proceeds will be the greater of:

     (1)  Purchase  Payments  (less  withdrawals  and  taxes);

     (2)  Contract  Value  on  the  date  of  settlement  (less  taxes);  or

     (3) The Contract Value (less subsequent withdrawals and taxes) on the 8th Contract Anniversary.

For issue ages 76 and above, the death proceeds will be the Contract Value on the date of settlement, less any applicable taxes not previously deducted.

The Death Proceeds will be determined and paid as of the Valuation Period next following the Valuation Period during which both due proof of death satisfactory to the Company and an election for the payment method from all Beneficiaries are received at the Company.

The Beneficiary can elect to have a single lump sum payment or choose one of the Payment Plans. If a single sum payment is requested, the amount will be paid within seven (7) days, unless the Suspension of Payments or Transfers provision is in effect.

Payment to the Beneficiary, other than in a single sum, may only be elected during the 60-day period beginning with the date of receipt of due proof of death on a form acceptable to the Company.

The entire Death Proceeds must be paid within five (5) years of the date of death unless:

     (1)    the  Beneficiary  elects  to  have  the  Death  Proceeds:

          (a) payable under a Payment Plan over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary; and

          (b)  payable  beginning  within  one  year  of the date of death; or

     (2) if the Beneficiary is the Owner's Spouse, the Beneficiary may elect to become the Owner of the Contract and the Contract will continue in effect.

DEATH  OF  THE  ANNUITANT

     (1) If the Annuitant dies prior to the Maturity Date, the Company will pay the Death Proceeds as provided above.

     (2) If the Annuitant dies after the Maturity Date but before all of the Proceeds payable under the Contract have been distributed, the Company will pay the remaining Proceeds to the Beneficiary(ies) according to the terms of the supplementary contract.

DEATH  OF  OWNER

     (1) If the Owner dies before the Maturity Date, ownership of the Contract will be transferred as follows:

          (a) if the Owner is also the Annuitant, the Death of the Annuitant provision described above applies; or

          (b) if the Owner is not also the Annuitant and if the new Owner is the spouse of the Owner, the Contract may be continued; or

          (c) if the Owner is not also the Annuitant and if the new Owner is someone other than the spouse of the Owner, the Contract Withdrawal Value must be distributed pursuant to the Death Proceeds provision above.

     (2) If the Owner dies on or after the Maturity Date, but before all Proceeds payable under the Contract have been distributed, the Company will continue payments according to the terms of the supplementary contract.

The Owner's spouse is the Owner's surviving spouse at the time of the Owner's death. If the Owner is not a natural person, the death of the Annuitant will be treated as the death of the Owner. If there are Joint Owners, any references to the death of the Owner shall mean the first death of an Owner.

FIXED  PAYMENT  PLANS

After the first Contract Year, the Proceeds may be applied under one or more of the Payment Plans described below. Payment Plans not specified in the Contract are available only if they are approved both by the Company and the Owner. The Owner chooses a Payment Plan during the Annuitant's lifetime. This choice can be changed during the life of the Annuitant prior to the Maturity Date. If the Owner has not chosen a plan prior to the Annuitant's death, the automatic option of monthly income for a minimum of 120 months and as long thereafter as the Payee lives will be applied.

The Owner chooses a plan by sending a written request to the Customer Service Center. The Company will send the Owner the proper forms to complete. The request, when recorded at the Company's Customer Service Center, will be in effect from the date it was signed, subject to any payments or actions taken by the Company before the recording. Any change must be requested at least seven (7) days prior to the Maturity Date. If, for any reason, the person named to receive payments (the Payee) is changed, the change will go into effect when the request is recorded at the Company's Customer Service Center, subject to any payments or actions taken by the Company before the recording.

No Withdrawal Charge is deducted if Plan A-Option 1; Plan B or Plan C is elected.

A plan is available only if the periodic payment is $100 or more. If the Pay is other than a natural person (such as a corporation), a plan will be available only with the Company's consent.

A supplementary contract will be issued in exchange for the Contract when payment is made under a Payment Plan. The effective date of a Payment Plan shall be a date upon which the Company and the Owner mutually agree.

The minimum interest rate for plans A and B is 3.0% a year, compounded yearly. The minimum rates for Plan C were based on the 1983a Annuity Table at 3.0% interest, compounded yearly. The Company may pay a higher rate at its discretion.

     PLAN  A.  INTEREST

     OPTION 1 -- The Contract Value less any applicable taxes not previously deducted may be left on deposit with the Company for five (5) years. Fixed payments will be made monthly, quarterly, semi-annually, or annually. The Company does not allow a monthly payment if the Contract Value applied under this option is less than $100,000. The Proceeds may not be withdrawn until the end of the five (5) year period.

     OPTION 2 -- The Contract Withdrawal Value may be left on deposit with the Company for a specified period. Interest will be paid annually. All or part of the Proceeds may be withdrawn at any time.

     PLAN  B.  FIXED  PERIOD

     The Contract Value less any applicable taxes not previously deducted will be paid until the Proceeds, plus interest, are paid in full. Payments may be paid annually or monthly. The payment period cannot be more than thirty (30) years nor less than five (5) years. The Contract provides for a table of minimum annual payments. They are based on the Age of the Annuitant or the Beneficiary.

     PLAN  C.  LIFE  INCOME

     The Contract Value less any applicable taxes not previously deducted will be paid in monthly or annual payments for as long as the Annuitant or Beneficiary, whichever is appropriate, lives. The Company has the right to require proof satisfactory to it of the Age and sex of such person and proof of continuing survival of such person. A minimum number of payments may be guaranteed, if desired. The Contract provides for a table of minimum annual payments. They are based on the Age of the Annuitant or the Beneficiary.

                                  DISTRIBUTOR

Equitable of Iowa Securities Network, Inc. ("Securities Network"), 604 Locust Street, Des Moines, Iowa 50309, acts as the distributor of the Contracts. Securities Network is also a wholly-owned subsidiary of Equitable of Iowa. The Contracts are offered on a continuous basis.

                                ADMINISTRATION

While the Company has primary responsibility for all administration of the Contracts, it has retained Golden American Life Insurance Company, P.O. Box 8794, Wilmington, Delaware to perform certain administrative services. Such administrative services include issuance of the Contracts and maintenance of Owners' records.

                            PERFORMANCE INFORMATION

MONEY  MARKET  PORTFOLIO

From time to time, the Company may advertise the "yield" and "effective yield" of the Money Market Subaccount of the Separate Account. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Subaccount refers to the income generated by Contract Values in the Money Market Subaccount over a seven-day period (which period will be stated in the advertisement). This income is "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the Contract Values in the Money Market Subaccount. The "effective yield" is calculated similarly. However, when annualized, the income earned by Contract Values is assumed to be reinvested. This results in the "effective yield" being slightly higher than the "yield" because of the compounding effect of the assumed reinvestment. The yield figure will reflect the deduction of any asset-based charges and any applicable Annual Contract Maintenance Charge, but will not reflect the deduction of any Withdrawal Charge. The deduction of any Withdrawal Charge would reduce any percentage increase or make greater any percentage decrease.

OTHER  PORTFOLIOS

From time to time, the Company may advertise performance data for the various other Portfolios under the Contract. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment medium over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that Unit by the Accumulation Unit value at the beginning of the period. This percentage figure will reflect the deduction of any asset-based charges and any applicable Annual Contract Maintenance Charges under the Contracts, but will not reflect the deduction of any Withdrawal Charge. The deduction of any Withdrawal Charge would reduce any percentage increase or make greater any percentage decrease.

Any advertisement will also include total return figures calculated as described in the Statement of Additional Information. The total return figures reflect the deduction of the asset-based charges, any applicable Annual Contract Maintenance Charge and Withdrawal Charges, as well as the fees and expenses of the Portfolio being advertised.

The Company may make available yield information with respect to some of the Portfolios. Such yield information will be calculated as described in the Statement of Additional Information. The yield information will reflect the deduction of any applicable Annual Contract Maintenance Charge as well as any asset-based charges.

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the Portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

In addition, the Company may, as appropriate, compare each Subaccount's performance to that of other types of investments such as certificates of deposit, savings accounts and U.S. Treasuries, or to certain interest rate and inflation indices, such as the Consumer Price Index, which is published by the U.S. Department of Labor and measures the average change in prices over time of a fixed "market basket" of certain specified goods and services. Similar comparisons of Subaccount performance may also be made with appropriate indices measuring the performance of a defined group of securities widely recognized by investors as representing a particular segment of the securities markets. For example, Subaccount performance may be compared with Donoghue Money Market Institutional Averages (money market rates), Lehman Brothers Corporate Bond Index (corporate bond interest rates) or Lehman Brothers Government Bond Index (long-term U.S. Government obligation interest rates).

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts issued through the Separate Account with the unit values of variable annuities issued through the separate accounts of other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

Morningstar rates a variable annuity subaccount against its peers with similar investment objectives. Morningstar does not rate any subaccount that has less than three years of performance data. The Company's sales literature utilizing these rankings will indicate whether charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

                                  TAX STATUS

GENERAL

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING INVESTMENT IN THE CONTRACTS. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL
RULES NOT DESCRIBED IN THIS PROSPECTUS MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludible amounts equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer".

The Company intends that all Portfolios of the Investment Options underlying the Contracts will be managed by the investment advisers for the Investment Options in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE  CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

CONTRACTS  OWNED  BY  OTHER  THAN  NATURAL  PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation, or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX  TREATMENT  OF  ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

INCOME  TAX  WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to Federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for Federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; (c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions). Participants should consult their own tax counsel or other tax advisor regarding withholding requirements.

TAX  TREATMENT  OF  WITHDRAWALS  --  NON-QUALIFIED  CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The Contract provides that upon the death of the Annuitant prior to the Maturity Date, the Death Proceeds will be paid to the named Beneficiary. Such payments made upon the death of the Annuitant who is not the Owner of the Contract do not qualify for the death of Owner exception described above, and will be subject to the ten (10%) percent distribution penalty unless the Beneficiary is 59 1/2 years old or one of the other exceptions to the penalty applies.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts", below.)

QUALIFIED  PLANS

The Contracts offered by this Prospectus are designed to be suitable for use under various types of qualified plans. Generally, participants in a qualified plan are not taxed on increases to the value of the contributions to the plan until distribution occurs, regardless of whether the plan assets are held under an annuity contract. Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a qualified plan.

Contracts issued pursuant to qualified plans include special provisions restricting Contract provisions that may otherwise be available as described in this Prospectus. Generally, Contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts", below.)

On July 6, 1983, the U.S. Supreme Court decided in ARIZONA GOVERNING COMMITTEE
v. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with certain qualified plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

     a.  Tax-Sheltered  Annuities

     Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals -- Qualified Contracts" and "Tax-Sheltered Annuities -- Withdrawal Limitations" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     b.  Individual  Retirement  Annuities

        (1)  Regular  Individual  Retirement  Annuities

        Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

        (2)  SIMPLE  IRAs

        Section 408(p) of the Code permits certain employers (generally those with less than 100 employees) to establish a retirement program for employees by using Savings Incentive Match Plan Individual Retirement Annuities ("SIMPLE IRA"). SIMPLE IRA programs can only be established with the approval of and adoption by the employer of the Owner of the SIMPLE IRA. Contributions to SIMPLE IRAs will be made pursuant to a salary reduction agreement in which an Owner would authorize his/her employer to deduct a certain amount from his/her pay and contribute it directly to the SIMPLE IRA. The Owner's employer will also make contributions to the SIMPLE IRA in amounts based upon certain elections of the employer. The only contributions that can be made to a SIMPLE IRA are salary reduction contributions and employer contributions as described above, and rollover contributions from other SIMPLE IRAs. Purchasers of Contracts to be qualified as SIMPLE IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     c. Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans

     Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These sections of the Code also permit self-employed individuals to establish such retirement plans for themselves and their employees (sometimes referred to as "Keogh" or "H.R. 10" Plans). These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.) Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     d.    Section  457  Plans  of  State  and  Local  Governments  and
         Tax-Exempt  Entities

     Section 457 of the Code permits employees of state and local governments and tax-exempt entities to defer a portion of their compensation without paying current federal income tax if the employer establishes an "eligible deferred compensation plan" as defined in Section 457 of the Code. For plans established by tax-exempt entities, the employer is the Owner of the Contract and has the sole right to the proceeds of the Contract, until paid or made available to the participant, subject to the claims of the general creditors of the employer. For plans established by state and local governments after August 20, 1996, the assets of the 457 plan must be held in trust for the benefit of plan participants and Contracts issued to these plans will be held in the name of such trust, or in the name of the plan, for the benefit of plan participants, and are not subject to the general creditors of the employer. Purchasers of Contracts with respect to 457 plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX  TREATMENT  OF  WITHDRAWALS  --  QUALIFIED  CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (H.R. 10 and Corporate Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408(b) (Individual Retirement Annuities). The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years after the Owner first participated in the SIMPLE IRA. To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner and his or her spouse and dependents if the Owner has received unemployment ccompensation for at least 12 weeks. This exception will no longer apply after the Owner has been re-employed for at least 60 days. The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

Generally, distributions from a qualified plan (other than IRAs) must commence no later than April 1 of the calendar year following the year in which the employee attains age 70 1/2 or retires, whichever is later. For IRAs, distributions must commence no later than April 1 of the calendar year following the year in which the Owner attains age 70 1/2. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

TAX-SHELTERED  ANNUITIES  --  WITHDRAWAL  LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

                             FINANCIAL STATEMENTS

Financial statements of the Company and the Separate Account have been included in the Statement of Additional Information.

                               LEGAL PROCEEDINGS

There are no pending legal proceedings to which the Separate Account, the Distributor or the Company is a party which are likely to have a material adverse effect on the Separate Account or upon the ability of the Company to meet its obligations under the Contracts. In the ordinary course of business, the Company and its subsidiaries are also engaged in certain other litigation none of which management believes is material.



                           TABLE OF CONTENTS OF THE
                      STATEMENT OF ADDITIONAL INFORMATION

ITEM                                                                      PAGE

Company
Experts
Legal Opinions
Distribut or Yield  Calculation  for  Money  Market
Subaccount
Performance  Information
Annuity  Provisions
Financial  Statements


       ________________________________________________________________________


                                                              __________________

                                                              __________________

                                                              __________________



FRONT
-----

       Equitable Life Insurance Company of Iowa
       Attention: Variable Products
       P.O. Box 9271
       Des Moines, Iowa 50306-9271




       ________________________________________________________________________



       ________________________________________________________________________

       Please send me, at no charge, the Statement of Additional Information dated February 3, 1997, for the Individual Flexible Purchase Payment
       Deferred Variable and Fixed Annuity Contracts issued by Equitable Life
       Insurance Company of Iowa Separate Account A and Equitable Life
       Insurance Company of Iowa.

       (Please print or type and fill in all information)

BACK   ________________________________________________________________________
-----
       Name

       ________________________________________________________________________
       Address

       ________________________________________________________________________
       City                               State                   Zip Code

       ________________________________________________________________________


         5344-A                                                        1/97



                   EQUITABLE LIFE INSURANCE COMPANY OF IOWA


Home  Office:           Administered at:           Mailing Address:
604  Locust  Street     Customer  Service  Center  P.O. Box 9271
Des Moines, Iowa 50309  Wilmington, DE 19801       Des Moines, Iowa 50306-9271
(800)  648-6810


          INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED VARIABLE AND
                            FIXED ANNUITY CONTRACTS

                                   ISSUED BY

          EQUITABLE LIFE INSURANCE COMPANY OF IOWA SEPARATE ACCOUNT A

                                      AND

                   EQUITABLE LIFE INSURANCE COMPANY OF IOWA


The Individual Flexible Purchase Payment Deferred Variable and Fixed Annuity Contracts (the "Contracts") described in this Prospectus provide for accumulation of Contract Values on a fixed and variable basis and payment of monthly annuity payments on a fixed basis. The Contracts are designed for use by individuals in retirement plans on a Qualified or Non-Qualified basis. (See "Definitions" on Page __.)

At the Owner's direction, Purchase Payments for the Contracts will be allocated to a segregated investment account of Equitable Life Insurance Company of Iowa (the "Company") which account has been designated Equitable Life Insurance Company of Iowa Separate Account A (the "Separate Account") or to the Company's Fixed Account. Under certain circumstances, however, Purchase Payments may initially be allocated to the Smith Barney Money Market
Subaccount of the Separate Account. (See "Highlights" on Page __.) The Separate Account invests in shares of the following Investment Options:
Equi-Select Series Trust (see "Equi-Select Series Trust" on Page __), Travelers Series Fund Inc. (see "Travelers Series Fund Inc." on Page __), Smith Barney Series Fund (see "Smith Barney Series Fund" on Page __), and
Smith Barney Concert Series Inc. (see "Smith Barney Concert Series Inc." on Page __). Equi-Select Series Trust is a series fund with nine Portfolios, three of which are currently available in connection with the Contracts offered herein -- the OTC Portfolio, the Research Portfolio and the Total Return Portfolio. Travelers Series Fund Inc. is a series fund with twelve Portfolios, four of which are currently available in connection with the
Contracts: Smith Barney Income and Growth Portfolio, Smith Barney International Equity Portfolio, Smith Barney High Income Portfolio and Smith Barney Money Market Portfolio. Smith Barney Series Fund is a series fund with ten Portfolios, one of which is currently available in connection with the Contracts -- the Appreciation Portfolio. Smith Barney Concert Series Inc. is a series fund with ten Portfolios, five of which are currently available in connection with the Contracts: Select High Growth Portfolio, Select Growth Portfolio, Select Balanced Portfolio, Select Conservative Portfolio and Select Income Portfolio.

Shares of certain Portfolios of the Investment Options may not be available in all states. The Prospectuses of the Investment Options may contain Portfolios not currently available in connection with the Contracts.


THE  CONTRACTS  ARE  NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED
BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.

This Prospectus concisely sets forth the information a prospective investor should know before investing. Additional information about the Contracts is contained in the Statement of Additional Information which is available at no charge. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents of the Statement of Additional Information can be found on Page __ of this Prospectus. For the Statement of Additional Information, call (800) 648-6810 or write to the Company at the address listed above.

INQUIRIES:

Any inquiries can be made by telephone or in writing to Equitable Life Insurance Company of Iowa at (800) 648-6810 or P.O. Box 9271, Des Moines, Iowa 50306-9271.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus and the Statement of Additional Information are dated February 3, 1997.

This  Prospectus  should  be  kept  for  future  reference.


                               TABLE OF CONTENTS

                                                                          PAGE

DEFINITIONS

HIGHLIGHTS

FEE  TABLE

CONDENSED  FINANCIAL  INFORMATION

THE  COMPANY

THE  SEPARATE  ACCOUNT

INVESTMENT  OPTIONS
Equi-Select  Series  Trust
Travelers  Series  Fund  Inc.
Smith  Barney  Series  Fund
Smith  Barney  Concert  Series  Inc.
Voting  Rights
Substitution  of  Securities

CHARGES  AND  DEDUCTIONS
Deduction  for  Withdrawal  Charge  (Sales  Load)
Reduction  or  Elimination  of  the  Withdrawal  Charge
Deduction  for  Mortality  and  Expense  Risk  Charge
Deduction  for  Administrative  Charge
Deduction  for  Annual  Contract  Maintenance  Charge
Deduction  for  Premium  Taxes
Deduction  for  Income  Taxes
Deduction  for  Expenses  of  the  Investment  Options
Deduction  for  Transfer  Fee

THE  CONTRACTS
Ownership
Annuitant
Assignment
Beneficiary

PURCHASE  PAYMENTS  AND  CONTRACT  VALUE
Purchase  Payments
Allocation  of  Purchase  Payments
Dollar  Cost  Averaging
Automatic  Portfolio  Rebalancing
Contract  Value
Accumulation  Unit

TRANSFERS

WITHDRAWALS
Automatic  Withdrawals
   Texas Optional Retirement Program
Suspension  of  Payments  or  Transfers

CONTRACT  PROCEEDS
Maturity  Proceeds
Death  Proceeds
Death  of  the  Annuitant
Death  of  Owner
Fixed  Payment  Plans
Plan  A.  Interest
Plan  B.  Fixed  Period
Plan  C.  Life  Income

DISTRIBUTOR

ADMINISTRATION

PERFORMANCE  INFORMATION
Money  Market  Portfolio
Other  Portfolios

TAX  STATUS
General
Diversification
Owner  Control
Multiple  Contracts
Contracts  Owned  by  Other  than  Natural  Persons
Tax  Treatment  of  Assignments
Income  Tax  Withholding
Tax  Treatment  of  Withdrawals  -  Non-Qualified  Contracts
Qualified  Plans
Tax  Treatment  of  Withdrawals  --  Qualified  Contracts
Tax-Sheltered  Annuities  --  Withdrawal  Limitations

FINANCIAL  STATEMENTS

LEGAL  PROCEEDINGS

TABLE  OF  CONTENTS  OF  THE STATEMENT  OF  ADDITIONAL  INFORMATION




                                  DEFINITIONS

ACCUMULATION PERIOD -- The period during which Purchase Payments may be made prior to the Maturity Date.

ACCUMULATION UNIT -- A unit of measure used to calculate the Contract Value in a Subaccount of the Separate Account prior to the Maturity Date.

AGE  --  The  Annuitant's  age  on  his  or  her  last  birthday.

ANNUITANT  --  The  natural  person  on whose life Annuity Payments are based.

ANNUITY PAYMENTS -- The series of payments after the Maturity Date under the Payment Plan selected.

BENEFICIARY -- The person the Owner has chosen to receive the Proceeds on the Annuitant's death as shown on the Company's records. There may be different classes of Beneficiaries, such as primary and contingent. These classes set the order of payment. There may be more than one Beneficiary in a class.

COMPANY  --  Equitable  Life  Insurance  Company  of  Iowa.

CONTRACT  ANNIVERSARY  --  An  anniversary  of the Issue Date of the Contract.

CONTRACT  YEAR  --  One  year  from  the  Issue  Date  and  from each Contract
Anniversary.

FIXED ACCOUNT -- The Company's general investment account which contains all the assets of the Company with the exception of the Separate Account and other segregated asset accounts.

INVESTMENT OPTION -- An investment entity the Company may make available from time to time.

ISSUE  DATE/DATE  OF  ISSUE  --  The  effective  date  of  the  Contract.

MATURITY  DATE  --  The  date  on  which  Annuity  Payments  begin.

NON-QUALIFIED CONTRACTS -- Contracts issued under non-qualified plans which do not receive favorable tax treatment under Sections 401, 403(b), 408 or 457 of the Internal Revenue Code of 1986, as amended (the "Code").

OWNER -- The person(s) who owns the Contract. The Owner may be someone other than the Annuitant. There may be Joint Owners.

PORTFOLIO -- A segment of an Investment Option which constitutes a separate and distinct class of shares, which may also be referred to as a Select Portfolio or a Series.

PROCEEDS  --  Proceeds  are  the  amounts  payable  under  the  Contract.

PURCHASE PAYMENT -- An amount paid to the Company to provide benefits under the Contract. A Purchase Payment does not include transfers between the Separate Account and the Fixed Account or among Subaccounts.

PURCHASE  PAYMENT  ANNIVERSARY  --  The  anniversary  of  a  Purchase Payment.

QUALIFIED CONTRACTS -- Contracts issued under qualified plans which receive favorable tax treatment under Sections 401, 403(b), 408 or 457 of the Code.

SEPARATE ACCOUNT -- A separate investment account of the Company designated as Equitable Life Insurance Company of Iowa Separate Account A, into which Purchase Payments or Contract Values may be allocated.

SUBACCOUNT -- A segment of the Separate Account representing an investment in an Investment Option.

VALUATION DATE -- The Separate Account will be valued each day that the New York Stock Exchange and the Company's Customer Service Center both are open for business.

VALUATION PERIOD -- The period beginning at the close of business of the New York Stock Exchange on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.


                                  HIGHLIGHTS

At the Owner's direction, Purchase Payments for the Contracts will be allocated to a segregated investment account of Equitable Life Insurance Company of Iowa (the "Company") which account has been designated Equitable Life Insurance Company of Iowa Separate Account A (the "Separate Account") or to the Company's Fixed Account. Under certain circumstances, however, Purchase Payments may initially be allocated to the Smith Barney Money Market Subaccount of the Separate Account (see below). The Separate Account invests in shares of Equi-Select Series Trust (see "Equi-Select Series Trust" on Page __), Travelers Series Fund Inc. (see "Travelers Series Fund Inc." on Page __), Smith Barney Series Fund (see "Smith Barney Series Fund" on Page __), and
Smith Barney Concert Series Inc. (see "Smith Barney Concert Series Inc." on Page __). The Separate Account may invest in other Investment Options. Owners bear the investment risk for all amounts allocated to the Separate Account.

Within twenty (20) days of the date of receipt of the Contract by the Owner (or within ten (10) days of the date of receipt with respect to the circumstances described in (a) below or in states where required or, within thirty (30) days in the case of a Contract issued in the state of California to an individual who is sixty (60) years of age or older), it may be returned by delivering or mailing it to the Company at its Customer Service Center. When the Contract is received at the Customer Service Center, the Company will refund the Contract Value computed at the end of the Valuation Period during which the Contract is received by the Company except in the following circumstances: (a) in those states which require the Company to refund Purchase Payments, less withdrawals; or (b) in the case of Contracts which are deemed by certain states to be replacing an existing annuity or insurance contract and which require the Company to refund Purchase Payments, less withdrawals. With respect to the circumstances described in (a) and (b) above, the Company will refund the greater of Purchase Payments, less any withdrawals, or the Contract Value, and will allocate initial purchase payments to the Money Market Subaccount until the expiration of fifteen days from the Issue Date (or twenty-five days in the case of Contracts described under (b) above). Upon the expiration of the fifteen day period (or twenty-five day period with respect to Contracts described under (b)), the Subaccount value of the Money Market Subaccount will be allocated to the Separate Account or Fixed Account in accordance with the election made by the Owner in the Application.

A Withdrawal Charge (sales load) may be deducted in the event of a withdrawal of all or a portion of the Contract Value. The Withdrawal Charge percentages are based upon the number of Purchase Payment Anniversaries that Purchase Payments have remained in the Contract before being withdrawn:

                          TABLE OF WITHDRAWAL CHARGES

Purchase Payment Anniversary  Withdrawal Charge
----------------------------  ------------------------------------

    1                         8% of the Purchase Payment withdrawn
    2                         7% of the Purchase Payment withdrawn
    3                         6% of the Purchase Payment withdrawn
    4                         5% of the Purchase Payment withdrawn
    5                         4% of the Purchase Payment withdrawn
    6                         3% of the Purchase Payment withdrawn
    7                         2% of the Purchase Payment withdrawn
    8                         1% of the Purchase Payment withdrawn
    9 and after               0% of the Purchase Payment withdrawn



At any time, the Owner may make a withdrawal, without the imposition of a Withdrawal Charge, of an amount equal to the sum of: 1) earnings (Contract Value less unliquidated Purchase Payments not withdrawn); 2) Purchase Payments in the Contract for more than eight years; and 3) an amount which is equal to 10% of the Purchase Payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the Contract Year, plus 10% of the Purchase Payment made after the first withdrawal in the Contract Year but before the next Contract Anniversary, less any withdrawals in the same Contract Year of Purchase Payments less than eight years old.

There is a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. This Charge compensates the Company for assuming the mortality and expense risks under the Contracts. (See "Charges and Deductions -- Deduction for Mortality and Expense Risk Charge" on Page __.)

There is an Administrative Charge which is equal, on an annual basis, to .15% of the average daily net asset value of the Separate Account. This Charge compensates the Company for costs associated with the administration of the Contracts and the Separate Account. (See "Charges and Deductions -- Deduction for Administrative Charge" on Page __.)

There is an Annual Contract Maintenance Charge of $30 each Contract Year prior to the Maturity Date. (See "Charges and Deductions -- Deduction for Annual Contract Maintenance Charge" on Page __.)

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the Contract Values. Premium taxes generally range from 0% to 4%. (See "Charges and Deductions -- Deduction for Premium Taxes" on Page __.)

Under certain circumstances, a Transfer Fee may be assessed when an Owner transfers Contract Values from one Subaccount to another Subaccount or to or from the Fixed Account. (See "Charges and Deductions -- Deduction for Transfer Fee" on Page __.)

There is a ten percent (10%) federal income tax penalty applied to the income portion of any distribution from Non-Qualified Contracts. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2;
(b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982. The Contract provides that upon the death of the Annuitant prior to the Maturity Date, the Death Proceeds will be paid to the named Beneficiary. Such payments made upon the death of the Annuitant who is not the Owner of the Contract do not qualify for the death of Owner exception described above, and will be subject to the ten percent (10%) distribution penalty unless the Beneficiary is 59 1/2 or one of the other exceptions to the penalty applies. For federal income tax purposes, withdrawals are deemed to be on a last-in, first-out basis. Separate tax withdrawal penalties and restrictions apply to Qualified Contracts (see "Tax Status - Tax Treatment of Withdrawals - Qualified Contracts" on Page __). For a further discussion of the taxation of the Contracts, see "Tax Status" on Page __.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) are limited to circumstances only when the Owner attains age 59 1/2, separates from service, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code) or in the case of hardship. Withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Tax penalties may also apply. (See "Tax Status -- Tax Treatment of Withdrawals -- Qualified Contracts" on Page
__.) Owners should consult their own tax counsel or other tax adviser regarding any distributions. (See "Tax Status -- Tax Sheltered Annuities -- Withdrawal Limitations" on Page __.)

See "Tax Status -- Owner Control" for a discussion of owner control of the underlying investments in a variable annuity contract and the tax considerations related thereto.

Because of certain exemptive and exclusionary provisions, interests in the Fixed Account are not registered under the Securities Act of 1933 and the Fixed Account is not registered as an investment company under the Investment Company Act of 1940, as amended. Accordingly, neither the Fixed Account nor any interests therein are subject to the provisions of these Acts and the Company has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in the Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


          EQUITABLE LIFE INSURANCE COMPANY OF IOWA SEPARATE ACCOUNT A
                                   FEE TABLE

OWNER  TRANSACTION  EXPENSES

Withdrawal Charge (see Note 2 below)
(as a percentage of Purchase Payments withdrawn)

Purchase Payment Anniversary                      Charge
---------------------------------                 ------------------------------------------

               1                                                                          8%
               2                                                                          7%
               3                                                                          6%
               4                                                                          5%
               5                                                                          4%
               6                                                                          3%
               7                                                                          2%
               8                                                                          1%
               9+                                                                         0%

Transfer Fee (see Note 3 below)                   No charge for first 12 transfers in a
                                                  Contract Year; thereafter the fee is the
                                                  lesser of 2% of the Contract Value
                                                  transferred or an amount not greater
                                                  than $25.

Annual Contract Maintenance Charge                $30 per Contract per year

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and Expense Risk Charge                                                      1.25%
Administrative Charge                                                                   .15%
                                                                                       -----

Total Separate Account Annual Expenses                                                 1.40%



EQUI-SELECT  SERIES  TRUST'S  ANNUAL  EXPENSES
(as  a  percentage  of  the  average  daily  net  assets  of  the  Portfolio)

                        Management   Other              Total Annual
                        Fees*        Expenses           Expenses
                                     (after expense
                                     reimbursement)**
                        ----------   -----------------  ------------


OTC Portfolio                  .80%               .40%         1.20 %
Research Portfolio             .80%               .40%         1.20 %
Total Return Portfolio         .80%               .40%         1.20 %

___________________

      * PRIOR TO OCTOBER 6, 1995, EQUITABLE INVESTMENT SERVICES, INC. ("EISI"), THE TRUST'S INVESTMENT ADVISER, WAIVED ITS MANAGEMENT FEES FOR EACH
OF  THE    PORTFOLIOS.

     **  BEGINNING FEBRUARY 3,  1997,  EISI HAS UNDERTAKEN TO REIMBURSE EACH
PORTFOLIO   FOR ALL OPERATING EXPENSES, EXCLUDING MANAGEMENT FEES, THAT EXCEED
 .40%  OF    THE AVERAGE DAILY NET ASSETS OF THE OTC, TOTAL RETURN AND RESEARCH
PORTFOLIOS. THIS VOLUNTARY EXPENSE REIMBURSEMENT CAN BE TERMINATED AT ANY TIME. FROM OCTOBER 6, 1995 TO FEBRUARY 3, 1997, EISI REIMBURSED EACH PORTFOLIO FOR ALL OPERATING EXPENSES, EXCLUDING MANAGEMENT FEES, THAT EXCEEDED .75% OF THE AVERAGE DAILY NET ASSETS OF EACH PORTFOLIO.



TRAVELERS  SERIES  FUND  INC.'S  ANNUAL  EXPENSES
(as  a  percentage  of  the  average  daily  net  assets  of  a  Portfolio)

                                             Management   Other      Total Annual
                                             Fees         Expenses   Expenses
                                             -----------  ---------  -------------

Smith Barney Income and Growth Portfolio           0.65%      0.08%          0.73%
Smith Barney International Equity Portfolio        0.90       0.20           1.10
Smith Barney High Income Portfolio                 0.60       0.24           0.84
Smith Barney Money Market Portfolio*               0.60       0.14           0.74

_____________________

     * SMITH BARNEY MUTUAL FUNDS MANAGEMENT INC., THE FUND'S INVESTMENT MANAGER, WAIVED PART OF ITS MANAGEMENT FEES FOR THE YEAR ENDED OCTOBER 31, 1996 FOR THE SMITH BARNEY MONEY MARKET PORTFOLIO SUCH THAT THE ACTUAL TOTAL ANNUAL EXPENSES CHARGED IN 1996 WAS 0.65%. THIS VOLUNTARY FEE WAIVER CAN BE TERMINATED AT ANY TIME.



SMITH  BARNEY  SERIES  FUND'S  ANNUAL  EXPENSES
(as  a  percentage  of  the  average  daily  net  assets  of  the  Portfolio)

                        Management   Other      Total Operating
                        Fees         Expenses   Expenses
                        -----------  ---------  ----------------

Appreciation Portfolio        0.75%      0.22%             0.97%



SMITH  BARNEY  CONCERT  SERIES  INC.'S  ANNUAL  EXPENSES
(as  a  percentage  of  the  average  daily  net assets of a Select Portfolio)



                               Management Fees*   Other Expenses      Total Annual
                                                  (after expense      Expenses**
                                                  reimbursements)**
                               ----------------   ------------------  ------------
Select High Growth Portfolio                .35%                  0%           .35%
Select Growth Portfolio                     .35%                  0%           .35%
Select Balanced Portfolio                   .35%                  0%           .35%
Select Conservative Portfolio               .35%                  0%           .35%
Select Income Portfolio                     .35%                  0%           .35%


   * Each Select Portfolio of Smith Barney Concert Series Inc., as a shareholder of the  Underlying  Smith Barney Funds (see "Smith Barney Concert Series" on Page __),
also will indirectly bear its proportionate share of any investment management fees and  other  expenses  paid  by  the  Underlying  Smith  Barney  Funds.

 **  Travelers  Investment Adviser, Inc., the manager of each Select Portfolio, has agreed  to  bear  all  expenses  of these Select Portfolios of Smith Barney Concert
Series  Inc.  other  than  the  management  fee  and  extraordinary  expenses.



EXAMPLES

An Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

     (a) if the Contract is fully surrendered at the end of each time period or if Payment Plan A - Option 2 is elected;

     (b)  if  the  Contract  is  not  surrendered;

Subaccounts investing in:
                                                      TIME PERIODS

EQUI-SELECT SERIES TRUST                      1 YEAR       3 YEARS     5 YEARS    10 YEARS
----------------------------------------  ----------  ------------  ----------  ----------

OTC Portfolio                             a) $107.39  a) $138.00    a) $179.14  a) $302.87
                                          b) $27.39   b) $84.00     b) $143.14  b) $302.87


Research Portfolio                        a) $107.39  a) $138.00    a) $179.14  a) $302.87
                                          b) $27.39   b) $84.00     b) $143.14  b) $302.87


Total Return Portfolio                    a) $107.39  a) $138.00    a) $179.14  a) $302.87
                                          b) $27.39   b) $84.00     b) $143.14  b) $302.87

TRAVELERS SERIES FUND INC.
----------------------------------------
Smith Barney Income and Growth Portfolio  a) $102.69  a) $123.86    a) $155.57  a) $255.87
                                          b) $22.69   b) $69.86     b) $119.57  b) $255.87

Smith Barney International Equity
  Portfolio                               a) $106.39  a) $135.01    a) $174.17  a) $293.07
                                          b) $26.39   b) $81.01     b) $138.17  b) $293.07


Smith Barney High Income Portfolio        a) $103.79  a) $127.19    a) $161.14  a) $267.09
                                          b) $23.79   b) $73.19     b) $125.14  b) $267.09


Smith Barney Money Market Portfolio       a) $102.79  a) $124.17    a) $156.08  a) $256.90
                                          b) $22.79   b) $70.17     b) $120.08  b) $256.90

SMITH BARNEY SERIES FUND
----------------------------------------
Appreciation Portfolio                    a) $105.09  a) $131.11    a) $167.68  a) $280.17
                                          b) $25.09   b) $77.11     b) $131.68  b) $280.17

SMITH BARNEY CONCERT SERIES INC.
----------------------------------------
Select High Growth Portfolio              a) $98.86   a) $112.29
                                          b) $18.86   b) $58.29

Select Growth Portfolio                   a) $98.86   a) $112.29
                                          b) $18.86   b) $58.29

Select Balanced Portfolio                 a) $98.86   a) $112.29
                                          b) $18.86   b) $58.29

Select Conservative Portfolio             a) $98.86   a) $112.29
                                          b) $18.86   b) $58.29

Select Income Portfolio                   a) $98.86   a) $112.29
                                          b) $18.86   b) $58.29



NOTES  TO  FEE  TABLE  AND  EXAMPLES

     1. The purpose of the Fee Table is to assist the Owner in understanding the various costs and expenses that an Owner will incur directly or indirectly. For additional information, see "Charges and Deductions" in this Prospectus and the Prospectuses for Equi-Select Series Trust, Travelers Series Fund Inc., Smith Barney Series Fund and Smith Barney Concert Series Inc.

     2. At any time, the Owner may make a withdrawal without the imposition of a Withdrawal Charge, of an amount equal to the sum of: 1)earnings (Contract Value less unliquidated Purchase Payments not withdrawn) ; 2) Purchase Payments in the Contract for more than eight years; and 3) an amount which is equal to 10% of the Purchase Payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the Contract Year, plus 10% of the Purchase Payment made after the first withdrawal in the Contract Year but before the next Contract Anniversary, less any withdrawals in the same Contract Year of Purchase Payments less than eight years old.

     3. If the Owner is participating in the Automatic Portfolio Rebalancing program or the Dollar Cost Averaging program providing for the automatic transfer of funds from a Subaccount or the Fixed Account to any other Subaccount, such transfers are currently not taken into account in determining the number of transfers for the year or in determining any Transfer Fee. (See "Charges and Deductions -- Deduction for Transfer Fee" on Page __, "Purchase Payments and Contract Value -- Dollar Cost Averaging" on Page __ and "Purchase Payments and Contract Value -- Automatic Portfolio Rebalancing" on Page __.)

     4.  Premium  taxes  are  not  reflected.  Premium  taxes  may apply. (See
"Charges  and  Deductions  --  Deduction  for  Premium  Taxes"  on  Page  __.)

     5. The Examples assume an estimated $27,700 Contract Value so that the Annual Contract Maintenance Charge per $1,000 of net asset value in the Separate Account is $1.08. Such charge would be higher for smaller Contract Values and lower for higher Contract Values.

     6. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                        CONDENSED FINANCIAL INFORMATION

The financial statements of Equitable Life Insurance Company of Iowa and Equitable Life Insurance Company of Iowa Separate Account A may be found in the Statement of Additional Information.

The table below gives per unit information about the financial history of the OTC Subaccount, Research Subaccount and Total Return Subaccount of Equi-Select Series Trust from commencement of operations (October 7, 1994) to September 30, 1996 and of the available Subaccounts invested in Travelers Series Fund Inc. from commencement of operations of the Subaccounts (April 5, 1995 for the Smith Barney Income and Growth Subaccount; March 27, 1995 for the Smith Barney International Equity Subaccount; April 28, 1995 for the Smith Barney High Income Subaccount; and May 24, 1995 for the Smith Barney Money Market Subaccount) to September 30, 1996 and of the Appreciation Subaccount invested in Smith Barney Series Fund from commencement of operations (March 25, 1996) to September 30, 1996. This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information.

                                             PERIOD                         PERIOD FROM
                                             ENDED           YEAR ENDED     COMMENCEMENT OF
                                             SEPTEMBER 30,   DECEMBER 31,   OPERATIONS TO
                                             1996            1995           DECEMBER 31,
                                                                            1994
EQUI-SELECT SERIES TRUST
-------------------------------------------

OTC SUBACCOUNT
  Unit value at beginning of period          $        13.21  $       10.35  $          10.00
  Unit value at end of period                $        15.61  $       13.21  $          10.35
  No. of units outstanding at end of period       1,994,122        759,597            63,781
RESEARCH SUBACCOUNT
  Unit value at beginning of period          $        13.10  $        9.72  $          10.00
  Unit value at end of period                $        15.20  $       13.10  $           9.72
  No. of units outstanding at end of period       3,562,977      1,255,752            69,177
TOTAL RETURN SUBACCOUNT
  Unit value at beginning of period          $        12.05  $        9.81  $          10.00
  Unit value at end of period                $        12.80  $       12.05  $           9.81
  No. of units outstanding at end of period       3,387,074      1,312,565            33,106




                                                                   PERIOD FROM
                                                                   COMMENCEMENT OF
                                              PERIOD ENDED         OPERATIONS TO
                                              SEPTEMBER 30, 1996   DECEMBER 31, 1995

TRAVELERS SERIES FUND INC.
--------------------------------------------  ------------------   -----------------

SMITH BARNEY INCOME AND GROWTH SUBACCOUNT
  Unit value at beginning of period           $             12.05  $            10.00
  Unit value at end of period                 $             13.41  $            12.05
  No. of units outstanding at end of period             1,184,697             295,134
SMITH BARNEY INTERNATIONAL EQUITY SUBACCOUNT
  Unit value at beginning of period           $             11.56  $            10.00
  Unit value at end of period                 $             13.14  $            11.56
  No. of units outstanding at end of period               609,873             154,388
SMITH BARNEY HIGH INCOME SUBACCOUNT
  Unit value at beginning of period           $             10.94  $            10.00
  Unit value at end of period                 $             11.76  $            10.94
  No. of units outstanding at end of period               482,626              72,283
SMITH BARNEY MONEY MARKET SUBACCOUNT
  Unit value at beginning of period           $             10.23  $            10.00
  Unit value at end of period                 $             10.50  $            10.23
  No. of units outstanding at end of period               301,532             125,048

SMITH BARNEY SERIES FUND
--------------------------------------------
Smith Barney Appreciation Subaccount
 Unit value at beginning of period            $             10.00
 Unit value at end of period                  $             10.57
 No. of Units outstanding at end of period                296,349



The Subaccounts investing in Smith Barney Concert Series Inc. are new in 1997.


                                  THE COMPANY

Equitable Life Insurance Company of Iowa (the "Company") was founded in Iowa in 1867 and is the oldest life insurance company west of the Mississippi. The Company is currently licensed to do business in the District of Columbia and all states except New Hampshire and New York. The Company is a wholly-owned subsidiary of Equitable of Iowa Companies ("Equitable of Iowa"), an Iowa corporation.

                             THE SEPARATE ACCOUNT

The Board of Directors of the Company adopted a resolution to establish a segregated asset account pursuant to Iowa insurance law on January 24, 1994. This segregated asset account has been designated Equitable Life Insurance Company of Iowa Separate Account A (the "Separate Account"). The Company has caused the Separate Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account equal to the reserves and other contract liabilities with respect to the Separate Account, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains and losses, whether or not realized, are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains or losses of the Company. The Company's obligations arising under the Contracts are general obligations.

The Separate Account meets the definition of a "separate account" under federal securities laws.

The Separate Account is divided into Subaccounts, with the assets of each Subaccount invested in one Portfolio of Equi-Select Series Trust, Travelers Series Fund Inc., Smith Barney Series Fund or Smith Barney Concert Series Inc. The Separate Account may invest in other Investment Options. There is no assurance that the investment objectives of any of the Portfolios will be met. Owners bear the complete investment risk for Purchase Payments allocated to a Subaccount. Contract Values will fluctuate in accordance with the investment performance of the Subaccounts to which Purchase Payments are allocated, and in accordance with the imposition of the fees and charges assessed under the Contracts.

                              INVESTMENT OPTIONS

EQUI-SELECT  SERIES  TRUST

Equi-Select Series Trust ("Trust") has been established to act as one of the funding vehicles for the Contracts offered. The Trust is an open-end management investment company. The Trust is managed by Equitable Investment Services, Inc. ("EISI") which is a wholly-owned subsidiary of Equitable of Iowa. EISI has retained a Sub-Adviser for the OTC, Research and Total Return Portfolios to make investment decisions and place orders. The Sub-Adviser for the Portfolios is Massachusetts Financial Services Company. See "Management of the Trust" in the Trust Prospectus, which accompanies this Prospectus, for additional information concerning EISI and the Sub-Adviser, including a description of advisory and sub-advisory fees.

The  investment  objectives  of  the  Portfolios  are  as  follows:

     OTC PORTFOLIO. The investment objective of the OTC Portfolio is to seek to obtain long-term growth of capital. The Portfolio seeks to achieve its objective by investing at least 65% of its total assets, under normal circumstances, in securities principally traded on the over-the-counter (OTC) securities market.

     RESEARCH PORTFOLIO. The Research Portfolio seeks to provide long-term growth of capital and future income by investing a substantial portion of its assets in the common stocks or securities convertible into common stocks of companies believed to possess better than average prospects for long-term growth. A smaller proportion of the assets may be invested in bonds, short-term obligations, preferred stocks or common stocks whose principal characteristic is income production rather than growth. The portfolio securities of the Research Portfolio are selected by the investment research analysts in the Equity Research Group of the Sub-Adviser. The Portfolio's assets are allocated to industry groups (e.g. within the health care sector, the managed care, drug and medical supply industries). The allocation by sector and industry is determined by the analysts acting together as a group.

     TOTAL RETURN PORTFOLIO. The Total Return Portfolio primarily seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. While current income is the primary objective, the Portfolio believes that there should also be a reasonable opportunity for growth of capital and income since many securities offering a better than average yield may also possess growth potential. Generally, at least 40% of the Portfolio's assets will be invested in equity securities.

TRAVELERS  SERIES  FUND  INC.

Travelers  Series  Fund  Inc.  ("Fund")  is  an  investment company underlying certain variable annuity and variable life insurance contracts. Prior to September 3, 1996, the Fund was known as Smith Barney/Travelers Series Fund Inc. The Fund is an open-end management investment company. The Fund is managed by Smith Barney Mutual Funds Management Inc. ("SBMFM" or "Manager"). SBMFM is a wholly-owned subsidiary of Smith Barney Holdings Inc. ("SBH"). SBH is a wholly-owned subsidiary of Travelers Group Inc. which is a financial services holding company engaged, through its subsidiaries, principally in four business segments: investment services, consumer finance services, life insurance services and property & casualty insurance services.

The Fund is intended to meet differing investment objectives with its currently available separate Portfolios.

The  investment  objectives  of  the  Portfolios  are  as  follows:

     SMITH BARNEY INCOME AND GROWTH PORTFOLIO. The Smith Barney Income and Growth Portfolio seeks current income and long-term growth of income and capital by investing primarily, but not exclusively, in common stocks. The Portfolio invests primarily in common stocks offering a current return from dividends and in interest-paying debt obligations (such as U.S. Government Securities, investment grade bonds and debentures) and high quality short-term debt obligations (such as commercial paper and repurchase agreements collateralized by U.S. Government Securities with broker/dealers or other financial institutions.)

     SMITH BARNEY INTERNATIONAL EQUITY PORTFOLIO. The Smith Barney International Equity Portfolio seeks total return on its assets from growth of capital and income. The Portfolio seeks to achieve its objective by investing at least 65% of its assets in a diversified portfolio of equity securities of established non-U.S. issuers. Investing in foreign securities generally involves risks not ordinarily associated with investing in securities of domestic issuers. Purchasers are cautioned to read "Special Investment Techniques and Risk Considerations -- Foreign Securities" in the Fund Prospectus.

     SMITH BARNEY HIGH INCOME PORTFOLIO. The Smith Barney High Income Portfolio seeks high current income. Capital appreciation is a secondary objective. The Portfolio seeks to achieve its investment objectives by investing, under normal circumstances, at least 65% of its assets in high-yielding corporate debt obligations and preferred stock. The Portfolio invests significantly in lower rated and unrated corporate debt securities, which are commonly known as "junk bonds" and involve a significant degree of risk. (See "The Fund's Investment Program -- Smith Barney High Income Portfolio" in the Fund Prospectus.) Prior to investing in this Portfolio, purchasers are cautioned to read the section entitled "Special Investment Techniques and Risk Considerations -- Lower-Quality and Non-Rated Securities" in the Fund Prospectus. The Portfolio may invest up to 20% of its assets in the securities of foreign issuers that are denominated in currencies other than the U.S. dollar and may invest without limitation in securities of foreign issuers that are denominated in U.S. dollars. Investing in foreign securities generally involves risks not ordinarily associated with investing in securities of domestic issuers. Purchasers are cautioned to read "Special Investment Techniques and Risk Considerations -- Foreign Securities" in the Fund Prospectus.

     SMITH BARNEY MONEY MARKET PORTFOLIO. The Smith Barney Money Market Portfolio seeks maximum current income and preservation of capital. The Portfolio seeks to achieve its objectives by investing in bank obligations and high quality commercial paper, corporate obligations and municipal obligations, in addition to U.S. Government Securities and related repurchase agreements. An investment in this Portfolio is neither insured nor guaranteed by the U.S. Government. In addition, there is no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

SMITH  BARNEY  SERIES  FUND

Smith Barney Series Fund is a diversified, open-end management investment company. Smith Barney Mutual Funds Management Inc. ("SBMFM") is the investment adviser to the Appreciation Portfolio (see "Travelers Series Fund Inc." above for information pertaining to SBMFM).

Smith Barney Series Fund has ten Portfolios, one of which is currently available in connection with the Contracts. While a brief summary of the investment objective is set forth below, more comprehensive information, including a discussion of potential risks, is found in the current Prospectus for Smith Barney Series Fund, which is included with this Prospectus. Additional Prospectuses and the Statement of Additional Information can be obtained by calling or writing the Company's Home Office.

The  investment  objective  of  the  Portfolio  is  as  follows:

     APPRECIATION PORTFOLIO. The Appreciation Portfolio's goal is long-term appreciation of capital. The Portfolio will attempt to achieve its goal by investing primarily in equity and equity-related securities that are believed to afford attractive opportunities for appreciation. Under normal market conditions, substantially all -- but not less than 65% -- of the Portfolio's assets will consist of common stocks, but the Portfolio also may hold securities convertible into common stocks and warrants.

SMITH  BARNEY  CONCERT  SERIES  INC.

Smith Barney Concert Series Inc. ("Concert Series") is an open-end, non-diversified management investment company. Travelers Investment Adviser, Inc. ("TIA") serves as each Select Portfolio's investment manager. TIA is an indirect wholly-owned subsidiary of Travelers Group Inc. Each Select Portfolio of Concert Series seeks to achieve its investment objective by investing in a diverse mix of "Underlying Smith Barney Funds" ("fund of funds" structure), which consist of open-end management investment companies or series thereof for which Smith Barney Inc. ("Smith Barney") now or in the future acts as principal underwriter or for which Smith Barney, SBMFM or Smith Barney Strategy Advisers Inc. now or in the future acts as investment adviser. See the Prospectus for the Select Portfolios of Concert Series for more information concerning the fund of funds structure. The fund of funds structure is different from the investment structure of most investment options available for a variable annuity contract. Such a structure involves additional income tax risks (see "Tax Status - Owner Control" on Page __).

The  investment  objectives  of  the  Select  Portfolios  are  as  follows:

     SELECT  HIGH  GROWTH  PORTFOLIO.    The  Select  High  Growth Portfolio's
investment  objective  is  to  seek  capital  appreciation.

     SELECT  GROWTH  PORTFOLIO.    The  Select  Growth  Portfolio's investment
objective  is  to  seek  long-term  growth  of  capital.

     SELECT  BALANCED  PORTFOLIO.   The Select Balanced Portfolio's investment
objective  is  to  seek  a  balance  of  growth  of  capital  and  income.

     SELECT  CONSERVATIVE  PORTFOLIO.    The  Select  Conservative Portfolio's
investment objective is to seek income and, secondarily, long-term growth of capital.

     SELECT  INCOME  PORTFOLIO.    The  Select  Income  Portfolio's investment
objective  is  to  seek  high  current  income.

While a brief summary of the investment objectives of the Portfolios of Equi-Select Series Trust, Travelers Series Fund Inc., Smith Barney Series Fund and Smith Barney Concert Series Inc. are set forth above, more comprehensive information, including a discussion of potential risks, is found in the current Prospectuses for each of the Investment Options, which are included with the Prospectus. Additional prospectuses and the Statements of Additional Information can be obtained by calling the Company's Customer Service Center or writing the Company's Home Office. Purchasers should read the Prospectuses for the Investment Options carefully before investing.

VOTING  RIGHTS

In accordance with its view of present applicable law, the Company will vote the shares of the Investment Options held in the Separate Account at special meetings of the shareholders in accordance with instructions received from persons having the voting interest in the Separate Account. The Company will vote shares for which it has not received instructions, as well as shares attributable to it, in the same proportion as it votes shares for which it has received instructions. The Investment Options do not hold regular meetings of shareholders.

The number of shares which a person has a right to vote will be determined as of a date to be chosen by the Company prior to a shareholder meeting of an Investment Option. Voting instructions will be solicited by written communication prior to the meeting.

SUBSTITUTION  OF  SECURITIES

If the shares of the Investment Options (or any Portfolio within an Investment Option or any other Investment Option), are no longer available for investment by the Separate Account or, if in the judgment of the Company, further investment in the shares should become inappropriate in view of the purpose of the Contracts, the Company may substitute shares of another Investment Option (or Portfolio) for shares already purchased or to be purchased in the future by Purchase Payments under the Contracts. No substitution of securities may take place without prior approval of the Securities and Exchange Commission and under the requirements it may impose.

Shares of the Investment Options are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and (with respect to certain of the Investment Options) variable life insurance policies of various life insurance companies which may or may not be affiliated. In addition, the Concert Series offers its shares to tax-qualified pension and retirement plans ("Qualified Plans"). The Investment Options do not foresee any disadvantage to Owners arising out of the fact that the Investment Options offer their shares for products offered by life insurance companies which are not affiliated (or with respect to the Concert Series, that it offers its shares to Qualified Plans). Nevertheless, the Boards of Trustees of the Investment Options intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one or more insurance company separate accounts (or Qualified Plans) might withdraw its investments in an Investment Option. An irreconcilable conflict might result in the withdrawal of a substantial amount of a Portfolio's assets which could adversely affect such Portfolio's net asset value per share.

                            CHARGES AND DEDUCTIONS

Various charges and deductions are made from the Contract Value and the Separate Account. These charges and deductions are:

DEDUCTION  FOR  WITHDRAWAL  CHARGE  (SALES  LOAD)

If all or a portion of the Contract Value (see "Withdrawals" on Page __) is withdrawn, a Withdrawal Charge (sales load) will be calculated at the time of each withdrawal and will be deducted from the Contract Value. This Charge reimburses the Company for expenses incurred in connection with the promotion, sale and distribution of the Contracts. The Withdrawal Charge percentages are based upon the number of Purchase Payment Anniversaries that Purchase Payments have remained in the Contract before being withdrawn as shown in the Table of Withdrawal Charges below:

                          TABLE OF WITHDRAWAL CHARGES

Purchase Payment Anniversary  Withdrawal Charge
----------------------------  ------------------------------------

    1                         8% of the Purchase Payment withdrawn
    2                         7% of the Purchase Payment withdrawn
    3                         6% of the Purchase Payment withdrawn
    4                         5% of the Purchase Payment withdrawn
    5                         4% of the Purchase Payment withdrawn
    6                         3% of the Purchase Payment withdrawn
    7                         2% of the Purchase Payment withdrawn
    8                         1% of the Purchase Payment withdrawn
    9 and after               0% of the Purchase Payment withdrawn



At any time the Owner may make a withdrawal, without the imposition of a Withdrawal Charge, of an amount equal to the sum of: 1) earnings (Contract Value less unliquidated Purchase Payments not withdrawn); 2) Purchase Payments in the Contract for more than eight years; and 3) an amount which is equal to 10% of the Purchase Payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the Contract Year, plus 10% of the Purchase Payments made after the first withdrawal in the Contract Year but before the next Contract Anniversary, less any withdrawals in the same
Contract  Year  of  Purchase  Payments  less  than  eight  years  old.    See
"Withdrawals" for a discussion of how Contract Value is deemed withdrawn for purposes of the Withdrawal Charge.

Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions, up to an amount currently equal to 7.75% of Purchase Payments, for promotional or distribution expenses associated with the marketing of the Contracts. The Company may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission (which when combined could exceed 7.75% of Purchase Payments). In addition, under certain circumstances, the Company may pay certain sellers production bonuses which will take into account, among other things, the total Purchase Payments which have been made under Contracts associated with the broker-dealer. Additional payments or allowances may be made for other services not directly related to the sale of the Contracts. To the extent that the Withdrawal Charge is insufficient to cover the actual costs of distribution, the Company may use any of its corporate assets, including potential profit which may arise from the Mortality and Expense Risk Charge (see below), to provide for any difference.

No Withdrawal Charge is deducted if Plan A -- Option 1; Plan B or Plan C is elected. (See "Contract Proceeds -- Fixed Payment Plans" on Page __.)

In addition, in certain states, an endorsement to the Contract is issued which permits the Owner to make a total or partial withdrawal without the imposition of a Withdrawal Charge if the Annuitant is hospitalized and/or confined to an eligible nursing home for 30 consecutive days.

REDUCTION  OR  ELIMINATION  OF  THE  WITHDRAWAL  CHARGE

The amount of the Withdrawal Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Withdrawal Charge will be determined by the Company after examination of all the relevant factors such as:

     1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

     2. The total amount of Purchase Payments to be received will be considered. Per Contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

     3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

     4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Withdrawal Charge.

The Company and its affiliates may offer an exchange program ("Exchange Program") to their fixed annuity contract owners whereby a contract owner can exchange his or her fixed annuity contract for a Contract offered by this Prospectus. Pursuant to the Exchange Program, the Withdrawal Charge may be reduced or eliminated so that a contract owner would not incur any additional or higher Withdrawal Charge as a result of the exchange.

The Withdrawal Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the Withdrawal Charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

DEDUCTION  FOR  MORTALITY  AND  EXPENSE  RISK  CHARGE

The Company deducts on each Valuation Date a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% (consisting of approximately
 .90% for mortality risks and approximately .35% for expense risks) of the average daily net asset value of the Separate Account. The mortality risks assumed by the Company arise from its contractual obligation to make annuity payments after the Annuity Date for the life of the Annuitant and to waive the Withdrawal Charge in the event of the death of the Annuitant. Also, there is a mortality risk borne by the Company with respect to the guaranteed death benefit (see "Contract Proceeds -- Death Proceeds" on Page __). The expense risk assumed by the Company is that all actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees and the costs of other services may exceed the amount recovered from the Annual Contract Maintenance Charge and the Administrative Charge.

If the Mortality and Expense Risk Charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company. The Company expects a profit from this charge.

The Mortality and Expense Risk Charge is guaranteed by the Company and cannot be increased.

DEDUCTION  FOR  ADMINISTRATIVE  CHARGE

The Company deducts on each Valuation Date an Administrative Charge which is equal, on an annual basis, to .15% of the average daily net asset value of the Separate Account. This charge, together with the Annual Contract Maintenance Charge (see below), is to reimburse the Company for the expenses it incurs in the establishment and maintenance of the Contracts and the Separate Account. These expenses include but are not limited to: preparation of the Contracts, confirmations, annual reports and statements, maintenance of Owner records, maintenance of Separate Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Owner servicing and all accounting, valuation, regulatory and reporting requirements. Since this charge is an asset- based charge, the amount of the charge attributable to a particular Contract may have no relationship to the administrative costs actually incurred by that Contract. The Company does not intend to profit from this charge. This charge will be reduced to the extent that the amount of this charge is in excess of that necessary to reimburse the Company for its administrative expenses. Should this charge prove to be insufficient, the Company will not increase this charge and will incur the loss.

DEDUCTION  FOR  ANNUAL  CONTRACT  MAINTENANCE  CHARGE

The Company deducts an Annual Contract Maintenance Charge of $30 from the Contract Value on each Contract Anniversary prior to the Maturity Date. This charge is to reimburse the Company for its administrative expenses (see above). This charge is deducted by subtracting values from the Fixed Account and/or cancelling Accumulation Units from each applicable Subaccount in the ratio that the value of each account bears to the total Contract Value. If a total withdrawal is made on other than a Contract Anniversary, the Annual Contract Maintenance Charge will be deducted at the time of withdrawal. If the Maturity Date is not a Contract Anniversary, the Annual Contract Maintenance Charge will be deducted from the Maturity Proceeds. The Company has set this charge at a level so that, when considered in conjunction with the Administrative Charge (see above), it will not make a profit from the charges assessed for administration.

DEDUCTION  FOR  PREMIUM  TAXES

The Contract provides that any premium or other taxes paid to any government entity relating to the Contract will be deducted from the Purchase Payment or Contract Value when incurred. Some states assess premium taxes at the time Purchase Payments are made; others assess premium taxes at the time Annuity Payments begin. Premium taxes generally range from 0% to 4%. The Contract also provides that the Company may, at its sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right the Company may have to deduct amounts at a later date. The Company currently intends to advance any premium taxes due at the time Purchase Payments are made and then deduct such premium taxes from an Owner's Contract Value at the time Annuity Payments begin or upon withdrawal if the Company is unable to obtain a refund. The Company will, in its sole discretion, determine when taxes have resulted from:

     (1)  the  investment  experience  of  the  Separate  Account;

     (2)  receipt  by  the  Company  of  the  Purchase  Payments;  or

     (3)  commencement  of  Annuity  Payments.

DEDUCTION  FOR  INCOME  TAXES

While the Company is not currently maintaining a provision for federal income taxes with respect to the Separate Account, the Company has reserved the right to establish a provision for income taxes if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account. The Company will deduct for any income taxes incurred by it as a result of the operation of the Separate Account whether or not there was a provision for taxes and whether or not it was sufficient. The Company will deduct any withholding taxes required by applicable law.

DEDUCTION  FOR  EXPENSES  OF  THE  INVESTMENT  OPTIONS

There are other deductions from and expenses paid out of the assets of the Investment Options, including amounts paid for other expenses and amounts paid to the Investment Advisers as Management Fees, which are described in the accompanying Prospectuses for the Investment Options.

DEDUCTION  FOR  TRANSFER  FEE

Prior to the Maturity Date, the Owner may transfer all or part of the Owner's interest in a Subaccount or the Fixed Account (subject to Fixed Account provisions) without the imposition of any fee or charge if there have been no more than 12 transfers made in the Contract Year. If more than 12 transfers have been made in the Contract Year, the Company will deduct a Transfer Fee which is equal to the lesser of 2% of the Contract Value transferred or an amount not greater than $25. (The current amount is $25.) Currently, all transfers made on any one day are considered a single transfer. If the Owner is participating in the Automatic Portfolio Rebalancing program or Dollar Cost Averaging program providing for the automatic transfer of funds from a Subaccount or the Fixed Account to any other Subaccount(s), such transfers currently are not counted toward the number of transfers for the year and are not taken into account in determining any Transfer Fee. However, the Company reserves the right to treat multiple transfers in a single day, Automatic Portfolio Rebalancing transfers and Dollar Cost Averaging transfers as standard transfers when determining annual transfers and imposing the Transfer Fee. (See "Purchase Payments and Contract Value -- Dollar Cost Averaging" on Page __ and "Purchase Payments and Contract Value -- Automatic Portfolio Rebalancing" on Page __.)

                                 THE CONTRACTS

OWNERSHIP

The Owner exercises all the rights under the Contract. The maximum issue Age is 85 years old for Owners and Annuitants (in Florida, 75 years old for Annuitants). The Owner may name a new Owner. Any change in Ownership must be sent to the Company's Customer Service Center on a form acceptable to the Company. The change will go into effect when it is signed, subject to any payments or actions taken by the Company before it records it. The Company is not responsible for any tax consequences occurring as a result of ownership changes.

ANNUITANT

The Annuitant is the natural person on whose life Annuity Payments are based. The Annuitant is irrevocably named at the time the Contract is issued.

ASSIGNMENT

During the Annuitant's life, the Owner can assign some or all of the Owner's rights under the Contract to someone else.

A signed copy of the assignment must be sent to the Company on a form acceptable to the Company. An assignment of the Contract is not binding on the Company until the assignment, or a copy, is recorded at the Customer Service Center, subject to any payments or actions taken by the Company before the recording. The Company is not responsible for the validity or effect of any assignment, including any tax consequences.

The consent of any Irrevocable Beneficiaries is required before assignment of Proceeds can happen.

If the Contract is issued pursuant to a retirement plan which receives favorable tax treatment under the provisions of Sections 401, 403(b), 408 or 457 of the Code, it may not be assigned, pledged or otherwise transferred except as may be allowed under applicable law.

BENEFICIARY

The Owner can name any Beneficiary to be an Irrevocable Beneficiary. The interest of an Irrevocable Beneficiary cannot be changed without his or her consent. Otherwise, the Owner can change Beneficiaries as explained below.

Unless the Owner states otherwise, all rights of a Beneficiary, including an Irrevocable Beneficiary, will end if he or she dies before the Annuitant. If any Beneficiary dies before the Annuitant, that Beneficiary's interest will pass to any other Beneficiaries according to their respective interests. If all Beneficiaries die before the Annuitant, upon the Annuitant's death the Company will pay the Death Proceeds to the Owner, if living, otherwise to the Owner's estate or legal successors.

The Owner can change the Beneficiary at any time during the Annuitant's life. To do so, the Owner must send a written request to the Company's Customer Service Center. The request must be on a form acceptable to the Company. The change will go into effect when signed, subject to any payments or actions taken by the Company before it records the change.

A change cancels all prior Beneficiary designations; except, however, a change will not cancel any Irrevocable Beneficiary without his or her consent. The interest of the Beneficiary will be subject to:

     (1) any assignment of the Contract, accepted and recorded by the Company prior to the Annuitant's death; and

     (2)  any  Payment  Plan  in  effect on the date of the Annuitant's death.

Death Proceeds will be paid as though the Beneficiary died before the Annuitant if:

     (1)  the  Beneficiary  dies  at  the  same  time  as  the  Annuitant;  or

     (2)  the  Beneficiary  dies  within  24  hours  of the Annuitant's death.

                     PURCHASE PAYMENTS AND CONTRACT VALUE

PURCHASE  PAYMENTS

The initial Purchase Payment is due on the Issue Date. There is no Contract until the initial Purchase Payment is paid. If any check presented as payment of any part of the initial Purchase Payment for a Contract is not honored, the Contract is void.

The minimum Purchase Payment for Non-Qualified Contracts is an aggregate of $5,000 the first year and the minimum subsequent Purchase Payment is $100. Under certain circumstances the Company may waive and/or modify the minimum subsequent Purchase Payment requirement for Non-Qualified Contracts in the case of large groups who submit Purchase Payments through Company approved billing procedures. For Qualified Contracts, the minimum Purchase Payment is $100 per month if payroll deduction is used; otherwise it is an aggregate of $2,000 per year. Prior Company approval must be obtained for subsequent Purchase Payments in excess of $500,000 or for total Purchase Payments in excess of $1 million. The Company reserves the right to accept or decline any Application or Purchase Payment.

ALLOCATION  OF  PURCHASE  PAYMENTS

The initial Purchase Payment is allocated to the Fixed Account or the Subaccount(s) of the Separate Account as elected by the Owner. Unless otherwise changed by the Owner, subsequent Purchase Payments are allocated in the same manner as the initial Purchase Payment. (In Oregon, Washington and New Jersey, after the second Contract Year, subsequent Purchase Payments may not be allocated to the Fixed Account.) Under certain circumstances, Purchase Payments, which have been designated by prospective purchasers to be allocated to the Fixed Account or Subaccounts other than the Smith Barney Money Market Subaccount, may initially be allocated to the Smith Barney Money Market Subaccount during the free look period. (See "Highlights" on Page __.) For each Subaccount, Purchase Payments are converted into Accumulation Units. The number of Accumulation Units credited to the Contract is determined by dividing the Purchase Payment allocated to the Subaccount by the value of the Accumulation Unit for the Subaccount. Purchase Payments allocated to the Fixed Account are credited in dollars.

If the Application for a Contract is in good order, the Company will apply the Purchase Payment to the Separate Account and credit the Contract with Accumulation Units and/or to the Fixed Account and credit the Contract with dollars within two business days of receipt. If the Application for a Contract is not in good order, the Company will attempt to get it in good order or the Company will return the Application and the Purchase Payment within five (5) business days. The Company will not retain a Purchase Payment for more than five (5) business days while processing an incomplete Application unless it has been so authorized by the purchaser.

DOLLAR  COST  AVERAGING

Dollar Cost Averaging is a program which, if elected, permits an Owner to systematically transfer each month amounts from any one Subaccount or the Fixed Account (subject to Fixed Account provisions) to any Subaccount(s). By allocating amounts on a regularly scheduled basis as opposed to allocating the total amount at one particular time, an Owner may be less susceptible to the impact of market fluctuations. The minimum amount which may be transferred is $100. The minimum duration of participation in any Dollar Cost Averaging program is currently five (5) months. An Owner must have a minimum of the amount required in the Subaccount or the Fixed Account to complete the Owner's designated program, in order to participate in the Dollar Cost Averaging program.

All Dollar Cost Averaging transfers will be made on the 15th of each month or another monthly date mutually agreed upon (or the next Valuation Date if the 15th of the month is not a Valuation Date). If the Owner is participating in the Dollar Cost Averaging program, such transfers currently are not taken into account in determining any Transfer Fee. The Company reserves the right to treat Dollar Cost Averaging transfers as standard transfers when determining the number of transfers in a year and imposing any applicable Transfer Fees. An Owner participating in the Dollar Cost Averaging program may not make automatic withdrawals of his or her Contract Value or participate in the Automatic Portfolio Rebalancing program. (See "Purchase Payments and Contract Value -- Automatic Portfolio Rebalancing" below and "Withdrawals -- Automatic Withdrawals" on Page __.)

AUTOMATIC  PORTFOLIO  REBALANCING

Owners may participate in the Automatic Portfolio Rebalancing program pursuant to which Owners authorize the Company to automatically transfer all or a portion of their Contract Value on a periodic basis to maintain a particular percentage allocation among the Portfolios, as selected by the Owner. The Contract Value allocated to each Portfolio will increase or decrease at different rates depending on the investment experience of the Portfolio and Automatic Portfolio Rebalancing automatically reallocates the Contract Value in the Portfolios to the allocation chosen by the Owner. The allocations must be in full percentage points.

An Owner may select that rebalancing occur on a quarterly, semiannual or annual basis and currently all Portfolios are available investment options under Automatic Portfolio Rebalancing. The Fixed Account is excluded from rebalancing. Currently, the Company offers Automatic Portfolio Rebalancing to Owners with a Contract Value of greater than $25,000, but reserves the right to offer the program on Contracts with a lesser amount. The Company reserves the right to modify, suspend or terminate this service at any time.

All Automatic Portfolio Rebalancing transfers will be made on the 15th of the month that rebalancing is requested or another monthly date mutually agreed upon (or the next Valuation Date, if the 15th of the month is not a Valuation
Date). If the Owner is participating in the Automatic Portfolio Rebalancing program, such transfers currently are not taken into account in determining any Transfer Fee. The Company reserves the right to treat Automatic Portfolio Rebalancing transfers as standard transfers when determining the number of transfers in a year and imposing any applicable Transfer Fees. An Owner participating in the Automatic Portfolio Rebalancing program may not make automatic withdrawals of his or her Contract Value or participate in the Dollar Cost Averaging program. (See "Purchase Payments and Contract Value --
Dollar Cost Averaging" above and "Withdrawals -- Automatic Withdrawals" on Page __.)

CONTRACT  VALUE

The  Contract  Value,  at  any  time,  is  the  sum  of:

     (1)  the  Fixed  Account  Value;  and

     (2)  the  Separate  Account  Value.

The Separate Account value on any Valuation Date means the sum of the Owner's interests in the Subaccounts of the Separate Account. The value of the Owner's interest in a Subaccount is determined by multiplying the number of Accumulation Units attributable to that Subaccount by the Accumulation Unit value for the Subaccount. Any withdrawals or transfers will result in the cancellation of Accumulation Units in a Subaccount. The Separate Account values will vary with the performance of the Subaccounts of the Separate Account, any Purchase Payments paid, partial withdrawals and charges assessed.

ACCUMULATION  UNIT

A Purchase Payment when allocated to the Separate Account is converted into Accumulation Units for the selected Subaccount. The number of Accumulation Units in a Subaccount credited to the Contract is determined by dividing the Purchase Payment allocated to that Subaccount by the Accumulation Unit value for that Subaccount as of the Valuation Period during which the Purchase Payment is allocated to the Subaccount. The Accumulation Unit value for each Subaccount was arbitrarily set initially at $10. Subsequent Accumulation Unit values are determined by subtracting (2) from (1) and dividing the result by
(3)  where:

     (1)  is  the  net  result  of:

         (a) the assets of the Subaccount attributable to Accumulation Units; plus or minus

         (b) the cumulative charge or credit for taxes reserved, which resulted from the operation or maintenance of the Subaccount.

     (2) is the cumulative unpaid charge for the Mortality and Expense Risk Charge and for the Administrative Charge; and

     (3) is the number of Accumulation Units outstanding at the end of the Valuation Period.

The Accumulation Unit value may increase or decrease from Valuation Period to Valuation Period.

                                   TRANSFERS

Prior to the Maturity Date, the Owner may transfer all or part of the Owner's interest in a Subaccount or the Fixed Account without the imposition of any fee or charge if there have been no more than 12 transfers for the Contract Year. All transfers are subject to the following:

     (1) if more than 12 free transfers have been made in any Contract Year, the Company will deduct a Transfer Fee for each subsequent transfer. (The Transfer Fee is the lesser of 2% of Contract Value transferred or $25.) The Transfer Fee will be deducted from the amount which is transferred. Transfers from a Dollar Cost Averaging program or Automatic Portfolio Rebalancing program are currently not counted toward the number of annual transfers and are not taken into account in determining any applicable Transfer Fees. Currently, all transfers in a single day are treated as a single transfer. The Company reserves the right to treat Dollar Cost Averaging transfers, Automatic Portfolio Rebalancing transfers and multiple transfers in a single day as standard transfers in determining the number of annual transfers and the imposition of any applicable Transfer Fees.

     (2) the minimum amount which can be transferred is $100 or the Owner's entire interest in the Subaccount or the Fixed Account, if less. The minimum amount which must remain in a Subaccount or Fixed Account after a transfer is $100 or the Subaccount or Fixed Account must be liquidated.

     (3) for any Contract Year, transfers of Purchase Payments and any attributable earnings from the Fixed Account to a Subaccount are limited to ten percent (10%) of the Purchase Payment and ten percent (10%) of its attributable earnings. If a Purchase Payment was received at least eight (8) years prior to the request for transfer, all of the Purchase Payment and the earnings attributable to it may be transferred to a Subaccount. (In New Jersey, no amounts may be transferred to the Fixed Account after the second Contract Year).

     (4)  any  transfer  direction  must  clearly  specify:

         (a)  the  amount  which  is  to  be  transferred;  and

         (b)  the  Fixed  Account  or  Subaccounts  which  are to be affected.

     (5) transfers will be made as of the Valuation Period next following the Valuation Period during which a written request for a transfer is received by the Company.

     (6) the Company reserves the right, at any time, and without prior notice to any party, to terminate, suspend, or modify the transfer privilege described above, subject to applicable state law and regulation.

An Owner may elect to make transfers by telephone. To elect this option the Owner must do so in writing to the Company. If there are Joint Owners, unless the Company is informed to the contrary, instructions will be accepted from either one of the Joint Owners. The Company will use reasonable procedures to confirm that instructions communicated by telephone are genuine. If it does not, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The Company may tape record all telephone instructions.

                                  WITHDRAWALS

Prior to the Maturity Date, the Owner may, upon written request received by the Company, make a total or partial withdrawal of the Contract Withdrawal Value. (For Contracts issued in Idaho, no partial withdrawal may be made for 30 days after the Issue Date). The Contract terminates if a total withdrawal is made. The Contract Withdrawal Value is:

     (1) the Contract Value for the Valuation Period next following the Valuation Period during which a written request for a withdrawal is received by the Company; less

     (2)  any  applicable  taxes  not  previously  deducted;  less

     (3) the Withdrawal Charge, if any (see "Charges and Deductions -- Deduction for Withdrawal Charge (Sales Load)" on Page __); less

     (4)  the  Annual  Contract  Maintenance  Charge,  if  any.

A withdrawal will result in the cancellation of Accumulation Units for each applicable Subaccount of the Separate Account or a reduction in the Fixed Account Value. Unless otherwise instructed, a partial withdrawal will be applied pro rata among each Subaccount and the Fixed Account based on the ratio of the value of each Subaccount or Fixed Account to the Contract Value. The Company will pay the amount of any withdrawal from the Subaccounts within seven (7) calendar days of receipt of a request, unless the "Suspension of Payments or Transfers" provision is in effect (see "Suspension of Payments or Transfers" on Page __).

For purposes of determining any applicable Withdrawal Charges or any other charges under the Contract, Contract Value is removed in the following order:
1) earnings (Contract Value less Purchase Payments not withdrawn); 2) Purchase Payments in the Contract for more than eight years (these Purchase Payments are liquidated on a first in, first out basis); 3) additional free amount (which is equal to 10% of the Purchase Payments in the Contract for less than eight years, fixed at the time of the first withdrawal in the Contract Year, plus 10% of the Purchase Payments made after the first withdrawal in the Contract Year but before the next Contract Anniversary, less any withdrawals in the same Contract Year of Purchase Payments less than eight years old); and
4) Purchase Payments in the Contract for less than eight years (these Purchase Payments are removed on a first in, first out basis).

Each partial withdrawal must be for an amount which is not less than $100 or the Owner's entire interest in the Subaccount or the Fixed Account, if less.
The minimum Contract Value which must remain in a Subaccount or the Fixed Account after a partial withdrawal is $100.

Certain tax withdrawal penalties and restrictions may apply to withdrawals from the Contracts. (See "Tax Status" on Page __.) For Contracts purchased in connection with 403(b) plans, the Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the
Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship.

However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

AUTOMATIC  WITHDRAWALS

Subject to any conditions and fees the Company may impose, an Owner may elect to withdraw a designated amount in equal periodic installments ("automatic withdrawals"). The Company reserves the right to charge a fee for automatic withdrawals. Currently, however, there are no charges for automatic withdrawals.

Automatic withdrawals are made on the 15th of each month, or any other monthly date mutually agreed upon (or the next following Valuation Date if the monthly date is not a Valuation Date). Certain withdrawal penalties may apply to withdrawals from the Contracts (see "Tax Status -- Tax Treatment of
Withdrawals - Qualified Contracts" on Page __ and "Tax Treatment of Withdrawals - Non-Qualified Contracts" on Page __). Automatic withdrawals are taken pro rata from Contract Value. Automatic withdrawals are not allowed simultaneously with the Dollar Cost Averaging program or Automatic Portfolio Rebalancing program. (See "Purchase Payments and Contract Value -- Dollar Cost Averaging" on Page __ and "Purchase Payments and Contract Value -- Automatic Portfolio Rebalancing" on Page __.)

TEXAS OPTIONAL RETIREMENT PROGRAM

A Contract issued to a participant in the Texas Optional Retirement Program ("ORP") will contain an ORP endorsement that will amend the Contract as follows: A) If for any reason a second year of ORP participation is not begun, the total amount of the State of Texas' first-year contribution will be returned to the appropriate institute of higher education upon its request.
B)  No  benefits  will  be payable,  through  surrender  of  the  Contract  or
otherwise,  until  the  participant  dies,   accepts  retirement,   terminates
employment in all Texas institutions of higher education or attains the age of 70 1/2. The value of the Contract may, however, be transferred to other contracts or carriers during the period of ORP participation. A participant in the ORP is required to obtain a certificate of termination from the participant's employer before the value of a Contract can be withdrawn.

SUSPENSION  OF  PAYMENTS  OR  TRANSFERS

The Company reserves the right to suspend or postpone payments (in Illinois, for a period not exceeding six months) for withdrawals or transfers for any period when:

     (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);
     (2)  trading  on  the  New  York  Stock  Exchange  is  restricted;

     (3) an emergency exists as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets;

     (4)  when  the  Company's  Customer Service Center is  closed;  or

     (5) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners; provided that applicable rules and regulations of the Securities and Exchange Commission will govern as to whether the conditions described in (2) and (3) exist.

The Company reserves the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months after written election is received by the Company.

                               CONTRACT PROCEEDS

MATURITY  PROCEEDS

The Owner selects a Maturity Date at the Issue Date and may elect a new Maturity Date at any time by making a written request to the Company at its Customer Service Center at least seven days prior to the Maturity Date.

On the Maturity Date, the Company will pay the Maturity Proceeds of the Contract to the Annuitant, if living, subject to the terms of the Contract. If Payment Plan A, Option 1; Plan B; or Plan C are elected, the Maturity Proceeds will be the Contract Value less any applicable taxes not previously deducted. (See "Fixed Payment Plans" on Page __.) If the Maturity Proceeds are paid in cash or by any other method not listed above, the Maturity Proceeds equal the Contract Value less:

     (1)  any  applicable  taxes  not  previously  deducted;  less

     (2)  the  Withdrawal  Charge,  if  any;  less

     (3)  the  Annual  Contract  Maintenance  Charge,  if  any.

The election of a Payment Plan must be made in writing at least seven (7) days prior to the Maturity Date. If no election is made, an automatic option of monthly income for a minimum of 120 months and as long thereafter as the Annuitant lives will be applied.

DEATH  PROCEEDS

For  issue  ages  less  than  67,  the  death proceeds will be the greater of:

(1)  Purchase  Payments  (less  any  withdrawals  and  taxes);

(2)  Contract  Value  on  the  date  of  settlement  (less  taxes);  or

(3) The highest Contract Value (adjusted for subsequent premium withdrawals and taxes) on any Contract Anniversary beginning with the 8th Contract Anniversary and continuing through to the last anniversary prior to attained age 76.

For  issue  ages  67  through  75,  the death proceeds will be the greater of:

(1)  Purchase  Payments  (less  withdrawals  and  taxes);

(2)  Contract  Value  on  the  date  of  settlement  (less  taxes);  or

(3) The Contract Value (less subsequent withdrawals and taxes) on the 8th Contract Anniversary.

For issue ages 76 and above, the death proceeds will be the Contract Value on the date of settlement, less any applicable taxes not previously deducted.

The Death Proceeds will be determined and paid as of the Valuation Period next following the Valuation Period during which both due proof of death satisfactory to the Company and an election for the payment method from all Beneficiaries are received at the Company.

The Beneficiary can elect to have a single lump sum payment or choose one of the Payment Plans. If a single sum payment is requested, the amount will be paid within seven (7) days, unless the Suspension of Payments or Transfers provision is in effect.

Payment to the Beneficiary, other than in a single sum, may only be elected during the 60-day period beginning with the date of receipt of due proof of death on a form acceptable to the Company.

The entire Death Proceeds must be paid within five (5) years of the date of death unless:

     (1)  the  Beneficiary  elects  to  have  the  Death  Proceeds:

         (a) payable under a Payment Plan over the life of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary; and

         (b)  payable  beginning  within  one  year  of  the date of death; or

     (2) if the Beneficiary is the Owner's Spouse, the Beneficiary may elect to become the Owner of the Contract and the Contract will continue in effect.

DEATH  OF  THE  ANNUITANT

     (1) If the Annuitant dies prior to the Maturity Date, the Company will pay the Death Proceeds as provided above.

     (2) If the Annuitant dies after the Maturity Date but before all of the Proceeds payable under the Contract have been distributed, the Company will pay the remaining Proceeds to the Beneficiary(ies) according to the terms of the supplementary contract.

DEATH  OF  OWNER

     (1) If the Owner dies before the Maturity Date, ownership of the Contract will be transferred as follows:

         (a) if the Owner is also the Annuitant, the Death of the Annuitant provision described above applies; or

         (b) if the Owner is not also the Annuitant and if the new Owner is the spouse of the Owner, the Contract may be continued; or

         (c) if the Owner is not also the Annuitant and if the new Owner is someone other than the spouse of the Owner, the Contract Withdrawal Value must be distributed pursuant to the Death Proceeds provision above.

     (2) If the Owner dies on or after the Maturity Date, but before all Proceeds payable under the Contract have been distributed, the Company will continue payments according to the terms of the supplementary contract.

The Owner's spouse is the Owner's surviving spouse at the time of the Owner's death. If the Owner is not a natural person, the death of the Annuitant will be treated as the death of the Owner. If there are Joint Owners, any references to the death of the Owner shall mean the first death of an Owner.

FIXED  PAYMENT  PLANS

After the first Contract Year, the Proceeds may be applied under one or more of the Payment Plans described below. Payment Plans not specified in the Contract are available only if they are approved both by the Company and the Owner. The Owner chooses a Payment Plan during the Annuitant's lifetime. This choice can be changed during the life of the Annuitant prior to the Maturity Date. If the Owner has not chosen a plan prior to the Annuitant's death, the automatic option of monthly income for a minimum of 120 months and as long thereafter as the Payee lives will be applied.

The Owner chooses a plan by sending a written request to the Customer Service Center. The Company will send the Owner the proper forms to complete. The request, when recorded at the Company's Annuity Service Center, will be in effect from the date it was signed, subject to any payments or actions taken by the Company before the recording. Any change must be requested at least seven (7) days prior to the Maturity Date. If, for any reason, the person named to receive payments (the Payee) is changed, the change will go into effect when the request is recorded at the Company's Annuity Service Center, subject to any payments or actions taken by the Company before the recording.

No Withdrawal Charge is deducted if Plan A-Option 1; Plan B or Plan C is elected.

A plan is available only if the periodic payment is $100 or more. If the Payee is other than a natural person (such as a corporation), a plan will be available only with the Company's consent.

A supplementary contract will be issued in exchange for the Contract when payment is made under a Payment Plan. The effective date of a Payment Plan shall be a date upon which the Company and the Owner mutually agree.

The minimum interest rate for plans A and B is 3.0% a year, compounded yearly. The minimum rates for Plan C were based on the 1983a Annuity Table at 3.0% interest, compounded yearly. The Company may pay a higher rate at its discretion.

     PLAN  A.  INTEREST

     OPTION 1 -- The Contract Value less any applicable taxes not previously deducted may be left on deposit with the Company for five (5) years. Fixed payments will be made monthly, quarterly, semi-annually, or annually. The Company does not allow a monthly payment if the Contract Value applied under this option is less than $100,000. The Proceeds may not be withdrawn until the end of the five (5) year period.

     OPTION 2 -- The Contract Withdrawal Value may be left on deposit with the Company for a specified period. Interest will be paid annually. All or part of the Proceeds may be withdrawn at any time.

     PLAN  B.  FIXED  PERIOD

     The Contract Value less any applicable taxes not previously deducted will be paid until the Proceeds, plus interest, are paid in full. Payments may be paid annually or monthly. The payment period cannot be more than thirty (30) years nor less than five (5) years. The Contract provides for a table of minimum annual payments. They are based on the Age of the Annuitant or the Beneficiary.

     PLAN  C.  LIFE  INCOME

     The Contract Value less any applicable taxes not previously deducted will be paid in monthly or annual payments for as long as the Annuitant or Beneficiary, whichever is appropriate, lives. The Company has the right to require proof satisfactory to it of the Age and sex of such person and proof of continuing survival of such person. A minimum number of payments may be guaranteed, if desired. The Contract provides for a table of minimum annual payments. They are based on the Age of the Annuitant or the Beneficiary.

                                  DISTRIBUTOR

Equitable of Iowa Securities Network, Inc. ("Securities Network"), 604 Locust Street, Des Moines, Iowa 50309, acts as the distributor of the Contracts. Securities Network is also a wholly-owned subsidiary of Equitable of Iowa Companies. The Contracts are offered on a continuous basis.

                                ADMINISTRATION

While the Company has primary responsibility for all administration of the Contracts, it has retained Golden American Life Insurance Company, P.O. Box 8794, Wilmington, Delaware to perform certain administrative services. Such administrative services include issuance of the Contracts and maintenance of Owners' records.

                            PERFORMANCE INFORMATION

MONEY  MARKET  PORTFOLIO

From time to time, the Company may advertise the "yield" and "effective yield" of the Smith Barney Money Market Subaccount of the Separate Account. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Subaccount refers to the income generated by Contract Values in the Money Market Subaccount over a seven-day period (which period will be stated in the advertisement). This income is "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the Contract Values in the Money Market Subaccount. The "effective yield" is calculated similarly. However, when annualized, the income earned by Contract Values is assumed to be reinvested. This results in the "effective yield" being slightly higher than the "yield" because of the compounding effect of the assumed reinvestment. The yield figure will reflect the deduction of any asset-based charges and any applicable Annual Contract Maintenance Charge, but will not reflect the deduction of any Withdrawal Charge. The deduction of any Withdrawal Charge would reduce any percentage increase or make greater any percentage decrease.

OTHER  PORTFOLIOS

From time to time, the Company may advertise performance data for the various other Portfolios under the Contract. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment medium over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that Unit by the Accumulation Unit value at the beginning of the period. This percentage figure will reflect the deduction of any asset-based charges and any applicable Annual Contract Maintenance Charges under the Contracts, but will not reflect the deduction of any Withdrawal Charge. The deduction of any Withdrawal Charge would reduce any percentage increase or make greater any percentage decrease.

Any advertisement will also include total return figures calculated as described in the Statement of Additional Information. The total return figures reflect the deduction of the asset-based charges, any applicable Annual Contract Maintenance Charge and Withdrawal Charges, as well as the fees and expenses of the Portfolio being advertised.

The Company may make available yield information with respect to some of the Portfolios. Such yield information will be calculated as described in the Statement of Additional Information. The yield information will reflect the deduction of any applicable Annual Contract Maintenance Charge as well as any asset-based charges.

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the Portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

In addition, the Company may, as appropriate, compare each Subaccount's performance to that of other types of investments such as certificates of deposit, savings accounts and U.S. Treasuries, or to certain interest rate and inflation indices, such as the Consumer Price Index, which is published by the U.S. Department of Labor and measures the average change in prices over time of a fixed "market basket" of certain specified goods and services. Similar comparisons of Subaccount performance may also be made with appropriate indices measuring the performance of a defined group of securities widely recognized by investors as representing a particular segment of the securities markets. For example, Subaccount performance may be compared with Donoghue Money Market Institutional Averages (money market rates), Lehman Brothers Corporate Bond Index (corporate bond interest rates) or Lehman Brothers Government Bond Index (long-term U.S. Government obligation interest rates).

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts issued through the Separate Account with the unit values of variable annuities issued through the separate accounts of other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

Morningstar rates a variable annuity subaccount against its peers with similar investment objectives. Morningstar does not rate any subaccount that has less than three years of performance data. The Company's sales literature utilizing these rankings will indicate whether charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

                                  TAX STATUS

GENERAL

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING INVESTMENT IN THE CONTRACTS. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL
RULES NOT DESCRIBED IN THIS PROSPECTUS MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For  annuity  payments,  a  portion  of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludible amounts equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer".

The Company intends that all Portfolios of the Investment Options underlying the Contracts will be managed by the investment advisers for the Investment Options in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

OWNER  CONTROL

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

Furthermore, under the Contract, the Owner may choose to invest in the Select Portfolios of Concert Series, which in turn invest in regulated investment companies which are available for investment to the general public ("fund of funds structure"). Section 817 of the Code and the Treasury Regulations thereunder do not currently address variable contract diversification in the context of such a fund of funds structure. Furthermore, in consideration of this structure, it is unknown what level of investment management must be exercised by the managers of the Portfolios of the Investment Options and what amount of investment diversification of these portfolios is required in order to preclude the existence of an unacceptable level of owner control. As discussed above, if the Owner is deemed to possess too much control over the assets of the Separate Account, the Contract would not be given tax-deferred treatment and therefore the earnings allocable to the Contract would be subject to federal income tax prior to receipt by the Owner.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE  CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

CONTRACTS  OWNED  BY  OTHER  THAN  NATURAL  PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation, or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other adviser before purchasing a Contract to be owned by a non-natural person.

TAX  TREATMENT  OF  ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

INCOME  TAX  WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to Federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for Federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; (c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions). Participants should consult their own tax counsel or other tax advisor regarding withholding requirements.

TAX  TREATMENT  OF  WITHDRAWALS  -  NON-QUALIFIED  CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The Contract provides that upon the death of the Annuitant prior to the Maturity Date, the Death Proceeds will be paid to the named Beneficiary. Such payments made upon the death of the Annuitant who is not the Owner of the Contract do not qualify for the death of Owner exception described above, and will be subject to the ten (10%) percent distribution penalty unless the Beneficiary is 59 1/2 years old or one of the other exceptions to the penalty applies.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

QUALIFIED  PLANS

The Contracts offered by this Prospectus are designed to be suitable for use under various types of qualified plans. Generally, participants in a qualified plan are not taxed on increases to the value of the contributions to the plan until distribution occurs, regardless of whether the plan assets are held under an annuity contract. Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a qualified plan.

Contracts issued pursuant to qualified plans include special provisions restricting Contract provisions that may otherwise be available as described in this Prospectus. Generally, Contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts", below.)

On July 6, 1983, the U.S. Supreme Court decided in ARIZONA GOVERNING COMMITTEE
v. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with certain qualified plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

     a.  Tax-Sheltered  Annuities

     Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals -- Qualified Contracts" and "Tax-Sheltered Annuities -- Withdrawal Limitations" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     b.  Individual  Retirement  Annuities

        (1)  Regular  Individual  Retirement  Annuities

        Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

        (2)  SIMPLE  IRAs

        Section 408(p) of the Code permits certain employers (generally those with less than 100 employees) to establish a retirement program for employees by using Savings Incentive Match Plan Individual Retirement Annuities ("SIMPLE IRA"). SIMPLE IRA programs can only be established with the approval of and adoption by the employer of the Owner of the SIMPLE IRA. Contributions to SIMPLE IRAs will be made pursuant to a salary reduction agreement in which an Owner would authorize his/her employer to deduct a certain amount from his/her pay and contribute it directly to the SIMPLE IRA. The Owner's employer will also make contributions to the SIMPLE IRA in amounts based upon certain elections of the employer. The only contributions that can be made to a SIMPLE IRA are salary reduction contributions and employer contributions as described above, and rollover contributions from other SIMPLE IRAs. Purchasers of Contracts to be qualified as SIMPLE IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     c. Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans

     Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These sections of the Code also permit self-employed individuals to establish such retirement plans for themselves and their employees (sometimes referred to as "Keogh" or "H.R. 10" Plans). These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.) Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     d.    Section  457  Plans  of  State  and  Local  Governments  and
         Tax-Exempt  Entities

     Section 457 of the Code permits employees of state and local governments and tax-exempt entities to defer a portion of their compensation without paying current federal income tax if the employer establishes an "eligible deferred compensation plan" as defined in Section 457 of the Code. For plans established by tax-exempt entities, the employer is the Owner of the Contract and has the sole right to the proceeds of the Contract, until paid or made available to the participant, subject to the claims of the general creditors of the employer. For plans established by state and local governments after August 20, 1996, the assets of the 457 plan must be held in trust for the benefit of plan participants and Contracts issued to these plans will be held in the name of such trust, or in the name of the plan, for the benefit of plan participants, and are not subject to the general creditors of the employer. Purchasers of Contracts with respect to 457 plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX  TREATMENT  OF  WITHDRAWALS  --  QUALIFIED  CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (H.R. 10 and Corporate Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408(b) (Individual Retirement Annuities). The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years after the Owner first participated in the SIMPLE IRA. To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner and his or her spouse and dependents if the Owner has received unemployment compensation for at least 12 weeks. This exception will no longer apply after the Owner has been re-employed for at least 60 days. The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

Generally, distributions from a qualified plan (other than IRAs) must commence no later than April 1 of the calendar year following the year in which the employee attains age 70 1/2 or retires, whichever is later. For IRAs, distributions must commence no later than April 1 of the calendar year following the year in which the Owner attains age 70 1/2. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

TAX-SHELTERED  ANNUITIES  --  WITHDRAWAL  LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

                             FINANCIAL STATEMENTS

Financial statements of the Company and the Separate Account have been included in the Statement of Additional Information.

                               LEGAL PROCEEDINGS

There are no pending legal proceedings to which the Separate Account, the Distributor or the Company is a party which are likely to have a material adverse effect on the Separate Account or upon the ability of the Company to meet its obligations under the Contracts. In the ordinary course of business, the Company and its subsidiaries are also engaged in certain other litigation none of which management believes is material.


                           TABLE OF CONTENTS OF THE
                      STATEMENT OF ADDITIONAL INFORMATION

ITEM                                                                      PAGE

Company
Experts
Legal  Opinions
Distributor
Yield  Calculation  for  Money  Market  Subaccount
Performance  Information
Annuity  Provisions
Financial  Statements


       ________________________________________________________________________


                                                                                __________________

                                                                                __________________

                                                                                __________________



FRONT
-----

       Equitable Life Insurance Company of Iowa
       Variable Annuity Administration
       P.O. Box 9271
       Des Moines, Iowa 50306-9271




       ________________________________________________________________________



       ________________________________________________________________________

       Please send me, at no charge, the Statement of Additional Information dated February 3, 1997, for the Individual Flexible Purchase Payment
       Deferred Variable and Fixed Annuity Contracts issued by Equitable Life
       Insurance Company of Iowa Separate Account A and Equitable Life
       Insurance Company of Iowa.

       (Please print or type and fill in all information)

BACK   ________________________________________________________________________
-----
       Name

       ________________________________________________________________________
       Address

       ________________________________________________________________________
       City                               State                   Zip Code

       ________________________________________________________________________
       Form #PE-1                                                                            1/97




                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                 INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                     VARIABLE AND FIXED ANNUITY CONTRACTS

                                   issued by

          EQUITABLE LIFE INSURANCE COMPANY OF IOWA SEPARATE ACCOUNT A

                                      AND

                   EQUITABLE LIFE INSURANCE COMPANY OF IOWA


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED FEBRUARY 3, 1997, FOR THE INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: P.O. BOX 8794, WILMINGTON, DELAWARE 19899-8794, (800) 344-6864.

     THIS  STATEMENT  OF  ADDITIONAL  INFORMATION  IS  DATED FEBRUARY 3, 1997.





                               TABLE OF CONTENTS

                                                                          PAGE

Company

Experts

Legal  Opinions

Distributor

Yield  Calculation  For  Money  Market  Subaccounts

Performance  Information

Annuity  Provisions

Financial  Statements



                                    COMPANY

Information regarding Equitable Life Insurance Company of Iowa (the "Company") and its ownership is contained in the Prospectus.


                                    EXPERTS

The consolidated financial statements and schedules of the Company as of December 31, 1995 and 1994 and for each of the three years in the period ended December 31, 1995, and the financial statements of each account within the Separate Account as of December 31, 1995 for the period from October 7, 1994 or commencement of operations to December 31, 1995, included herein have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                                LEGAL OPINIONS

Legal matters in connection with the Contracts described herein are being passed upon by the law firm of Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut.

                                  DISTRIBUTOR

Equitable of Iowa Securities Network, Inc. ("Securities Network") acts as the distributor. Securities Network is an affiliate of the Company and is registered as a broker-dealer. The offering is on a continuous basis.

                YIELD CALCULATION FOR MONEY MARKET SUBACCOUNTS

The Money Market Subaccounts of the Separate Account will calculate their current yield based upon the seven days ended on the date of calculation. For the seven calendar days ended September 30, 1996, the annualized yield and effective yield for the Money Market Subaccount were 3.31% and 3.37%, respectively. For the seven calendar days ended September 30, 1996, the annualized yield and effective yield for the Smith Barney Money Market Subaccount were 3.35% and 3.41%, respectively.

The current yields of the Money Market Subaccounts are computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing Owner account having a balance of one Accumulation Unit of the Subaccount at the beginning of the period, subtracting the Mortality and Expense Risk Charge, the Administrative Charge and the Annual Contract Maintenance Charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7).

The Money Market Subaccounts compute their effective compound yield according to the method prescribed by the Securities and Exchange Commission. The effective yield reflects the reinvestment of net income earned daily on Money Market Subaccounts assets.

Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not.

The yields quoted should not be considered a representation of the yield of the Money Market Subaccounts in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Money Market Subaccounts and changes in the interest rates on such investments, but also on changes in the Money Market Subaccounts' expenses during the period.

Yield information may be useful in reviewing the performance of the Money Market Subaccounts and for providing a basis for comparison with other investment alternatives. However, the Money Market Subaccounts' yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time. The yield information does not reflect the deduction of any applicable Withdrawal Charge at the time of the surrender. (See "Charges and Deductions - Deduction for Withdrawal Charge (Sales Load)" in the Prospectus.)

                            PERFORMANCE INFORMATION

From time to time, the Company may advertise performance data as described in the Prospectus. Any such advertisement will include total return figures for
the    time  periods indicated in the advertisement. Such total return figures will  reflect  the  deduction  of a 1.25% Mortality and Expense Risk Charge, a
 .15% Administrative Charge, the investment advisory fee for the underlying Portfolio being advertised and any applicable Annual Contract Maintenance Charge and Withdrawal Charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Annual Contract Maintenance Charge and any applicable Withdrawal Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is

                                  n
                        P (1 + T )  = ERV




       P =   a  hypothetical  initial  payment  of  $1,000
       T =   average  annual  total  return
       n =   number  of  years
     ERV =   ending  redeemable  value at the end of the time periods used
             (or  fractional  portion  thereof)  of  a  hypothetical  $1,000 payment  made  at  the  beginning  of  the  time  periods  used.

In addition to total return data, the Company may include yield information in its advertisements. For each Subaccount (other than the Money Market Subaccounts) for which the Company will advertise yield, it will show a yield quotation based on a 30 day (or one month) period ended on the date of the most recent balance sheet of the Separate Account included in the registration statement, computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:




                      Yield =    a-b       6
                             [2(_____  + 1)  - 1]
                                  cd






Where:

       a  =    Net  investment  income  earned  during the period by the Trust attributable  to  shares  owned  by  the  Subaccount.

       b  =    Expenses  accrued  for  the  period  (net  of  reimbursements).

       c  =    The  average  daily  number  of  Accumulation Units outstanding during  the  period.

       d  =    The  maximum  offering  price per Accumulation Unit on the last day  of  the  period.




The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Withdrawal Charge.

Owners should note that the investment results of each Subaccount will fluctuate over time, and any presentation of the Subaccount's total return or yield for any period should not be considered as a representation of what an investment may earn or whatan Owner's total return or yield may be in any future period.

                              ANNUITY PROVISIONS

Currently, the Company makes available payment plans on a fixed basis only. (See the Prospectus - "Contract Proceeds - Fixed Payment Plans" for a description of the Payment Plans.)

                             FINANCIAL STATEMENTS

The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.
















                                                 Financial Statements

                                       Equitable Life Insurance Company of Iowa

                                            Period January 1, 1996 through
                                                  September 30, 1996
                                                     (Unaudited)






































                    Equitable Life Insurance Company of Iowa

                              Financial Statements


                Period January 1, 1996 through September 30, 1996
                                  (Unaudited)





                                   Contents

Unaudited Financial Statements

Consolidated Balance Sheet
Consolidated Statement of Income
Consolidated Statement of Cash Flows
Notes to Consolidated Financial Statements








































                    Equitable Life Insurance Company of Iowa

                     Consolidated Balance Sheet (Unaudited)

                  (Dollars in thousands, except per share data)

                                                                  September 30
                                                                      1996
                                                                  ____________
ASSETS
Investments
 Fixed maturities, available for sale, at market
  (cost: $7,065,461)                                               $7,111,810
 Equity securities of unaffiliated companies, at market
  (cost: $51,430)                                                      63,663
 Equity security of affiliated company, at market
  (cost: $619)                                                          4,648
 Mortgage loans on real estate                                      1,652,580
 Real estate, less allowance for depreciation of $4,483                 8,929
 Policy loans                                                         182,969
 Short-term investments                                                20,292
                                                                  ____________
Total investments                                                   9,044,891

Cash and cash equivalents                                              18,554
Securities and indebtedness of related parties                         13,733
Accrued investment income                                             126,493
Notes and other receivables                                            22,487
Deferred policy acquisition costs                                     742,259
Property and equipment, less allowance for depreciation
 of $12,335                                                             9,049
Intangible assets, less accumulated amortization of $614                2,362
Other assets                                                           76,288
Due from affiliates                                                    10,030
Separate account assets                                               351,032
                                                                  ____________
Total assets                                                      $10,417,178
                                                                  ============
















See accompanying notes.

                    Equitable Life Insurance Company of Iowa

               Consolidated Balance Sheet (Unaudited) (continued)

                  (Dollars in thousands, except per share data)

                                                                  September 30
                                                                      1996
                                                                  ____________
LIABILITIES AND STOCKHOLDER'S EQUITY
Policy liabilities and accruals:
 Future policy benefits:
  Annuity and universal life products                              $8,149,999
  Traditional life insurance products                                 714,311
  Unearned revenue reserve                                             17,806
 Other policy claims and benefits                                       5,871
                                                                  ____________
                                                                    8,887,987

Other policyholders' funds:
 Advance premiums and other deposits                                      634
 Accrued dividends                                                     12,555
                                                                  ____________
                                                                       13,189

Deferred income taxes                                                  16,883
Due to affiliates                                                       3,360
Other liabilities                                                     201,470
Separate account liabilities                                          351,032
                                                                  ____________
Total liabilities                                                   9,473,921

Commitments and contingencies

Stockholder's equity:
 Common stock, par value $1.00 per share -
  authorized 7,500,000 shares, issued and
  outstanding 5,000,300 shares                                          5,000
 Additional paid-in capital                                           274,009
 Unrealized appreciation (depreciation) of
  fixed maturity securities                                            18,865
 Unrealized appreciation of equity securities                          16,262
 Retained earnings                                                    629,121
                                                                  ____________
Total stockholder's equity                                            943,257
                                                                  ____________
Total liabilities and stockholder's equity                        $10,417,178
                                                                  ============






See accompanying notes.

                    Equitable Life Insurance Company of Iowa

                  Consolidated Statement of Income (Unaudited)

                             (Dollars in thousands)

                                                                  For the nine
                                                                  months ended
                                                                  September 30
                                                                      1996
                                                                  ____________
Revenues:
 Annuity and universal life product charges                           $46,556
 Traditional life insurance premiums                                   29,712
 Net investment income                                                523,671
 Realized gains on investments                                         15,828
 Other income                                                             578
                                                                  ____________
                                                                      616,345

Benefits and expenses:
 Annuity and universal life benefits:
  Interest credited to account balances                               326,756
  Benefit claims incurred in excess of account
   balances                                                             6,367
  Traditional life insurance benefits                                  34,785
  Decrease in future traditional policy benefits                       (2,275)
  Distributions to participating  policyholders                        18,753
  Underwriting, acquisition and insurance expenses:
   Commissions                                                         95,638
   General expenses                                                    34,680
   Insurance taxes                                                      5,951
   Policy acquisition costs deferred                                 (115,292)
   Amortization of deferred policy acquisition costs                   59,309
                                                                  ____________
                                                                      464,672

  Interest expense                                                      1,872
  Other expenses                                                            1
                                                                  ____________
                                                                      466,545
                                                                  ____________
                                                                      149,800

Income taxes:
  Current                                                              49,724
  Deferred                                                              2,535
                                                                  ____________
                                                                       52,259
                                                                  ____________
                                                                       97,541

Equity loss, net of related income taxes                                  (86)
                                                                  ____________
NET INCOME                                                            $97,455
                                                                  ============

See accompanying notes.
                   Equitable Life Insurance Company of Iowa

               Consolidated Statement of Cash Flows (Unaudited)

                            (Dollars in thousands)

                                                                  For the nine
                                                                  months ended
                                                                  September 30
                                                                      1996
                                                                  ____________
OPERATING ACTIVITIES
Net income                                                            $97,455
Adjustments to reconcile net income to net cash provided by
 operations:
 Adjustments related to annuity and universal life products:
  Interest credited to account balances                               324,905
  Charges for mortality and administration                            (47,414)
  Change in unearned revenues                                             799
 Decrease in traditional life policy liabilities and accruals            (337)
 Decrease in other policyholders' funds                                  (217)
 Increase in accrued investment income                                 (3,659)
 Policy acquisition costs deferred                                   (115,292)
 Amortization of deferred policy acquisition costs                     59,309
 Change in other assets, other liabilities and accrued income
  taxes                                                               (15,222)
 Provision for depreciation and amortization                             (536)
 Provision for deferred income taxes                                    2,574
 Share of losses of related parties                                       132
 Realized gains on investments                                        (15,828)
                                                                  ____________
Net cash provided by operating activities                             286,669

INVESTING ACTIVITIES
 Sale, maturity or repayment of investments:
  Fixed maturities - available for sale                               452,707
  Equity securities                                                    12,366
  Mortgage loans on real estate                                        29,836
  Real estate                                                           7,213
  Policy loans                                                         25,589
  Short-term investments - net                                         14,991
                                                                  ____________
                                                                      542,702

 Acquisition of investments:
  Fixed maturities - available for sale                              (614,575)
  Equity securities                                                   (13,287)
  Mortgage loans on real estate                                      (512,943)
  Real estate                                                            (681)
  Policy loans                                                        (26,135)
                                                                  ____________
                                                                  ($1,167,621)


See accompanying notes.

                    Equitable Life Insurance Company of Iowa

           Consolidated Statement of Cash Flows (Unaudited) (continued)

                             (Dollars in thousands)

                                                                  For the nine
                                                                  months ended
                                                                  September 30
                                                                      1996
                                                                  ____________
INVESTING ACTIVITIES (CONTINUED)
Sales of property and equipment                                           $86
Purchases of property and equipment                                    (3,846)
                                                                  ____________
Net cash used in investing activities                                (628,679)

FINANCING ACTIVITIES
Proceeds from line of credit borrowing                                572,682
Repayment of line of credit borrowing                                (572,682)
                                                                  ____________
                                                                           --
Receipts from annuity and universal life policies credited to
 policyholder account balances                                        995,317
Return of policyholder account balances on annuity and
 universal life policies                                             (621,143)
Dividends paid to parent                                              (24,000)
                                                                  ____________
Net cash provided by financing activities                             350,174
                                                                  ____________
Increase in cash and cash equivalents                                   8,164

Cash and cash equivalents at beginning of year                         10,390
                                                                  ____________
Cash and cash equivalents at end of period                            $18,554

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the period for:
 Interest                                                              $1,873
 Income taxes                                                          58,556

Noncash investing and financing activities:
 Foreclosure of mortgage loans                                            675











See accompanying notes.

                    Equitable Life Insurance Company of Iowa

             Notes to Consolidated Financial Statements (Unaudited)

                               September 30, 1996



1.  SIGNIFICANT ACCOUNTING POLICIES


ORGANIZATION

Equitable Life Insurance Company of Iowa ("the Company") is a wholly-owned subsidiary of Equitable of Iowa Companies ("parent"). The Company and USG Annuity & Life Company ("USG") offer various insurance products including deferred fixed annuities, universal and term life insurance and variable annuities. These products are marketed by the Company's career agency force, brokers and through financial institutions. The Company's primary customers are middle-income individuals and small businesses.

CONSOLIDATION

The consolidated financial statements include the Company and its subsidiaries. The Company's principal subsidiaries are USG, Equitable American Insurance Company ("EAIC") and Equitable Companies. At
September 30, 1996, all subsidiaries are wholly owned. All significant intercompany accounts and transactions have been eliminated.

INVESTMENTS

Effective January 1, 1994, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 115, Accounting for Certain Investments in Debt and Equity Securities. Pursuant to SFAS No. 115, fixed maturity securities are designated as either "available for sale", "held for investment" or "trading". Sales of fixed maturities designated as "available for sale" are not restricted by SFAS No. 115. Available for sale securities are reported at market value and unrealized gains and losses on these securities are included directly in stockholder's equity, after adjustment for related changes in deferred policy acquisition costs, policy reserves and deferred income taxes. At September 30, 1996, all of the Company's fixed maturity securities are designated as available for sale although the Company is not precluded from designating fixed maturity securities as held for investment or trading at some future date. Securities the Company has the positive intent and ability to hold to maturity are designated as held for investment. Sales of securities designated as held for investment are severely restricted by SFAS No. 115. Securities that are bought and held principally for the purpose of selling them in the near term are designated as trading securities. Unrealized gains and losses on trading securities are included in current earnings.

Transfers of securities between categories are restricted and are recorded at fair value at the time of the transfer. Securities that are determined to have a decline in value that is other than temporary are written down to estimated fair value which becomes the security's new cost basis by a charge to realized losses in the Company's Statement of Income. Premiums and discounts are amortized/accrued utilizing the scientific interest method which results in a constant yield over the securities' expected life. Amortization/accrual of premiums and discounts on mortgage-backed securities incorporates a prepayment assumption to estimate the securities' expected life.
                    Equitable Life Insurance Company of Iowa


       Notes to Consolidated Financial Statements (Unaudited) (continued)



1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


Equity securities (common and non-redeemable preferred stocks) are reported at fair value if readily marketable, or at cost if not readily marketable. The change in unrealized appreciation and depreciation of marketable equity securities (net of related deferred income taxes, if any) is included directly in stockholder's equity. Equity securities that are determined to have a decline in value that is other than temporary are written down to estimated fair value which becomes the security's new cost basis by a charge to realized losses in the Company's Statement of Income.

Mortgage loans on real estate are reported at cost adjusted for amortization of premiums and accrual of discounts. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected future cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of impaired loans is reduced by the establishment of a valuation allowance which is adjusted at each reporting date for significant changes in the calculated value of the loan. Changes in this valuation allowance are charged or credited to income.

Real estate, which includes real estate acquired through foreclosure, is reported at cost less allowances for depreciation. Real estate acquired through foreclosure, or in-substance foreclosure, is recorded at the lower of cost (which includes the balance of the mortgage loan, any accrued interest and any costs incurred to obtain title to the property) or fair value as determined at or before the foreclosure date. The carrying value of these assets is subject to regular review. If the fair value, less estimated sale cost of real estate owned, decreases to an amount lower than its carrying value, a valuation allowance is established for the difference. This valuation allowance can be restored should the fair value of the property increase. Changes in this valuation allowance are charged or credited to income.

Policy loans are reported at unpaid principal. Short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Investments accounted for by the equity method include investments in, and advances to, various joint ventures and partnerships.

Estimated fair values, as reported herein, of publicly-traded fixed maturity securities are as reported by an independent pricing service. Fair values of conventional mortgage-backed securities not actively traded in a liquid market are estimated using a third-party pricing system, which uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities. Fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U.S. Treasury bonds. Estimated fair values of redeemable preferred stocks are as reported by the

                    Equitable Life Insurance Company of Iowa

       Notes to Consolidated Financial Statements (Unaudited) (continued)



1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


National Association of Insurance Commissioners ("NAIC"). Estimated fair values of equity securities are based on the latest quoted market prices, or where not readily marketable, at values which are representative of the fair values of issues of comparable yield and quality. Realized gains and losses are determined on the basis of specific identification and average cost methods for manager initiated and issuer initiated disposals, respectively.

FINANCIAL INSTRUMENTS

Interest rate caps and cash settled put swaptions ("instruments") are reported at amortized cost and included in other assets. These instruments were purchased to reduce the negative effects of potential increases in withdrawal activity related to the Company's annuity liabilities which may result from extreme increases in interest rates. All outstanding instruments are designated as hedges and, therefore, are not reported at fair value. Premiums paid to enter into these instruments are deferred and amortized over the term of the instruments on a straight-line basis. The instruments do not require any additional payments by the company. Any payments received in accordance with the terms of the instruments are recorded as an adjustment to interest credited. Unrealized gains and losses on these instruments and related assets or liabilities will not be recorded in income until realized.

CASH AND CASH EQUIVALENTS

For purposes of the consolidated statement of cash flows, the Company considers all demand deposits and interest-bearing accounts not related to the investment function to be cash equivalents. All interest-bearing accounts classified as cash equivalents have original maturities of three months or less.

DEFERRED POLICY ACQUISITION COSTS

Certain costs of acquiring new insurance business, principally commissions and other expenses related to the production of new business, have been deferred. For annuity and universal life products, such costs are being amortized generally in proportion to the present value (using the assumed crediting rate) of expected gross profits. This amortization is adjusted retrospectively, or "unlocked", when the Company revises its estimate of current or future gross profits to be realized from a group of products. For traditional life insurance products, such costs are being amortized over the premium-paying period of the related policies in proportion to premium revenues recognized, using principally the same assumptions for interest, mortality and withdrawals that are used for computing liabilities for future policy benefits subject to traditional "lock-in" concepts. Deferred policy acquisition costs are adjusted to reflect the pro-forma impact of unrealized gains and losses on fixed maturity securities the Company has designated as "available for sale" under SFAS No. 115.




                    Equitable Life Insurance Company of Iowa

       Notes to Consolidated Financial Statements (Unaudited) (continued)



1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


PROPERTY AND EQUIPMENT

Property and equipment primarily represent leasehold improvements at the Company's headquarters and at various agency offices and office furniture and equipment and computer software and are not considered to be significant to the Company's overall operations. Property and equipment are reported at cost less allowances for depreciation. Depreciation expense is computed primarily on the basis of the straight-line method over the estimated useful lives of the assets.

INTANGIBLE ASSETS

Intangible assets include the value of various licenses acquired in conjunction with the purchase of USG which are being amortized over forty years using the straight-line method.

FUTURE POLICY BENEFITS

The liability for future policy benefits for traditional life insurance products has been calculated on a net-level premium basis. Interest assumptions range from 2.75% for 1956 and prior issues to a 9.00% level, graded to 6.00% after twenty years for current issues. Mortality, morbidity and withdrawal assumptions generally are based on actual experience. These assumptions have been modified to provide for possible unfavorable deviation from the assumptions.

With respect to annuity and universal life products, the Company utilizes the retrospective deposit accounting method. Policy reserves represent the premiums received plus accumulated interest, less mortality and administration charges.

The unearned revenue reserve reflects the unamortized balance of the excess of first year administration charges over renewal period administration charges (policy initiation fees) on annuity and universal life products. These excess charges have been deferred and are being recognized in income over the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs.

RECOGNITION OF PREMIUM REVENUES AND COSTS

Traditional life insurance premiums are recognized as revenues over the premium-paying period. Future policy benefits and policy acquisition costs are associated with the premiums as earned by means of the provision for future policy benefits and amortization of deferred policy acquisition costs.

Revenues for annuity and universal life products consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed against policyholder account balances during the period. Expenses related to these products include interest credited to policyholder account balances and benefit claims incurred in excess of policyholder account balances.
                    Equitable Life Insurance Company of Iowa

       Notes to Consolidated Financial Statements (Unaudited) (continued)



1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


DEFERRED INCOME TAXES

Deferred tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred tax assets or liabilities are adjusted to reflect the pro-forma impact of unrealized gains and losses on fixed maturity securities the Company has designated as available for sale under SFAS No. 115. Changes in deferred tax assets or liabilities resulting from this SFAS No. 115 adjustment are charged or credited directly to stockholder's equity. Deferred income tax expenses or credits reflected in the Company's Statement of Income are based on the changes in the deferred tax asset or liability from period to period (excluding the SFAS No. 115 adjustment).

SEPARATE ACCOUNTS

The transactions in the separate accounts (which are charged or credited directly to the accounts) are excluded from the consolidated statement of income.

DIVIDEND RESTRICTIONS

The Company's ability to pay dividends to its parent company is restricted because prior approval of insurance regulatory authorities is required for payment of dividends to the stockholder which exceed an annual limitation. On August 12, 1996, the Company paid a dividend to its parent of $24,000,000. During the remainder of 1996, the Company could pay additional dividends of approximately $61,758,000 without prior approval of statutory authorities. Also, the amount ($374,431,000 at September 30, 1996) by which the stockholder's equity stated in conformity with generally accepted accounting principles exceeds statutory capital and surplus as reported is restricted and cannot be distributed.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the preparation period. Actual results could differ from those estimates.

Significant estimates and assumptions are utilized in the calculation of deferred policy acquisition costs, policyholder liabilities and accruals, postretirement benefits, guaranty fund assessment accruals and valuation allowances on investments and deferred tax benefits. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.


                    Equitable Life Insurance Company of Iowa

       Notes to Consolidated Financial Statements (Unaudited) (continued)



2.  BASIS OF FINANCIAL REPORTING


The financial statements of the Company differ from related statutory financial statements principally as follows: (1) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (2) future policy benefit reserves on traditional life insurance products are based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions, which may differ from reserves based upon statutory mortality rates and interest; (3) future policy benefit reserves for annuity and universal life products are based on full account values, rather than the greater of cash surrender value or amounts derived from discounting methodologies utilizing statutory interest rates; (4) reserves are reported before reduction for reserve credits related to reinsurance ceded and a receivable is established, net of an allowance for uncollectible amounts, for these credits rather than presented net of these credits; (5) fixed maturity investments are designated as "available for sale" and valued at fair value with unrealized appreciation/depreciation, net of adjustments to deferred income taxes (if applicable) and deferred policy acquisition costs, credited/charged directly to stockholders' equity rather than valued at amortized cost; (6) the carrying value of fixed maturity securities is reduced to fair value by a charge to realized losses in the statement of income when declines in carrying value are judged to be other than temporary, rather than through the establishment of a formula-determined statutory investment reserve
(carried as a liability), changes in which are charged directly to surplus;
(7) deferred income taxes are provided for the difference between the financial statement and income tax bases of assets and liabilities; (8) net realized gains or losses attributed to changes in the level of interest rates in the market are recognized when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security or mortgage loan; (9) gains arising from sale lease-back transactions are deferred and amortized over the life of the lease rather than recognized in the period of sale; (10) a liability is established for anticipated guaranty fund assessments, net of related anticipated premium tax credits, rather than capitalized when assessed and amortized in accordance with procedures permitted by insurance regulatory authorities; (11) a prepaid pension cost asset established in accordance with SFAS No. 87, Employers' Accounting for Pensions, agents' balances and certain other assets designated as "non-admitted assets" for statutory purposes are reported as assets rather than being charged to surplus; (12) revenues for annuity and universal life products consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed rather than premiums received; (13) expenses for postretirement benefits other than pensions are recognized for all qualified employees rather than for only vested and fully-eligible employees, and the accumulated postretirement benefit obligation for years prior to adoption of SFAS No. 106, Employers' Accounting for Postretirement Benefits Other than Pensions, was recognized as a cumulative effect of change in accounting method rather than deferred and amortized over twenty years, and (14) assets and liabilities are restated to fair values when a change in ownership occurs, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.
                    Equitable Life Insurance Company of Iowa

       Notes to Consolidated Financial Statements (Unaudited) (continued)



2.  BASIS OF FINANCIAL REPORTING (CONTINUED)


Net income for the Company, USG and EAIC as determined in accordance with statutory accounting practices was $76,156,000 for the period ended September 30, 1996. Total statutory capital and surplus was $568,827,000 at September 30, 1996.

3.  INVESTMENT OPERATIONS


Effective January 1, 1994, the Company adopted SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. SFAS No. 115 requires companies to classify their securities as "held to maturity", "available for sale" or "trading".

All of the Company's fixed maturity securities are designated as available for sale although the Company is not precluded from designating fixed maturity securities as held for investment or trading at some future date.

At September 30, 1996, amortized cost, gross unrealized gains and losses and estimated fair value of the Company's fixed maturity securities designated as available for sale are as follows:

AVAILABLE FOR SALE

                                              Gross       Gross     Estimated
                                Amortized  Unrealized  Unrealized     Fair
                                  Cost        Gains      Losses       Value
______________________________________________________________________________
                                                (Dollars in thousands)
September 30, 1996
U.S. Government and
 governmental agencies
 and authorities:
  Mortgage-backed securities     $256,339      $8,339     ($2,395)   $262,283
  Other                            87,380       1,754      (1,957)     87,177
States, municipalities and
 political subdivisions            15,224         906          (2)     16,128
Foreign governments                10,572       2,248          --      12,820
Public utilities                1,209,530      28,669     (28,266)  1,209,933
Investment grade corporate      2,514,379     123,434     (31,472)  2,606,341
Below investment grade
 corporate                        688,700       7,726     (24,468)    671,958
Mortgage-backed securities      2,282,717      29,011     (66,949)  2,244,779
Redeemable preferred stocks           620          --        (229)        391
                               ___________ ___________ ___________ ___________
Total Available for
  Sale                         $7,065,461    $202,087   ($155,738) $7,111,810
                               =========== =========== =========== ===========

                    Equitable Life Insurance Company of Iowa

       Notes to Consolidated Financial Statements (Unaudited) (continued)



3.  INVESTMENT OPERATIONS (CONTINUED)


No fixed maturity securities were designated as held for investment at September 30, 1996. Short-term investments, all with maturities of 30 days or less, have been excluded from the preceding schedule in this note. Amortized cost approximates fair value for these securities.

Amortized cost and estimated fair value of fixed maturity securities at September 30, 1996, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                  Estimated
                                                  Amortized         Fair
AVAILABLE FOR SALE                                  Cost            Value
_____________________________________________________________________________
                                                    (Dollars in thousands)
Due within one year                                  $16,891         $17,190
Due after one year through five years                180,584         184,639
Due after five years through ten years             1,790,449       1,813,182
Due after ten years                                2,538,481       2,589,737
                                                _____________   _____________
                                                   4,526,405       4,604,748

Mortgage-backed securities                         2,539,056       2,507,062
                                                _____________   _____________
TOTAL AVAILABLE FOR SALE                          $7,065,461      $7,111,810
                                                =============   =============




















                    Equitable Life Insurance Company of Iowa

       Notes to Consolidated Financial Statements (Unaudited) (continued)



3.  INVESTMENT OPERATIONS (CONTINUED)


The amortized cost and fair value of mortgage-backed securities, which comprise approximately 36% of the Company's investment in fixed maturity securities at September 30, 1996, are as follows:

                                                                 Estimated
                                                  Amortized        Fair
                                                    Cost           Value
___________________________________________________________________________
                                                     (Dollars in thousands)
Mortgage-backed securities:
  Government and agency guaranteed pools:
    Very accurately defined maturities              $17,354        $17,735
    Planned amortization class                       70,267         72,916
    Targeted amortization class                      29,325         28,414
    Sequential pay                                   64,228         63,915
    Pass through                                     75,165         79,304
  Private label CMOs and REMICs:
    Very accurately defined maturities               30,646         31,061
    Planned amortization class                       25,553         26,369
    Targeted amortization class                     437,297        418,450
    Sequential pay                                1,726,956      1,706,777
    Mezzanines                                       37,787         37,209
    Private placements and subordinate issues        24,478         24,912
                                                 ___________    ___________
TOTAL MORTGAGE-BACKED SECURITIES                 $2,539,056     $2,507,062
                                                 ===========    ===========


During periods of significant interest rate volatility, the mortgages underlying mortgage-backed securities may prepay more quickly or more slowly than anticipated. If the principal amount of such mortgages are prepaid earlier than anticipated during periods of declining interest rates, investment income may decline due to reinvestment of these funds at lower current market rates. If principal repayments are slower than anticipated during periods of rising interest rates, increases in investment yield may lag behind increases in interest rates because funds will remain invested at lower historical rates rather than reinvested at higher current rates. To mitigate this prepayment volatility, the Company invests primarily in intermediate tranche collateralized mortgage obligations ("CMOs"). CMOs are pools of mortgages that are segregated into sections, or tranches, which provide sequential retirement of bonds rather than a pro-rata share of principal return in the pass-through structure. The Company owns no "interest only" or "principal only" mortgage-backed securities. Further, the Company has not purchased obligations at significant premiums, thereby limiting exposure to loss during periods of accelerated prepayments. At September 30, 1996,


                    Equitable Life Insurance Company of Iowa

       Notes to Consolidated Financial Statements (Unaudited) (continued)



3.  INVESTMENT OPERATIONS (CONTINUED)


unamortized premiums on mortgage-backed securities totaled $4,395,000 and unaccrued discounts on mortgage-backed securities totaled $53,794,000.

An analysis of sales, maturities and principal repayments of the Company's fixed maturities portfolio for the nine months ended September 30, 1996 is as follows:

                                              Gross       Gross      Proceeds
                               Amortized    Realized    Realized       from
                                 Cost         Gains      Losses        Sale
_______________________________________________________________________________
                                              (Dollars in thousands)
Nine months ended
 September 30, 1996
Available for sale:
 Scheduled principal repay-
  ments, calls and tenders      $235,667     $10,581       ($286)     $245,962
 Sales                           203,750       3,400        (405)      206,745
                              ___________   _________   _________   ___________
Total                           $439,417     $13,981       ($691)     $452,707
                              ===========   =========   =========   ===========



At September 30, 1996, the Company owned equity securities with a combined book value of $52,049,000 and an estimated market value of $68,311,000, resulting from gross unrealized appreciation of $16,475,000 and gross unrealized depreciation of $213,000.

At September 30, 1996, one mortgage loan with a carrying value of $44,000 was delinquent by 90 days or more.

The carrying value of investments which have been non-income producing for the twelve months preceding September 30, 1996 totaled $537,000 related to a mortgage loan and two investment real estate properties in the amount of $44,000 and $493,000 respectively.

The Company's investment policies related to its investment portfolio require diversification by asset type, company and industry and set limits on the amounts which can be invested in an individual issuer. Such policies are at least as restrictive as those set forth by regulatory authorities. The percentages quoted in the following sentences relate to the holdings at September 30, 1996. Fixed maturity investments included investments in various non-governmental mortgage-backed securities (32%), public utilities (18%), basic industrials (23%), and consumer products (12%). Mortgage loans on real estate have been analyzed by geographical locations and there are no concentrations of mortgage loans in any state exceeding ten percent in 1996.
                    Equitable Life Insurance Company of Iowa

       Notes to Consolidated Financial Statements (Unaudited) (continued)



3.  INVESTMENT OPERATIONS (CONTINUED)


Mortgage loans on real estate have also been analyzed by collateral type with significant concentrations identified in retail facilities (27%), industrial buildings (29%), multi-family residential buildings (20%), and office buildings (22%). Equity securities (which represent 0.74% of the Company's investments) are comprised of investments in the Company's registered separate account, an investment with an estimated fair value of $44,370,000 in a real estate investment trust and an investment in common stock of the
Company's parent with an estimated fair value of $4,648,000.   Real estate
and investments accounted for by the equity method are not significant to the Company's overall investment portfolio.

No investment in any person or its affiliates (other than bonds issued by agencies of the United States government) exceeded ten percent of stockholder's equity at September 30, 1996.

4.  FINANCIAL INSTRUMENTS


During the second quarter of 1996, the Company implemented a hedging program under which certain derivative financial instruments, interest rate caps and cash settled put swaptions ("instruments"), were purchased to reduce the negative effects of potential increases in withdrawal activity related to the Company's annuity liabilities which may result from extreme increases in interest rates. The Company purchased instruments, all during the second quarter, with notional amounts totaling approximately $600,000,000 in interest rate caps and $1,300,000,000 in cash settled put swaptions all of which were outstanding at September 30, 1996. The Company paid approximately $21,100,000 in premiums for these instruments. The cost of this program has been incorporated into the Company's product pricing. The instruments do not require any additional payments by the Company.

The agreements for these instruments entitle the Company to receive payments from the instruments' counterparties on future reset dates if interest rates, as specified in the agreements, rise above a specified fixed rate (9.0% and 9.5%). The amount of such payments to be received by the Company for the interest rate caps, if any, will be calculated by taking the excess of the current applicable rate over the specified fixed rate, and multiplying this excess by the notional amount of the caps. Payments on cash settled put swaptions are also calculated based upon the excess of the current applicable rate over the specified fixed rate multiplied by the notional amount. The product of this rate differential times the notional amount is assumed to continue for a series of defined future semi-annual payment dates and the resulting hypothetical payments are discounted to the current payment date using the discount rate defined in the agreement. Any payments received from the counterparties will be recorded as an adjustment to interest credited.






                    Equitable Life Insurance Company of Iowa

       Notes to Consolidated Financial Statements (Unaudited) (continued)



4.  FINANCIAL INSTRUMENTS (CONTINUED)


The following table summarizes the contractual maturities of notional amounts by type of instrument at September 30, 1996:


                   1998       1999      2000      2001      2002       Total
_______________________________________________________________________________
                                           (Dollars in thousands)

Interest rate
  caps                                          $400,000  $200,000    $600,000
Cash settled
  put swaptions  $100,000   $400,000  $400,000   350,000    50,000   1,300,000
                _______________________________________________________________
Total notional
  amount         $100,000   $400,000  $400,000  $750,000  $250,000  $1,900,000
                ===============================================================

Premiums paid to enter into these instruments are deferred and included in other assets. Premiums are amortized and included in interest credited to account balances over the term of the instruments on a straight-line basis. The Company has recorded amortization of $1,851,000 for the nine months ended September 30, 1996. Unrealized gains and losses on these instruments and related assets or liabilities will not be recorded in income until realized. The Financial Accounting Standards Board ("FASB") and the Securities and Exchange Commission are evaluating the accounting and disclosure requirements for these instruments. FASB has issued an exposure draft titled "Accounting for Derivative and Similar Financial Instruments and for Hedging Activities" which, if adopted as a Statement of Financial Accounting Standards in its current form, would require the Company to change its accounting treatment for these instruments. The requirements of any final standard which may result from this exposure process are not known at this time and, therefore, the impact of such a standard on the Company's financial statements cannot be determined at this time.














                    Equitable Life Insurance Company of Iowa

       Notes to Consolidated Financial Statements (Unaudited) (continued)



4.  FINANCIAL INSTRUMENTS (CONTINUED)


Any unrealized gain or loss on the instruments is off-balance sheet and therefore, is not reflected in the financial statements. The following table summarizes the amortized cost, gross unrealized gains and losses and estimated fair value on these instruments as of September 30, 1996:

                                             Gross        Gross     Estimated
                               Amortized   Unrealized  Unrealized      Fair
September 30, 1996               Cost        Gains       Losses       Value
_______________________________________________________________________________
                                            (Dollars in thousands)
Interest rate caps                $5,437          $15       ($519)      $4,933
Cash settled put swaptions        13,834          574        (916)      13,492
                              _________________________________________________
Total                            $19,271         $589     ($1,435)     $18,425
                              =================================================

The decline in market value from amortized cost reflects changes in interest rates and market conditions since time of purchase.

The Company is exposed to the risk of losses in the event of non-performance by the counterparties of these instruments. Losses recorded in the Company's financial statements in the event of non-performance will be limited to the unamortized premium (remaining amortized cost) paid to enter into the instrument because no additional payments are required by the Company on these instruments after the initial premium. Counterparty non-performance would result in an economic loss if interest rates exceeded the specified fixed rate. Economic losses would be measured by the net replacement cost, or estimated fair value, for such instruments. The estimated fair value is the average of quotes obtained from related and unrelated counterparties.
The Company limits its exposure to such losses by: diversification among counterparties, limiting exposure to any individual counterparty based upon that counterparty's credit rating, and by limiting its exposure by instrument type to only those instruments that do not require future payments. For purposes of determining risk exposure to any individual counterparty, the Company evaluates the combined exposure to that counterparty on both a derivative financial instruments' level and on the total investment portfolio credit risk and reports its exposure to senior management and the Company's Board of Directors at least monthly. The maximum potential economic loss (the cost of replacing an instrument or the net replacement value) due to nonperformance of the counterparties will increase or decrease during the life of the instruments as a function of maturity and market conditions.






                    Equitable Life Insurance Company of Iowa

       Notes to Consolidated Financial Statements (Unaudited) (continued)



4.  FINANCIAL INSTRUMENTS (CONTINUED)


The Company determines counterparty credit quality by reference to ratings from independent rating agencies. As of September 30, 1996, the ratings assigned by Standard & Poor's Corporation by instrument with respect to the net replacement value (fair value) of the Company's instruments was as follows:


September 30, 1996                    Net Replacement Value
______________________________________________________________________________
                            Interest          Cash Settled
                              Rate                Put
                              Caps             Swaptions             Total
                          ____________________________________________________
                                      (Dollars in thousands)
Counterparties
  credit quality:
   AAA                         $3,301              $7,100             $10,401
   A+                           1,632               6,392              $8,024
                          ____________________________________________________
Total                          $4,933             $13,492             $18,425
                          ====================================================


5. COMMITMENTS AND CONTINGENCIES


REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers. Reinsurance coverages for life insurance vary according to the age and risk classification of the insured with retention limits ranging up to $500,000 of coverage per individual life. The Company does not use financial or surplus relief reinsurance.

Reinsurance contracts do not relieve the Company from its obligations to its policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations, and payment of these obligations could result in losses to the Company. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers, monitors concentrations of credit risk arising from factors such as similar geographic regions, and limits its exposure to any one reinsurer. At September 30, 1996, the Company had reinsurance treaties with 14 reinsurers, all of which are deemed to be long-duration, retroactive contracts, and has established a receivable totaling $18,370,000 for reserve credits, reinsurance claims and other receivables from these reinsurers. No allowance for uncollectible amounts
                    Equitable Life Insurance Company of Iowa

       Notes to Consolidated Financial Statements (Unaudited) (continued)



5. COMMITMENTS AND CONTINGENCIES (CONTINUED)


has been established since none of the receivables are deemed to be uncollectible, and because such receivables, either individually or in the aggregate, are not material to the Company's operations. The Company's liability for future policy benefits and notes and other receivables have been increased by $16,940,000 at September 30, 1996 for reserve credits on reinsured policies. This "gross-up" of assets and liabilities for reserve credits on reinsurance had no impact on the Company's net income. Insurance premiums and product charges have been reduced by $5,125,000 in the first nine months of 1996 as a result of the cession agreements. Insurance benefits and expenses have been reduced by $3,981,000 in the first nine months of 1996. The amount of reinsurance assumed is not significant.

INVESTMENT COMMITMENTS

At September 30, 1996, outstanding commitments to fund mortgage loans on real estate totaled $56,690,000. In addition, outstanding commitments to purchase mortgage-backed securities totaled $26,810,000 at September 30, 1996.

GUARANTY FUND ASSESSMENTS

Assessments are levied on the Company by life and health guaranty associations in most states in which the Company is licensed to cover losses of policyholders of insolvent or rehabilitated insurers. In some states, these assessments can be partially recovered through a reduction in future premium taxes. The Company cannot predict whether and to what extent legislative initiatives may affect the right to offset. The Company has established a reserve to cover such assessments and regularly reviews information regarding known failures and revises it's estimates of future guaranty fund assessments accordingly. At September 30, 1996, the Company has a reserve of $47,574,000 to cover estimated future assessments (net of related anticipated premium tax credits) and has established an asset totaling $13,421,000 for items expected to be recoverable through future premium tax offsets. The Company believes this reserve is sufficient to cover expected future insurance guaranty fund assessments related to known insolvencies at this time.

LITIGATION

As previously reported, the Company and certain of its subsidiaries are defendants in class action lawsuits filed in the United States District Court for the Middle District of Florida, Tampa Division in February 1996 and in the Court of Common Pleas of Allegheny County, Pennsylvania in June 1996.
The suits claim unspecified damages as a result of alleged improper life insurance sales practices. The Company believes the allegations are without merit. The suits are in the discovery and procedural stages and have not yet been certified as class actions. The Company intends to defend the suits vigorously. The amount of any liability which may arise as a result of these suits, if any, cannot be reasonably estimated and no provision for loss has been made in the Company's financial statements. The Company had also been a party to a similar previously reported class action lawsuit filed in Iowa which has now been dismissed.
                    Equitable Life Insurance Company of Iowa

       Notes to Consolidated Financial Statements (Unaudited) (continued)



5. COMMITMENTS AND CONTINGENCIES (CONTINUED)


As previously reported, on December 15, 1995, USG received a Notice of Intention to Arbitrate a dispute with one of its insurance brokerage agencies before the American Arbitration Association regarding the payment of certain commissions. The matter was submitted to arbitration and the determination of the arbitration panel was that the Company must pay, over time, commissions in amounts that are not material.

In the ordinary course of business, the Company and its subsidiaries are also engaged in certain other litigation, none of which management believes is material.

VULNERABILITY FROM CONCENTRATIONS

The Company has various concentrations in its investment portfolio (see Note 3 for further information). The Company's asset growth, net investment income and cash flow are primarily generated from the sale of individual fixed annuity policies and associated future policy benefits. Substantial changes in tax laws that would make these products less attractive to consumers or extreme fluctuations in interest rates which may result in higher withdrawal experience than assumed, could cause a severe impact to the Company's financial condition.

6.  RELATED PARTY TRANSACTIONS

The Company purchases investment management services from an affiliate. Payments for these services aggregated $6,863,000 for the nine months ended September 30, 1996.

Additionally, the Company maintains a line of credit agreement with Equitable of Iowa Companies to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under the current agreement, which expires on December 31, 1996, the Company can borrow up to $140 million. Interest on any outstanding borrowings is charged at a rate of Equitable of Iowa Companies' monthly average aggregate cost of short-term funds plus 1.00%. At September 30, 1996, no amounts were outstanding under the line of credit.
















                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                            STATEMENTS OF NET ASSETS
                               EQUI-SELECT PRODUCT
                               September 30, 1996
                                  (Unaudited)

                                                                     Money
                                                                     Market
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   17,528,179 shares at $1.00 per share (cost - $17,528,179)      $17,528,179
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   839,578 shares at $10.92 per share (cost - $9,147,693)
  Equi-Select Series Trust International Fixed Income Portfolio,
   611,055 shares at $11.28 per share (cost - $6,775,330)
  Equi-Select Series Trust OTC Portfolio,
   2,161,661 shares at $14.40 per share (cost - $28,351,489)
  Equi-Select Series Trust Research Portfolio,
   3,593,989 shares at $15.07 per share (cost - $47,594,819)
  Equi-Select Series Trust Total Return Portfolio,
   3,399,599 shares at $12.75 per share (cost - $40,339,732)
  Equi-Select Series Trust Advantage Portfolio,
   1,094,061 shares at $10.65 per share (cost - $11,495,521)
  Equi-Select Series Trust International Stock Portfolio,
   976,332 shares at $10.92 per share (cost - $10,226,935)
  Equi-Select Series Trust Value + Growth Portfolio,
   786,205 shares at $10.88 per share (cost - $8,015,043)
  Equi-Select Series Trust Growth & Income Portfolio,
   1,326,315 shares at $11.74 per share (cost - $14,521,565)
  Warburg Pincus Trust International Equity Portfolio,
   514,093 shares at $11.40 per share (cost - $5,866,421)
                                                                  ____________
     TOTAL INVESTMENTS                                             17,528,179
                                                                  ____________
  Accrued investment income                                            63,794
                                                                  ____________
     TOTAL NET ASSETS                                             $17,591,973
                                                                  ============

NET ASSETS REPRESENTED BY:
  Units                                                             1,643,207
  Unit Value                                                            10.71
                                                                  ____________
  Net Assets                                                      $17,591,973
                                                                  ============

See accompanying notes.






                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                            STATEMENTS OF NET ASSETS
                               EQUI-SELECT PRODUCT
                               September 30, 1996
                                  (Unaudited)

                                                                   Mortgage-
                                                                     Backed
                                                                   Securities
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   17,528,179 shares at $1.00 per share (cost - $17,528,179)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   839,578 shares at $10.92 per share (cost - $9,147,693)          $9,170,801
  Equi-Select Series Trust International Fixed Income Portfolio,
   611,055 shares at $11.28 per share (cost - $6,775,330)
  Equi-Select Series Trust OTC Portfolio,
   2,161,661 shares at $14.40 per share (cost - $28,351,489)
  Equi-Select Series Trust Research Portfolio,
   3,593,989 shares at $15.07 per share (cost - $47,594,819)
  Equi-Select Series Trust Total Return Portfolio,
   3,399,599 shares at $12.75 per share (cost - $40,339,732)
  Equi-Select Series Trust Advantage Portfolio,
   1,094,061 shares at $10.65 per share (cost - $11,495,521)
  Equi-Select Series Trust International Stock Portfolio,
   976,332 shares at $10.92 per share (cost - $10,226,935)
  Equi-Select Series Trust Value + Growth Portfolio,
   786,205 shares at $10.88 per share (cost - $8,015,043)
  Equi-Select Series Trust Growth & Income Portfolio,
   1,326,315 shares at $11.74 per share (cost - $14,521,565)
  Warburg Pincus Trust International Equity Portfolio,
   514,093 shares at $11.40 per share (cost - $5,866,421)
                                                                  ____________
     TOTAL INVESTMENTS                                              9,170,801
                                                                  ____________
  Accrued investment income                                                --
                                                                  ____________
     TOTAL NET ASSETS                                              $9,170,801
                                                                  ============

NET ASSETS REPRESENTED BY:
  Units                                                               805,409
  Unit Value                                                            11.39
                                                                  ____________
  Net Assets                                                       $9,170,801
                                                                  ============

See accompanying notes.





                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                            STATEMENTS OF NET ASSETS
                               EQUI-SELECT PRODUCT
                               September 30, 1996
                                  (Unaudited)

                                                                  International
                                                                      Fixed
                                                                      Income
                                                                     Account
                                                                  ______________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   17,528,179 shares at $1.00 per share (cost - $17,528,179)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   839,578 shares at $10.92 per share (cost - $9,147,693)
  Equi-Select Series Trust International Fixed Income Portfolio,
   611,055 shares at $11.28 per share (cost - $6,775,330)            $6,891,550
  Equi-Select Series Trust OTC Portfolio,
   2,161,661 shares at $14.40 per share (cost - $28,351,489)
  Equi-Select Series Trust Research Portfolio,
   3,593,989 shares at $15.07 per share (cost - $47,594,819)
  Equi-Select Series Trust Total Return Portfolio,
   3,399,599 shares at $12.75 per share (cost - $40,339,732)
  Equi-Select Series Trust Advantage Portfolio,
   1,094,061 shares at $10.65 per share (cost - $11,495,521)
  Equi-Select Series Trust International Stock Portfolio,
   976,332 shares at $10.92 per share (cost - $10,226,935)
  Equi-Select Series Trust Value + Growth Portfolio,
   786,205 shares at $10.88 per share (cost - $8,015,043)
  Equi-Select Series Trust Growth & Income Portfolio,
   1,326,315 shares at $11.74 per share (cost - $14,521,565)
  Warburg Pincus Trust International Equity Portfolio,
   514,093 shares at $11.40 per share (cost - $5,866,421)
                                                                  ______________
     TOTAL INVESTMENTS                                                6,891,550
                                                                  ______________
  Accrued investment income                                                  --
                                                                  ______________
     TOTAL NET ASSETS                                                $6,891,550
                                                                  ==============

NET ASSETS REPRESENTED BY:
  Units                                                                 590,459
  Unit Value                                                              11.67
                                                                  ______________
  Net Assets                                                         $6,891,550
                                                                  ==============

See accompanying notes.





                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                            STATEMENTS OF NET ASSETS
                               EQUI-SELECT PRODUCT
                               September 30, 1996
                                  (Unaudited)

                                                                      OTC
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   17,528,179 shares at $1.00 per share (cost - $17,528,179)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   839,578 shares at $10.92 per share (cost - $9,147,693)
  Equi-Select Series Trust International Fixed Income Portfolio,
   611,055 shares at $11.28 per share (cost - $6,775,330)
  Equi-Select Series Trust OTC Portfolio,
   2,161,661 shares at $14.40 per share (cost - $28,351,489)      $31,122,674
  Equi-Select Series Trust Research Portfolio,
   3,593,989 shares at $15.07 per share (cost - $47,594,819)
  Equi-Select Series Trust Total Return Portfolio,
   3,399,599 shares at $12.75 per share (cost - $40,339,732)
  Equi-Select Series Trust Advantage Portfolio,
   1,094,061 shares at $10.65 per share (cost - $11,495,521)
  Equi-Select Series Trust International Stock Portfolio,
   976,332 shares at $10.92 per share (cost - $10,226,935)
  Equi-Select Series Trust Value + Growth Portfolio,
   786,205 shares at $10.88 per share (cost - $8,015,043)
  Equi-Select Series Trust Growth & Income Portfolio,
   1,326,315 shares at $11.74 per share (cost - $14,521,565)
  Warburg Pincus Trust International Equity Portfolio,
   514,093 shares at $11.40 per share (cost - $5,866,421)
                                                                  ____________
     TOTAL INVESTMENTS                                             31,122,674
                                                                  ____________
  Accrued investment income                                                --
                                                                  ____________
     TOTAL NET ASSETS                                             $31,122,674
                                                                  ============

NET ASSETS REPRESENTED BY:
  Units                                                             1,994,122
  Unit Value                                                            15.61
                                                                  ____________
  Net Assets                                                      $31,122,674
                                                                  ============

See accompanying notes.







                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                            STATEMENTS OF NET ASSETS
                               EQUI-SELECT PRODUCT
                               September 30, 1996
                                  (Unaudited)

                                                                    Research
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   17,528,179 shares at $1.00 per share (cost - $17,528,179)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   839,578 shares at $10.92 per share (cost - $9,147,693)
  Equi-Select Series Trust International Fixed Income Portfolio,
   611,055 shares at $11.28 per share (cost - $6,775,330)
  Equi-Select Series Trust OTC Portfolio,
   2,161,661 shares at $14.40 per share (cost - $28,351,489)
  Equi-Select Series Trust Research Portfolio,
   3,593,989 shares at $15.07 per share (cost - $47,594,819)      $54,170,330
  Equi-Select Series Trust Total Return Portfolio,
   3,399,599 shares at $12.75 per share (cost - $40,339,732)
  Equi-Select Series Trust Advantage Portfolio,
   1,094,061 shares at $10.65 per share (cost - $11,495,521)
  Equi-Select Series Trust International Stock Portfolio,
   976,332 shares at $10.92 per share (cost - $10,226,935)
  Equi-Select Series Trust Value + Growth Portfolio,
   786,205 shares at $10.88 per share (cost - $8,015,043)
  Equi-Select Series Trust Growth & Income Portfolio,
   1,326,315 shares at $11.74 per share (cost - $14,521,565)
  Warburg Pincus Trust International Equity Portfolio,
   514,093 shares at $11.40 per share (cost - $5,866,421)
                                                                  ____________
     TOTAL INVESTMENTS                                             54,170,330
                                                                  ____________
  Accrued investment income                                                --
                                                                  ____________
     TOTAL NET ASSETS                                             $54,170,330
                                                                  ============

NET ASSETS REPRESENTED BY:
  Units                                                             3,562,977
  Unit Value                                                            15.20
                                                                  ____________
  Net Assets                                                      $54,170,330
                                                                  ============

See accompanying notes.







                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                            STATEMENTS OF NET ASSETS
                               EQUI-SELECT PRODUCT
                               September 30, 1996
                                  (Unaudited)

                                                                     Total
                                                                     Return
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   17,528,179 shares at $1.00 per share (cost - $17,528,179)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   839,578 shares at $10.92 per share (cost - $9,147,693)
  Equi-Select Series Trust International Fixed Income Portfolio,
   611,055 shares at $11.28 per share (cost - $6,775,330)
  Equi-Select Series Trust OTC Portfolio,
   2,161,661 shares at $14.40 per share (cost - $28,351,489)
  Equi-Select Series Trust Research Portfolio,
   3,593,989 shares at $15.07 per share (cost - $47,594,819)
  Equi-Select Series Trust Total Return Portfolio,
   3,399,599 shares at $12.75 per share (cost - $40,339,732)      $43,361,831
  Equi-Select Series Trust Advantage Portfolio,
   1,094,061 shares at $10.65 per share (cost - $11,495,521)
  Equi-Select Series Trust International Stock Portfolio,
   976,332 shares at $10.92 per share (cost - $10,226,935)
  Equi-Select Series Trust Value + Growth Portfolio,
   786,205 shares at $10.88 per share (cost - $8,015,043)
  Equi-Select Series Trust Growth & Income Portfolio,
   1,326,315 shares at $11.74 per share (cost - $14,521,565)
  Warburg Pincus Trust International Equity Portfolio,
   514,093 shares at $11.40 per share (cost - $5,866,421)
                                                                  ____________
     TOTAL INVESTMENTS                                             43,361,831
                                                                  ____________
  Accrued investment income                                                --
                                                                  ____________
     TOTAL NET ASSETS                                             $43,361,831
                                                                  ============

NET ASSETS REPRESENTED BY:
  Units                                                             3,387,074
  Unit Value                                                            12.80
                                                                  ____________
  Net Assets                                                      $43,361,831
                                                                  ============

See accompanying notes.






                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                            STATEMENTS OF NET ASSETS
                               EQUI-SELECT PRODUCT
                               September 30, 1996
                                  (Unaudited)

                                                                   Advantage
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   17,528,179 shares at $1.00 per share (cost - $17,528,179)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   839,578 shares at $10.92 per share (cost - $9,147,693)
  Equi-Select Series Trust International Fixed Income Portfolio,
   611,055 shares at $11.28 per share (cost - $6,775,330)
  Equi-Select Series Trust OTC Portfolio,
   2,161,661 shares at $14.40 per share (cost - $28,351,489)
  Equi-Select Series Trust Research Portfolio,
   3,593,989 shares at $15.07 per share (cost - $47,594,819)
  Equi-Select Series Trust Total Return Portfolio,
   3,399,599 shares at $12.75 per share (cost - $40,339,732)
  Equi-Select Series Trust Advantage Portfolio,
   1,094,061 shares at $10.65 per share (cost - $11,495,521)      $11,648,631
  Equi-Select Series Trust International Stock Portfolio,
   976,332 shares at $10.92 per share (cost - $10,226,935)
  Equi-Select Series Trust Value + Growth Portfolio,
   786,205 shares at $10.88 per share (cost - $8,015,043)
  Equi-Select Series Trust Growth & Income Portfolio,
   1,326,315 shares at $11.74 per share (cost - $14,521,565)
  Warburg Pincus Trust International Equity Portfolio,
   514,093 shares at $11.40 per share (cost - $5,866,421)
                                                                  ____________
     TOTAL INVESTMENTS                                             11,648,631
                                                                  ____________
  Accrued investment income                                                --
                                                                  ____________
     TOTAL NET ASSETS                                             $11,648,631
                                                                  ============

NET ASSETS REPRESENTED BY:
  Units                                                             1,036,930
  Unit Value                                                            11.23
                                                                  ____________
  Net Assets                                                      $11,648,631
                                                                  ============

See accompanying notes.







                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                            STATEMENTS OF NET ASSETS
                               EQUI-SELECT PRODUCT
                               September 30, 1996
                                  (Unaudited)

                                                                  International
                                                                      Stock
                                                                     Account
                                                                  ______________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   17,528,179 shares at $1.00 per share (cost - $17,528,179)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   839,578 shares at $10.92 per share (cost - $9,147,693)
  Equi-Select Series Trust International Fixed Income Portfolio,
   611,055 shares at $11.28 per share (cost - $6,775,330)
  Equi-Select Series Trust OTC Portfolio,
   2,161,661 shares at $14.40 per share (cost - $28,351,489)
  Equi-Select Series Trust Research Portfolio,
   3,593,989 shares at $15.07 per share (cost - $47,594,819)
  Equi-Select Series Trust Total Return Portfolio,
   3,399,599 shares at $12.75 per share (cost - $40,339,732)
  Equi-Select Series Trust Advantage Portfolio,
   1,094,061 shares at $10.65 per share (cost - $11,495,521)
  Equi-Select Series Trust International Stock Portfolio,
   976,332 shares at $10.92 per share (cost - $10,226,935)          $10,662,008
  Equi-Select Series Trust Value + Growth Portfolio,
   786,205 shares at $10.88 per share (cost - $8,015,043)
  Equi-Select Series Trust Growth & Income Portfolio,
   1,326,315 shares at $11.74 per share (cost - $14,521,565)
  Warburg Pincus Trust International Equity Portfolio,
   514,093 shares at $11.40 per share (cost - $5,866,421)
                                                                  ______________
     TOTAL INVESTMENTS                                               10,662,008
                                                                  ______________
  Accrued investment income                                                  --
                                                                  ______________
     TOTAL NET ASSETS                                               $10,662,008
                                                                  ==============

NET ASSETS REPRESENTED BY:
  Units                                                                 939,185
  Unit Value                                                              11.35
                                                                  ______________
  Net Assets                                                        $10,662,008
                                                                  ==============

See accompanying notes.






                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                            STATEMENTS OF NET ASSETS
                               EQUI-SELECT PRODUCT
                               September 30, 1996
                                  (Unaudited)

                                                                     Value +
                                                                      Growth
                                                                     Account
                                                                  ______________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   17,528,179 shares at $1.00 per share (cost - $17,528,179)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   839,578 shares at $10.92 per share (cost - $9,147,693)
  Equi-Select Series Trust International Fixed Income Portfolio,
   611,055 shares at $11.28 per share (cost - $6,775,330)
  Equi-Select Series Trust OTC Portfolio,
   2,161,661 shares at $14.40 per share (cost - $28,351,489)
  Equi-Select Series Trust Research Portfolio,
   3,593,989 shares at $15.07 per share (cost - $47,594,819)
  Equi-Select Series Trust Total Return Portfolio,
   3,399,599 shares at $12.75 per share (cost - $40,339,732)
  Equi-Select Series Trust Advantage Portfolio,
   1,094,061 shares at $10.65 per share (cost - $11,495,521)
  Equi-Select Series Trust International Stock Portfolio,
   976,332 shares at $10.92 per share (cost - $10,226,935)
  Equi-Select Series Trust Value + Growth Portfolio,
   786,205 shares at $10.88 per share (cost - $8,015,043)            $8,550,272
  Equi-Select Series Trust Growth & Income Portfolio,
   1,326,315 shares at $11.74 per share (cost - $14,521,565)
  Warburg Pincus Trust International Equity Portfolio,
   514,093 shares at $11.40 per share (cost - $5,866,421)
                                                                  ______________
     TOTAL INVESTMENTS                                                8,550,272
                                                                  ______________
  Accrued investment income                                                  --
                                                                  ______________
     TOTAL NET ASSETS                                                $8,550,272
                                                                  ==============

NET ASSETS REPRESENTED BY:
  Units                                                                 791,732
  Unit Value                                                              10.80
                                                                  ______________
  Net Assets                                                         $8,550,272
                                                                  ==============

See accompanying notes.






                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                            STATEMENTS OF NET ASSETS
                               EQUI-SELECT PRODUCT
                               September 30, 1996
                                  (Unaudited)

                                                                     Growth &
                                                                      Income
                                                                     Account
                                                                  ______________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   17,528,179 shares at $1.00 per share (cost - $17,528,179)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   839,578 shares at $10.92 per share (cost - $9,147,693)
  Equi-Select Series Trust International Fixed Income Portfolio,
   611,055 shares at $11.28 per share (cost - $6,775,330)
  Equi-Select Series Trust OTC Portfolio,
   2,161,661 shares at $14.40 per share (cost - $28,351,489)
  Equi-Select Series Trust Research Portfolio,
   3,593,989 shares at $15.07 per share (cost - $47,594,819)
  Equi-Select Series Trust Total Return Portfolio,
   3,399,599 shares at $12.75 per share (cost - $40,339,732)
  Equi-Select Series Trust Advantage Portfolio,
   1,094,061 shares at $10.65 per share (cost - $11,495,521)
  Equi-Select Series Trust International Stock Portfolio,
   976,332 shares at $10.92 per share (cost - $10,226,935)
  Equi-Select Series Trust Value + Growth Portfolio,
   786,205 shares at $10.88 per share (cost - $8,015,043)
  Equi-Select Series Trust Growth & Income Portfolio,
   1,326,315 shares at $11.74 per share (cost - $14,521,565)        $15,573,189
  Warburg Pincus Trust International Equity Portfolio,
   514,093 shares at $11.40 per share (cost - $5,866,421)
                                                                  ______________
     TOTAL INVESTMENTS                                               15,573,189
                                                                  ______________
  Accrued investment income                                                  --
                                                                  ______________
     TOTAL NET ASSETS                                               $15,573,189
                                                                  ==============

NET ASSETS REPRESENTED BY:
  Units                                                               1,335,656
  Unit Value                                                              11.66
                                                                  ______________
  Net Assets                                                        $15,573,189
                                                                  ==============

See accompanying notes.






                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                            STATEMENTS OF NET ASSETS
                               EQUI-SELECT PRODUCT
                               September 30, 1996
                                  (Unaudited)

                                                                    Warburg
                                                                    Pincus
                                                                 International
                                                                    Equity
                                                                    Account
                                                                 _____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   17,528,179 shares at $1.00 per share (cost - $17,528,179)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   839,578 shares at $10.92 per share (cost - $9,147,693)
  Equi-Select Series Trust International Fixed Income Portfolio,
   611,055 shares at $11.28 per share (cost - $6,775,330)
  Equi-Select Series Trust OTC Portfolio,
   2,161,661 shares at $14.40 per share (cost - $28,351,489)
  Equi-Select Series Trust Research Portfolio,
   3,593,989 shares at $15.07 per share (cost - $47,594,819)
  Equi-Select Series Trust Total Return Portfolio,
   3,399,599 shares at $12.75 per share (cost - $40,339,732)
  Equi-Select Series Trust Advantage Portfolio,
   1,094,061 shares at $10.65 per share (cost - $11,495,521)
  Equi-Select Series Trust International Stock Portfolio,
   976,332 shares at $10.92 per share (cost - $10,226,935)
  Equi-Select Series Trust Value + Growth Portfolio,
   786,205 shares at $10.88 per share (cost - $8,015,043)
  Equi-Select Series Trust Growth & Income Portfolio,
   1,326,315 shares at $11.74 per share (cost - $14,521,565)
  Warburg Pincus Trust International Equity Portfolio,
   514,093 shares at $11.40 per share (cost - $5,866,421)          $5,860,655
                                                                 _____________
     TOTAL INVESTMENTS                                              5,860,655
                                                                 _____________
  Accrued investment income                                                --
                                                                 _____________
     TOTAL NET ASSETS                                              $5,860,655
                                                                 =============

NET ASSETS REPRESENTED BY:
  Units                                                               583,902
  Unit Value                                                            10.04
                                                                 _____________
  Net Assets                                                       $5,860,655
                                                                 =============

See accompanying notes.




                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                            STATEMENTS OF OPERATIONS
                               EQUI-SELECT PRODUCT
                For the period January 1, 1996 or April 1, 1996*
                           through September 30, 1996
                                  (Unaudited)

                                                               Mortgage-
                                               Money             Backed
                                               Market          Securities
                                              Account           Account
                                          ________________  ________________
INVESTMENT INCOME
 Income:
  Dividends                                      $377,972                --
  Capital gains distributions                          --              $161

 Expenses (Note 2):
  Annual contract charges                          (1,752)           (2,041)
  Transfer charges                                   (125)              (26)
  Administrative charges                          (12,108)          (10,233)
  Mortality and expense
   risk charges                                  (100,551)          (67,307)
                                          ________________  ________________
  Net investment income (loss)                    263,436           (79,446)

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTE 4)
 Net realized gain (loss) on
  investments                                          --             4,283
 Net unrealized appreciation
  (depreciation) of
  investments                                          --           101,351
                                          ________________  ________________
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS                 $263,436           $26,188
                                          ================  ================

*Commencement of operations

See accompanying notes.















                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                            STATEMENTS OF OPERATIONS
                               EQUI-SELECT PRODUCT
                For the period January 1, 1996 or April 1, 1996*
                           through September 30, 1996
                                  (Unaudited)

                                International
                                    Fixed
                                    Income           OTC           Research
                                   Account         Account         Account
                                ______________  ______________  ______________
INVESTMENT INCOME
 Income:
  Dividends                           $11,881              --              --
  Capital gains distributions          14,042         $90,877        $117,838

 Expenses (Note 2):
  Annual contract charges              (2,092)         (8,169)        (11,684)
  Transfer charges                        (49)             --             (25)
  Administrative charges               (5,820)        (20,637)        (36,594)
  Mortality and expense
   risk charges                       (48,315)       (171,396)       (303,908)
                                ______________  ______________  ______________
  Net investment income (loss)        (30,353)       (109,325)       (234,373)

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTE 4)
 Net realized gain (loss) on
  investments                          39,351          53,132          23,123
 Net unrealized appreciation
  (depreciation) of
  investments                          82,322       2,743,646       5,047,619
                                ______________  ______________  ______________
NET INCREASE (DECREASE)IN NET
ASSETS RESULTING FROM OPERATIONS      $91,320      $2,687,453      $4,836,369
                                ==============  ==============  ==============

*Commencement of operations

See accompanying notes.















                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                            STATEMENTS OF OPERATIONS
                               EQUI-SELECT PRODUCT
                For the period January 1, 1996 or April 1, 1996*
                           through September 30, 1996
                                  (Unaudited)

                                    Total                       International
                                    Return        Advantage         Stock
                                   Account         Account         Account
                                ______________  ______________  ______________
INVESTMENT INCOME
 Income:
  Dividends                                --              --         $27,511
  Capital gains distributions         $67,387              --          66,905

 Expenses (Note 2):
  Annual contract charges             (12,754)        ($1,616)         (4,804)
  Transfer charges                        (50)            (43)            (25)
  Administrative charges              (31,771)         (7,794)        (10,084)
  Mortality and expense
   risk charges                      (263,826)        (64,735)        (83,705)
                                ______________  ______________  ______________
  Net investment income (loss)       (241,014)        (74,188)         (4,202)

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTE 4)
 Net realized gain (loss) on
  investments                          64,766          48,106         102,033
 Net unrealized appreciation
  (depreciation) of
  investments                       1,990,326         253,443         356,777
                                ______________  ______________  ______________
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS   $1,814,078        $227,361        $454,608
                                ==============  ==============  ==============

*Commencement of operations

See accompanying notes.
















                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                            STATEMENTS OF OPERATIONS
                               EQUI-SELECT PRODUCT
                For the period January 1, 1996 or April 1, 1996*
                           through September 30, 1996
                                  (Unaudited)

                                                                   Warburg
                                   Value +        Growth &         Pincus
                                    Growth         Income       International
                                   Account*       Account*     Equity Account*
                                ______________ ______________  _______________
INVESTMENT INCOME
 Income:
  Dividends                                --             --               --
  Capital gains distributions              --             --               --

 Expenses (Note 2):
  Annual contract charges               ($223)         ($237)           ($127)
  Transfer charges                        (25)            --               --
  Administrative charges               (2,441)        (4,236)          (1,790)
  Mortality and expense
   risk charges                       (20,326)       (35,269)         (14,898)
                                ______________ ______________  _______________
  Net investment income (loss)        (23,015)       (39,742)         (16,815)

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTE 4)
 Net realized gain (loss) on
  investments                           2,648          2,312           (5,152)
 Net unrealized appreciation
  (depreciation) of
  investments                         535,229      1,051,624           (5,766)
                                ______________ ______________  _______________
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS     $514,862     $1,014,194         ($27,733)
                                ============== ==============  ===============

*Commencement of operations

See accompanying notes.















                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
                               EQUI-SELECT PRODUCT
                     For the year ended December 31, 1995
and for the period January 1, 1996 or April 1, 1996* through September 30, 1996
                                  (Unaudited)

                                                                   Money Market
                                                                     Account
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                        $345,499

INCREASE IN NET ASSETS
 Operations:
  Net investment income                                                 125,935
  Net realized gain on investments                                           --
  Net unrealized appreciation (depreciation) of investments                  --
                                                                  ______________
  Net increase in net assets resulting from operations                  125,935

 Changes from principal transactions:
  Purchase payments                                                  30,141,356
  Contract distributions and terminations                               (18,210)
  Transfer payments from (to) other Accounts and Funds and
   Fixed Account                                                    (24,862,359)
                                                                  ______________
  Increase in net assets derived from principal transactions          5,260,787
                                                                  ______________
  Total increase                                                      5,386,722
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                       5,732,221

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                          263,436
  Net realized gain (loss) on investments                                    --
  Net unrealized appreciation (depreciation) of investments                  --
                                                                  ______________
  Net increase (decrease) in net assets resulting from operations       263,436

 Changes from principal transactions:
  Purchase payments                                                  65,426,132
  Contract distributions and terminations                              (267,091)
  Transfer payments from (to) other Accounts and Funds and
   Fixed Account                                                    (53,562,725)
                                                                  ______________
  Increase in net assets derived from principal transactions         11,596,316
                                                                  ______________
  Total increase                                                     11,859,752
                                                                  ______________
NET ASSETS AT SEPTEMBER 30, 1996                                    $17,591,973
                                                                  ==============

* Commencement of operations

See accompanying notes.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
                               EQUI-SELECT PRODUCT
                     For the year ended December 31, 1995
and for the period January 1, 1996 or April 1, 1996* through September 30, 1996
                                  (Unaudited)

                                                                 Mortgage-Backed
                                                                   Securities
                                                                     Account
                                                                 _______________
NET ASSETS AT DECEMBER 31, 1994                                         $28,822

INCREASE IN NET ASSETS
 Operations:
  Net investment income                                                 216,981
  Net realized gain on investments                                          994
  Net unrealized appreciation (depreciation) of investments             (77,915)
                                                                 _______________
  Net increase in net assets resulting from operations                  140,060

 Changes from principal transactions:
  Purchase payments                                                   1,764,376
  Contract distributions and terminations                                (7,691)
  Transfer payments from (to) other Accounts and Funds and
   Fixed Account                                                      2,413,953
                                                                 _______________
  Increase in net assets derived from principal transactions          4,170,638
                                                                 _______________
  Total increase                                                      4,310,698
                                                                 _______________
NET ASSETS AT DECEMBER 31, 1995                                       4,339,520

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                          (79,446)
  Net realized gain (loss) on investments                                 4,283
  Net unrealized appreciation (depreciation) of investments             101,351
                                                                 _______________
  Net increase (decrease) in net assets resulting from operations        26,188

 Changes from principal transactions:
  Purchase payments                                                   2,877,564
  Contract distributions and terminations                              (192,720)
  Transfer payments from (to) other Accounts and Funds and
   Fixed Account                                                      2,120,249
                                                                 _______________
  Increase in net assets derived from principal transactions          4,805,093
                                                                 _______________
  Total increase                                                      4,831,281
                                                                 _______________
NET ASSETS AT SEPTEMBER 30, 1996                                     $9,170,801
                                                                 ===============

* Commencement of operations

See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
                               EQUI-SELECT PRODUCT
                     For the year ended December 31, 1995
and for the period January 1, 1996 or April 1, 1996* through September 30, 1996
                                  (Unaudited)

                                                                  International
                                                                   Fixed Income
                                                                     Account
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                         $51,288

INCREASE IN NET ASSETS
 Operations:
  Net investment income                                                 149,959
  Net realized gain on investments                                        4,271
  Net unrealized appreciation (depreciation) of investments              34,190
                                                                  ______________
  Net increase in net assets resulting from operations                  188,420

 Changes from principal transactions:
  Purchase payments                                                   1,703,537
  Contract distributions and terminations                                (6,355)
  Transfer payments from (to) other Accounts and Funds and
   Fixed Account                                                      1,662,677
                                                                  ______________
  Increase in net assets derived from principal transactions          3,359,859
                                                                  ______________
  Total increase                                                      3,548,279
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                       3,599,567

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                          (30,353)
  Net realized gain (loss) on investments                                39,351
  Net unrealized appreciation (depreciation) of investments              82,322
                                                                  ______________
  Net increase (decrease) in net assets resulting from operations        91,320

 Changes from principal transactions:
  Purchase payments                                                   1,843,148
  Contract distributions and terminations                              (122,502)
  Transfer payments from (to) other Accounts and Funds and
   Fixed Account                                                      1,480,017
                                                                  ______________
  Increase in net assets derived from principal transactions          3,200,663
                                                                  ______________
  Total increase                                                      3,291,983
                                                                  ______________
NET ASSETS AT SEPTEMBER 30, 1996                                     $6,891,550
                                                                  ==============

* Commencement of operations

See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
                               EQUI-SELECT PRODUCT
                     For the year ended December 31, 1995
and for the period January 1, 1996 or April 1, 1996* through September 30, 1996
                                  (Unaudited)

                                                                       OTC
                                                                     Account
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                        $660,106

INCREASE IN NET ASSETS
 Operations:
  Net investment income                                                 933,058
  Net realized gain on investments                                       36,066
  Net unrealized appreciation (depreciation) of investments              20,313
                                                                  ______________
  Net increase in net assets resulting from operations                  989,437

 Changes from principal transactions:
  Purchase payments                                                   4,028,128
  Contract distributions and terminations                               (33,765)
  Transfer payments from (to) other Accounts and Funds and
   Fixed Account                                                      4,392,791
                                                                  ______________
  Increase in net assets derived from principal transactions          8,387,154
                                                                  ______________
  Total increase                                                      9,376,591
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                      10,036,697

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                         (109,325)
  Net realized gain (loss) on investments                                53,132
  Net unrealized appreciation (depreciation) of investments           2,743,646
                                                                  ______________
  Net increase (decrease) in net assets resulting from operations     2,687,453

 Changes from principal transactions:
  Purchase payments                                                  11,017,759
  Contract distributions and terminations                              (450,268)
  Transfer payments from (to) other Accounts and Funds and
   Fixed Account                                                      7,831,033
                                                                  ______________
  Increase in net assets derived from principal transactions         18,398,524
                                                                  ______________
  Total increase                                                     21,085,977
                                                                  ______________
NET ASSETS AT SEPTEMBER 30, 1996                                    $31,122,674
                                                                  ==============

* Commencement of operations

See accompanying notes.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
                               EQUI-SELECT PRODUCT
                     For the year ended December 31, 1995
and for the period January 1, 1996 or April 1, 1996* through September 30, 1996
                                  (Unaudited)

                                                                     Research
                                                                     Account
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                        $672,603

INCREASE IN NET ASSETS
 Operations:
  Net investment income                                                 190,119
  Net realized gain on investments                                       19,662
  Net unrealized appreciation (depreciation) of investments           1,548,017
                                                                  ______________
  Net increase in net assets resulting from operations                1,757,798

 Changes from principal transactions:
  Purchase payments                                                   8,333,228
  Contract distributions and terminations                               (32,130)
  Transfer payments from (to) other Accounts and Funds and
   Fixed Account                                                      5,715,449
                                                                  ______________
  Increase in net assets derived from principal transactions         14,016,547
                                                                  ______________
  Total increase                                                     15,774,345
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                      16,446,948

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                         (234,373)
  Net realized gain (loss) on investments                                23,123
  Net unrealized appreciation (depreciation) of investments           5,047,619
                                                                  ______________
  Net increase (decrease) in net assets resulting from operations     4,836,369

 Changes from principal transactions:
  Purchase payments                                                  20,230,089
  Contract distributions and terminations                              (667,401)
  Transfer payments from (to) other Accounts and Funds and
   Fixed Account                                                     13,324,325
                                                                  ______________
  Increase in net assets derived from principal transactions         32,887,013
                                                                  ______________
  Total increase                                                     37,723,382
                                                                  ______________
NET ASSETS AT SEPTEMBER 30, 1996                                    $54,170,330
                                                                  ==============

* Commencement of operations

See accompanying notes.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
                               EQUI-SELECT PRODUCT
                     For the year ended December 31, 1995
and for the period January 1, 1996 or April 1, 1996* through September 30, 1996
                                  (Unaudited)

                                                                   Total Return
                                                                     Account
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                        $324,925

INCREASE IN NET ASSETS
 Operations:
  Net investment income                                                 246,476
  Net realized gain on investments                                        6,083
  Net unrealized appreciation (depreciation) of investments           1,034,214
                                                                  ______________
  Net increase in net assets resulting from operations                1,286,773

 Changes from principal transactions:
  Purchase payments                                                   7,285,539
  Contract distributions and terminations                               (72,501)
  Transfer payments from (to) other Accounts and Funds and
   Fixed Account                                                      6,997,106
                                                                  ______________
  Increase in net assets derived from principal transactions         14,210,144
                                                                  ______________
  Total increase                                                     15,496,917
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                      15,821,842

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                         (241,014)
  Net realized gain (loss) on investments                                64,766
  Net unrealized appreciation (depreciation) of investments           1,990,326
                                                                  ______________
  Net increase (decrease) in net assets resulting from operations     1,814,078

 Changes from principal transactions:
  Purchase payments                                                  14,967,889
  Contract distributions and terminations                              (796,216)
  Transfer payments from (to) other Accounts and Funds and
   Fixed Account                                                     11,554,238
                                                                  ______________
  Increase in net assets derived from principal transactions         25,725,911
                                                                  ______________
  Total increase                                                     27,539,989
                                                                  ______________
NET ASSETS AT SEPTEMBER 30, 1996                                    $43,361,831
                                                                  ==============

* Commencement of operations

See accompanying notes.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
                               EQUI-SELECT PRODUCT
                     For the year ended December 31, 1995
and for the period January 1, 1996 or April 1, 1996* through September 30, 1996
                                  (Unaudited)

                                                                    Advantage
                                                                     Account
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                        $459,024

INCREASE IN NET ASSETS
 Operations:
  Net investment income                                                 219,723
  Net realized gain on investments                                       15,065
  Net unrealized appreciation (depreciation) of investments             (96,273)
                                                                  ______________
  Net increase in net assets resulting from operations                  138,515

 Changes from principal transactions:
  Purchase payments                                                   1,956,116
  Contract distributions and terminations                               (15,339)
  Transfer payments from (to) other Accounts and Funds and
   Fixed Account                                                      1,205,921
                                                                  ______________
  Increase in net assets derived from principal transactions          3,146,698
                                                                  ______________
  Total increase                                                      3,285,213
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                       3,744,237

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                          (74,188)
  Net realized gain (loss) on investments                                48,106
  Net unrealized appreciation (depreciation) of investments             253,443
                                                                  ______________
  Net increase (decrease) in net assets resulting from operations       227,361

 Changes from principal transactions:
  Purchase payments                                                   5,459,203
  Contract distributions and terminations                              (222,008)
  Transfer payments from (to) other Accounts and Funds and
   Fixed Account                                                      2,439,838
                                                                  ______________
  Increase in net assets derived from principal transactions          7,677,033
                                                                  ______________
  Total increase                                                      7,904,394
                                                                  ______________
NET ASSETS AT SEPTEMBER 30, 1996                                    $11,648,631
                                                                  ==============

* Commencement of operations

See accompanying notes.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
                               EQUI-SELECT PRODUCT
                     For the year ended December 31, 1995
and for the period January 1, 1996 or April 1, 1996* through September 30, 1996
                                  (Unaudited)

                                                                  International
                                                                  Stock Account
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                        $233,470

INCREASE IN NET ASSETS
 Operations:
  Net investment income                                                 190,096
  Net realized gain on investments                                        9,684
  Net unrealized appreciation (depreciation) of investments              79,172
                                                                  ______________
  Net increase in net assets resulting from operations                  278,952

 Changes from principal transactions:
  Purchase payments                                                   2,770,444
  Contract distributions and terminations                               (57,092)
  Transfer payments from (to) other Accounts and Funds and
   Fixed Account                                                      2,492,996
                                                                  ______________
  Increase in net assets derived from principal transactions          5,206,348
                                                                  ______________
  Total increase                                                      5,485,300
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                       5,718,770

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                           (4,202)
  Net realized gain (loss) on investments                               102,033
  Net unrealized appreciation (depreciation) of investments             356,777
                                                                  ______________
  Net increase (decrease) in net assets resulting from operations       454,608

 Changes from principal transactions:
  Purchase payments                                                   2,517,341
  Contract distributions and terminations                              (223,548)
  Transfer payments from (to) other Accounts and Funds and
   Fixed Account                                                      2,194,837
                                                                  ______________
  Increase in net assets derived from principal transactions          4,488,630
                                                                  ______________
  Total increase                                                      4,943,238
                                                                  ______________
NET ASSETS AT SEPTEMBER 30, 1996                                    $10,662,008
                                                                  ==============

* Commencement of operations

See accompanying notes.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
                               EQUI-SELECT PRODUCT
                     For the year ended December 31, 1995
and for the period January 1, 1996 or April 1, 1996* through September 30, 1996
                                  (Unaudited)

                                                                  Value + Growth
                                                                     Account*
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                              --

INCREASE IN NET ASSETS
 Operations:
  Net investment income                                                      --
  Net realized gain on investments                                           --
  Net unrealized appreciation (depreciation) of investments                  --
                                                                  ______________
  Net increase in net assets resulting from operations                       --

 Changes from principal transactions:
  Purchase payments                                                          --
  Contract distributions and terminations                                    --
  Transfer payments from (to) other Accounts and Funds and
   Fixed Account                                                             --
                                                                  ______________
  Increase in net assets derived from principal transactions                 --
                                                                  ______________
  Total increase                                                             --
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                              --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                         ($23,015)
  Net realized gain (loss) on investments                                 2,648
  Net unrealized appreciation (depreciation) of investments             535,229
                                                                  ______________
  Net increase (decrease) in net assets resulting from operations       514,862

 Changes from principal transactions:
  Purchase payments                                                   3,415,008
  Contract distributions and terminations                               (35,239)
  Transfer payments from (to) other Accounts and Funds and
   Fixed Account                                                      4,655,641
                                                                  ______________
  Increase in net assets derived from principal transactions          8,035,410
                                                                  ______________
  Total increase                                                      8,550,272
                                                                  ______________
NET ASSETS AT SEPTEMBER 30, 1996                                     $8,550,272
                                                                  ==============

* Commencement of operations

See accompanying notes.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
                               EQUI-SELECT PRODUCT
                     For the year ended December 31, 1995
and for the period January 1, 1996 or April 1, 1996* through September 30, 1996
                                  (Unaudited)

                                                                    Growth &
                                                                 Income Account*
                                                                 _______________
NET ASSETS AT DECEMBER 31, 1994                                              --

INCREASE IN NET ASSETS
 Operations:
  Net investment income                                                      --
  Net realized gain on investments                                           --
  Net unrealized appreciation (depreciation) of investments                  --
                                                                 _______________
  Net increase in net assets resulting from operations                       --

 Changes from principal transactions:
  Purchase payments                                                          --
  Contract distributions and terminations                                    --
  Transfer payments from (to) other Accounts and Funds and
   Fixed Account                                                             --
                                                                 _______________
  Increase in net assets derived from principal transactions                 --
                                                                 _______________
  Total increase                                                             --
                                                                 _______________
NET ASSETS AT DECEMBER 31, 1995                                              --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                         ($39,742)
  Net realized gain (loss) on investments                                 2,312
  Net unrealized appreciation (depreciation) of investments           1,051,624
                                                                 _______________
  Net increase (decrease) in net assets resulting from operations     1,014,194

 Changes from principal transactions:
  Purchase payments                                                   6,838,488
  Contract distributions and terminations                               (63,745)
  Transfer payments from (to) other Accounts and Funds and
   Fixed Account                                                      7,784,252
                                                                 _______________
  Increase in net assets derived from principal transactions         14,558,995
                                                                 _______________
  Total increase                                                     15,573,189
                                                                 _______________
NET ASSETS AT SEPTEMBER 30, 1996                                    $15,573,189
                                                                 ===============

* Commencement of operations

See accompanying notes.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
                               EQUI-SELECT PRODUCT
                     For the year ended December 31, 1995
and for the period January 1, 1996 or April 1, 1996* through September 30, 1996
                                  (Unaudited)

                                                                 Warburg Pincus
                                                                  International
                                                                 Equity Account*
                                                                 _______________
NET ASSETS AT DECEMBER 31, 1994                                              --

INCREASE IN NET ASSETS
 Operations:
  Net investment income                                                      --
  Net realized gain on investments                                           --
  Net unrealized appreciation (depreciation) of investments                  --
                                                                 _______________
  Net increase in net assets resulting from operations                       --

 Changes from principal transactions:
  Purchase payments                                                          --
  Contract distributions and terminations                                    --
  Transfer payments from (to) other Accounts and Funds and
   Fixed Account                                                             --
                                                                 _______________
  Increase in net assets derived from principal transactions                 --
                                                                 _______________
  Total increase                                                             --
                                                                 _______________
NET ASSETS AT DECEMBER 31, 1995                                              --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                         ($16,815)
  Net realized gain (loss) on investments                                (5,152)
  Net unrealized appreciation (depreciation) of investments              (5,766)
                                                                 _______________
  Net increase (decrease) in net assets resulting from operations       (27,733)

 Changes from principal transactions:
  Purchase payments                                                   2,779,434
  Contract distributions and terminations                               (32,395)
  Transfer payments from (to) other Accounts and Funds and
   Fixed Account                                                      3,141,349
                                                                 _______________
  Increase in net assets derived from principal transactions          5,888,388
                                                                 _______________
  Total increase                                                      5,860,655
                                                                 _______________
NET ASSETS AT SEPTEMBER 30, 1996                                     $5,860,655
                                                                 ===============

* Commencement of operations

See accompanying notes.
                EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                           SEPARATE ACCOUNT A
                      NOTES TO FINANCIAL STATEMENTS
                           EQUI-SELECT PRODUCT
                           September 30, 1996
                              (Unaudited)

NOTE 1 -  INVESTMENT AND ACCOUNTING POLICIES
Equitable Life Insurance Company of Iowa Separate Account A was organized by Equitable Life Insurance Company of Iowa (the "Company") in accordance with the provisions of Iowa Insurance laws and is a part of the total operations of the Company. The assets and liabilities of the Equitable Life Insurance Company of Iowa Separate Account A are clearly identified and distinguished from the other assets and liabilities of the Company. Equitable Life Insurance Company of Iowa Separate Account A commenced operations on October 7, 1994 with the initial sale of contract units to contract owners. Investments are stated at the closing net asset values per share on September 30, 1996.

Equitable Life Insurance Company of Iowa Separate Account A is a unit investment trust, registered with Securities and Exchange Commission under the Investment Company Act of 1940, as amended, and consists of sixteen investment accounts, ten of which (the Money Market, Mortgage-Backed Securities, International Fixed Income, OTC, Research, Total Return, Advantage, International Stock, Value + Growth and Growth & Income) are invested in specified portfolios of the Equi-Select Series Trust, an open-end series management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as directed by eligible contract owners. Activity in these ten investment accounts is available to contract owners of the Equi-Select Variable Annuity product. The Value + Growth and Growth & Income accounts commenced operations on April 1, 1996.

The Warburg Pincus Trust International Equity Account, which invests in the International Equity Portfolio of the Warburg Pincus Trust, commenced operations on April 1, 1996 and is also available to contract owners of the Equi-Select Variable Annuity Product.

The remaining five investment accounts are invested in specified portfolios of the Travelers Series Fund Inc. These five investment accounts and the Research, OTC and Total Return Accounts, which invest in the Equi-Select Series Trust, are available to contract owners of the PrimElite Variable Annuity product.

On May 16, 1996, the Government Securities and Short-Term Bond Accounts were closed. Effective October 14, 1996, contract owners could no longer purchase or transfer funds to the International Stock Account invested in the Equi-Select Series Trust International Stock portfolio.

The financial statements included herein present only those investment accounts available to contract owners of the Equi-Select Variable Annuity product. The financial statements of the remaining investment accounts and the Research, OTC and Total Return Accounts available to contract owners of the PrimElite Variable Annuity product are presented separately.

Effective January 1, 1996, the Company changed the method of reporting realized gains and losses. For the nine months ended September 30, 1996, realized gains and losses are determined on the basis of specific identification. For the year ended December 31, 1995, the average cost
NOTE 1 - INVESTMENT AND ACCOUNTING POLICIES (continued)
method was used to determine realized gains and losses. Dividends are taken into income on an accrual basis as of the ex-dividend date.

NOTE 2 -  EXPENSES
The Company is compensated for mortality and expense risks and administrative costs by a charge equivalent to an annual rate of 1.25% and 0.15%, respectively, of the total net assets of each Account. These charges amounted to $1,174,236 and $143,508, respectively, for the period ended September 30, 1996 ($348,739 and $42,078, respectively, for the period ended December 31, 1995).

An annual contract charge of $30 is deducted on each contract anniversary prior to the maturity date, upon full withdrawal of a contract's value or upon commencement of annuity payments if such withdrawal is made or annuity payments commence on a date other than the contract anniversary. For the period ended September 30, 1996, annual contract charges amounted to $45,499, and for the year ended December 31, 1995, these charges amounted to $2,806.

A transfer charge computed as the lesser of 2% of the contract value transferred or $25 will be imposed on each transfer between Accounts in excess of twelve in any one calendar year. Through September 30, 1996, transfer charges amounted to $368. No transfer charges were assessed in 1995. A withdrawal charge may be imposed in the event of withdrawal of any portion of the contract value or upon annuitization. The withdrawal charge is 8% of the amount withdrawn prior to the first anniversary of the purchase payment and reduces by 1% at each subsequent purchase payment anniversary.

NOTE 3 - FEDERAL INCOME TAXES
Operations of the Equitable Life Insurance Company of Iowa Separate Account A form a part of the operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to operations of Equitable Life Insurance Company of Iowa Separate Account A.
























NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments were as follows:

                            Period From January 1, 1996
                            or Commencement of
                            Operations to               Year Ended
                            September 30, 1996         December 31, 1995
                            _________________________  _________________________
                             Purchases      Sales       Purchases      Sales
                            ____________ ____________  ____________ ____________
Money Market Portfolio      $31,198,377  $19,378,892   $18,116,828  $12,751,952
Mortgage-Backed Securities
 Portfolio                    6,303,905    1,343,272     4,186,979       33,921
International Fixed
 Income Portfolio             3,801,989      471,268     3,461,113      111,334
OTC Portfolio                19,595,681      312,379     8,736,489      410,391
Research Portfolio           33,012,383       85,488    14,168,762      230,594
Total Return Portfolio       26,135,429      321,090    14,267,685      137,651
Advantage Portfolio           9,457,369    1,609,502     3,718,744      592,976
International Stock
 Portfolio                    5,460,008      747,804     5,388,124      218,038
Value + Growth Portfolio      8,203,855      194,460            --           --
Growth & Income Portfolio    14,562,041       42,788            --           --
Warburg Pincus Trust
 International Equity
 Portfolio                    6,090,560      218,987            --           --

NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS
Transactions in units were as follows:

                            Period From January 1, 1996
                            or Commencement of
                            Operations to               Year Ended
                            September 30, 1996         December 31, 1995
                            _________________________  _________________________
                             Purchases      Sales       Purchases      Sales
                            ____________ ____________  ____________ ____________
Money Market Account          6,398,468    5,304,028     2,969,444    2,454,999
Mortgage-Backed Securities
 Account                        631,156      205,778       380,372        3,227
International Fixed
 Income Account                 362,906       84,136       309,796        3,205
OTC Account                   1,355,707      121,182       705,565        9,749
Research Account              2,442,852      135,627     1,196,506        9,931
Total Return Account          2,241,658      167,149     1,315,204       35,745
Advantage Account               936,193      244,038       359,214       59,955
International Stock
 Account                        521,366      123,751       535,682       17,774
Value + Growth Account          825,207       33,475            --           --
Growth & Income Account       1,356,809       21,153            --           --
Warburg Pincus Trust
 International Equity
 Account                        613,430       29,528            --           --

NOTE 6 - NET ASSETS

   Net assets at September 30, 1996 consisted of the following:

                                          Mortgage-   International
                              Money        Backed        Fixed
                              Market     Securities      Income         OTC
                             Account       Account      Account       Account
                           ____________ _____________ ____________ _____________
Unit transactions          $17,521,015    $9,012,625   $6,656,872   $27,539,968
Accumulated net investment
 income (loss)                  70,958       135,069      118,458       811,520
Net unrealized appreciation
 (depreciation) of
 investments                        --        23,107      116,220     2,771,186
                           ____________ _____________ ____________ _____________
                           $17,591,973    $9,170,801   $6,891,550   $31,122,674
                           ============ ============= ============ =============

                                            Total                  International
                             Research      Return      Advantage       Stock
                             Account       Account      Account       Account
                           ____________ _____________ ____________ _____________
Unit transactions          $47,633,662   $40,331,771  $11,347,968   $10,042,810
Accumulated net investment
 income (loss)                 (38,844)        7,961      147,553       184,126
Net unrealized appreciation
 (depreciation) of
 investments                 6,575,512     3,022,099      153,110       435,072
                           ____________ _____________ ____________ _____________
                           $54,170,330   $43,361,831  $11,648,631   $10,662,008
                           ============ ============= ============ =============

                                                        Warburg
                             Value +      Growth &       Pincus
                              Growth       Income     International
                             Account       Account    Equity Account
                           ____________ _____________ ____________
Unit transactions           $8,038,058   $14,561,307   $5,883,236
Accumulated net
 investment income (loss)      (23,015)      (39,742)     (16,815)
Net unrealized appreciation
 (depreciation) of
 investments                   535,229     1,051,624       (5,766)
                           ____________ _____________ ____________
                            $8,550,272   $15,573,189   $5,860,655
                           ============ ============= ============



NOTE 7 - LEGAL PROCEEDINGS

Equitable Life Insurance Company and other affiliates are defendants in certain legal proceedings. These legal proceedings are not likely to have a material adverse effect on Equitable Life Insurance Separate Account A or upon the ability of Equitable Life Insurance Company of Iowa to meet its obligations under the variable annuity contracts.





















































                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                            STATEMENTS OF NET ASSETS
                               PRIMELITE PRODUCT
                               September 30, 1996
                                  (Unaudited)

                                                                    Research
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust
   Research Portfolio,
   3,593,989 shares at $15.07 per share (cost - $47,594,819)      $54,170,330
  Equi-Select Series Trust
   OTC Portfolio,
   2,161,661 shares at $14.40 per share (cost - $28,351,489)
  Equi-Select Series Trust
   Total Return Portfolio,
   3,399,599 shares at $12.75 per share (cost - $40,339,732)
  Travelers Series Fund Inc.
   Smith Barney International Equity Portfolio,
   653,413 shares at $12.26 per share (cost - $7,476,552)
  Travelers Series Fund Inc.
   Smith Barney Income and Growth Portfolio,
   1,098,039 shares at $14.47 per share (cost - $14,625,668)
  Travelers Series Fund Inc.
   Smith Barney High Income Portfolio,
   471,220 shares at $12.04 per share (cost - $5,409,655)
  Travelers Series Fund Inc.
   Smith Barney Money Market Portfolio,
   3,160,807 shares at $1.00 per share (cost - $3,160,807)
  Smith Barney Series Fund
   Appreciation Portfolio,
   193,928 shares at $16.16 per share (cost - $2,987,605)
                                                                  ____________
     TOTAL INVESTMENTS                                             54,170,330

 Accrued investment income                                                 --
                                                                  ____________
TOTAL NET ASSETS                                                  $54,170,330
                                                                  ============

NET ASSETS REPRESENTED BY:
  Units                                                             3,562,977
  Unit Value                                                            15.20
                                                                  ____________
  Net Assets                                                      $54,170,330
                                                                  ============

See accompanying notes.





                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                            STATEMENTS OF NET ASSETS
                               PRIMELITE PRODUCT
                               September 30, 1996
                                  (Unaudited)

                                                                       OTC
                                                                     Account
                                                                  ______________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust
   Research Portfolio,
   3,593,989 shares at $15.07 per share (cost - $47,594,819)
  Equi-Select Series Trust
   OTC Portfolio,
   2,161,661 shares at $14.40 per share (cost - $28,351,489)        $31,122,674
  Equi-Select Series Trust
   Total Return Portfolio,
   3,399,599 shares at $12.75 per share (cost - $40,339,732)
  Travelers Series Fund Inc.
   Smith Barney International Equity Portfolio,
   653,413 shares at $12.26 per share (cost - $7,476,552)
  Travelers Series Fund Inc.
   Smith Barney Income and Growth Portfolio,
   1,098,039 shares at $14.47 per share (cost - $14,625,668)
  Travelers Series Fund Inc.
   Smith Barney High Income Portfolio,
   471,220 shares at $12.04 per share (cost - $5,409,655)
  Travelers Series Fund Inc.
   Smith Barney Money Market Portfolio,
   3,160,807 shares at $1.00 per share (cost - $3,160,807)
  Smith Barney Series Fund
   Appreciation Portfolio,
   193,928 shares at $16.16 per share (cost - $2,987,605)
                                                                  ______________
     TOTAL INVESTMENTS                                               31,122,674

 Accrued investment income                                                   --
                                                                  ______________
TOTAL NET ASSETS                                                    $31,122,674
                                                                  ==============

NET ASSETS REPRESENTED BY:
  Units                                                               1,994,122
  Unit Value                                                              15.61
                                                                  ______________
  Net Assets                                                        $31,122,674
                                                                  ==============

See accompanying  notes





                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                            STATEMENTS OF NET ASSETS
                               PRIMELITE PRODUCT
                               September 30, 1996
                                  (Unaudited)

                                                                      Total
                                                                      Return
                                                                     Account
                                                                  ______________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust
   Research Portfolio,
   3,593,989 shares at $15.07 per share (cost - $47,594,819)
  Equi-Select Series Trust
   OTC Portfolio,
   2,161,661 shares at $14.40 per share (cost - $28,351,489)
  Equi-Select Series Trust
   Total Return Portfolio,
   3,399,599 shares at $12.75 per share (cost - $40,339,732)        $43,361,831
  Travelers Series Fund Inc.
   Smith Barney International Equity Portfolio,
   653,413 shares at $12.26 per share (cost - $7,476,552)
  Travelers Series Fund Inc.
   Smith Barney Income and Growth Portfolio,
   1,098,039 shares at $14.47 per share (cost - $14,625,668)
  Travelers Series Fund Inc.
   Smith Barney High Income Portfolio,
   471,220 shares at $12.04 per share (cost - $5,409,655)
  Travelers Series Fund Inc.
   Smith Barney Money Market Portfolio,
   3,160,807 shares at $1.00 per share (cost - $3,160,807)
  Smith Barney Series Fund
   Appreciation Portfolio,
   193,928 shares at $16.16 per share (cost - $2,987,605)
                                                                  ______________
     TOTAL INVESTMENTS                                               43,361,831

 Accrued investment income                                                   --
                                                                  ______________
TOTAL NET ASSETS                                                    $43,361,831
                                                                  ==============

NET ASSETS REPRESENTED BY:
  Units                                                               3,387,074
  Unit Value                                                              12.80
                                                                  ______________
  Net Assets                                                        $43,361,831
                                                                  ==============

See accompanying notes.




                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                            STATEMENTS OF NET ASSETS
                               PRIMELITE PRODUCT
                               September 30, 1996
                                  (Unaudited)

                                                                  International
                                                                      Equity
                                                                     Account
                                                                  ______________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust
   Research Portfolio,
   3,593,989 shares at $15.07 per share (cost - $47,594,819)
  Equi-Select Series Trust
   OTC Portfolio,
   2,161,661 shares at $14.40 per share (cost - $28,351,489)
  Equi-Select Series Trust
   Total Return Portfolio,
   3,399,599 shares at $12.75 per share (cost - $40,339,732)
  Travelers Series Fund Inc.
   Smith Barney International Equity Portfolio,
   653,413 shares at $12.26 per share (cost - $7,476,552)            $8,010,839
  Travelers Series Fund Inc.
   Smith Barney Income and Growth Portfolio,
   1,098,039 shares at $14.47 per share (cost - $14,625,668)
  Travelers Series Fund Inc.
   Smith Barney High Income Portfolio,
   471,220 shares at $12.04 per share (cost - $5,409,655)
  Travelers Series Fund Inc.
   Smith Barney Money Market Portfolio,
   3,160,807 shares at $1.00 per share (cost - $3,160,807)
  Smith Barney Series Fund
   Appreciation Portfolio,
   193,928 shares at $16.16 per share (cost - $2,987,605)
                                                                  ______________
     TOTAL INVESTMENTS                                                8,010,839

 Accrued investment income                                                   --
                                                                  ______________
TOTAL NET ASSETS                                                     $8,010,839
                                                                  ==============

NET ASSETS REPRESENTED BY:
  Units                                                                 609,873
  Unit Value                                                              13.14
                                                                  ______________
  Net Assets                                                         $8,010,839
                                                                  ==============

See accompanying notes.




                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                            STATEMENTS OF NET ASSETS
                               PRIMELITE PRODUCT
                               September 30, 1996
                                  (Unaudited)

                                                                      Income
                                                                    and Growth
                                                                     Account
                                                                  ______________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust
   Research Portfolio,
   3,593,989 shares at $15.07 per share (cost - $47,594,819)
  Equi-Select Series Trust
   OTC Portfolio,
   2,161,661 shares at $14.40 per share (cost - $28,351,489)
  Equi-Select Series Trust
   Total Return Portfolio,
   3,399,599 shares at $12.75 per share (cost - $40,339,732)
  Travelers Series Fund Inc.
   Smith Barney International Equity Portfolio,
   653,413 shares at $12.26 per share (cost - $7,476,552)
  Travelers Series Fund Inc.
   Smith Barney Income and Growth Portfolio,
   1,098,039 shares at $14.47 per share (cost - $14,625,668)        $15,888,630
  Travelers Series Fund Inc.
   Smith Barney High Income Portfolio,
   471,220 shares at $12.04 per share (cost - $5,409,655)
  Travelers Series Fund Inc.
   Smith Barney Money Market Portfolio,
   3,160,807 shares at $1.00 per share (cost - $3,160,807)
  Smith Barney Series Fund
   Appreciation Portfolio,
   193,928 shares at $16.16 per share (cost - $2,987,605)
                                                                  ______________
     TOTAL INVESTMENTS                                               15,888,630

 Accrued investment income                                                   --
                                                                  ______________
TOTAL NET ASSETS                                                    $15,888,630
                                                                  ==============

NET ASSETS REPRESENTED BY:
  Units                                                               1,184,697
  Unit Value                                                              13.41
                                                                  ______________
  Net Assets                                                        $15,888,630
                                                                  ==============

See accompanying notes.




                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                            STATEMENTS OF NET ASSETS
                               PRIMELITE PRODUCT
                               September 30, 1996
                                  (Unaudited)

                                                                       High
                                                                      Income
                                                                     Account
                                                                  ______________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust
   Research Portfolio,
   3,593,989 shares at $15.07 per share (cost - $47,594,819)
  Equi-Select Series Trust
   OTC Portfolio,
   2,161,661 shares at $14.40 per share (cost - $28,351,489)
  Equi-Select Series Trust
   Total Return Portfolio,
   3,399,599 shares at $12.75 per share (cost - $40,339,732)
  Travelers Series Fund Inc.
   Smith Barney International Equity Portfolio,
   653,413 shares at $12.26 per share (cost - $7,476,552)
  Travelers Series Fund Inc.
   Smith Barney Income and Growth Portfolio,
   1,098,039 shares at $14.47 per share (cost - $14,625,668)
  Travelers Series Fund Inc.
   Smith Barney High Income Portfolio,
   471,220 shares at $12.04 per share (cost - $5,409,655)            $5,673,494
  Travelers Series Fund Inc.
   Smith Barney Money Market Portfolio,
   3,160,807 shares at $1.00 per share (cost - $3,160,807)
  Smith Barney Series Fund
   Appreciation Portfolio,
   193,928 shares at $16.16 per share (cost - $2,987,605)
                                                                  ______________
     TOTAL INVESTMENTS                                                5,673,494

 Accrued investment income                                                   --
                                                                  ______________
TOTAL NET ASSETS                                                     $5,673,494
                                                                  ==============

NET ASSETS REPRESENTED BY:
  Units                                                                 482,626
  Unit Value                                                              11.76
                                                                  ______________
  Net Assets                                                         $5,673,494
                                                                  ==============

See accompanying notes.




                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                            STATEMENTS OF NET ASSETS
                               PRIMELITE PRODUCT
                               September 30, 1996
                                  (Unaudited)

                                                                      Money
                                                                      Market
                                                                     Account
                                                                  ______________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust
   Research Portfolio,
   3,593,989 shares at $15.07 per share (cost - $47,594,819)
  Equi-Select Series Trust
   OTC Portfolio,
   2,161,661 shares at $14.40 per share (cost - $28,351,489)
  Equi-Select Series Trust
   Total Return Portfolio,
   3,399,599 shares at $12.75 per share (cost - $40,339,732)
  Travelers Series Fund Inc.
   Smith Barney International Equity Portfolio,
   653,413 shares at $12.26 per share (cost - $7,476,552)
  Travelers Series Fund Inc.
   Smith Barney Income and Growth Portfolio,
   1,098,039 shares at $14.47 per share (cost - $14,625,668)
  Travelers Series Fund Inc.
   Smith Barney High Income Portfolio,
   471,220 shares at $12.04 per share (cost - $5,409,655)
  Travelers Series Fund Inc.
   Smith Barney Money Market Portfolio,
   3,160,807 shares at $1.00 per share (cost - $3,160,807)           $3,160,807
  Smith Barney Series Fund
   Appreciation Portfolio,
   193,928 shares at $16.16 per share (cost - $2,987,605)
                                                                  ______________
     TOTAL INVESTMENTS                                                3,160,807

 Accrued investment income                                                4,171
                                                                  ______________
TOTAL NET ASSETS                                                     $3,164,978
                                                                  ==============

NET ASSETS REPRESENTED BY:
  Units                                                                 301,532
  Unit Value                                                              10.50
                                                                  ______________
  Net Assets                                                         $3,164,978
                                                                  ==============

See accompanying notes.




                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                            STATEMENTS OF NET ASSETS
                               PRIMELITE PRODUCT
                               September 30, 1996
                                  (Unaudited)

                                                                   Appreciation
                                                                     Account
                                                                  ______________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust
   Research Portfolio,
   3,593,989 shares at $15.07 per share (cost - $47,594,819)
  Equi-Select Series Trust
   OTC Portfolio,
   2,161,661 shares at $14.40 per share (cost - $28,351,489)
  Equi-Select Series Trust
   Total Return Portfolio,
   3,399,599 shares at $12.75 per share (cost - $40,339,732)
  Travelers Series Fund Inc.
   Smith Barney International Equity Portfolio,
   653,413 shares at $12.26 per share (cost - $7,476,552)
  Travelers Series Fund Inc.
   Smith Barney Income and Growth Portfolio,
   1,098,039 shares at $14.47 per share (cost - $14,625,668)
  Travelers Series Fund Inc.
   Smith Barney High Income Portfolio,
   471,220 shares at $12.04 per share (cost - $5,409,655)
  Travelers Series Fund Inc.
   Smith Barney Money Market Portfolio,
   3,160,807 shares at $1.00 per share (cost - $3,160,807)
  Smith Barney Series Fund
   Appreciation Portfolio,
   193,928 shares at $16.16 per share (cost - $2,987,605)            $3,133,871
                                                                  ______________
     TOTAL INVESTMENTS                                                3,133,871

 Accrued investment income                                                   --
                                                                  ______________
TOTAL NET ASSETS                                                     $3,133,871
                                                                  ==============

NET ASSETS REPRESENTED BY:
  Units                                                                 296,349
  Unit Value                                                              10.57
                                                                  ______________
  Net Assets                                                         $3,133,871
                                                                  ==============

See accompanying notes.





                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                            STATEMENTS OF OPERATIONS
                               PRIMELITE PRODUCT
          For the period January 1, 1996 or Commencement of Operations*
                           through September 30, 1996
                                  (Unaudited)

                                                                    Total
                                   Research          OTC            Return
                                   Account         Account         Account
                                ______________  ______________  ______________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                --              --              --
  Capital gains distributions        $117,838         $90,877         $67,387

 Expenses (Note 2):
  Annual contract charges             (11,684)         (8,169)        (12,754)
  Transfer charges                        (25)             --             (50)
  Administrative charges              (36,594)        (20,637)        (31,771)
  Mortality and expense
   risk charges                      (303,908)       (171,396)       (263,826)
                                ______________  ______________  ______________
  Net investment income (loss)       (234,373)       (109,325)       (241,014)

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTE 4)
 Net realized gain on
  investments                          23,123          53,132          64,766
 Net unrealized appreciation
  of investments                    5,047,619       2,743,646       1,990,326
                                ______________  ______________  ______________
NET INCREASE IN
NET ASSETS RESULTING FROM
OPERATIONS                         $4,836,369      $2,687,453      $1,814,078
                                ==============  ==============  ==============

*Commencement of operations - see Note 1

See accompanying notes.















                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                            STATEMENTS OF OPERATIONS
                               PRIMELITE PRODUCT
          For the period January 1, 1996 or Commencement of Operations*
                           through September 30, 1996
                                  (Unaudited)

                                International       Income           High
                                    Equity        and Growth        Income
                                   Account         Account         Account
                                ______________  ______________  ______________
INVESTMENT INCOME
 Income:
  Dividends                                --              --              --
  Capital gains distribution               --              --              --

 Expenses (Note 2):
  Annual contract charges               ($819)        ($1,510)          ($316)
  Transfer charges                         --              --              --
  Administrative charges               (5,127)        (10,451)         (3,211)
  Mortality and expense
   risk charges                       (42,584)        (86,799)        (26,677)
                                ______________  ______________  ______________
  Net investment income (loss)        (48,530)        (98,760)        (30,204)

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTE 4)
 Net realized gain on
  investments                          13,305          52,792           9,044
 Net unrealized appreciation
  of investments                      502,727       1,074,544         263,910
                                ______________  ______________  ______________
NET INCREASE IN
NET ASSETS RESULTING FROM
OPERATIONS                           $467,502      $1,028,576        $242,750
                                ==============  ==============  ==============

*Commencement of operations - see Note 1

See accompanying notes.















                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                            STATEMENTS OF OPERATIONS
                               PRIMELITE PRODUCT
          For the period January 1, 1996 or Commencement of Operations*
                           through September 30, 1996
                                  (Unaudited)

                                    Money
                                    Market       Appreciation
                                   Account         Account*
                                ______________  ______________
INVESTMENT INCOME
 Income:
  Dividends                           $77,597              --
  Capital gains distribution               --              --

 Expenses (Note 2):
  Annual contract charges                ($41)            ($7)
  Transfer charges                         --              --
  Administrative charges               (2,424)         (1,083)
  Mortality and expense
   risk charges                       (20,124)         (9,011)
                                ______________  ______________
  Net investment income (loss)         55,008         (10,101)

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTE 4)
 Net realized gain on
  investments                              --             176
 Net unrealized appreciation
  of investments                           --         146,266
                                ______________  ______________
NET INCREASE IN
NET ASSETS RESULTING FROM
OPERATIONS                            $55,008        $136,341
                                ==============  ==============

*Commencement of operations - see Note 1

See accompanying notes.















                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                       STATEMENTS OF CHANGES IN NET ASSETS
                               PRIMELITE PRODUCT
   For the period January 1, 1995 or Commencement of Operations* through December 31, 1995 and for the period from January 1, 1996 or Commencement of
                     Operations* through September 30, 1996
                                  (Unaudited)

                                                                     Research
                                                                     Account
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                        $672,603

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                          190,119
  Net realized gain (loss) on investments                                19,662
  Net unrealized appreciation (depreciation) of investments           1,548,017
                                                                  ______________
  Net increase in net assets resulting from operations                1,757,798

 Changes from principal transactions:
  Purchase payments                                                   8,333,228
  Contract distributions and terminations                               (32,130)
  Transfer payments from (to) other Accounts and Funds and
   Fixed Account                                                      5,715,449
                                                                  ______________
  Increase in net assets derived from principal transactions         14,016,547
                                                                  ______________
  Total increase                                                     15,774,345
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                      16,446,948

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                         (234,373)
  Net realized gain on investments                                       23,123
  Net unrealized appreciation of investments                          5,047,619
                                                                  ______________
  Net increase in net assets resulting from operations                4,836,369

 Changes from principal transactions:
  Purchase payments                                                  20,230,089
  Contract distributions and terminations                              (667,401)
  Transfer payments from (to) other Accounts and Funds and
   Fixed Account                                                     13,324,325
                                                                  ______________
  Increase in net assets derived from principal transactions         32,887,013
                                                                  ______________
  Total increase                                                     37,723,382
                                                                  ______________
NET ASSETS AT SEPTEMBER 30, 1996                                    $54,170,330
                                                                  ==============

* Commencement of operations - See Note 1

See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                       STATEMENTS OF CHANGES IN NET ASSETS
                               PRIMELITE PRODUCT
   For the period January 1, 1995 or Commencement of Operations* through December 31, 1995 and for the period from January 1, 1996 or Commencement of
                     Operations* through September 30, 1996
                                  (Unaudited)

                                                                       OTC
                                                                     Account
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                        $660,106

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                          933,058
  Net realized gain (loss) on investments                                36,066
  Net unrealized appreciation (depreciation) of investments              20,313
                                                                  ______________
  Net increase in net assets resulting from operations                  989,437

 Changes from principal transactions:
  Purchase payments                                                   4,028,128
  Contract distributions and terminations                               (33,765)
  Transfer payments from (to) other Accounts and Funds and
   Fixed Account                                                      4,392,791
                                                                  ______________
  Increase in net assets derived from principal transactions          8,387,154
                                                                  ______________
  Total increase                                                      9,376,591
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                      10,036,697

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                         (109,325)
  Net realized gain on investments                                       53,132
  Net unrealized appreciation of investments                          2,743,646
                                                                  ______________
  Net increase in net assets resulting from operations                2,687,453

 Changes from principal transactions:
  Purchase payments                                                  11,017,759
  Contract distributions and terminations                              (450,268)
  Transfer payments from (to) other Accounts and Funds and
   Fixed Account                                                      7,831,033
                                                                  ______________
  Increase in net assets derived from principal transactions         18,398,524
                                                                  ______________
  Total increase                                                     21,085,977
                                                                  ______________
NET ASSETS AT SEPTEMBER 30, 1996                                    $31,122,674
                                                                  ==============

* Commencement of operations - See Note 1

See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                       STATEMENTS OF CHANGES IN NET ASSETS
                               PRIMELITE PRODUCT
   For the period January 1, 1995 or Commencement of Operations* through December 31, 1995 and for the period from January 1, 1996 or Commencement of
                     Operations* through September 30, 1996
                                  (Unaudited)

                                                                   Total Return
                                                                     Account
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                        $324,925

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                          246,476
  Net realized gain (loss) on investments                                 6,083
  Net unrealized appreciation (depreciation) of investments           1,034,214
                                                                  ______________
  Net increase in net assets resulting from operations                1,286,773

 Changes from principal transactions:
  Purchase payments                                                   7,285,539
  Contract distributions and terminations                               (72,501)
  Transfer payments from (to) other Accounts and Funds and
   Fixed Account                                                      6,997,106
                                                                  ______________
  Increase in net assets derived from principal transactions         14,210,144
                                                                  ______________
  Total increase                                                     15,496,917
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                      15,821,842

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                         (241,014)
  Net realized gain on investments                                       64,766
  Net unrealized appreciation of investments                          1,990,326
                                                                  ______________
  Net increase in net assets resulting from operations                1,814,078

 Changes from principal transactions:
  Purchase payments                                                  14,967,889
  Contract distributions and terminations                              (796,216)
  Transfer payments from (to) other Accounts and Funds and
   Fixed Account                                                     11,554,238
                                                                  ______________
  Increase in net assets derived from principal transactions         25,725,911
                                                                  ______________
  Total increase                                                     27,539,989
                                                                  ______________
NET ASSETS AT SEPTEMBER 30, 1996                                    $43,361,831
                                                                  ==============

* Commencement of operations - See Note 1

See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                       STATEMENTS OF CHANGES IN NET ASSETS
                               PRIMELITE PRODUCT
   For the period January 1, 1995 or Commencement of Operations* through December 31, 1995 and for the period from January 1, 1996 or Commencement of
                     Operations* through September 30, 1996
                                  (Unaudited)

                                                                  International
                                                                 Equity Account*
                                                                 _______________
NET ASSETS AT DECEMBER 31, 1994                                              --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($3,744)
  Net realized gain (loss) on investments                                    (4)
  Net unrealized appreciation (depreciation) of investments              31,560
                                                                 _______________
  Net increase in net assets resulting from operations                   27,812

 Changes from principal transactions:
  Purchase payments                                                   1,444,691
  Contract distributions and terminations                                    --
  Transfer payments from (to) other Accounts and Funds and
   Fixed Account                                                        312,731
                                                                 _______________
  Increase in net assets derived from principal transactions          1,757,422
                                                                 _______________
  Total increase                                                      1,785,234
                                                                 _______________
NET ASSETS AT DECEMBER 31, 1995                                       1,785,234

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                          (48,530)
  Net realized gain on investments                                       13,305
  Net unrealized appreciation of investments                            502,727
                                                                 _______________
  Net increase in net assets resulting from operations                  467,502

 Changes from principal transactions:
  Purchase payments                                                   4,299,105
  Contract distributions and terminations                               (23,511)
  Transfer payments from (to) other Accounts and Funds and
   Fixed Account                                                      1,482,509
                                                                 _______________
  Increase in net assets derived from principal transactions          5,758,103
                                                                 _______________
  Total increase                                                      6,225,605
                                                                 _______________
NET ASSETS AT SEPTEMBER 30, 1996                                     $8,010,839
                                                                 ===============

* Commencement of operations - See Note 1

See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                       STATEMENTS OF CHANGES IN NET ASSETS
                               PRIMELITE PRODUCT
   For the period January 1, 1995 or Commencement of Operations* through December 31, 1995 and for the period from January 1, 1996 or Commencement of
                     Operations* through September 30, 1996
                                  (Unaudited)

                                                                   Income and
                                                                 Growth Account*
                                                                 _______________
NET ASSETS AT DECEMBER 31, 1994                                              --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                          $46,665
  Net realized gain (loss) on investments                                   106
  Net unrealized appreciation (depreciation) of investments             188,418
                                                                 _______________
  Net increase in net assets resulting from operations                  235,189

 Changes from principal transactions:
  Purchase payments                                                   2,609,690
  Contract distributions and terminations                                   (77)
  Transfer payments from (to) other Accounts and Funds and
   Fixed Account                                                        710,152
                                                                 _______________
  Increase in net assets derived from principal transactions          3,319,765
                                                                 _______________
  Total increase                                                      3,554,954
                                                                 _______________
NET ASSETS AT DECEMBER 31, 1995                                       3,554,954

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                          (98,760)
  Net realized gain on investments                                       52,792
  Net unrealized appreciation of investments                          1,074,544
                                                                 _______________
  Net increase in net assets resulting from operations                1,028,576

 Changes from principal transactions:
  Purchase payments                                                   8,769,586
  Contract distributions and terminations                               (47,573)
  Transfer payments from (to) other Accounts and Funds and
   Fixed Account                                                      2,583,087
                                                                 _______________
  Increase in net assets derived from principal transactions         11,305,100
                                                                 _______________
  Total increase                                                     12,333,676
                                                                 _______________
NET ASSETS AT SEPTEMBER 30, 1996                                    $15,888,630
                                                                 ===============

* Commencement of operations - See Note 1

See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                       STATEMENTS OF CHANGES IN NET ASSETS
                               PRIMELITE PRODUCT
   For the period January 1, 1995 or Commencement of Operations* through December 31, 1995 and for the period from January 1, 1996 or Commencement of
                     Operations* through September 30, 1996
                                  (Unaudited)

                                                                   High Income
                                                                     Account*
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                              --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                          $30,883
  Net realized gain (loss) on investments                                    20
  Net unrealized appreciation (depreciation) of investments                 (71)
                                                                  ______________
  Net increase in net assets resulting from operations                   30,832

 Changes from principal transactions:
  Purchase payments                                                     672,913
  Contract distributions and terminations                                (1,611)
  Transfer payments from (to) other Accounts and Funds and
   Fixed Account                                                         88,806
                                                                  ______________
  Increase in net assets derived from principal transactions            760,108
                                                                  ______________
  Total increase                                                        790,940
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                         790,940

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                          (30,204)
  Net realized gain on investments                                        9,044
  Net unrealized appreciation of investments                            263,910
                                                                  ______________
  Net increase in net assets resulting from operations                  242,750

 Changes from principal transactions:
  Purchase payments                                                   3,659,713
  Contract distributions and terminations                               (19,433)
  Transfer payments from (to) other Accounts and Funds and
   Fixed Account                                                        999,524
                                                                  ______________
  Increase in net assets derived from principal transactions          4,639,804
                                                                  ______________
  Total increase                                                      4,882,554
                                                                  ______________
NET ASSETS AT SEPTEMBER 30, 1996                                     $5,673,494
                                                                  ==============

* Commencement of operations - See Note 1

See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                       STATEMENTS OF CHANGES IN NET ASSETS
                               PRIMELITE PRODUCT
   For the period January 1, 1995 or Commencement of Operations* through December 31, 1995 and for the period from January 1, 1996 or Commencement of
                     Operations* through September 30, 1996
                                  (Unaudited)

                                                                   Money Market
                                                                     Account*
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                              --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $9,600
  Net realized gain (loss) on investments                                    --
  Net unrealized appreciation (depreciation) of investments                  --
                                                                  ______________
  Net increase in net assets resulting from operations                    9,600

 Changes from principal transactions:
  Purchase payments                                                   3,007,403
  Contract distributions and terminations                               (13,913)
  Transfer payments from (to) other Accounts and Funds and
   Fixed Account                                                     (1,723,565)
                                                                  ______________
  Increase in net assets derived from principal transactions          1,269,925
                                                                  ______________
  Total increase                                                      1,279,525
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                       1,279,525

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                           55,008
  Net realized gain on investments                                           --
  Net unrealized appreciation of investments                                 --
                                                                  ______________
  Net increase in net assets resulting from operations                   55,008

 Changes from principal transactions:
  Purchase payments                                                  11,074,624
  Contract distributions and terminations                                (6,625)
  Transfer payments from (to) other Accounts and Funds and
   Fixed Account                                                     (9,237,554)
                                                                  ______________
  Increase in net assets derived from principal transactions          1,830,445
                                                                  ______________
  Total increase                                                      1,885,453
                                                                  ______________
NET ASSETS AT SEPTEMBER 30, 1996                                     $3,164,978
                                                                  ==============

* Commencement of operations - See Note 1

See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                       STATEMENTS OF CHANGES IN NET ASSETS
                               PRIMELITE PRODUCT
   For the period January 1, 1995 or Commencement of Operations* through December 31, 1995 and for the period from January 1, 1996 or Commencement of
                     Operations* through September 30, 1996
                                  (Unaudited)

                                                                   Appreciation
                                                                     Account*
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                              --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                               --
  Net realized gain (loss) on investments                                    --
  Net unrealized appreciation (depreciation) of investments                  --
                                                                  ______________
  Net increase in net assets resulting from operations                       --

 Changes from principal transactions:
  Purchase payments                                                          --
  Contract distributions and terminations                                    --
  Transfer payments from (to) other Accounts and Funds and
   Fixed Account                                                             --
                                                                  ______________
  Increase in net assets derived from principal transactions                 --
                                                                  ______________
  Total increase                                                             --
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                              --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                         ($10,101)
  Net realized gain on investments                                          176
  Net unrealized appreciation of investments                            146,266
                                                                  ______________
  Net increase in net assets resulting from operations                  136,341

 Changes from principal transactions:
  Purchase payments                                                   2,440,808
  Contract distributions and terminations                                  (616)
  Transfer payments from (to) other Accounts and Funds and
   Fixed Account                                                        557,338
                                                                  ______________
  Increase in net assets derived from principal transactions          2,997,530
                                                                  ______________
  Total increase                                                      3,133,871
                                                                  ______________
NET ASSETS AT SEPTEMBER 30, 1996                                     $3,133,871
                                                                  ==============

* Commencement of operations - See Note 1

See accompanying notes.
              EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                         SEPARATE ACCOUNT A
                   NOTES TO FINANCIAL STATEMENTS
                         PRIMELITE PRODUCT
                         September 30, 1996
                            (Unaudited)

NOTE 1 -  INVESTMENT AND ACCOUNTING POLICIES
Equitable Life Insurance Company of Iowa Separate Account A was organized by Equitable Life Insurance Company of Iowa (the "Company") in accordance with the provisions of Iowa Insurance laws and is a part of the total operations of the Company. The assets and liabilities of the Equitable Life Insurance Company of Iowa Separate Account A are clearly identified and distinguished from the other assets and liabilities of the Company. Commencement of operations is defined as the date of initial sale of contract units to contract owners. The Equitable Life Insurance Company of Iowa Separate Account A investment accounts commenced operations on October 7, 1994 for the Research, OTC and Total Return Accounts, March 27, 1995 for the International Equity Account, April 5, 1995 for the Income and Growth Account, April 28, 1995 for the High Income Account, May 24, 1995 for the Money Market Account, and March 25, 1996 for the Appreciation Account. Investments are stated at the closing net asset values per share on September 30, 1996.

Equitable Life Insurance Company of Iowa Separate Account A is a unit investment trust, registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, and consists of sixteen investment accounts, four of which (International Equity, Income and Growth, High Income, and Money Market), as directed by eligible contract owners, are invested in specified portfolios of the Travelers
Series Fund Inc., an open-end management investment company, which commenced operations on June 16, 1994. The Appreciation Account invests in a portfolio in the Smith Barney Series Fund. Activity in these five investment accounts, as well as the Research Account, OTC Account, and Total Return Account, which invest in the Equi-Select Series Trust, an open-end series management investment company registered with the Securities and Exchange Commission, under the Investment Company Act of 1940, as amended, are available to contract owners of the PrimElite Variable Annuity Product.

The Warburg Pincus International Equity Account, which invests in the International Equity Portfolio of the Warburg Pincus Trust, commenced operations on April 1, 1996 and is available to contract owners of the Equi-Select Variable Annuity Product. The remaining ten investment accounts (including the Research Account, OTC Account and Total Return Account) are invested in specified portfolios of the Equi-Select Series Trust, which commenced operations on October 4, 1994. These eleven investment accounts are available to contract owners of the Equi-Select Variable Annuity product.

The financial statements included herein present only those investment accounts available to contract owners of the PrimElite Variable Annuity product. The financial statements of the remaining investment accounts available to contract owners of the Equi-Select Variable Annuity product are presented separately.

Effective January 1, 1996, the Company changed the method of reporting realized gains and losses. For the nine months ended September 30, 1996, realized gains and losses are determined on the basis of specific identification. For the year ended December 31, 1995, the average cost method was used to determine realized gains and losses. Dividends are
NOTE 1 -  INVESTMENT AND ACCOUNTING POLICIES (continued)

taken into income on an accrual basis as of the ex-dividend date.


NOTE 2 -  EXPENSES
The Company is compensated for mortality and expense risks and administrative costs by a charge equivalent to an annual rate of 1.25% and 0.15%, respectively, of the total net assets of each Account. These charges amounted to $924,325 and $111,298, respectively, through September 30, 1996 ($96,647 and $11,662, respectively for all of 1995).

An annual contract charge of $30 is deducted on each contract anniversary prior to the maturity date, upon full withdrawal of a contract's value or upon commencement of annuity payments if such withdrawal is made or annuity payments commence on a date other than the contract anniversary. Through September 30, 1996, annual contract charges amounted to $35,300 and for the year ended December 31, 1995, these charges amounted to $558.

A transfer charge computed as the lesser of 2% of the contract value transferred or $25 will be imposed on each transfer between Accounts in excess of twelve in any one calendar year. Through September 30, 1996, transfer charges amounted to $75. No transfer charges were assessed in 1995. A withdrawal charge may be imposed in the event of withdrawal of any portion of the contract value or upon annuitization. The withdrawal charge is 8% of the amount withdrawn prior to the first anniversary of the purchase payment and reduces by 1% at each subsequent purchase payment anniversary.


NOTE 3 - FEDERAL INCOME TAXES
Operations of the Equitable Life Insurance Company of Iowa Separate Account A form a part of the operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to operations of Equitable Life Insurance Company of Iowa Separate Account A.























NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                   Period From              Period From
                                January 1, 1996 or       January 1, 1995 or
                                 Commencement of          Commencement of
                                   Operations               Operations
                               to September 30, 1996    to December 31, 1995
                              _______________________  _______________________
                               Purchases     Sales      Purchases     Sales
                              ____________ __________  ____________ __________
Research Portfolio            $33,012,383    $85,487   $14,168,762   $230,594
OTC Portfolio                  19,595,681    312,379     8,736,489    410,391
Total Return Portfolio         26,135,429    321,090    14,267,685    137,651
International Equity Portfolio  5,810,769    101,196     1,754,791      1,113
Income and Growth Portfolio    11,494,211    287,871     3,373,110      6,680
High Income Portfolio           4,804,963    195,363       792,963      1,972
Money Market Portfolio          7,594,831  5,711,916     2,614,578  1,336,686
Appreciation Portfolio          2,996,096      8,667            --         --


NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS
Transactions in units were as follows:

                                    Period From              Period From
                                 January 1, 1996 or       January 1, 1995 or
                                   Commencement of          Commencement of
                                    Operations               Operations
                               to September 30, 1996    to December 31, 1995
                              _______________________  _______________________
                               Purchases     Sales      Purchases     Sales
                              ____________ __________  ____________ __________
Research Account                2,442,852    135,627     1,196,506      9,931
OTC Account                     1,355,707    121,182       705,565      9,749
Total Return Account            2,241,658    167,149     1,315,204     35,745
International Equity Account      457,397      1,912       154,388         --
Income and Growth Account         908,110     18,547       295,140          6
High Income Account               417,279      6,936        72,433        150
Money Market Account            1,066,604    890,120       295,977    170,929
Appreciation Account              296,426         77            --         --











NOTE 6 - NET ASSETS

Net assets at September 30, 1996 consisted of the following:

                                                             Total
                              Research         OTC           Return
                              Account        Account        Account
                           ______________ ______________ ______________
Unit transactions            $47,633,662    $27,539,968    $40,331,771
Accumulated net
 investment income (loss)        (38,844)       811,520          7,961
Net unrealized appreciation
 of investments                6,575,512      2,771,186      3,022,099
                           ______________ ______________ ______________

                             $54,170,330    $31,122,674    $43,361,831
                           ============== ============== ==============

                           International     Income           High
                               Equity       and Growth       Income
                              Account        Account        Account
                           ______________ ______________ ______________
Unit transactions             $7,528,755    $14,677,782     $5,408,977
Accumulated net
 investment income (loss)        (52,203)       (52,114)           677
Net unrealized appreciation
 of investments                  534,287      1,262,962        263,840
                           ______________ ______________ ______________
                              $8,010,839    $15,888,630     $5,673,494
                           ============== ============== ==============

                               Money
                               Market      Appreciation
                              Account        Account
                           ______________ ______________
Unit transactions             $3,123,324     $2,997,706
Accumulated net
 investment income (loss)         41,654        (10,101)
Net unrealized appreciation
 of investments                       --        146,266
                           ______________ ______________
                              $3,164,978     $3,133,871
                           ============== ==============







NOTE 7 - LEGAL PROCEEDINGS

Equitable Life Insurance Company and other affiliates are defendants in certain legal proceedings. These legal proceedings are not likely to have a material adverse effect on Equitable Life Insurance Separate Account A or upon the ability of Equitable Life Insurance Company of Iowa to meet its obligations under the variable annuity contracts.





































































                       Financial Statements

                       Equitable Life Insurance Company of Iowa

                       Years ended December 31, 1995, 1994 and 1993 with Report of Independent Auditors








































                 Equitable Life Insurance Company of Iowa

                          Financial Statements

               Years ended December 31, 1995, 1994 and 1993






                                 Contents

Report of Independent Auditors

Audited Financial Statements

Consolidated Balance Sheets
Consolidated Statements of Income
Consolidated Statements of Changes in Stockholder's Equity
Consolidated Statements of Cash Flows
Notes to Consolidated Financial Statements






































                        Report of Independent Auditors





The Board of Directors and Stockholder
Equitable Life Insurance Company of Iowa


We have audited the accompanying consolidated balance sheets of Equitable Life Insurance Company of Iowa (wholly owned by Equitable of Iowa Companies) as of December 31, 1995 and 1994, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1995. Our audits also include the financial statement schedules listed in the Index at Item
24. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Equitable Life Insurance Company of Iowa at December 31, 1995 and 1994, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1995, in conformity with generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, in 1994 the Company changed its method of accounting for certain investments in debt securities.

                                            /s/ Ernst & Young LLP



Des Moines, Iowa
February 7, 1996










                   Equitable Life Insurance Company of Iowa

                        Consolidated Balance Sheets

                 (Dollars in thousands, except per share data)

                                                               December 31
                                                           1995          1994
                                                     _________________________
Assets
Investments
 Fixed maturities:
   Available for sale, at market (cost:
   1995-$6,884,837; 1994-$819,083)                   $7,352,211      $778,486
   Held for investment, at amortized cost
   (market: 1994-$5,059,090)                                 --     5,393,798
 Equity securities of unaffiliated companies, at
  market (cost: 1995 - $49,789; 1994 - $23,351)          50,595        22,978
 Equity security of affiliated company, at market
  (cost: 1995 and 1994 - $618)                            3,599         3,164
 Mortgage loans on real estate                        1,169,456       610,185
 Real estate, less allowance for depreciation
  of $4,804 in 1995 and $4,659 in 1994                   13,960        15,668
 Policy loans                                           182,423       176,448
 Short-term investments                                  35,282        45,796
                                                     ___________   ___________
Total investments                                     8,807,526     7,046,523

Cash and cash equivalents                                10,390        11,830

Securities and indebtedness of related parties           13,755        11,034

Accrued investment income                               122,834       105,959

Notes and other receivables                              32,395        23,173

Deferred policy acquisition costs                       554,179       607,626

Property and equipment, less allowance for
 depreciation of $9,628 in 1995 and $6,685 in 1994        8,026         7,806

Deferred income tax benefit                                  --         1,634

Intangible assets, less accumulated amortization
  of $558 in 1995 and $483 in 1994                        2,417         2,492

Other assets                                             47,991        43,784

Due from affiliates                                       1,995        13,598

Separate account assets                                 171,881        84,963
                                                     ___________   ___________
Total assets                                         $9,773,389    $7,960,422
                                                     ===========   ===========

See accompanying notes.

                   Equitable Life Insurance Company of Iowa

                   Consolidated Balance Sheets (continued)

                 (Dollars in thousands, except per share data)


                                                               December 31
                                                           1995          1994
                                                     _________________________
Liabilities and stockholder's equity
Policy liabilities and accruals:
 Future policy benefits:
  Annuity and universal life products                $7,428,134    $6,237,107
  Traditional life insurance products                   778,857       777,100
  Unearned revenue reserve                               14,326        14,317
 Other policy claims and benefits                         8,980         7,785
                                                     ___________   ___________
                                                      8,230,297     7,036,309

Other policyholders' funds:
 Supplementary contracts without life contingencies      11,613        12,224
 Advance premiums and other deposits                        691           790
 Accrued dividends                                       12,715        12,761
                                                     ___________   ___________
                                                         25,019        25,775

Deferred income taxes                                   113,171            --
Due to affiliates                                         5,175         4,122
Other liabilities                                       180,452       136,408
Separate account liabilities                            171,881        84,963
                                                     ___________   ___________
Total liabilities                                     8,725,995     7,287,577

Commitments and contingencies

Stockholder's equity:
 Common stock, par value $1.00 per share -
  authorized 7,500,000 shares, issued and
  outstanding 5,000,300 shares                            5,000         5,000
 Additional paid-in capital                             274,009       224,009
 Unrealized appreciation (depreciation) of fixed
  maturities                                            208,932       (26,493)
 Unrealized appreciation of equity securities             3,787         2,173
 Retained earnings                                      555,666       468,156
                                                     ___________   ___________
Total stockholder's equity                            1,047,394       672,845
                                                     ___________   ___________
Total liabilities and stockholder's equity           $9,773,389    $7,960,422
                                                     ===========   ===========

See accompanying notes.




                   Equitable Life Insurance Company of Iowa

                      Consolidated Statements of Income

                            (Dollars in thousands)

                                                   Year ended December 31
                                              1995          1994          1993
                                        _______________________________________
Revenues:
 Annuity and universal life
  product charges                          $51,466       $43,767       $34,281
 Traditional life insurance premiums        43,425        46,265        46,870
 Net investment income                     638,056       521,646       432,044
 Realized gains on investments               9,524        19,697        44,996
 Other income                                8,883         8,297         6,663
                                        ___________   ___________   ___________
                                           751,354       639,672       564,854
Benefits and expenses:
 Annuity and universal life benefits:
  Interest credited to account balances    390,039       320,312       268,992
  Benefit claims incurred in excess of
   account balances                         10,396         8,877         5,618
 Traditional life insurance benefits        68,338        56,923        54,262
 Increase (decrease) in future
  traditional policy benefits               (6,867)        3,350         3,439
 Distributions to participating
  policyholders                             25,125        24,988        25,861
 Underwriting, acquisition and
  insurance expenses:
   Commissions                             146,224       157,028       113,450
   General expenses                         40,941        43,402        37,553
   Insurance taxes                          45,472         9,961         6,335
   Policy acquisition costs deferred      (178,133)     (193,263)     (137,153)
   Amortization of deferred policy
    acquisition costs                       72,537        50,921        42,078
                                        ___________   ___________   ___________
                                           614,072       482,499       420,435

Interest expense                             2,565         2,069           457
Other expenses                                  (9)        1,880           322
                                        ___________   ___________   ___________
                                           616,628       486,448       421,214
                                        ___________   ___________   ___________
                                           134,726       153,224       143,640
Income taxes                                47,233        53,262        50,469
                                        ___________   ___________   ___________
                                            87,493        99,962        93,171
Equity income (loss), net of related
  income taxes                                  17           (39)          126
                                        ___________   ___________   ___________
Net income                                 $87,510       $99,923       $93,297
                                        ===========   ===========   ===========

See accompanying notes.

                   Equitable Life Insurance Company of Iowa
          Consolidated Statements of Changes in Stockholder's Equity
                            (Dollars in thousands)

                                         Unreal-  Unreal-
                                            ized    ized
                                          Appre-   Appre-
                                         ciation  ciation
                                         (Depre-  (Depre-
                                        ciation)  ciation)
                                 Addi-        of      of                 Total
                                tional     Fixed  Equity                Stock-
                      Common   Paid-In    Matur-  Secur-  Retained    holder's
                       Stock   Capital     ities   ities  Earnings      Equity
                     ________ _________ _________ _______ _________ ___________
Balance at January 1,
 1993                 $5,000  $134,009        --  $1,767  $274,936    $415,712
 Net income for 1993      --        --        --      --    93,297      93,297
 Unrealized appre-
  ciation of equity
  securities              --        --        --   1,242        --       1,242
 Contributions from
  parent                  --    90,000        --      --        --      90,000
                     ________ _________ _________ _______ _________ ___________
Balance at December
 31, 1993              5,000   224,009             3,009   368,233     600,251
 Cumulative effect of
  change in accounting
  principle regarding
  fixed maturity
  securities              --        --   $22,516      --        --      22,516
 Net income for 1994      --        --        --      --    99,923      99,923
 Unrealized depre-
  ciation of fixed
  maturity securities     --        --   (49,009)     --        --     (49,009)
 Unrealized depre-
  ciation of equity
  securities              --        --        --    (836)       --        (836)
                     ________ _________ _________ _______ _________ ___________
Balance at December
 31, 1994              5,000   224,009   (26,493)  2,173   468,156     672,845
 Net income for 1995      --        --        --      --    87,510      87,510
 Unrealized appre-
  ciation of fixed
  maturity securities     --        --   235,425      --        --     235,425
 Unrealized appre-
  ciation of equity
  securities              --        --        --   1,614        --       1,614
 Contributions from
  parent                  --    50,000        --      --        --      50,000
                     ________ _________ _________ _______ _________ ___________
Balance at December
 31, 1995             $5,000  $274,009  $208,932  $3,787  $555,666  $1,047,394
                     ======== ========= ========= ======= ========= ===========

See accompanying notes.

                   Equitable Life Insurance Company of Iowa
                    Consolidated Statements of Cash Flows
                            (Dollars in thousands)

                                                   Year ended December 31
                                              1995          1994          1993
                                        _______________________________________
Operating activities
Net income                                 $87,510       $99,923       $93,297
Adjustments to reconcile net income to
 net cash provided by operations:
 Adjustments related to annuity and
  universal life products:
  Interest credited to account balances    390,039       320,312       268,992
  Charges for mortality and administration (54,308)      (46,280)      (31,151)
  Change in unearned revenues                 (293)         (449)         (840)
 Increase in traditional life
  policy liabilities and accruals            2,758         3,750         5,987
 Decrease in other policyholders' funds       (756)         (130)         (194)
 Increase in accrued investment income     (16,875)      (13,486)      (14,376)
 Policy acquisition costs deferred        (178,133)     (193,263)     (137,153)
 Amortization of deferred policy
  acquisition costs                         72,537        50,921        42,078
 Change in other assets, other
  liabilities, and accrued income taxes     42,496        27,372        26,515
 Provision for depreciation and
  amortization                              (8,449)       (1,089)         (426)
 Provision for deferred income taxes         1,117         9,958        (3,138)
 Share of losses (equity in earnings)
  of related parties                           (27)           51          (194)
 Realized gains on investments              (9,524)      (19,697)      (44,996)
                                        ___________   ___________   ___________
Net cash provided by operating
 activities                                328,092       237,893       204,401

Investing activities
Sale, maturity, or repayment of investments:
 Fixed maturities-available for sale       145,173       204,847            --
 Fixed maturities-held for investment      203,395       286,844     1,056,544
 Equity securities                           6,572            --            --
 Mortgage loans on real estate              53,544        47,886        49,008
 Real estate                                 2,030         5,662           289
 Policy loans                               28,436        30,397        25,963
 Short-term investments - net               10,514        12,294            --
                                        ___________   ___________   ___________
                                           449,664       587,930     1,131,804
Acquisition of investments:
 Fixed maturities-available for sale      (943,285)     (181,303)           --
 Fixed maturities-held for investment      (59,759)   (1,422,409)   (2,121,604)
 Equity securities                         (32,097)      (23,101)           --
 Mortgage loans on real estate            (612,449)     (314,255)     (152,274)
 Real estate                                (1,018)         (876)         (346)
 Policy loans                              (34,411)      (29,996)      (26,083)
 Short-term investments - net                   --            --       (48,395)
                                        ___________   ___________   ___________
                                        (1,683,019)   (1,971,940)   (2,348,702)

See accompanying notes.

                   Equitable Life Insurance Company of Iowa

               Consolidated Statements of Cash Flows (continued)

                            (Dollars in thousands)

                                                   Year ended December 31
                                              1995          1994          1993
                                        _______________________________________
Investing activities (continued)
Disposal of investments accounted for
 by the equity method                         $498          $489          $939
Additions to investments accounted for
 by the equity method                           --        (1,376)         (467)
Repayments of notes receivable               1,317           221            --
Issuance of notes receivable                    --        (2,438)           --
Sales of property and equipment                109           281           107
Purchases of property and equipment         (3,397)       (3,052)       (4,300)
                                        ___________   ___________   ___________
Net cash used in investing activities   (1,234,828)   (1,389,885)   (1,220,619)

Financing activities
Proceeds from line of credit borrowing     754,104     1,053,746       594,494
Repayment of line of credit borrowing     (754,104)   (1,053,746)     (594,494)
                                        ___________   ___________   ___________
                                                --            --            --
Receipts from annuity and universal
 life policies credited to
 policyholder account balances           1,691,189     1,746,108     1,190,024
Return of policyholder account balances
 on annuity policies and universal life
 policies                                 (835,893)     (586,762)     (264,364)
Contributions from parent                   50,000            --        90,000
                                        ___________   ___________   ___________
Net cash provided by financing
 activities                                905,296     1,159,346     1,015,660

Increase (decrease) in cash and cash
 equivalents                                (1,440)        7,354          (558)
Cash and cash equivalents at beginning
 of year                                    11,830         4,476         5,034
                                        ___________   ___________   ___________

Cash and cash equivalents at end of year   $10,390       $11,830        $4,476
                                        ===========   ===========   ===========

Supplemental disclosures of cash flow information
Cash paid during the year for:
 Interest                                   $2,567        $2,070          $457
 Income taxes                               33,490        60,610        43,552
Noncash investing and financing activities:
 Foreclosure of mortgage loans, including
  taxes and costs capitalized ($106) and
  operating funds retained ($283) in 1993       --           250         6,577

See accompanying notes.

                   Equitable Life Insurance Company of Iowa

                  Notes to Consolidated Financial Statements

                              December 31, 1995


1.  Significant Accounting Policies

Organization

Equitable Life Insurance Company of Iowa ("the Company") is a wholly-owned subsidiary of Equitable of Iowa Companies ("parent"). The Company and USG Annuity & Life Company ("USG") offer various insurance products including deferred fixed annuities, universal and term life insurance and variable annuities. These products are marketed by the Company's career agency force, brokers and through financial institutions. The Company's primary customers are middle-income individuals and small businesses.

Consolidation

The consolidated financial statements include the Company and its subsidiaries. The Company's principal subsidiaries are USG, Equitable American Insurance Company ("EAIC") and Equitable Companies. At
December 31, 1995 and 1994, all subsidiaries are wholly owned. All significant intercompany accounts and transactions have been eliminated.

Investments

Effective January 1, 1994, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 115, Accounting for Certain Investments in Debt and Equity Securities. Pursuant to SFAS No. 115, fixed maturity securities are designated as either "available for sale", "held for investment" or "trading". Sales of fixed maturities designated as "available for sale" are not restricted by SFAS No. 115. Available for sale securities are reported at market value and unrealized gains and losses on these securities are included directly in stockholder's equity, after adjustment for related changes in deferred policy acquisition costs, policy reserves and deferred income taxes. At December 31, 1995, all of the Company's fixed maturity securities are designated as available for sale although the Company is not precluded from designating fixed maturity securities as held for investment or trading at some future date. Securities that the Company has the positive intent and ability to hold to maturity are designated as "held for investment". Held for investment securities are reported at cost adjusted for amortization of premiums and discounts. Changes in the market value of these securities, except for declines that are other than temporary, are not reflected in the Company's financial statements. Sales of securities designated as held for investment are severely restricted by SFAS No. 115. Securities that are bought and held principally for the purpose of selling them in the near term are designated as trading securities. Unrealized gains and losses on trading securities are included in current earnings. Transfers of securities between categories are restricted and are recorded at fair value at the time of the transfer. Securities that are determined to have a decline in value that is other than temporary are written down to estimated fair value which becomes the security's new cost basis by a charge to realized losses in the Company's Statement of Income. Premiums and discounts are amortized/accrued utilizing the scientific interest method which results in a constant yield over the securities' expected life.

                   Equitable Life Insurance Company of Iowa

            Notes to Consolidated Financial Statements (continued)



1.  Significant Accounting Policies (continued)

Amortization/accrual of premiums and discounts on mortgage-backed securities incorporates a prepayment assumption to estimate the securities' expected life.

Prior to the adoption of SFAS No. 115, all of the Company's fixed maturity securities were classified as "held to maturity". Fixed maturity securities were written down to net realizable value (the sum of the estimated nondiscounted cash flows from the securities) if the securities were determined to have declines in value that were "other than temporary". Future investment income was recognized at the rate implicit in this calculation of net realizable value.

Equity securities (common and non-redeemable preferred stocks) are reported at market if readily marketable, or at cost if not readily marketable. The change in unrealized appreciation and depreciation of marketable equity securities (net of related deferred income taxes, if any) is included directly in stockholder's equity. Equity securities that are determined to have a decline in value that is other than temporary are written down to estimated fair value which becomes the security's new cost basis by a charge to realized losses in the Company's Statement of Income.

Mortgage loans on real estate are reported at cost adjusted for amortization of premiums and accrual of discounts. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected future cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of impaired loans is reduced by the establishment of a valuation allowance which is adjusted at each reporting date for significant changes in the calculated value of the loan. Changes in this valuation allowance are charged or credited to income.

Real estate, which includes real estate acquired through foreclosure, is reported at cost less allowances for depreciation. Real estate acquired through foreclosure, or in-substance foreclosure, is recorded at the lower of cost (which includes the balance of the mortgage loan, any accrued interest and any costs incurred to obtain title to the property) or fair value as determined at or before the foreclosure date. The carrying value of these assets is subject to regular review. If the fair value, less estimated sale cost, of real estate owned decreases to an amount lower than its carrying value, a valuation allowance is established for the difference. This valuation allowance can be restored should the fair value of the property increase. Changes in this valuation allowance are charged or credited to income.

Policy loans are reported at unpaid principal. Short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Investments accounted for by the equity method include investments in, and advances to, various joint ventures and partnerships.

                   Equitable Life Insurance Company of Iowa

            Notes to Consolidated Financial Statements (continued)



1.  Significant Accounting Policies (continued)

Market values, as reported herein, of publicly-traded fixed maturity securities are as reported by an independent pricing service. Market values of conventional mortgage-backed securities not actively traded in a liquid market are estimated using a third-party pricing system, which uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities. Market values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U.S. Treasury bonds. Market values of redeemable preferred stocks are as reported by the National Association of Insurance Commissioners ("NAIC"). Market values of equity securities are based on the latest quoted market prices, or where not readily marketable, at values which are representative of the market values of issues of comparable yield and quality. Realized gains and losses are determined on the basis of specific identification and average cost methods for manager initiated and issuer initiated disposals, respectively.

Cash and Cash Equivalents

For purposes of the consolidated statement of cash flows, the Company considers all demand deposits and interest-bearing accounts not related to the investment function to be cash equivalents. All interest-bearing accounts classified as cash equivalents have original maturities of three months or less.

Deferred Policy Acquisition Costs

Certain costs of acquiring new insurance business, principally commissions and other expenses related to the production of new business, have been deferred. For annuity and universal life products, such costs are being amortized generally in proportion to the present value (using the assumed crediting rate) of expected gross profits. This amortization is adjusted retrospectively, or "unlocked", when the Company revises its estimate of current or future gross profits to be realized from a group of products. For traditional life insurance products, such costs are being amortized over the premium-paying period of the related policies in proportion to premium revenues recognized, using principally the same assumptions for interest, mortality and withdrawals that are used for computing liabilities for future policy benefits subject to traditional "lock-in" concepts. Deferred policy acquisition costs are adjusted to reflect the pro-forma impact of unrealized gains and losses on fixed maturity securities the Company has designated as "available for sale" under SFAS No. 115.

Property and Equipment

Property and equipment primarily represent leasehold improvements at the Company's headquarters and at various agency offices and office furniture and equipment and are not considered to be significant to the Company's overall operations. Property and equipment are reported at cost less allowances for depreciation. Depreciation expense is computed primarily on the basis of the straight-line method over the estimated useful lives of the assets.

                   Equitable Life Insurance Company of Iowa

            Notes to Consolidated Financial Statements (continued)



1.  Significant Accounting Policies (continued)

Intangible Assets

Intangible assets include the value of various licenses acquired in conjunction with the purchase of USG which are being amortized over forty years using the straight-line method.

Future Policy Benefits

The liability for future policy benefits for traditional life insurance products has been calculated on a net-level premium basis. Interest assumptions range from 2.75% for 1956 and prior issues to a 9.00% level, graded to 6.00% after twenty years for current issues. Mortality, morbidity and withdrawal assumptions generally are based on actual experience. These assumptions have been modified to provide for possible unfavorable deviation from the assumptions. Future dividends for participating business (which accounted for 1.8% of premiums and 9.4% of inforce in 1995) are provided for in the liability for future policy benefits.

With respect to annuity and universal life products, the Company utilizes the retrospective deposit accounting method. Policy reserves represent the premiums received plus accumulated interest, less mortality and administration charges. Interest credited to these policies ranged from 3.35% to 11.35% during 1995, 3.50% to 11.35% during 1994, and 4.50% to
10.00% during 1993.

The unearned revenue reserve reflects the unamortized balance of the excess of first year administration charges over renewal period administration charges (policy initiation fees) on annuity and universal life products. These excess charges have been deferred and are being recognized in income over the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs.

Recognition of Premium Revenues and Costs

Traditional life insurance premiums are recognized as revenues over the premium-paying period. Future policy benefits and policy acquisition costs are associated with the premiums as earned by means of the provision for future policy benefits and amortization of deferred policy acquisition costs.

Revenues for annuity and universal life products consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed against policyholder account balances during the period. Expenses related to these products include interest credited to policyholder account balances and benefit claims incurred in excess of policyholder account balances.





                   Equitable Life Insurance Company of Iowa

            Notes to Consolidated Financial Statements (continued)



1.  Significant Accounting Policies (continued)

Deferred Income Taxes

Deferred tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred tax assets or liabilities are adjusted to reflect the pro-forma impact of unrealized gains and losses on fixed maturity securities the Company has designated as available for sale under SFAS No. 115. Changes in deferred tax assets or liabilities resulting from this SFAS No. 115 adjustment are charged or credited directly to stockholder's equity. Deferred income tax expenses or credits reflected in the Company's Statement of Income are based on the changes in the deferred tax asset or liability from period to period (excluding the SFAS No. 115 adjustment).

Separate Accounts

The transactions in the separate accounts (which are charged or credited directly to the accounts) are excluded from the consolidated statements of income.

Dividend Restrictions

The Company's ability to pay dividends to its parent company is restricted because prior approval of insurance regulatory authorities is required for payment of dividends to the stockholder which exceed an annual limitation. During 1996, the Company could pay dividends to the parent company of approximately $85,758,000 without prior approval of statutory authorities. Also, the amount ($514,576,000 at December 31, 1995) by which the stockholder's equity stated in conformity with generally accepted accounting principles exceeds statutory capital and surplus as reported is restricted and cannot be distributed.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the preparation period. Actual results could differ from those estimates.

Significant estimates and assumptions are utilized in the calculation of deferred policy acquisition costs, policyholder liabilities and accruals, postretirement benefits, guaranty fund assessment accruals and valuation allowances on investments and deferred tax benefits. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.




                   Equitable Life Insurance Company of Iowa

            Notes to Consolidated Financial Statements (continued)



1.  Significant Accounting Policies (continued)

Reclassification

Certain amounts in the 1994 and 1993 financial statements have been reclassified to conform to the 1995 financial statement presentation.

2.  Basis of Financial Reporting

The financial statements of the Company differ from related statutory financial statements principally as follows: (1) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (2) future policy benefit reserves on traditional life insurance products are based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions, which may differ from reserves based upon statutory mortality rates and interest; (3) future policy benefit reserves for annuity and universal life products are based on full account values, rather than the greater of cash surrender value or amounts derived from discounting methodologies utilizing statutory interest rates; (4) reserves are reported before reduction for reserve credits related to reinsurance ceded and a receivable is established, net of an allowance for uncollectible amounts, for these credits rather than presented net of these credits; (5) fixed maturity investments are designated as "available for sale" and valued at fair value with unrealized appreciation/depreciation, net of adjustments to deferred income taxes (if applicable) and deferred policy acquisition costs, credited/charged directly to stockholder's equity rather than valued at amortized cost; (6) the carrying value of fixed maturity securities is reduced to fair value by a charge to realized losses in the statements of income when declines in carrying value are judged to be other than temporary, rather than through the establishment of a formula-determined statutory investment reserve (carried as a liability), changes in which are charged directly to surplus; (7) deferred income taxes are provided for the difference between the financial statement and income tax bases of assets and liabilities; (8) net realized gains or losses attributed to changes in the level of interest rates in the market are recognized when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security or mortgage loan; (9) gains arising from sale lease-back transactions are deferred and amortized over the life of the lease rather than recognized in the period of sale; (10) a liability is established for anticipated guaranty fund assessments, net of related anticipated premium tax credits, rather than capitalized when assessed and amortized in accordance with procedures permitted by insurance regulatory authorities; (11) a prepaid pension cost asset established in accordance with SFAS No. 87, Employers' Accounting for Pensions, agents' balances and certain other assets designated as "non-admitted assets" for statutory purposes are reported as assets rather than being charged to surplus; (12) revenues for annuity and universal life products consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed rather than premiums received; (13) expenses for postretirement benefits other than pensions are recognized for all qualified employees rather than for only vested and fully-eligible employees, and the accumulated postretirement benefit obligation for years prior to adoption of

                   Equitable Life Insurance Company of Iowa

            Notes to Consolidated Financial Statements (continued)



2.  Basis of Financial Reporting (continued)

SFAS No. 106, Employers' Accounting for Postretirement Benefits Other than Pensions, was recognized as a cumulative effect of change in accounting method rather than deferred and amortized over twenty years, and (14) assets and liabilities are restated to fair values when a change in ownership occurs, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.

Net income for the Company, USG and EAIC as determined in accordance with statutory accounting practices was $87,179,000 in 1995, $61,421,000 in 1994, and $42,182,000 in 1993. Total statutory capital and surplus was $532,817,000 at December 31, 1995 and $431,585,000 at December 31, 1994.

3.  Investment Operations

Effective January 1, 1994, the Company adopted SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. SFAS No. 115 requires companies to classify their securities as "held to maturity", "available for sale" or "trading".

On November 15, 1995, the Financial Accounting Standards Board issued a special report A Guide to Implementation of Statement 115 on Accounting for Certain Investments in Debt and Equity Securities. This report allowed companies a one-time opportunity to reassess the classification of their securities holdings pursuant to SFAS No. 115. SFAS No. 115 significantly restricts a company's ability to sell securities in the held to maturity category without raising questions about the appropriateness of its accounting policy for such securities. Classification of securities as held to maturity therefore limits a company's ability to manage its investment portfolio in many circumstances. For example, a company would be prohibited from accepting a tender offer or responding to an anticipated decline in the credit quality of assets in a particular industry when the security is categorized as held to maturity. Additionally, a company is unable to adjust its portfolio to take advantage of tax planning opportunities or economic changes that would assist in providing the most appropriate asset liability management. Thus a company's ability to maintain the appropriate flexibility to make optimal investment decisions is significantly restricted if it classifies securities as held to maturity.

In response to this opportunity, the Company reclassified 100% of the securities in its "held to maturity" category to "available for sale" on December 1, 1995 to maximize investment flexibility. As a result of this reclassification, securities with combined cost totaling $5,250,921,000 and estimated fair value of $5,560,519,000 were transferred from the Company's held for investment portfolio to its available for sale portfolio. This transfer caused the net unrealized investment gain component of stockholder's equity to increase by $138,795,000 (net of deferred income taxes of $74,735,000 and an adjustment of $96,068,000 to deferred policy acquisition costs). The Company is not, however, precluded from classifying securities as held to maturity in the future. While it is not the Company's current practice to engage in active management of the fixed maturity securities

                   Equitable Life Insurance Company of Iowa

            Notes to Consolidated Financial Statements (continued)



3.  Investment Operations (continued)

portfolio such that significant sales would occur, the inability to implement prudent financial management decisions necessitated this change.

SFAS No. 115 requires the carrying value of fixed maturity securities classified as available for sale to be adjusted for changes in market value, primarily caused by interest rates. While other related accounts are adjusted as discussed above, the insurance liabilities supported by these securities are not adjusted under SFAS No. 115, thereby creating volatility in stockholder's equity as interest rates change. As a result, the Company expects that its stockholder's equity will be exposed to incremental volatility due to changes in market interest rates and the accompanying changes in the reported value of securities classified as available for sale, with equity increasing as market interest rates decline and, conversely, decreasing as market interest rates rise.

Due to this potential for distortion in stockholder's equity, fair value disclosure is provided in Note 4. SFAS No. 107, Disclosures about Fair Value of Financial Instruments requires disclosure of fair values for selected financial instruments but does not require disclosure of fair value of life insurance liabilities. Although the Company's life insurance liabilities are specifically exempted from this disclosure requirement, estimated fair value disclosure of these liabilities is provided in an effort to more properly reflect changes in stockholder's equity from fluctuations in interest rates.

The cumulative effect of the adoption of SFAS No. 115 was to increase stockholder's equity by $22,516,000, at January 1, 1994. The change in unrealized gain or loss included in stockholder's equity, net of adjustments, totaled $235,425,000 of unrealized gains (including the unrealized gain of $138,795,000 related to the December 1, 1995 reclassification of securities to available for sale) for the year ended December 31, 1995 and $49,009,000 of unrealized losses for the year ended December 31, 1994.



















                   Equitable Life Insurance Company of Iowa

            Notes to Consolidated Financial Statements (continued)



3.  Investment Operations (continued)

Realized gains (losses) and unrealized appreciation (depreciation) on investments are summarized below:

                                                      Realized*
                                       _______________________________________
                                               Year ended December 31
                                          1995          1994          1993
                                       _______________________________________
                                               (Dollars in thousands)
  Fixed maturities:
    Available for sale                    ($3,401)       $7,417
    Held for investment                     9,330        11,364       $44,765
  Equity securities                           912            --            --
  Mortgage loans on real estate                --           (62)         (363)
  Real estate                                (161)            7            14
  Equity investments                        2,844           971           580
                                       ___________   ___________   ___________
  Realized gains on investments            $9,524       $19,697       $44,996
                                       ===========   ===========   ===========

*See Note 5 for the income tax effects attributable to realized gains and losses on investments.

                                                       Unrealized
                                       _______________________________________
                                                  Year ended December 31
                                             1995          1994          1993
                                       _______________________________________
                                                  (Dollars in thousands)
  Fixed maturities:
    Available for sale                   $507,971      ($40,597)
    Held for investment                   334,708      (663,840)      144,409
  Equity securities                         1,614          (836)        1,242
                                       ___________   ___________   ___________
  Unrealized appreciation (depre-
    ciation) of investments              $844,293     ($705,273)     $145,651
                                       ===========   ===========   ===========








                   Equitable Life Insurance Company of Iowa

            Notes to Consolidated Financial Statements (continued)



3.  Investment Operations (continued)

Major categories of net investment income are summarized below:

                                                  Year ended December 31
                                             1995          1994          1993
                                       _______________________________________
                                                  (Dollars in thousands)
  Fixed maturities                       $558,903      $478,436      $397,912
  Equity securities                         1,255           303            45
  Mortgage loans on real estate            76,382        39,117        28,408
  Real estate                               2,747         3,696         2,696
  Policy loans                             10,049         9,788         9,838
  Short-term investments                    1,275           886           933
  Other - net                                 996           801           425
                                       ___________   ___________   ___________
                                          651,607       533,027       440,257
  Less investment expenses                (13,551)      (11,381)       (8,213)
                                       ___________   ___________   ___________
  Net investment income                  $638,056      $521,646      $432,044
                                       ===========   ===========   ===========






























                   Equitable Life Insurance Company of Iowa

            Notes to Consolidated Financial Statements (continued)


3.  Investment Operations (continued)

At December 31, 1995 and 1994, amortized cost, gross unrealized gains and losses and estimated market value of the Company's fixed maturity securities designated as available for sale are as follows:

AVAILABLE FOR SALE
                                            Gross        Gross        Estimated
                            Amortized    Unrealized    Unrealized      Market
                              Cost          Gains        Losses         Value
                           _____________________________________________________
                                          (Dollars in thousands)
December 31, 1995
U.S. Government and
 governmental agencies
 and authorities:
 Mortgage-backed
  securities                 $289,422       $16,738                    $306,160
 Other                         60,567         4,163           ($2)       64,728
States, municipalities
 and political
 subdivisions                  15,485         1,639            --        17,124
Foreign governments            10,573         3,426            --        13,999
Public utilities            1,271,641        92,546        (2,077)    1,362,110
Investment grade
 corporate                  2,322,036       277,981        (1,303)    2,598,714
Below investment grade
 corporate                    574,284        19,428       (12,492)      581,220
Mortgage-backed
 securities                 2,340,194        75,704        (8,142)    2,407,756
Redeemable preferred
 stocks                           635            --          (235)          400
                           ___________   ___________   ___________   ___________
Total available for sale   $6,884,837      $491,625      ($24,251)   $7,352,211
                           ===========   ===========   ===========   ===========
December 31, 1994
U.S. Government and
 governmental agencies
 and authorities:
 Mortgage-backed
  securities                  $17,817                       ($730)      $17,087
 Other                         30,624                      (1,178)       29,446
Public utilities               70,184          $704        (7,173)       63,715
Investment grade
 corporate                    365,162         9,288       (19,574)      354,876
Below investment grade
 corporate                    199,597           589       (23,417)      176,769
Mortgage-backed
 securities                   135,699         1,926        (1,032)      136,593
                           ___________   ___________   ___________   ___________
Total available for sale     $819,083       $12,507      ($53,104)     $778,486
                           ===========   ===========   ===========   ===========

                   Equitable Life Insurance Company of Iowa

            Notes to Consolidated Financial Statements (continued)



3.  Investment Operations (continued)


At December 31, 1994, the amortized cost, gross unrealized gains and losses, and estimated market value of the Company's fixed maturity securities designated as held for investment are as follows:

HELD FOR INVESTMENT
                                            Gross        Gross        Estimated
                            Amortized    Unrealized    Unrealized      Market
                              Cost          Gains        Losses         Value
                           _____________________________________________________
                                             (Dollars in thousands)
December 31, 1994
U.S. Government and
 governmental agencies
 and authorities:
 Mortgage-backed
  securities                 $288,914        $2,971      ($13,949)     $277,936
 Other                          3,980            66          (104)        3,942
States, municipalities
 and political
 subdivisions                  15,557            --        (1,128)       14,429
Foreign governments            10,573           719            --        11,292
Public utilities            1,231,799         7,148       (99,517)    1,139,430
Investment grade
 corporate                  1,594,095        33,750       (80,108)    1,547,737
Below investment grade
 corporate                    223,908           477       (19,074)      205,311
Mortgage-backed
 securities                 2,024,281         4,389      (170,091)    1,858,579
Redeemable preferred
 stocks                           691            --          (257)          434
                           ___________   ___________   ___________   ___________
Total held for investment  $5,393,798       $49,520     ($384,228)   $5,059,090
                           ===========   ===========   ===========   ===========

No fixed maturity securities were designated as held for investment at December 31, 1995. Short-term investments, all with maturities of 30 days or less, have been excluded from the above schedules. Amortized cost approximates market value for these securities.








                   Equitable Life Insurance Company of Iowa

            Notes to Consolidated Financial Statements (continued)



3.  Investment Operations (continued)

The amortized cost and estimated market value of fixed maturity securities, by contractual maturity, at December 31, 1995, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

AVAILABLE FOR SALE
                                                           Estimated
                                             Amortized      Market
                                               Cost          Value
                                            _________________________
                                              (Dollars in thousands)
December 31, 1995
Due after one year through five years         $178,935      $183,442
Due after five years through ten years       1,343,419     1,450,436
Due after ten years                          2,732,867     3,004,417
                                            ___________   ___________
                                             4,255,221     4,638,295
Mortgage-backed securities                   2,629,616     2,713,916
                                            ___________   ___________
Total available for sale                    $6,884,837    $7,352,211
                                            ===========   ===========


























                   Equitable Life Insurance Company of Iowa

            Notes to Consolidated Financial Statements (continued)



3.  Investment Operations (continued)

The amortized cost and market value of mortgage-backed securities, which comprise 37% of the Company's investment in fixed maturity securities at December 31, 1995, by type, are as follows:

                                                                 Estimated
                                                  Amortized       Market
                                                    Cost           Value
                                                 __________________________
                                                   (Dollars in thousands)
December 31, 1995
Mortgage-backed securities:
  Government and agency guaranteed pools:
    Very accurately defined maturities              $17,199        $18,646
    Planned amortization class                       84,746         91,044
    Targeted amortization class                      29,290         30,216
    Sequential pay                                   69,084         71,439
    Pass through                                     89,103         94,815
Private Label CMOs and REMICs:
    Very accurately defined maturities               30,555         32,026
    Planned amortization class                       25,448         27,357
    Targeted amortization class                     445,545        449,932
    Sequential pay                                1,767,444      1,823,761
    Mezzanines                                       38,026         39,655
    Private placements and subordinate issues        33,176         35,025
                                                 ___________    ___________
Total mortgage-backed securities                 $2,629,616     $2,713,916
                                                 ===========    ===========

During periods of significant interest rate volatility, the mortgages underlying mortgage-backed securities may prepay more quickly or more slowly than anticipated. If the principal amount of such mortgages are prepaid earlier than anticipated during periods of declining interest rates, investment income may decline due to reinvestment of these funds at lower current market rates. If principal repayments are slower than anticipated during periods of rising interest rates, increases in investment yield may lag behind increases in interest rates because funds will remain invested at lower historical rates rather than reinvested at higher current rates. To mitigate this prepayment volatility, the Company invests primarily in intermediate tranche collateralized mortgage obligations ("CMOs"). CMOs are pools of mortgages that are segregated into sections, or tranches, which provide sequential retirement of bonds rather than a pro-rata share of principal return in the pass-through structure. The Company owns no "interest only" or "principal only" mortgage-backed securities. Further, the Company has not purchased obligations at significant premiums, thereby limiting exposure to loss during periods of accelerated prepayments. At December 31, 1995, unamortized premiums on mortgage-backed securities totaled $5,611,000 and unaccrued discounts on mortgage-backed securities totaled $61,808,000.

                   Equitable Life Insurance Company of Iowa

            Notes to Consolidated Financial Statements (continued)



3.  Investment Operations (continued)

An analysis of sales, maturities and principal repayments of the Company's fixed maturities portfolio for the years ended December 31, 1995, 1994 and 1993 is as follows:

                                            Gross       Gross      Proceeds
                             Amortized    Realized    Realized       from
                               Cost         Gains      Losses        Sale
                            _________________________________________________
                                         (Dollars in thousands)
Year ended December 31, 1995
Scheduled principal repayments
 calls and tenders (available
 for sale only):
   Available for sale          $59,935        $319        ($19)      $60,235
   Held for investment         172,082       5,279        (274)      177,087
Sales:
   Available for sale           82,837       2,104          (3)       84,938
   Held for investment          21,983       4,325          --        26,308
                            ___________   _________   _________   ___________
Total                         $336,837     $12,027       ($296)     $348,568
                            ===========   =========   =========   ===========


Year ended December 31, 1994
Scheduled principal repayments
 calls and tenders (available
 for sale only):
   Available for sale         $167,285      $4,877        ($11)     $172,151
   Held for investment         275,480      11,389         (25)      286,844
Sales:
   Available for sale           29,526       3,184         (14)       32,696
                            ___________   _________   _________   ___________
Total                         $472,291     $19,450        ($50)     $491,691
                            ===========   =========   =========   ===========


Year ended December 31, 1993
Scheduled principal
 repayments, calls and
 tenders                      $999,855     $50,924                $1,050,779
Sales                            5,481         284                     5,765
                            ___________   _________   _________   ___________
Total                       $1,005,336     $51,208    $      --   $1,056,544
                            ===========   =========   =========   ===========




                   Equitable Life Insurance Company of Iowa

            Notes to Consolidated Financial Statements (continued)




3.  Investment Operations (continued)

During the second quarter of 1995, the Company sold one security with an amortized cost of $21,983,000 from the held for investment portfolio generating a realized gain of $4,325,000. This sale was due to a significant deterioration of the issuer's creditworthiness resulting from the announced reorganization of the issuer.

At December 31, 1995, unrealized appreciation of equity securities of $3,787,000, is comprised of gross unrealized appreciation of $4,000,000 on the Company's investment in affiliated common stock and its registered separate account and gross unrealized depreciation of $213,000 on the Company's other equity securities.

The carrying value of investments which have been non-income producing for the twelve months preceding December 31, 1995 totaled $239,000 related to one real estate property.

The Company analyzes its investment portfolio at least quarterly in order to determine if the carrying value of its investments has been impaired. The carrying value of debt and equity securities is written down to fair value by a charge to realized losses when an impairment in value appears to be other than temporary. During 1995, the Company identified two below investment grade securities as having impairments in value that were other than temporary. As a result of those determinations, the Company recognized pre-tax losses of $5,802,000 to reduce the carrying value of the securities to their estimated fair value. These securities were subsequently sold resulting in realized gains totaling $1,200,000. During 1994, the Company recognized a pre-tax loss of $619,000 to reduce the carrying value of one fixed maturity security to its estimated fair value. This security had been previously written down to its estimated net realizable value by a charge to realized losses of $6,443,000 during 1993. This security was sold in the fourth quarter of 1994 at a nominal gain.

At December 31, 1995, the Company had established valuation allowances of $202,000 on two mortgage loans (one of which was delinquent by 90 days or more) to reduce the carrying value of these investments to their estimated fair value less costs to sell. At December 31, 1994, the Company had established valuation allowances of $57,000 on one mortgage loan and $959,000 on one real estate property (sold in 1995) to reduce the carrying value of these investments to their estimated fair value, less costs to sell. During the year ended December 31, 1993, the Company recognized a pre-tax loss of $363,000 to reduce the carrying value of one mortgage loan (sold in 1994) and established a valuation allowance of $86,000 on one real estate property to reduce the carrying value of these investments to their estimated fair value, less costs to sell.

At December 31, 1995, affidavits of deposits covering bonds with a par value of $1,693,573,000 (1994 - $1,519,564,000), mortgage loans with an unpaid principal balance of $304,729,000 (1994 - $225,404,000) and policy loans with an unpaid balance of $167,844,000 (1994 - $168,653,000) were on deposit with state agencies to meet regulatory requirements. In addition,

                   Equitable Life Insurance Company of Iowa

            Notes to Consolidated Financial Statements (continued)



3.  Investment Operations (continued)

at December 31, 1995, pursuant to a reinsurance agreement, the Company had investments with a carrying value of $64,350,000 (1994 - $84,156,000) and estimated market values of $64,350,000 (1994 - $72,637,000) deposited in a trust for the benefit of the ceding company.

The Company's investment policies related to its investment portfolio require diversification by asset type, company and industry and set limits on the amounts which can be invested in an individual issuer. Such policies are at least as restrictive as those set forth by regulatory authorities. Fixed maturity investments included investments in various non-governmental mortgage-backed securities (33% in 1995 and 35% in 1994), public utilities (19% in 1995 and 22% in 1994), basic industrials (21% in 1995 and 18% in 1994), and consumer products (12% in 1995 and 13% in 1994). Mortgage loans on real estate have been analyzed by geographical locations and there are no concentrations of mortgage loans in any state exceeding ten percent in 1995 and 1994. Mortgage loans on real estate have also been analyzed by collateral type with significant concentrations identified in retail facilities (32% in 1995 and 33% in 1994), industrial buildings (26% in 1995 and 25% in 1994), multi-family residential buildings (24% in 1995 and 25% in 1994), and office buildings (17% in 1995 and 15% in 1994).
Equity securities are comprised of investments in the Company's registered separate account and other equity securities and do not contain any
concentrations of risk by issuer or industry.   Real estate and investments
accounted for by the equity method are not significant to the Company's overall investment portfolio.

No investment in any person or its affiliates (other than bonds issued by agencies of the United States government) exceeded ten percent of stockholder's equity at December 31, 1995.


4.  Fair Values of Financial Instruments

SFAS No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of estimated fair value of all financial instruments, including both assets and liabilities recognized and not recognized in a Company's balance sheet, unless specifically exempted. SFAS No. 119, Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosures about derivative financial instruments. Most of the Company's investments, insurance liabilities and debt fall within the standards' definition of a financial instrument.
Although the Company's life insurance liabilities are specifically exempted from this disclosure requirement, estimated fair value disclosure of these liabilities is also provided in order to make the disclosures more meaningful. Accounting, actuarial and regulatory bodies are continuing to study the methodologies to be used in developing fair value information, particularly as it relates to such things as liabilities for insurance contracts. Accordingly, care should be exercised in deriving conclusions about the Company's business or financial condition based on the information presented herein.


                   Equitable Life Insurance Company of Iowa

            Notes to Consolidated Financial Statements (continued)


4.  Fair Values of Financial Instruments (continued)

The Company closely monitors the level of its insurance liabilities, the level of interest rates credited to its interest-sensitive products and the assumed interest margin provided for within the pricing structure of its other products. These amounts are taken into consideration in the Company's overall management of interest rate risk, which attempts to minimize exposure to changing interest rates through the matching of investment cash flows with amounts expected to be due under insurance contracts. In addition, the Company is not currently a party to any financial instruments such as futures, forward, swap or option contracts, or other financial instruments with similar characteristics. As such, the Company believes that it has reduced the volatility inherent in its "fair value" adjusted stockholder's equity, although such volatility will not be reduced completely. As discussed below, the Company has used discount rates in its determination of fair values for its liabilities which are consistent with market yields for related assets. The use of the asset market yield is consistent with management's opinion that the risks inherent in its asset and liability portfolios are similar. This assumption, however, might not result in values that are consistent with those obtained through an actuarial appraisal of the Company's business or values that might arise in a negotiated transaction.

































                   Equitable Life Insurance Company of Iowa

            Notes to Consolidated Financial Statements (continued)


4.  Fair Values of Financial Instruments (continued)

The following compares carrying values as shown for financial reporting purposes with estimated fair values:

                                December 31, 1995           December 31, 1994
                            _____________________________________________________
                                           Estimated                   Estimated
                             Carrying        Fair        Carrying        Fair
                               Value         Value         Value         Value
                            ___________   ___________   ___________   ___________
                                             (Dollars in thousands)
Assets
Balance sheet financial assets:
  Fixed maturities:
    Available for sale      $7,352,211    $7,352,211      $778,486      $778,486
    Held for investment             --            --     5,393,798     5,059,090
  Equity securities of
   unaffiliated companies       50,595        50,595        22,978        22,978
  Equity security of
   affiliated company            3,599         3,599         3,164         3,164
  Mortgage loans on real
    estate                   1,169,456     1,245,128       610,185       586,333
  Short-term investments        35,282        35,282        45,796        45,796
  Cash and cash equivalents     10,390        10,390        11,830        11,830
  Notes and other
    receivables                137,126       137,126       119,261       119,261
  Separate account assets      171,881       171,881        84,963        84,963
                            ___________   ___________   ___________   ___________
                             8,930,540     9,006,212     7,070,461     6,711,901
Deferred policy acquisition
  costs and intangible
  assets                       556,596            --       610,118            --
Prepaid pension and other
  postretirement benefits       24,547        22,737        21,702        18,404
Non-financial assets            52,779        52,779        63,710        63,710
                            ___________   ___________   ___________   ___________
Total assets                $9,564,462    $9,081,728    $7,765,991    $6,794,015
                            ===========   ===========   ===========   ===========













                   Equitable Life Insurance Company of Iowa

            Notes to Consolidated Financial Statements (continued)


4.  Fair Values of Financial Instruments (continued)

                                 December 31, 1995           December 31, 1994
                            _____________________________________________________
                                           Estimated                   Estimated
                             Carrying        Fair        Carrying        Fair
                               Value         Value         Value         Value
                            ___________   ___________   ___________   ___________
                                            (Dollars in thousands)
Liabilities and stockholder's equity
Balance sheet financial liabilities:
Liabilities:
  Future policy benefits (net
   of related policy loans):
    Annuity products        $6,846,030    $5,905,241    $5,718,888    $4,312,559
    Universal life and
      current interest
      products                 441,726       309,142       390,061       258,852
    Participating life insur-
      ance and dividend
      accumulations            577,599       444,497       580,043       377,577
    Traditional life insurance
      - nonpar                 167,740       113,948       166,227       114,193
                            ___________   ___________   ___________   ___________
                             8,033,095     6,772,828     6,855,219     5,063,181

  Separate account
    liabilities                171,881       171,881        84,963        84,963
                            ___________   ___________   ___________   ___________
                             8,204,976     6,944,709     6,940,182     5,148,144
Deferred income taxes on fair
  value adjustments                 --       272,983            --       287,894
Non-financial liabilities      312,092       312,092       152,964       152,964
                            ___________   ___________   ___________   ___________
Total liabilities            8,517,068     7,529,784     7,093,146     5,589,002

Stockholder's equity         1,047,394     1,551,944       672,845     1,205,013
                            ___________   ___________   ___________   ___________
Total liabilities and
  stockholder's equity      $9,564,462    $9,081,728    $7,765,991    $6,794,015
                            ===========   ===========   ===========   ===========

The following methods and assumptions were used by the Company in estimating fair values:

 Fixed maturities: Estimated market values of publicly traded securities are as reported by an independent pricing service. Estimated market values of conventional mortgage-backed securities not actively traded in a liquid market are estimated using a third-party pricing system, which uses a matrix calculation assuming a spread over U. S. Treasury bonds

                   Equitable Life Insurance Company of Iowa

            Notes to Consolidated Financial Statements (continued)


4.  Fair Values of Financial Instruments (continued)

 based upon the expected average lives of the securities. Market values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U.S. Treasury bonds. Estimated market values of redeemable preferred stocks are as reported by the NAIC.

 Equity securities: Estimated fair values are based upon the latest quoted market prices, where available. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality.

 Mortgage loans on real estate: Fair values are estimated by discounting expected cash flows, using interest rates currently being offered for similar loans.

 Short-term investments, cash and cash equivalents and notes and other receivables: Carrying values reported in the Company's historical cost basis balance sheet approximate estimated fair value for these instruments, due to their short-term nature.

 Prepaid pension and other postretirement benefits: Estimated fair value of the prepaid pension costs asset and other postretirement benefits obligations represents the fair value of plan assets less accumulated benefit obligations (pension) and accumulated postretirement benefit obligations. Differences in estimated fair value and carrying value are the result of deferral of recognition of: prior service costs, unrecognized gains and losses and the remaining balance of the unrecognized transition asset for pensions.

 Separate account assets and liabilities: Separate account assets and liabilities are reported at estimated fair value in the Company's historical cost basis balance sheet.

 Future policy benefits: Estimated fair values of the Company's liabilities for future policy benefits for annuity products, universal life and current interest products, participating life insurance and dividend accumulations and non-par traditional life insurance products are based upon discounted cash flow calculations. Cash flows of future policy benefits are discounted using the market yield rate of the assets supporting these liabilities. Estimated fair values are presented net of the estimated fair value of corresponding policy loans due to the interdependent nature of the cash flows associated with these items.

 Deferred policy acquisition costs and intangible assets: For historical cost purposes, the recovery of policy acquisition costs is based on the realization, among other things, of future interest spreads and gross premiums on in-force business. Because these cash flows are considered in the computation of the future policy benefit cash flows, the deferred policy acquisition cost balance does not appear on the estimated fair value balance sheet. Intangible assets do not appear in the estimated fair value balance sheet because there are no cash flows related to these assets.

                   Equitable Life Insurance Company of Iowa

            Notes to Consolidated Financial Statements (continued)

4.  Fair Values of Financial Instruments (continued)

 Derivative financial instruments: SFAS No. 119 requires disclosures about derivative financial instruments such as futures, forward, swap or option contracts, or other financial instruments with similar characteristics. The Company was not a party to such derivative financial instruments at any time during 1995 or 1994.

 Deferred income taxes on fair value adjustments: Deferred income taxes have been reported at the statutory rate for the differences (except for those attributed to permanent differences) between the carrying value and estimated fair value of assets and liabilities set forth herein.

 Non-financial assets and liabilities: Values are presented at historical cost. Non-financial assets consist primarily of real estate, securities and indebtedness of related parties, property and equipment, current income taxes recoverable and guaranty fund premium tax offset. Non-financial liabilities consist primarily of other policy claims and benefits, accrued dividends, deferred income taxes payable, guaranty fund assessments payable, outstanding checks, suspense accounts, draft accounts payable and payable to reinsurers.

SFAS No. 107 and SFAS No. 119 require disclosure of estimated fair value information about financial instruments, whether or not recognized in the consolidated balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, estimated fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. The above presentation should not be viewed as an appraisal as there are several factors, such as the fair value associated with customer or agent relationships and other intangible items, which have not been considered. In addition, interest rates and other assumptions might be modified if an actual appraisal were to be performed. Accordingly, the aggregate estimated fair value amounts presented herein are limited by each of these factors and do not purport to represent the underlying value of the Company.

5.  Income Taxes

The Company and all of its subsidiaries file a consolidated federal income tax return with its parent company. The parent company and its subsidiaries each report current income tax expense as allocated under a consolidated tax allocation agreement. Taxes payable (receivable) to/from the parent under this agreement were $3,149,000 and $(9,487,000) at December 31, 1995 and 1994,
respectively. Generally, this allocation results in profitable companies recognizing a tax provision as if the individual company filed a separate return and loss companies recognizing benefits to the extent their losses contribute to reduce consolidated taxes. Deferred income taxes have been established by each member of the consolidated group based upon the temporary differences, the reversal of which will result in taxable or deductible amounts in future years when the related asset or liability is recovered or settled, within each entity.

                   Equitable Life Insurance Company of Iowa

            Notes to Consolidated Financial Statements (continued)


5.  Income Taxes (continued)

Income tax expenses (credits) are included in the consolidated financial statements as follows:

                                                  Year ended December 31
                                             1995          1994          1993
                                       _______________________________________
                                                  (Dollars in thousands)
Taxes provided in consolidated statements
  of income on:
  Income before equity income (loss):
    Current                               $46,168       $43,357       $53,650
    Deferred                                1,065         9,905        (3,181)
                                       ___________   ___________   ___________
                                           47,233        53,262        50,469
  Equity income (loss):
    Current                                   (43)          (65)           25
    Deferred                                   52            52            43
                                       ___________   ___________   ___________
                                                9           (13)           68
  Taxes provided in consolidated
   statement changes in stockholder's
   equity on unrealized gains and
   losses, less valuation allowance
   of $9,403 in 1994 - deferred           113,503            --            --
                                       ___________   ___________   ___________
                                         $160,745       $53,249       $50,537
                                       ===========   ===========   ===========

Income tax expense (credits) attributed to realized gains and losses on investments amounted to $3,333,000, $6,744,000 and $15,749,000 for the years ended December 31, 1995, 1994 and 1993, respectively. The effective tax rate on income before income taxes and equity income (loss) is different from the prevailing federal income tax rate as follows:

                                                  Year ended December 31
                                             1995          1994          1993
                                       _______________________________________
                                                  (Dollars in thousands)
Income before income taxes and
  equity income (loss)                   $134,726      $153,224      $143,640

Income tax at federal statutory rate       47,154        53,628        50,274
Tax effect (decrease) of:
  Taxes provided for IRS examinations          --            --           200
  Other items                                  79          (366)           (5)
                                       ___________   ___________   ___________
Income tax expense                        $47,233       $53,262       $50,469
                                       ===========   ===========   ===========

                   Equitable Life Insurance Company of Iowa

            Notes to Consolidated Financial Statements (continued)


5.  Income Taxes (continued)

The Internal Revenue Service ("IRS") is currently examining, or has examined, the parent company's consolidated income tax returns through 1992. The 1993 and 1994 consolidated income tax returns remain open to examination. Management believes amounts provided for IRS examinations are adequate to settle any adjustments raised by the IRS.

The tax effect of temporary differences giving rise to the Company's deferred income tax assets and liabilities at December 31, 1995 and 1994, is as follows:

                                                          December 31
                                                       1995          1994
                                                   _________________________
                                                     (Dollars in thousands)
Deferred tax assets:
  Net unrealized depreciation of available for sale
    fixed maturity securities                                       $14,339
  Future policy benefits                             $208,431       187,609
  Accrued dividends                                     4,375         4,397
  Guaranty fund assessment accruals                    17,030         5,557
  Other                                                 9,194         8,534
                                                   ___________   ___________
                                                      239,030       220,436
Deferred tax liabilities:
  Net unrealized appreciation of available for sale
    fixed maturity securities                        (163,581)           --
  Deferred policy acquisition costs                  (168,753)     (192,061)
  Prepaid pension costs                               (11,532)      (10,434)
  Other                                                (8,335)       (6,904)
                                                   ___________   ___________
                                                     (352,201)     (209,399)
Valuation allowance, for amounts attributable
  to net unrealized depreciation for assets
  available for sale                                       --        (9,403)
                                                   ___________   ___________
Deferred income tax asset (liability)               ($113,171)       $1,634
                                                   ===========   ===========

A valuation allowance of $9,403,000 was established to offset the deferred tax asset related to the unrealized depreciation of assets held in the available for sale account at December 31, 1994. No valuation allowance was established for 1995 because the available for sale account reflected net unrealized appreciation.

Prior to 1984, a portion of the Company's current income was not subject to current income taxation, but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account". The


                   Equitable Life Insurance Company of Iowa

            Notes to Consolidated Financial Statements (continued)


5.  Income Taxes (continued)

aggregate accumulation in this account at December 31, 1995 was $14,388,000. Should the policyholders' surplus account of the Company exceed the limitation prescribed by federal income tax law, or should distributions be made by the Company to the parent company in excess of $358,918,000, such excess would be subject to federal income taxes at rates then effective. Deferred income taxes of $5,036,000 have not been provided on amounts included in this memorandum account since the Company contemplates no action and can foresee no events that would create such a tax.

Deferred income taxes (credits) were also reported on equity income during these periods. These taxes arise from the recognition of income and losses differently for purposes of filing federal income tax returns than for financial reporting purposes.

6.  Employee Stock Compensation and Retirement Plans

Certain key employees of the Company participate in stock incentive plans sponsored by Equitable of Iowa Companies, which provide for the award of stock options or shares of stock of Equitable of Iowa Companies through three means: qualified incentive stock options (as defined in the Internal Revenue Code), non-qualified stock options and restricted shares. The non-qualified stock options are compensatory, and require the accrual of compensation expense over the period of service from the date the options are granted until they become fully exercisable if market values exceed the option price on the measurement date. During the years ended December 31, 1995, 1994 and 1993, compensation (income)/expense of $(4,000), $15,000 and $78,000, respectively, was recognized related to these options.

The Company also awards restricted common stock of Equitable of Iowa Companies to certain key employees. These shares are subject to forfeiture to Equitable of Iowa Companies should the individuals terminate their relationship with the Company for reasons other than death, permanent disability or change in Company control prior to full vesting. Shares granted to key employees generally vest over three to five years from the date of grant. The Company amortizes as compensation expense the market value on date of grant of restricted stock using the straight-line method over the vesting periods. Compensation expense recognized during the years ended December 31, 1995, 1994 and 1993 aggregated $533,000, $696,000 and
$450,000, respectively.

The Company also participates in a discretionary stock award plan under which employees and agents are awarded shares of Equitable of Iowa Companies' stock for superior performance. During the years ended December 31, 1995, 1994 and 1993, awards of 1,370, 495 and 580 shares of stock resulted in charges to income of $42,000, $16,000 and $15,000, respectively.

The Company sponsors a long-term incentive compensation plan which allows certain agents to earn units equal to shares of Equitable of Iowa
Companies' common stock based on personal production and the maintenance of specific levels of assets under management. At December 31, 1995 and 1994, the Company held 112,000 shares of common stock of Equitable of Iowa

                   Equitable Life Insurance Company of Iowa

            Notes to Consolidated Financial Statements (continued)


6.  Employee Stock Compensation and Retirement Plans (continued)

Companies, with a market value of $3,599,000 and $3,164,000, respectively (cost - $618,000), to provide for projected distributions based on current performance levels, under this plan. This program resulted in expense/(income) of $736,000, $(129,000) and $926,000 in the years ended December 31, 1995, 1994 and 1993, respectively.

Substantially all full-time employees of the Company are covered by a non-contributory self-insured defined benefit pension plan. The benefits are based on years of service and the employee's compensation during the last five years of employment. Further, the parent sponsors a supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to Internal Revenue Code Section 401(a)(17) and those allowed due to integration rules. The Company's funding policy with respect to the plan is consistent with the funding requirements of federal law and regulations.

The following table sets forth the plan's funded status and amounts recognized in the Company's consolidated balance sheet:

                                                             December 31
                                                          1995         1994
                                                      ________________________
                                                      (Dollars in thousands)
Accumulated benefit obligation, including vested
  benefits of $53,522 in 1995 and $45,788 in 1994        $54,441      $46,534
                                                      ===========  ===========

Plan assets at fair value, primarily bonds, common
  stocks (including 400,000 shares of the Equitable
  of Iowa Companies' common stock), mortgage loans
  and short-term investments                             $92,827      $78,120
Projected benefit obligation for service rendered
  to date                                                 61,332       51,778
                                                      ___________  ___________

Plan assets in excess of projected benefit obligation     31,495       26,342
Unrecognized net loss from past experience different
  from that assumed and effects of changes in
  assumptions                                              2,793        7,002
Prior service cost not yet recognized                        619          760
Unrecognized net asset at the transition date, net
  of amortization                                         (1,109)      (3,456)
                                                      ___________  ___________
Prepaid pension cost                                     $33,798      $30,648
                                                      ===========  ===========





                   Equitable Life Insurance Company of Iowa

            Notes to Consolidated Financial Statements (continued)


6.  Employee Stock Compensation and Retirement Plans (continued)

Net periodic pension benefit included the following components:

                                                    Year ended December 31
                                                1995         1994         1993
                                          _____________________________________
                                                    (Dollars in thousands)
Actual return on plan assets                 $18,201      ($7,681)     $13,647
Service cost-benefits earned during
  the period                                  (1,052)      (1,221)        (935)
Interest cost on projected benefit
  obligation                                  (4,096)      (3,867)      (3,623)
Net amortization and deferral                 (9,979)      16,761       (4,932)
                                          ___________  ___________  ___________
Net periodic pension benefit                  $3,074       $3,992       $4,157
                                          ===========  ===========  ===========

The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of the projected benefit obligation were 7.0% and 5.0%, respectively, at December 31, 1995, and 8.0% and 5.0%, respectively, at December 31, 1994. The average expected long-term rate of return on plan assets was 8.0% in 1995 and 1994 and 8.5% in 1993.

In addition to the Company's defined benefit pension plan, the Company sponsors plans that provide postretirement medical and group term life insurance benefits to full-time employees and agents who have worked for the Company for five years and attained age 55 as of January 1, 1992. The medical plans are contributory, with retiree contributions adjusted annually, and contain other cost-sharing features such as deductibles and coinsurance. The accounting for these plans anticipates that the Company's contributions will increase annually by the lesser of the health care inflation rate or 3%, with increases in excess of these amounts borne by the employee or agent. All payments of the liability for group term life insurance are funded by the Company on a pay-as-you-go (cash) basis.
















                   Equitable Life Insurance Company of Iowa

            Notes to Consolidated Financial Statements (continued)


6.  Employee Stock Compensation and Retirement Plans (continued)

The Company has chosen not to fund any amounts in excess of current benefits. The following table sets forth the amounts recognized in the Company's consolidated balance sheet:

                                                     December 31, 1995
                                                _____________________________
                                                              Life
                                                 Medical Insurance
                                                   Plans     Plans     Total
                                                _____________________________
                                                   (Dollars in thousands)
Accumulated postretirement benefit obligation:

  Retirees                                        $4,033    $1,981    $6,014
  Fully eligible active plan participants            969       140     1,109
  Other active plan participants                   1,236        73     1,309
                                                _________ _________ _________
Accumulated postretirement benefit obligation
  in excess of plan assets                         6,238     2,194     8,432
Prior service cost not yet recognized in net
  postretirement benefit cost                        360        83       443
Unrecognized net loss                               (358)     (116)     (474)
                                                _________ _________ _________
Accrued postretirement benefit cost               $6,240    $2,161    $8,401
                                                ========= ========= =========

                                                     December 31, 1994
                                                _____________________________
                                                              Life
                                                 Medical Insurance
                                                   Plans     Plans     Total
                                                _____________________________
                                                   (Dollars in thousands)
Accumulated postretirement benefit obligation:

  Retirees                                        $3,374    $1,854    $5,228
  Fully eligible active plan participants          1,026       160     1,186
  Other active plan participants                   1,232        82     1,314
                                                _________ _________ _________
Accumulated postretirement benefit obligation
  in excess of plan assets                         5,632     2,096     7,728
Prior service cost not yet recognized in net
  postretirement benefit cost                        393        90       483
Unrecognized net loss                                (72)      (28)     (100)
                                                _________ _________ _________
Accrued postretirement benefit cost               $5,953    $2,158    $8,111
                                                ========= ========= =========

                   Equitable Life Insurance Company of Iowa

            Notes to Consolidated Financial Statements (continued)

6.  Employee Stock Compensation and Retirement Plans (continued)

Net periodic postretirement benefit costs include the following components:

                                                      December 31, 1995
                                                _____________________________
                                                              Life
                                                 Medical Insurance
                                                   Plans     Plans     Total
                                                _____________________________
                                                    (Dollars in thousands)
Service cost                                        $250       $10      $260
Interest cost                                        409       153       562
Net amortization of prior service cost               (33)       (7)      (40)
                                                _________ _________ _________
Net periodic postretirement benefit cost            $626      $156      $782
                                                ========= ========= =========

                                                      December 31, 1994
                                                _____________________________
                                                              Life
                                                 Medical Insurance
                                                   Plans     Plans     Total
                                                _____________________________
                                                    (Dollars in thousands)
Service cost                                        $279       $13      $292
Interest cost                                        405       159       564
Net amortization of prior service cost and
  amortization of unrecognized loss                  (26)       (6)      (32)
                                                _________ _________ _________
Net periodic postretirement benefit cost            $658      $166      $824
                                                ========= ========= =========

                                                      December 31, 1993
                                                _____________________________
                                                              Life
                                                 Medical Insurance
                                                   Plans     Plans     Total
                                                _____________________________
                                                    (Dollars in thousands)
Service cost                                        $244       $27      $271
Interest cost                                        381       163       544
                                                _________ _________ _________
Net periodic postretirement benefit cost            $625      $190      $815
                                                ========= ========= =========

                   Equitable Life Insurance Company of Iowa

            Notes to Consolidated Financial Statements (continued)

6.  Employee Stock Compensation and Retirement Plans (continued)

The weighted-average annual assumed rate of increase in the per capita cost of health care benefits (i.e., health care cost trend rate) used in determining the actuarial present value of the accumulated postretirement benefit obligation was 12.5% at December 31, 1995 and 13.5% at December 31, 1994 for employees under 65 and 8.5% at December 31, 1995 and 9.0% at December 31, 1994 for employees over 65, with the rates for both groups to be graded down to 5.5% for 2005 and thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care trend rates by one percent would increase the accumulated postretirement benefit obligation as of December 31, 1995 by $744,000 and net periodic postretirement benefit costs for the year ended December 31, 1995 by $95,000. The discount rate used in determining the accumulated postretirement benefit obligation was 7.0% at December 31, 1995 and 8.0% at December 31, 1994.

The Company also sponsors an unfunded deferred compensation plan providing benefits to certain former employees. The Company recognized benefits of $20,000, $38,000 and $44,000 during the years ended December 31, 1995, 1994 and 1993, respectively, in connection with this plan.

The Company sponsors pension plans for its employees which are qualified under Internal Revenue Code Section 401(k). Employees may contribute a portion of their annual salary, subject to limitation, to the plans. The Company contributes an additional amount, subject to limitation, based on the voluntary contribution of the employee. Company contributions charged to expense with respect to these plans during the years ended December 31, 1995, 1994 and 1993 were $292,000, $289,000 and $259,000, respectively.

The Company has non-contributory self-insured defined contribution pension plans for its agents. Contributions charged to expense under these plans during the years ended December 31, 1995, 1994 and 1993 amounted to $368,000, $389,000 and $566,000, respectively.

Certain of the assets related to these plans are on deposit with the Company and amounts relating to these plans are included in these consolidated financial statements.

7. Commitments and Contingencies

Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers. Reinsurance coverages for life insurance vary according to the age and risk classification of the insured with retention limits ranging up to $500,000 of coverage per individual life. The Company does not use financial or surplus relief
reinsurance.   At December 31, 1995, life insurance in force ceded on a
consolidated basis amounted to $1,459,523,000, or approximately 13.4% of total life insurance in force.




                   Equitable Life Insurance Company of Iowa

            Notes to Consolidated Financial Statements (continued)


7. Commitments and Contingencies (continued)

Reinsurance contracts do not relieve the Company of its obligations to its policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations, and payment of these obligations could result in losses to the Company. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers, monitors concentrations of credit risk arising from factors such as similar geographic regions, and limits its exposure to any one reinsurer. At December 31, 1995, the Company had reinsurance treaties with 16 reinsurers, all of which are deemed to be long-duration, retroactive contracts, and has established a receivable totaling $19,298,000 for reserve credits ($11,986,000 in 1994), reinsurance claims and other receivables from these reinsurers. No allowance for uncollectible amounts has been established since none of the receivables are deemed to be uncollectible, and because such receivables, either individually or in the aggregate, are not material to the Company's operations. The Company's liability for future policy benefits and notes and other receivables have been increased by $18,103,000 at December 31, 1995 ($9,871,000 in 1994) for reserve credits on reinsured policies. This "gross-up" of assets and liabilities for reserve credits on reinsurance had no impact on the Company's net income. Insurance premiums and product charges have been reduced by $6,271,000, $5,916,000 and $5,653,000 and insurance benefits have been reduced by $8,281,000, $5,310,000 and $3,498,000 in 1995, 1994 and 1993, respectively, as a result of the cession agreements. The amount of reinsurance assumed is not significant.

Guaranty Fund Assessments

Assessments are levied on the Company by life and health guaranty associations in most states in which the Company is licensed to cover losses of policyholders of insolvent or rehabilitated insurers. In some states, these assessments can be partially recovered through a reduction in future premium taxes. Based upon information currently available from the National Organization of Life and Health Guaranty Association, the Company believes that it is probable that these insolvencies will result in future assessments which will be material to the Company's financial statements. The Company regularly reviews its reserve for these insolvencies and updates its reserve based upon the Company's interpretation of information recently received. Information received during December 1995 reflected an increase in the estimated cost to the insurance industry of approximately 44% from 1994. The associated cost for a particular insurance company can vary significantly based upon its premium volume by line of business in a particular state and its potential for premium tax offset. The Company reported record premium levels in 1994 which served as the basis for determining the associated liability for several new insolvencies. As a result, the Company accrued and charged to expense an additional $36,492,000 during 1995 ($1,763,000 in 1994 and $2,109,000 in 1993). At December 31, 1995, the Company has reserved $48,562,000 to cover estimated future assessments (net of related anticipated premium tax credits) and has established an asset totaling $14,877,000 for items expected to be recoverable through future premium tax offsets. The Company cannot predict whether and to what extent legislative initiatives may affect the right to offset.

                   Equitable Life Insurance Company of Iowa

            Notes to Consolidated Financial Statements (continued)


7. Commitments and Contingencies (continued)

Litigation

The Company and certain of its subsidiaries are defendants in class action lawsuits filed in the Iowa District Court for Polk County in May 1995 and the United States District Court for the Middle District of Florida, Tampa Division in February 1996. The Florida suit is similar to the Iowa suit and was filed by some of the same law firms as in the earlier Iowa suit. The Company believes the new action was filed in response to jurisdictional and procedural problems faced by the plaintiffs in the Iowa suit. The suits claim unspecified damages as a result of the sale of life insurance policies with so-called "vanishing premiums" wherein cash values are used to pay insurance premiums under certain interest rate scenarios. The complaints allege that the policyholders were misled by optimistic policy illustrations. The Company believes the allegations are without merit because full and appropriate disclosure was made as a matter of practice. The suits are in the early discovery and procedural stages and have not yet been certified as class actions. The Company intends to defend the suits vigorously. The amount of any liability which may arise as a result of these suits, if any, cannot be reasonably estimated and no provision for loss has been made in the accompanying financial statements.

On December 15, 1995, USG received a Notice of Intention to Arbitrate a dispute with one of its insurance brokerage agencies before the American Arbitration Association. The agency alleges that USG has failed to pay an unspecified amount of commissions for the sale of insurance products, including alleged future commissions on future policy values if the policies stay in force. USG believes the claims are without merit based upon its interpretation of the agreements between the parties, the business relations between the parties and custom and practice in the industry. Therefore, USG has denied the allegations and intends to defend the proceeding vigorously. The amount of any liability which may arise as a result of this arbitration, if any, cannot be reasonably estimated and no provision for loss has been made in the accompanying financial statements.

In the ordinary course of business, the Company and its subsidiaries are also engaged in certain other litigation, none of which management believes is material.

Vulnerability from Concentrations

The Company has various concentrations in its investment portfolio (see
Note 3 for further information). The Company's asset growth, net investment income and cash flow are primarily generated from the sale of individual fixed annuity policies and associated future policy benefits. Substantial changes in tax laws that would make these products less attractive to consumers or extreme fluctuations in interest rates which may result in higher lapse experience than assumed, could cause a severe impact to the Company's financial condition.





                   Equitable Life Insurance Company of Iowa

            Notes to Consolidated Financial Statements (continued)


7. Commitments and Contingencies (continued)

Leases and Other Commitments

The Company leases its home office space and certain other equipment under operating leases which expire through 2017. During the years ended December 31, 1995, 1994 and 1993, rent expense totaled $2,001,000, $1,995,000 and $1,769,000, respectively. At December 31, 1995, minimum rental payments due under all non-cancelable operating leases with initial terms of one year or more are: 1996 - $1,821,000; 1997 - $1,485,000; 1998
- $3,960,000; 1999 - $2,784,000; and 2000 - $2,553,000.

At December 31, 1995, outstanding commitments to fund mortgage loans on real estate totaled $146,560,000.

8.  Related Party Transactions

The Company purchases investment management services from an affiliate. Payments for these services aggregated $8,143,000, $6,734,000 and $5,317,000 during the years ended December 31, 1995, 1994 and 1993, respectively.

Additionally, the Company maintains a line of credit agreement with Equitable of Iowa Companies to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under the current agreement, which expires on December 31, 1996, the Company can borrow up to $140 million. Interest on any outstanding borrowings is charged at a rate of Equitable of Iowa Companies' monthly average aggregate cost of short-term funds plus 1.00%. At December 31, 1995, no amounts were outstanding under the line of credit.

























                     Equitable Life Insurance Company of Iowa
                                    SCHEDULE I
                              SUMMARY OF INVESTMENTS
                     OTHER THAN INVESTMENTS IN RELATED PARTIES
                               (Dollars in thousands)

                                                                      Balance
                                                                       Sheet
December 31, 1995                         Cost 1         Value        Amount
_______________________________________________________________________________
TYPE OF INVESTMENT
Fixed maturities, available for sale:
 Bonds:
  United States Government and governmental
   agencies and authorities               $349,989      $370,888      $370,888
  States, municipalities and
   political subdivisions                   15,485        17,124        17,124
  Foreign governments                       10,573        13,999        13,999
  Public utilities                       1,271,641     1,362,110     1,362,110
  Investment grade corporate             2,322,036     2,598,714     2,598,714
  Below investment grade corporate         574,284       581,220       581,220
  Mortgage-backed securities             2,340,194     2,407,756     2,407,756
  Redeemable preferred stocks                  635           400           400
                                        ___________   ___________   ___________
Total fixed maturities, available
  for sale                               6,884,837     7,352,211     7,352,211

Equity securities:
 Common stocks:
  Affiliates                                   618         3,599         3,599
  Industrial, miscellaneous and
   all other                                49,789        50,595        50,595
                                        ___________   ___________   ___________
Total equity securities                     50,407        54,194        54,194

Mortgage loans on real estate            1,169,456                   1,169,456
Real estate:
 Investment properties                       3,672                       3,672
 Acquired in satisfaction of debt           10,288                      10,288
                                        ___________                 ___________
Total real estate                           13,960                      13,960

Policy loans                               182,423                     182,423
Short-term investments                      35,282                      35,282
                                        ___________                 ___________
Total investments                       $8,336,365                  $8,807,526
                                        ===========                 ===========

Note 1: Except as stated in Note 2 below, cost is defined as original cost for stocks and other invested assets, amortized cost for bonds and unpaid principal for policy loans and mortgage loans on real estate, adjusted for amortization of premiums, accrual of discounts and cost less allowances for depreciation for real estate.
Note 2: Original cost and amortized cost of investments have been adjusted to reflect other than temporary declines in value by charges to income as follows. Mortgage loans on real estate: 1995 - $145,000; 1994 - $57,000. Real estate: 1991 - $123,000 and 1990 - $90,000.

                     Equitable Life Insurance Company of Iowa
                                   SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                               (Dollars in thousands)

          Column              Column      Column     Column   Column    Column
             A                  B           C          D         E        F
_______________________________________________________________________________
                                            Future
                                            Policy              Other
                                  De-    Benefits,             Policy
                               ferred      Losses,             Claims   Insur-
                               Policy       Claims      Un-       and     ance
                               Acqui-          and   earned     Bene-  Premiums
                               sition         Loss  Revenue      fits      and
Segment                         Costs     Expenses  Reserve   Payable  Charges
_______________________________________________________________________________
Year ended December 31, 1995:
  Life insurance             $554,179   $8,206,991  $14,326    $8,980  $94,891

Year ended December 31, 1994:
  Life insurance              607,626    7,014,207   14,317     7,785   90,032

Year ended December 31, 1993:
  Life insurance              451,180    5,578,085   14,451     5,765   81,151

          Column              Column      Column     Column   Column    Column
             A                  G           H          I         J        K
_______________________________________________________________________________

                                                    Amorti-
                                          Benefits   zation
                                           Claims,       of
                                            Losses  Deferred
                                  Net          and   Policy     Other
                              Invest-      Settle-   Acqui-    Opera-
                                 ment         ment  sitions      ting  Premiums
Segment                        Income     Expenses    Costs  Expenses  Written
_______________________________________________________________________________
Year ended December 31, 1995:
  Life insurance             $638,056     $487,031  $72,537   $54,504       --

Year ended December 31, 1994:
  Life insurance              521,646      414,450   50,921    17,128       --

Year ended December 31, 1993:
  Life insurance              432,044      358,172   42,078    20,185       --






                     Equitable Life Insurance Company of Iowa
                                   SCHEDULE IV
                                   REINSURANCE
                   (Dollars in thousands, except per share data)

Column A                 Column B     Column C  Column D    Column E   Column F
________________________________________________________________________________
                                                                      Percentage
                                      Ceded to   Assumed              of Amount
                            Gross        Other  from Other       Net    Assumed
                           Amount    Companies  Companies     Amount     to Net
________________________________________________________________________________
Year ended December 31, 1995:
  Life insurance in
    force             $10,927,445   $1,459,523    $   --  $9,467,922         --
                      ============ ============ ========= =========== ==========
  Insurance premiums
    and charges          $101,095       $6,271       $67     $94,891         --
                      ============ ============ ========= =========== ==========
Year ended December 31, 1994:
  Life insurance in
    force             $10,146,940   $1,421,608    $   --  $8,725,332         --
                      ============ ============ ========= =========== ==========
  Insurance premiums
    and charges           $95,821       $5,916      $127     $90,032         --
                      ============ ============ ========= =========== ==========
Year ended December 31, 1993:
  Life insurance in
    force              $9,617,881   $1,326,020    $   --  $8,291,861         --
                      ============ ============ ========= =========== ==========
  Insurance premiums
    and charges           $86,615       $5,653      $189     $81,151         --
                      ============ ============ ========= =========== ==========
























                     Report of Independent Auditors



The Board of Directors
Equitable Life Insurance Company of Iowa


We have audited the accompanying statements of net assets of certain accounts of Equitable Life Insurance Company of Iowa Separate Account A (comprising, respectively, the Money Market, Mortgage-Backed Securities, International Fixed Income, OTC, Research, Total Return, Advantage, Government Securities, International Stock and Short-Term Bond Accounts) as of December 31, 1995, and the related statements of operations for the year ended December 31, 1995 and statements of changes in net assets for the period from October 7, 1994 (commencement of operations) through December 31, 1994 and for the year ended December 31, 1995. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of certain accounts of the Equitable Life Insurance Company of Iowa Separate Account A at December 31, 1995, and the results of their operations for the year ended December 31, 1995 and the changes in their net assets for the period from October 7, 1994 through December 31, 1994 and for the year ended December 31, 1995 in conformity with generally accepted accounting principles.

                                 /s/ Ernst & Young LLP

Des Moines, Iowa
February 7, 1996














            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
                    STATEMENTS OF NET ASSETS
                       EQUI-SELECT PRODUCT
                        December 31, 1995

                                                                     Money
                                                                     Market
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   5,708,694 shares at $1.00 per share (cost - $5,708,694)         $5,708,694
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   378,660 shares at $10.84 per share (cost - $4,182,777)
  Equi-Select Series Trust International Fixed Income Portfolio,
   310,243 shares at $11.09 per share (cost - $3,405,258)
  Equi-Select Series Trust OTC Portfolio,
   748,553 shares at $12.08 per share (cost - $9,015,055)
  Equi-Select Series Trust Research Portfolio,
   1,255,727 shares at $12.88 per share (cost - $14,644,800)
  Equi-Select Series Trust Total Return Portfolio,
   1,301,515 shares at $11.90 per share (cost - $14,460,627)
  Equi-Select Series Trust Advantage Portfolio,
   343,572 shares at $10.18 per share (cost - $3,599,548)
  Equi-Select Series Trust Government Securities Portfolio,
   55,971 shares at $10.42 per share (cost - $603,887)
  Equi-Select Series Trust International Stock Portfolio,
   541,371 shares at $10.14 per share (cost - $5,412,698)
  Equi-Select Series Trust Short-Term Bond Portfolio,
   31,925 shares at $10.09 per share (cost - $332,138)
                                                                  ____________
     TOTAL INVESTMENTS                                              5,708,694

  Accrued investment income                                            23,527
                                                                  ____________
     TOTAL NET ASSETS                                              $5,732,221
                                                                  ============

NET ASSETS REPRESENTED BY:
  Units                                                               548,767
  Unit Value                                                            10.45
                                                                  ____________
  Net Assets                                                       $5,732,221
                                                                  ============

See accompanying notes.










            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
                    STATEMENTS OF NET ASSETS
                       EQUI-SELECT PRODUCT
                        December 31, 1995

                                                                   Mortgage-
                                                                     Backed
                                                                   Securites
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   5,708,694 shares at $1.00 per share (cost - $5,708,694)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   378,660 shares at $10.84 per share (cost - $4,182,777)          $4,104,533
  Equi-Select Series Trust International Fixed Income Portfolio,
   310,243 shares at $11.09 per share (cost - $3,405,258)
  Equi-Select Series Trust OTC Portfolio,
   748,553 shares at $12.08 per share (cost - $9,015,055)
  Equi-Select Series Trust Research Portfolio,
   1,255,727 shares at $12.88 per share (cost - $14,644,800)
  Equi-Select Series Trust Total Return Portfolio,
   1,301,515 shares at $11.90 per share (cost - $14,460,627)
  Equi-Select Series Trust Advantage Portfolio,
   343,572 shares at $10.18 per share (cost - $3,599,548)
  Equi-Select Series Trust Government Securities Portfolio,
   55,971 shares at $10.42 per share (cost - $603,887)
  Equi-Select Series Trust International Stock Portfolio,
   541,371 shares at $10.14 per share (cost - $5,412,698)
  Equi-Select Series Trust Short-Term Bond Portfolio,
   31,925 shares at $10.09 per share (cost - $332,138)
                                                                  ____________
     TOTAL INVESTMENTS                                              4,104,533

  Accrued investment income                                           234,987
                                                                  ____________
     TOTAL NET ASSETS                                              $4,339,520
                                                                  ============

NET ASSETS REPRESENTED BY:
  Units                                                               380,031
  Unit Value                                                            11.42
                                                                  ____________
  Net Assets                                                       $4,339,520
                                                                  ============

See accompanying notes.









            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
                    STATEMENTS OF NET ASSETS
                       EQUI-SELECT PRODUCT
                        December 31, 1995

                                                                  International
                                                                      Fixed
                                                                      Income
                                                                     Account
                                                                  ______________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   5,708,694 shares at $1.00 per share (cost - $5,708,694)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   378,660 shares at $10.84 per share (cost - $4,182,777)
  Equi-Select Series Trust International Fixed Income Portfolio,
   310,243 shares at $11.09 per share (cost - $3,405,258)            $3,439,156
  Equi-Select Series Trust OTC Portfolio,
   748,553 shares at $12.08 per share (cost - $9,015,055)
  Equi-Select Series Trust Research Portfolio,
   1,255,727 shares at $12.88 per share (cost - $14,644,800)
  Equi-Select Series Trust Total Return Portfolio,
   1,301,515 shares at $11.90 per share (cost - $14,460,627)
  Equi-Select Series Trust Advantage Portfolio,
   343,572 shares at $10.18 per share (cost - $3,599,548)
  Equi-Select Series Trust Government Securities Portfolio,
   55,971 shares at $10.42 per share (cost - $603,887)
  Equi-Select Series Trust International Stock Portfolio,
   541,371 shares at $10.14 per share (cost - $5,412,698)
  Equi-Select Series Trust Short-Term Bond Portfolio,
   31,925 shares at $10.09 per share (cost - $332,138)
                                                                  ______________
     TOTAL INVESTMENTS                                                3,439,156

  Accrued investment income                                             160,411
                                                                  ______________
     TOTAL NET ASSETS                                                $3,599,567
                                                                  ==============

NET ASSETS REPRESENTED BY:
  Units                                                                 311,689
  Unit Value                                                              11.55
                                                                  ______________
  Net Assets                                                         $3,599,567
                                                                  ==============

See accompanying notes.









            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
                    STATEMENTS OF NET ASSETS
                       EQUI-SELECT PRODUCT
                        December 31, 1995

                                                                      OTC
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   5,708,694 shares at $1.00 per share (cost - $5,708,694)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   378,660 shares at $10.84 per share (cost - $4,182,777)
  Equi-Select Series Trust International Fixed Income Portfolio,
   310,243 shares at $11.09 per share (cost - $3,405,258)
  Equi-Select Series Trust OTC Portfolio,
   748,553 shares at $12.08 per share (cost - $9,015,055)          $9,042,595
  Equi-Select Series Trust Research Portfolio,
   1,255,727 shares at $12.88 per share (cost - $14,644,800)
  Equi-Select Series Trust Total Return Portfolio,
   1,301,515 shares at $11.90 per share (cost - $14,460,627)
  Equi-Select Series Trust Advantage Portfolio,
   343,572 shares at $10.18 per share (cost - $3,599,548)
  Equi-Select Series Trust Government Securities Portfolio,
   55,971 shares at $10.42 per share (cost - $603,887)
  Equi-Select Series Trust International Stock Portfolio,
   541,371 shares at $10.14 per share (cost - $5,412,698)
  Equi-Select Series Trust Short-Term Bond Portfolio,
   31,925 shares at $10.09 per share (cost - $332,138)
                                                                  ____________
     TOTAL INVESTMENTS                                              9,042,595

  Accrued investment income                                           994,102
                                                                  ____________
     TOTAL NET ASSETS                                             $10,036,697
                                                                  ============

NET ASSETS REPRESENTED BY:
  Units                                                               759,597
  Unit Value                                                            13.21
                                                                  ____________
  Net Assets                                                      $10,036,697
                                                                  ============

See accompanying notes.











            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
                    STATEMENTS OF NET ASSETS
                       EQUI-SELECT PRODUCT
                        December 31, 1995

                                                                    Research
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   5,708,694 shares at $1.00 per share (cost - $5,708,694)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   378,660 shares at $10.84 per share (cost - $4,182,777)
  Equi-Select Series Trust International Fixed Income Portfolio,
   310,243 shares at $11.09 per share (cost - $3,405,258)
  Equi-Select Series Trust OTC Portfolio,
   748,553 shares at $12.08 per share (cost - $9,015,055)
  Equi-Select Series Trust Research Portfolio,
   1,255,727 shares at $12.88 per share (cost - $14,644,800)      $16,172,693
  Equi-Select Series Trust Total Return Portfolio,
   1,301,515 shares at $11.90 per share (cost - $14,460,627)
  Equi-Select Series Trust Advantage Portfolio,
   343,572 shares at $10.18 per share (cost - $3,599,548)
  Equi-Select Series Trust Government Securities Portfolio,
   55,971 shares at $10.42 per share (cost - $603,887)
  Equi-Select Series Trust International Stock Portfolio,
   541,371 shares at $10.14 per share (cost - $5,412,698)
  Equi-Select Series Trust Short-Term Bond Portfolio,
   31,925 shares at $10.09 per share (cost - $332,138)
                                                                  ____________
     TOTAL INVESTMENTS                                             16,172,693

  Accrued investment income                                           274,255
                                                                  ____________
     TOTAL NET ASSETS                                             $16,446,948
                                                                  ============

NET ASSETS REPRESENTED BY:
  Units                                                             1,255,752
  Unit Value                                                            13.10
                                                                  ____________
  Net Assets                                                      $16,446,948
                                                                  ============

See accompanying notes.











            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
                    STATEMENTS OF NET ASSETS
                       EQUI-SELECT PRODUCT
                        December 31, 1995

                                                                     Total
                                                                     Return
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   5,708,694 shares at $1.00 per share (cost - $5,708,694)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   378,660 shares at $10.84 per share (cost - $4,182,777)
  Equi-Select Series Trust International Fixed Income Portfolio,
   310,243 shares at $11.09 per share (cost - $3,405,258)
  Equi-Select Series Trust OTC Portfolio,
   748,553 shares at $12.08 per share (cost - $9,015,055)
  Equi-Select Series Trust Research Portfolio,
   1,255,727 shares at $12.88 per share (cost - $14,644,800)
  Equi-Select Series Trust Total Return Portfolio,
   1,301,515 shares at $11.90 per share (cost - $14,460,627)      $15,492,400
  Equi-Select Series Trust Advantage Portfolio,
   343,572 shares at $10.18 per share (cost - $3,599,548)
  Equi-Select Series Trust Government Securities Portfolio,
   55,971 shares at $10.42 per share (cost - $603,887)
  Equi-Select Series Trust International Stock Portfolio,
   541,371 shares at $10.14 per share (cost - $5,412,698)
  Equi-Select Series Trust Short-Term Bond Portfolio,
   31,925 shares at $10.09 per share (cost - $332,138)
                                                                  ____________
     TOTAL INVESTMENTS                                             15,492,400

  Accrued investment income                                           329,442
                                                                  ____________
     TOTAL NET ASSETS                                             $15,821,842
                                                                  ============

NET ASSETS REPRESENTED BY:
  Units                                                             1,312,565
  Unit Value                                                            12.05
                                                                  ____________
  Net Assets                                                      $15,821,842
                                                                  ============

See accompanying notes.










            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
                    STATEMENTS OF NET ASSETS
                       EQUI-SELECT PRODUCT
                        December 31, 1995

                                                                   Advantage
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   5,708,694 shares at $1.00 per share (cost - $5,708,694)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   378,660 shares at $10.84 per share (cost - $4,182,777)
  Equi-Select Series Trust International Fixed Income Portfolio,
   310,243 shares at $11.09 per share (cost - $3,405,258)
  Equi-Select Series Trust OTC Portfolio,
   748,553 shares at $12.08 per share (cost - $9,015,055)
  Equi-Select Series Trust Research Portfolio,
   1,255,727 shares at $12.88 per share (cost - $14,644,800)
  Equi-Select Series Trust Total Return Portfolio,
   1,301,515 shares at $11.90 per share (cost - $14,460,627)
  Equi-Select Series Trust Advantage Portfolio,
   343,572 shares at $10.18 per share (cost - $3,599,548)          $3,499,215
  Equi-Select Series Trust Government Securities Portfolio,
   55,971 shares at $10.42 per share (cost - $603,887)
  Equi-Select Series Trust International Stock Portfolio,
   541,371 shares at $10.14 per share (cost - $5,412,698)
  Equi-Select Series Trust Short-Term Bond Portfolio,
   31,925 shares at $10.09 per share (cost - $332,138)
                                                                  ____________
     TOTAL INVESTMENTS                                              3,499,215

  Accrued investment income                                           245,022
                                                                  ____________
     TOTAL NET ASSETS                                              $3,744,237
                                                                  ============

NET ASSETS REPRESENTED BY:
  Units                                                               344,775
  Unit Value                                                            10.86
                                                                  ____________
  Net Assets                                                       $3,744,237
                                                                  ============

See accompanying notes.











            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
                    STATEMENTS OF NET ASSETS
                       EQUI-SELECT PRODUCT
                        December 31, 1995

                                                                   Government
                                                                   Securities
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   5,708,694 shares at $1.00 per share (cost - $5,708,694)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   378,660 shares at $10.84 per share (cost - $4,182,777)
  Equi-Select Series Trust International Fixed Income Portfolio,
   310,243 shares at $11.09 per share (cost - $3,405,258)
  Equi-Select Series Trust OTC Portfolio,
   748,553 shares at $12.08 per share (cost - $9,015,055)
  Equi-Select Series Trust Research Portfolio,
   1,255,727 shares at $12.88 per share (cost - $14,644,800)
  Equi-Select Series Trust Total Return Portfolio,
   1,301,515 shares at $11.90 per share (cost - $14,460,627)
  Equi-Select Series Trust Advantage Portfolio,
   343,572 shares at $10.18 per share (cost - $3,599,548)
  Equi-Select Series Trust Government Securities Portfolio,
   55,971 shares at $10.42 per share (cost - $603,887)               $583,367
  Equi-Select Series Trust International Stock Portfolio,
   541,371 shares at $10.14 per share (cost - $5,412,698)
  Equi-Select Series Trust Short-Term Bond Portfolio,
   31,925 shares at $10.09 per share (cost - $332,138)
                                                                  ____________
     TOTAL INVESTMENTS                                                583,367

  Accrued investment income                                            77,967
                                                                  ____________
     TOTAL NET ASSETS                                                $661,334
                                                                  ============

NET ASSETS REPRESENTED BY:
  Units                                                                56,258
  Unit Value                                                            11.76
                                                                  ____________
  Net Assets                                                         $661,334
                                                                  ============

See accompanying notes.










            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
                    STATEMENTS OF NET ASSETS
                       EQUI-SELECT PRODUCT
                        December 31, 1995

                                                                  International
                                                                      Stock
                                                                     Account
                                                                  ______________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   5,708,694 shares at $1.00 per share (cost - $5,708,694)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   378,660 shares at $10.84 per share (cost - $4,182,777)
  Equi-Select Series Trust International Fixed Income Portfolio,
   310,243 shares at $11.09 per share (cost - $3,405,258)
  Equi-Select Series Trust OTC Portfolio,
   748,553 shares at $12.08 per share (cost - $9,015,055)
  Equi-Select Series Trust Research Portfolio,
   1,255,727 shares at $12.88 per share (cost - $14,644,800)
  Equi-Select Series Trust Total Return Portfolio,
   1,301,515 shares at $11.90 per share (cost - $14,460,627)
  Equi-Select Series Trust Advantage Portfolio,
   343,572 shares at $10.18 per share (cost - $3,599,548)
  Equi-Select Series Trust Government Securities Portfolio,
   55,971 shares at $10.42 per share (cost - $603,887)
  Equi-Select Series Trust International Stock Portfolio,
   541,371 shares at $10.14 per share (cost - $5,412,698)            $5,490,993
  Equi-Select Series Trust Short-Term Bond Portfolio,
   31,925 shares at $10.09 per share (cost - $332,138)
                                                                  ______________
     TOTAL INVESTMENTS                                                5,490,993

  Accrued investment income                                             227,777
                                                                  ______________
     TOTAL NET ASSETS                                                $5,718,770
                                                                  ==============

NET ASSETS REPRESENTED BY:
  Units                                                                 541,570
  Unit Value                                                              10.56
                                                                  ______________
  Net Assets                                                         $5,718,770
                                                                  ==============

See accompanying notes.










            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
                    STATEMENTS OF NET ASSETS
                       EQUI-SELECT PRODUCT
                        December 31, 1995

                                                                   Short-Term
                                                                      Bond
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust Money Market Portfolio,
   5,708,694 shares at $1.00 per share (cost - $5,708,694)
  Equi-Select Series Trust Mortgage-Backed Securities Portfolio,
   378,660 shares at $10.84 per share (cost - $4,182,777)
  Equi-Select Series Trust International Fixed Income Portfolio,
   310,243 shares at $11.09 per share (cost - $3,405,258)
  Equi-Select Series Trust OTC Portfolio,
   748,553 shares at $12.08 per share (cost - $9,015,055)
  Equi-Select Series Trust Research Portfolio,
   1,255,727 shares at $12.88 per share (cost - $14,644,800)
  Equi-Select Series Trust Total Return Portfolio,
   1,301,515 shares at $11.90 per share (cost - $14,460,627)
  Equi-Select Series Trust Advantage Portfolio,
   343,572 shares at $10.18 per share (cost - $3,599,548)
  Equi-Select Series Trust Government Securities Portfolio,
   55,971 shares at $10.42 per share (cost - $603,887)
  Equi-Select Series Trust International Stock Portfolio,
   541,371 shares at $10.14 per share (cost - $5,412,698)
  Equi-Select Series Trust Short-Term Bond Portfolio,
   31,925 shares at $10.09 per share (cost - $332,138)               $322,215
                                                                  ____________
     TOTAL INVESTMENTS                                                322,215

  Accrued investment income                                            29,396
                                                                  ____________
     TOTAL NET ASSETS                                                $351,611
                                                                  ============

NET ASSETS REPRESENTED BY:
  Units                                                                32,032
  Unit Value                                                            10.98
                                                                  ____________
  Net Assets                                                         $351,611
                                                                  ============

See accompanying notes.










      EQUITABLE LIFE INSURANCE COMPANY OF IOWA
               SEPARATE ACCOUNT A
            STATEMENTS OF OPERATIONS
               EQUI-SELECT PRODUCT
      For the year ended December 31, 1995

                                                  Mortgage-
                                    Money           Backed
                                    Market        Securities
                                   Account         Account
                                ______________  ______________
INVESTMENT INCOME
 Income:
  Dividends                          $173,300        $192,773
  Capital gains distributions              --          42,213

 Expenses (Note 2):
  Annual contract charges                 (74)            (97)
  Administrative charges               (5,092)         (1,928)
  Mortality and expense
   risk charges                       (42,199)        (15,980)
                                ______________  ______________
 Net investment income                125,935         216,981

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTE 4)
 Net realized gain on
  investments                              --             994
 Net unrealized appreciation
  (depreciation) of
  investments                              --         (77,915)
                                ______________  ______________
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS            $125,935        $140,060
                                ==============  ==============



See accompanying notes.


















                 EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                           SEPARATE ACCOUNT A
                        STATEMENTS OF OPERATIONS
                           EQUI-SELECT PRODUCT
                  For the year ended December 31, 1995

                                International
                                    Fixed
                                    Income           OTC           Research
                                   Account         Account         Account
                                ______________  ______________  ______________
INVESTMENT INCOME
 Income:
  Dividends                          $139,030              --         $39,906
  Capital gains distributions          33,016        $994,102         234,349

 Expenses (Note 2):
  Annual contract charges                (107)           (579)           (558)
  Administrative charges               (2,366)         (6,510)         (8,999)
  Mortality and expense
   risk charges                       (19,614)        (53,955)        (74,579)
                                ______________  ______________  ______________
 Net investment income                149,959         933,058         190,119

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTE 4)
 Net realized gain on
  investments                           4,271          36,066          19,662
 Net unrealized appreciation
  (depreciation) of
  investments                          34,190          20,313       1,548,017
                                ______________  ______________  ______________
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS            $188,420        $989,437      $1,757,798
                                ==============  ==============  ==============



See accompanying notes.


















                 EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                           SEPARATE ACCOUNT A
                        STATEMENTS OF OPERATIONS
                           EQUI-SELECT PRODUCT
                  For the year ended December 31, 1995

                                    Total                         Government
                                    Return        Advantage       Securities
                                   Account         Account         Account
                                ______________  ______________  ______________
INVESTMENT INCOME
 Income:
  Dividends                          $265,808        $243,949         $50,921
  Capital gains distributions          63,634           1,219          27,115

 Expenses (Note 2):
  Annual contract charges                (737)           (174)            (18)
  Administrative charges               (8,853)         (2,721)         (1,074)
  Mortality and expense
   risk charges                       (73,376)        (22,550)         (8,900)
                                ______________  ______________  ______________
 Net investment income                246,476         219,723          68,044

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTE 4)
 Net realized gain on
  investments                           6,083          15,065          57,031
 Net unrealized appreciation
  (depreciation) of
  investments                       1,034,214         (96,273)        (20,436)
                                ______________  ______________  ______________
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS          $1,286,773        $138,515        $104,639
                                ==============  ==============  ==============

See accompanying notes.





















      EQUITABLE LIFE INSURANCE COMPANY OF IOWA
               SEPARATE ACCOUNT A
            STATEMENTS OF OPERATIONS
               EQUI-SELECT PRODUCT
      For the year ended December 31, 1995

                                International     Short-Term
                                    Stock            Bond
                                   Account         Account
                                ______________  ______________
INVESTMENT INCOME
 Income:
  Dividends                           $93,741         $26,296
  Capital gains distributions         134,583           3,120

 Expenses (Note 2):
  Annual contract charges                (433)            (29)
  Administrative charges               (4,069)           (466)
  Mortality and expense
   risk charges                       (33,726)         (3,860)
                                ______________  ______________
 Net investment income                190,096          25,061

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTE 4)
 Net realized gain on
  investments                           9,684          11,985
 Net unrealized appreciation
  (depreciation) of
  investments                          79,172          (9,796)
                                ______________  ______________
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS            $278,952         $27,250
                                ==============  ==============



See accompanying notes.



















            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENTS OF CHANGES IN NET ASSETS
                       EQUI-SELECT PRODUCT
 For the period from October 7, 1994* through December 31, 1994 and for the year ended December 31, 1995

                                                                      Money
                                                                      Market
                                                                     Account
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $1,504
  Net realized gain (loss) on investments                                    --
  Net unrealized appreciation (depreciation) of investments                  --
                                                                  ______________
  Net increase (decrease) in net assets resulting from operations         1,504

 Changes from principal transactions:
  Purchase payments                                                     947,439
  Contract distributions and terminations                                    --
  Transfer payments from (to) other Accounts                           (603,444)
                                                                  ______________
  Increase in net assets derived from principal transactions            343,995
                                                                  ______________
  Total increase                                                        345,499
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                         345,499

INCREASE IN NET ASSETS
 Operations:
  Net investment income                                                 125,935
  Net realized gain on investments                                           --
  Net unrealized appreciation (depreciation) of investments                  --
                                                                  ______________
  Net increase in net assets resulting from operations                  125,935

 Changes from principal transactions:
  Purchase payments                                                  30,141,356
  Contract distributions and terminations                               (18,210)
  Transfer payments from (to) other Accounts                        (22,930,581)
  Transfer payments from (to) Fixed Account and other Funds          (1,931,778)
                                                                  ______________
  Increase in net assets derived from principal transactions          5,260,787
                                                                  ______________
  Total increase                                                      5,386,722
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                      $5,732,221
                                                                  ==============

* Commencement of operations

See accompanying notes.


            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENTS OF CHANGES IN NET ASSETS
                       EQUI-SELECT PRODUCT
 For the period from October 7, 1994* through December 31, 1994 and for the year ended December 31, 1995

                                                                    Mortgage-
                                                                      Backed
                                                                    Securities
                                                                     Account
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                             $414
  Net realized gain (loss) on investments                                     3
  Net unrealized appreciation (depreciation) of investments                (329)
                                                                  ______________
  Net increase (decrease) in net assets resulting from operations            88

 Changes from principal transactions:
  Purchase payments                                                       8,983
  Contract distributions and terminations                                    --
  Transfer payments from (to) other Accounts                             19,751
                                                                  ______________
  Increase in net assets derived from principal transactions             28,734
                                                                  ______________
  Total increase                                                         28,822
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                          28,822

INCREASE IN NET ASSETS
 Operations:
  Net investment income                                                 216,981
  Net realized gain on investments                                          994
  Net unrealized appreciation (depreciation) of investments             (77,915)
                                                                  ______________
  Net increase in net assets resulting from operations                  140,060

 Changes from principal transactions:
  Purchase payments                                                   1,764,376
  Contract distributions and terminations                                (7,691)
  Transfer payments from (to) other Accounts                          2,246,463
  Transfer payments from (to) Fixed Account and other Funds             167,490
                                                                  ______________
  Increase in net assets derived from principal transactions          4,170,638
                                                                  ______________
  Total increase                                                      4,310,698
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                      $4,339,520
                                                                  ==============

* Commencement of operations

See accompanying notes.

            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENTS OF CHANGES IN NET ASSETS
                       EQUI-SELECT PRODUCT
 For the period from October 7, 1994* through December 31, 1994 and for the year ended December 31, 1995

                                                                  International
                                                                      Fixed
                                                                      Income
                                                                     Account
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                             $342
  Net realized gain (loss) on investments                                     3
  Net unrealized appreciation (depreciation) of investments                (292)
                                                                  ______________
  Net increase (decrease) in net assets resulting from operations            53

 Changes from principal transactions:
  Purchase payments                                                      21,572
  Contract distributions and terminations                                    --
  Transfer payments from (to) other Accounts                             29,663
                                                                  ______________
  Increase in net assets derived from principal transactions             51,235
                                                                  ______________
  Total increase                                                         51,288
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                          51,288

INCREASE IN NET ASSETS
 Operations:
  Net investment income                                                 149,959
  Net realized gain on investments                                        4,271
  Net unrealized appreciation (depreciation) of investments              34,190
                                                                  ______________
  Net increase in net assets resulting from operations                  188,420

 Changes from principal transactions:
  Purchase payments                                                   1,703,537
  Contract distributions and terminations                                (6,355)
  Transfer payments from (to) other Accounts                          1,593,333
  Transfer payments from (to) Fixed Account and other Funds              69,344
                                                                  ______________
  Increase in net assets derived from principal transactions          3,359,859
                                                                  ______________
  Total increase                                                      3,548,279
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                      $3,599,567
                                                                  ==============

* Commencement of operations

See accompanying notes.

            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENTS OF CHANGES IN NET ASSETS
                       EQUI-SELECT PRODUCT
 For the period from October 7, 1994* through December 31, 1994 and for the year ended December 31, 1995

                                                                       OTC
                                                                     Account
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                            ($908)
  Net realized gain (loss) on investments                                   (66)
  Net unrealized appreciation (depreciation) of investments               7,227
                                                                  ______________
  Net increase (decrease) in net assets resulting from operations         6,253

 Changes from principal transactions:
  Purchase payments                                                     585,144
  Contract distributions and terminations                                    --
  Transfer payments from (to) other Accounts                             68,709
                                                                  ______________
  Increase in net assets derived from principal transactions            653,853
                                                                  ______________
  Total increase                                                        660,106
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                         660,106

INCREASE IN NET ASSETS
 Operations:
  Net investment income                                                 933,058
  Net realized gain on investments                                       36,066
  Net unrealized appreciation (depreciation) of investments              20,313
                                                                  ______________
  Net increase in net assets resulting from operations                  989,437

 Changes from principal transactions:
  Purchase payments                                                   4,028,128
  Contract distributions and terminations                               (33,765)
  Transfer payments from (to) other Accounts                          4,236,805
  Transfer payments from (to) Fixed Account and other Funds             155,986
                                                                  ______________
  Increase in net assets derived from principal transactions          8,387,154
                                                                  ______________
  Total increase                                                      9,376,591
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                     $10,036,697
                                                                  ==============

* Commencement of operations

See accompanying notes.



            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENTS OF CHANGES IN NET ASSETS
                       EQUI-SELECT PRODUCT
 For the period from October 7, 1994* through December 31, 1994 and for the year ended December 31, 1995

                                                                     Research
                                                                     Account
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $4,874
  Net realized gain (loss) on investments                                    (3)
  Net unrealized appreciation (depreciation) of investments             (20,124)
                                                                  ______________
  Net increase (decrease) in net assets resulting from operations       (15,253)

 Changes from principal transactions:
  Purchase payments                                                     635,302
  Contract distributions and terminations                                   (50)
  Transfer payments from (to) other Accounts                             52,604
                                                                  ______________
  Increase in net assets derived from principal transactions            687,856
                                                                  ______________
  Total increase                                                        672,603
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                         672,603

INCREASE IN NET ASSETS
 Operations:
  Net investment income                                                 190,119
  Net realized gain on investments                                       19,662
  Net unrealized appreciation (depreciation) of investments           1,548,017
                                                                  ______________
  Net increase in net assets resulting from operations                1,757,798

 Changes from principal transactions:
  Purchase payments                                                   8,333,228
  Contract distributions and terminations                               (32,130)
  Transfer payments from (to) other Accounts                          4,960,660
  Transfer payments from (to) Fixed Account and other Funds             754,789
                                                                  ______________
  Increase in net assets derived from principal transactions         14,016,547
                                                                  ______________
  Total increase                                                     15,774,345
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                     $16,446,948
                                                                  ==============

* Commencement of operations

See accompanying notes.



            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENTS OF CHANGES IN NET ASSETS
                       EQUI-SELECT PRODUCT
 For the period from October 7, 1994* through December 31, 1994 and for the year ended December 31, 1995

                                                                      Total
                                                                      Return
                                                                     Account
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $2,657
  Net realized gain (loss) on investments                                   (37)
  Net unrealized appreciation (depreciation) of investments              (2,441)
                                                                  ______________
  Net increase (decrease) in net assets resulting from operations           179

 Changes from principal transactions:
  Purchase payments                                                     198,999
  Contract distributions and terminations                                    --
  Transfer payments from (to) other Accounts                            125,747
                                                                  ______________
  Increase in net assets derived from principal transactions            324,746
                                                                  ______________
  Total increase                                                        324,925
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                         324,925

INCREASE IN NET ASSETS
 Operations:
  Net investment income                                                 246,476
  Net realized gain on investments                                        6,083
  Net unrealized appreciation (depreciation) of investments           1,034,214
                                                                  ______________
  Net increase in net assets resulting from operations                1,286,773

 Changes from principal transactions:
  Purchase payments                                                   7,285,539
  Contract distributions and terminations                               (72,501)
  Transfer payments from (to) other Accounts                          6,787,996
  Transfer payments from (to) Fixed Account and other Funds             209,110
                                                                  ______________
  Increase in net assets derived from principal transactions         14,210,144
                                                                  ______________
  Total increase                                                     15,496,917
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                     $15,821,842
                                                                  ==============

* Commencement of operations

See accompanying notes.


            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENTS OF CHANGES IN NET ASSETS
                       EQUI-SELECT PRODUCT
 For the period from October 7, 1994* through December 31, 1994 and for the year ended December 31, 1995

                                                                    Advantage
                                                                     Account
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $4,252
  Net realized gain (loss) on investments                                   166
  Net unrealized appreciation (depreciation) of investments              (4,060)
                                                                  ______________
  Net increase (decrease) in net assets resulting from operations           358

 Changes from principal transactions:
  Purchase payments                                                     225,148
  Contract distributions and terminations                                    --
  Transfer payments from (to) other Accounts                            233,518
                                                                  ______________
  Increase in net assets derived from principal transactions            458,666
                                                                  ______________
  Total increase                                                        459,024
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                         459,024

INCREASE IN NET ASSETS
 Operations:
  Net investment income                                                 219,723
  Net realized gain on investments                                       15,065
  Net unrealized appreciation (depreciation) of investments             (96,273)
                                                                  ______________
  Net increase in net assets resulting from operations                  138,515

 Changes from principal transactions:
  Purchase payments                                                   1,956,116
  Contract distributions and terminations                               (15,339)
  Transfer payments from (to) other Accounts                          1,159,684
  Transfer payments from (to) Fixed Account and other Funds              46,237
                                                                  ______________
  Increase in net assets derived from principal transactions          3,146,698
                                                                  ______________
  Total increase                                                      3,285,213
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                      $3,744,237
                                                                  ==============

* Commencement of operations

See accompanying notes.



            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENTS OF CHANGES IN NET ASSETS
                       EQUI-SELECT PRODUCT
 For the period from October 7, 1994* through December 31, 1994 and for the year ended December 31, 1995

                                                                    Government
                                                                    Securities
                                                                     Account
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                             $166
  Net realized gain (loss) on investments                                     1
  Net unrealized appreciation (depreciation) of investments                 (84)
                                                                  ______________
  Net increase (decrease) in net assets resulting from operations            83

 Changes from principal transactions:
  Purchase payments                                                      14,453
  Contract distributions and terminations                                    --
  Transfer payments from (to) other Accounts                               (100)
                                                                  ______________
  Increase in net assets derived from principal transactions             14,353
                                                                  ______________
  Total increase                                                         14,436
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                          14,436

INCREASE IN NET ASSETS
 Operations:
  Net investment income                                                  68,044
  Net realized gain on investments                                       57,031
  Net unrealized appreciation (depreciation) of investments             (20,436)
                                                                  ______________
  Net increase in net assets resulting from operations                  104,639

 Changes from principal transactions:
  Purchase payments                                                     932,770
  Contract distributions and terminations                               (17,843)
  Transfer payments from (to) other Accounts                           (357,771)
  Transfer payments from (to) Fixed Account and other Funds             (14,897)
                                                                  ______________
  Increase in net assets derived from principal transactions            542,259
                                                                  ______________
  Total increase                                                        646,898
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                        $661,334
                                                                  ==============

* Commencement of operations

See accompanying notes.


            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENTS OF CHANGES IN NET ASSETS
                       EQUI-SELECT PRODUCT
 For the period from October 7, 1994* through December 31, 1994 and for the year ended December 31, 1995

                                                                  International
                                                                      Stock
                                                                     Account
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $1,275
  Net realized gain (loss) on investments                                   (74)
  Net unrealized appreciation (depreciation) of investments                (877)
                                                                  ______________
  Net increase (decrease) in net assets resulting from operations           324

 Changes from principal transactions:
  Purchase payments                                                     159,544
  Contract distributions and terminations                                   (50)
  Transfer payments from (to) other Accounts                             73,652
                                                                  ______________
  Increase in net assets derived from principal transactions            233,146
                                                                  ______________
  Total increase                                                        233,470
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                         233,470

INCREASE IN NET ASSETS
 Operations:
  Net investment income                                                 190,096
  Net realized gain on investments                                        9,684
  Net unrealized appreciation (depreciation) of investments              79,172
                                                                  ______________
  Net increase in net assets resulting from operations                  278,952

 Changes from principal transactions:
  Purchase payments                                                   2,770,444
  Contract distributions and terminations                               (57,092)
  Transfer payments from (to) other Accounts                          2,444,365
  Transfer payments from (to) Fixed Account and other Funds              48,631
                                                                  ______________
  Increase in net assets derived from principal transactions          5,206,348
                                                                  ______________
  Total increase                                                      5,485,300
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                      $5,718,770
                                                                  ==============

* Commencement of operations

See accompanying notes.


            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENTS OF CHANGES IN NET ASSETS
                       EQUI-SELECT PRODUCT
 For the period from October 7, 1994* through December 31, 1994 and for the year ended December 31, 1995

                                                                    Short-Term
                                                                       Bond
                                                                     Account
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                             $129
  Net realized gain (loss) on investments                                     2
  Net unrealized appreciation (depreciation) of investments                (127)
                                                                  ______________
  Net increase (decrease) in net assets resulting from operations             4

 Changes from principal transactions:
  Purchase payments                                                      11,675
  Contract distributions and terminations                                    --
  Transfer payments from (to) other Accounts                               (100)
                                                                  ______________
  Increase in net assets derived from principal transactions             11,575
                                                                  ______________
  Total increase                                                         11,579
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                          11,579

INCREASE IN NET ASSETS
 Operations:
  Net investment income                                                  25,061
  Net realized gain on investments                                       11,985
  Net unrealized appreciation (depreciation) of investments              (9,796)
                                                                  ______________
  Net increase in net assets resulting from operations                   27,250

 Changes from principal transactions:
  Purchase payments                                                     431,525
  Contract distributions and terminations                                (9,551)
  Transfer payments from (to) other Accounts                           (140,954)
  Transfer payments from (to) Fixed Account and other Funds              31,762
                                                                  ______________
  Increase in net assets derived from principal transactions            312,782
                                                                  ______________
  Total increase                                                        340,032
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                        $351,611
                                                                  ==============

* Commencement of operations

See accompanying notes.


              EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                        SEPARATE ACCOUNT A
                  NOTES TO FINANCIAL STATEMENTS
                       EQUI-SELECT PRODUCT
                        December 31, 1995


NOTE 1 -  INVESTMENT AND ACCOUNTING POLICIES
Equitable Life Insurance Company of Iowa Separate Account A was organized by Equitable Life Insurance Company of Iowa (the "Company") in accordance with the provisions of Iowa Insurance laws and is a part of the total operations of the Company. The assets and liabilities of the Equitable Life Insurance Company of Iowa Separate Account A are clearly identified and distinguished from the other assets and liabilities of the Company. Equitable Life Insurance Company of Iowa Separate Account A commenced operations on October 7, 1994 with the initial sale of contract units to contract owners. Investments are stated at the closing net asset values per share on December 31, 1995.

Equitable Life Insurance Company of Iowa Separate Account A consists of fourteen investment accounts, ten of which (the Money Market, Mortgage-Backed Securities, International Fixed Income, OTC, Research, Total Return, Advantage, Government Securities, International Stock and Short-Term Bond) are invested in specified portfolios of the Equi-Select Series Trust, an open-end series management investment company under the Investment Company Act of 1940, as directed by eligible contract owners. Activity in these ten investment accounts is available to contract owners of the Equi-Select Variable Annuity product. Effective September 22, 1995, contract owners could no longer purchase or transfer funds to the Government Securities or Short-Term Bond Accounts.

The remaining four investment accounts are invested in specified portfolios of the Smith Barney/Travelers Series Fund Inc. These four investment accounts and the Research Account, which invests in the Equi-Select Series Trust, are available to contract owners of the PrimElite Variable Annuity product.

The financial statements included herein present only those investment accounts available to contract owners of the Equi-Select Variable Annuity product. The financial statements of the remaining investment accounts and the Research Account available to contract owners of the PrimElite Variable Annuity product are presented separately.

The average cost method is used to determine realized gains and losses. Dividends are taken into income on an accrual basis as of the ex-dividend date.

NOTE 2 -  EXPENSES
The Company is compensated for mortality and expense risks and administrative costs by a charge equivalent to an annual rate of 1.25% and 0.15%, respectively, of the total net assets of each Account. These charges amounted to $348,739 and $42,078, respectively, for the year ended December 31, 1995 ($3,241 and $391, respectively, for the period ended December 31, 1994).

An annual contract charge of $30 is deducted on each contract anniversary prior to the maturity date, upon full withdrawal of a contract's value or upon commencement of annuity payments if such withdrawal is made or annuity payments commence on a date other than the contract anniversary. During 1995, annual contract charges amounted to $2,806. No annual contract charges were assessed in 1994.

NOTE 2 - EXPENSES (continued)
A transfer charge computed as the lesser of 2% of the contract value transferred or $25 will be imposed on each transfer between Accounts in excess of twelve in any one calendar year. A withdrawal charge may be imposed in the event of withdrawal of any portion of the contract value or upon annuitization. The withdrawal charge is 8% of the amount withdrawn prior to the first anniversary of the purchase payment and reduces by 1% at each subsequent purchase payment anniversary.

NOTE 3 - FEDERAL INCOME TAXES
Operations of the Equitable Life Insurance Company of Iowa Separate Account A form a part of the operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to operations of Equitable Life Insurance Company of Iowa Separate Account A.

NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                             Period From
                                  Year Ended              October 7, 1994 to
                               December 31, 1995          December 31, 1994
                            _________________________  _________________________
                             Purchases      Sales       Purchases      Sales
                            ____________ ____________  ____________ ____________
Money Market Portfolio      $18,116,828  $12,751,952      $759,639     $415,821
Mortgage-Backed Securities
 Portfolio                    4,186,979       33,921        29,782        1,060
International Fixed
 Income Portfolio             3,461,113      111,334        52,990        1,785
OTC Portfolio                 8,736,489      410,391       654,619        1,662
Research Portfolio           14,168,762      230,594       687,042           69
Total Return Portfolio       14,267,685      137,651       325,895        1,348
Advantage Portfolio           3,718,744      592,976       535,350       76,801
Government Securities
 Portfolio                    1,537,791    1,005,281        14,453          108
International Stock
 Portfolio                    5,388,124      218,038       234,384        1,382
Short-Term Bond Portfolio       683,300      374,720        11,675          104

















NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS
Transactions in units were as follows:

                                                              Period From
                                 Year Ended                October 7, 1994 to
                               December 31, 1995            December 31, 1994
                            _________________________  _________________________
                             Purchases      Sales       Purchases      Sales
                            ____________ ____________  ____________ ____________
Money Market Account          2,969,444    2,454,999       101,861       67,539
Mortgage-Backed Securities
 Account                        380,372        3,227         2,896           10
International Fixed
 Income Account                 309,796        3,205         5,135           37
OTC Account                     705,565        9,749        63,781           --
Research Account              1,196,506        9,931        69,182            5
Total Return Account          1,315,204       35,745        33,106           --
Advantage Account               359,214       59,955        53,240        7,724
Government Securities
 Account                        224,515      169,685         1,438           10
International Stock
 Account                        535,682       17,774        23,667            5
Short-Term Bond Account          65,845       34,954         1,151           10


































NOTE 6 - NET ASSETS

Net assets at December 31, 1995 consisted of the following:

                                          Mortgage-   International
                              Money        Backed        Fixed
                              Market     Securities      Income         OTC
                             Account       Account      Account       Account
                           ____________ _____________ ____________ _____________
Unit transactions           $5,708,819    $4,200,698   $3,415,456    $9,076,800
Accumulated net
 investment income              23,402       217,066      150,213       932,357
Net unrealized appreciation
 (depreciation) of
 investments                        --       (78,244)      33,898        27,540
                           ____________ _____________ ____________ _____________
                            $5,732,221    $4,339,520   $3,599,567   $10,036,697
                           ============ ============= ============ =============

                                            Total
                             Research      Return      Advantage
                             Account       Account      Account
                           ____________ _____________ ____________
Unit transactions          $14,724,226   $14,542,050   $3,620,601
Accumulated net
 investment income             194,829       248,019      223,969
Net unrealized appreciation
 (depreciation) of
 investments                 1,527,893     1,031,773     (100,333)
                           ____________ _____________ ____________
                           $16,446,948   $15,821,842   $3,744,237
                           ============ ============= ============

                            Government  International  Short-Term
                            Securities      Stock         Bond
                             Account       Account      Account
                           ____________ _____________ ____________
Unit transactions             $636,052    $5,450,703     $343,325
Accumulated net
 investment income              45,802       189,772       18,209
Net unrealized appreciation
 (depreciation) of
 investments                   (20,520)       78,295       (9,923)
                           ____________ _____________ ____________
                              $661,334    $5,718,770     $351,611
                           ============ ============= ============





                Report of Independent Auditors




The Board of Directors
Equitable Life Insurance Company of Iowa


We have audited the accompanying statements of net assets of certain accounts of Equitable Life Insurance Company of Iowa Separate Account A (comprising, respectively, the Research, International Equity, Income and Growth, High Income, and Money Market Accounts) as of December 31, 1995, and the related statements of operations for the period January 1, 1995 or commencement of operations through December 31, 1995, and the statements of changes in net assets for the period from October 7, 1994 through December 31, 1994 and for the period January 1, 1995 or commencement of operations through December 31, 1995. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of certain accounts of the Equitable Life Insurance Company of Iowa Separate Account A at December 31, 1995, and the results of their operations for the period January 1, 1995 or commencement of operations through December 31, 1995 and the changes in their net assets for the period from October 7, 1994 through December 31, 1994 and the period from January 1, 1995 or commencement of operations through December 31, 1995 in conformity with generally accepted accounting principles.

                                     /s/ Ernst & Young LLP

Des Moines, Iowa
February 7, 1996












            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
                    STATEMENTS OF NET ASSETS
                       PRIMELITE PRODUCT
                       December 31, 1995

                                                                    Research
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust
   Equi-Select Research Portfolio,
   1,255,727 shares at $12.88 per share (cost - $14,644,800)      $16,172,693

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney International Equity Portfolio,
   167,157 shares at $10.68 per share (cost - $1,753,674)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney Income and Growth Portfolio,
   276,435 shares at $12.86 per share (cost - $3,366,536)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney High Income Portfolio,
   71,320 shares at $11.09 per share (cost - $791,011)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney Money Market Portfolio,
   1,277,892 shares at $1.00 per share (cost - $1,277,892)
                                                                  ____________
     TOTAL INVESTMENTS                                             16,172,693

 Accrued investment income                                            274,255
                                                                  ____________
     TOTAL NET ASSETS                                             $16,446,948
                                                                  ============

NET ASSETS REPRESENTED BY:
  Units                                                             1,255,752
  Unit Value                                                            13.10
                                                                  ____________
  Net Assets                                                      $16,446,948
                                                                  ============

See accompanying notes.












            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
                    STATEMENTS OF NET ASSETS
                       PRIMELITE PRODUCT
                       December 31, 1995

                                                                  International
                                                                      Equity
                                                                     Account
                                                                  ______________
ASSETS

 Investments at net asset value:
  Equi-Select Series Trust
   Equi-Select Research Portfolio,
   1,255,727 shares at $12.88 per share (cost - $14,644,800)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney International Equity Portfolio,
   167,157 shares at $10.68 per share (cost - $1,753,674)            $1,785,234

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney Income and Growth Portfolio,
   276,435 shares at $12.86 per share (cost - $3,366,536)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney High Income Portfolio,
   71,320 shares at $11.09 per share (cost - $791,011)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney Money Market Portfolio,
   1,277,892 shares at $1.00 per share (cost - $1,277,892)
                                                                  ______________
     TOTAL INVESTMENTS                                                1,785,234

 Accrued investment income                                                   --
                                                                  ______________
     TOTAL NET ASSETS                                                $1,785,234
                                                                  ==============

NET ASSETS REPRESENTED BY:
  Units                                                                 154,388
  Unit Value                                                              11.56
                                                                  ______________
  Net Assets                                                         $1,785,234
                                                                  ==============

See accompanying notes.










            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
                    STATEMENTS OF NET ASSETS
                       PRIMELITE PRODUCT
                       December 31, 1995

                                                                    Income and
                                                                      Growth
                                                                     Account
                                                                  ______________
ASSETS

 Investments at net asset value:
  Equi-Select Series Trust
   Equi-Select Research Portfolio,
   1,255,727 shares at $12.88 per share (cost - $14,644,800)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney International Equity Portfolio,
   167,157 shares at $10.68 per share (cost - $1,753,674)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney Income and Growth Portfolio,
   276,435 shares at $12.86 per share (cost - $3,366,536)            $3,554,954

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney High Income Portfolio,
   71,320 shares at $11.09 per share (cost - $791,011)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney Money Market Portfolio,
   1,277,892 shares at $1.00 per share (cost - $1,277,892)
                                                                  ______________
     TOTAL INVESTMENTS                                                3,554,954

 Accrued investment income                                                   --
                                                                  ______________
     TOTAL NET ASSETS                                                $3,554,954
                                                                  ==============

NET ASSETS REPRESENTED BY:
  Units                                                                 295,134
  Unit Value                                                              12.05
                                                                  ______________
  Net Assets                                                         $3,554,954
                                                                  ==============

See accompanying notes.










            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
                    STATEMENTS OF NET ASSETS
                       PRIMELITE PRODUCT
                       December 31, 1995

                                                                       High
                                                                      Income
                                                                     Account
                                                                  ______________
ASSETS

 Investments at net asset value:
  Equi-Select Series Trust
   Equi-Select Research Portfolio,
   1,255,727 shares at $12.88 per share (cost - $14,644,800)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney International Equity Portfolio,
   167,157 shares at $10.68 per share (cost - $1,753,674)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney Income and Growth Portfolio,
   276,435 shares at $12.86 per share (cost - $3,366,536)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney High Income Portfolio,
   71,320 shares at $11.09 per share (cost - $791,011)                 $790,940

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney Money Market Portfolio,
   1,277,892 shares at $1.00 per share (cost - $1,277,892)
                                                                  ______________
     TOTAL INVESTMENTS                                                  790,940

 Accrued investment income                                                   --
                                                                  ______________
     TOTAL NET ASSETS                                                  $790,940
                                                                  ==============

NET ASSETS REPRESENTED BY:
  Units                                                                  72,283
  Unit Value                                                              10.94
                                                                  ______________
  Net Assets                                                           $790,940
                                                                  ==============

See accompanying notes.










            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
                    STATEMENTS OF NET ASSETS
                       PRIMELITE PRODUCT
                       December 31, 1995

                                                                      Money
                                                                      Market
                                                                     Account
                                                                  ______________
ASSETS

 Investments at net asset value:
  Equi-Select Series Trust
   Equi-Select Research Portfolio,
   1,255,727 shares at $12.88 per share (cost - $14,644,800)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney International Equity Portfolio,
   167,157 shares at $10.68 per share (cost - $1,753,674)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney Income and Growth Portfolio,
   276,435 shares at $12.86 per share (cost - $3,366,536)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney High Income Portfolio,
   71,320 shares at $11.09 per share (cost - $791,011)

  Smith Barney/Travelers Series Fund Inc.
   Smith Barney Money Market Portfolio,
   1,277,892 shares at $1.00 per share (cost - $1,277,892)           $1,277,892
                                                                  ______________
     TOTAL INVESTMENTS                                                1,277,892

 Accrued investment income                                                1,633
                                                                  ______________
     TOTAL NET ASSETS                                                $1,279,525
                                                                  ==============

NET ASSETS REPRESENTED BY:
  Units                                                                 125,048
  Unit Value                                                              10.23
                                                                  ______________
  Net Assets                                                         $1,279,525
                                                                  ==============

See accompanying notes.










                     EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                               SEPARATE ACCOUNT A
                            STATEMENTS OF OPERATIONS
                               PRIMELITE PRODUCT
         For the period January 1, 1995 or Commencement of Operations*
                            through December 31, 1995

                                                International       Income
                                   Research         Equity        and Growth
                                   Account         Account         Account
                                ______________  ______________  ______________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                           $39,906          $2,011         $46,777
  Capital gains distributions         234,349              --          12,711

 Expenses (Note 2):
  Annual contract charges                (558)             --              --
  Administrative charges               (8,999)           (620)         (1,381)
  Mortality and expense
   risk charges                       (74,579)         (5,135)        (11,442)
                                ______________  ______________  ______________
  Net investment income (loss)        190,119          (3,744)         46,665

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTE 4)
 Net realized gain (loss) on
  investments                          19,662              (4)            106
 Net unrealized appreciation
  (depreciation) of
  investments                       1,548,017          31,560         188,418
                                ______________  ______________  ______________
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS          $1,757,798         $27,812        $235,189
                                ==============  ==============  ==============

*Commencement of operations - see Note 1

See accompanying notes.
















            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
                    STATEMENTS OF OPERATIONS
                       PRIMELITE PRODUCT
  For the period January 1, 1995 or Commencement of Operations*
                    through December 31, 1995

                                     High           Money
                                    Income          Market
                                   Account         Account
                                ______________  ______________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                           $33,656         $12,980
  Capital gains distributions              --              --

 Expenses (Note 2):
  Annual contract charges                  --              --
  Administrative charges                 (298)           (364)
  Mortality and expense
   risk charges                        (2,475)         (3,016)
                                ______________  ______________
  Net investment income (loss)         30,883           9,600

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS (NOTE 4)
 Net realized gain (loss) on
  investments                              20              --
 Net unrealized appreciation
  (depreciation) of
  investments                             (71)             --
                                ______________  ______________
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS             $30,832          $9,600
                                ==============  ==============

*Commencement of operations - see Note 1

See accompanying notes.
















            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENTS OF CHANGES IN NET ASSETS
                       PRIMELITE PRODUCT
For the period from October 7, 1994* through December 31, 1994 and for the period from January 1, 1995 or Commencement of Operations*
                    through December 31, 1995

                                                                     Research
                                                                     Account
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income                                                  $4,874
  Net realized loss on investments                                           (3)
  Net unrealized depreciation of investments                            (20,124)
                                                                  ______________
  Net decrease in net assets resulting from operations                  (15,253)

 Changes from principal transactions:
  Purchase payments                                                     635,302
  Contract distributions and terminations                                   (50)
  Transfer payments from other Accounts                                  52,604
                                                                  ______________
  Increase in net assets derived from principal transactions            687,856
                                                                  ______________
  Total increase                                                        672,603
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                         672,603

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                          190,119
  Net realized gain (loss) on investments                                19,662
  Net unrealized appreciation (depreciation) of investments           1,548,017
                                                                  ______________
  Net increase in net assets resulting from operations                1,757,798

 Changes from principal transactions:
  Purchase payments                                                   8,333,228
  Contract distributions and terminations                               (32,130)
  Transfer payments from (to) other Accounts                            588,563
  Transfer payments from (to) Fixed Account and other Funds           5,126,886
                                                                  ______________
  Increase in net assets derived from principal transactions         14,016,547
                                                                  ______________
  Total increase                                                     15,774,345
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                     $16,446,948
                                                                  ==============

*Commencement of operations - see Note 1

See accompanying notes.


            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENTS OF CHANGES IN NET ASSETS
                       PRIMELITE PRODUCT
For the period from October 7, 1994* through December 31, 1994 and for the period from January 1, 1995 or Commencement of Operations*
                    through December 31, 1995

                                                                  International
                                                                      Equity
                                                                     Account
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income                                                      --
  Net realized loss on investments                                           --
  Net unrealized depreciation of investments                                 --
                                                                  ______________
  Net decrease in net assets resulting from operations                       --

 Changes from principal transactions:
  Purchase payments                                                          --
  Contract distributions and terminations                                    --
  Transfer payments from other Accounts                                      --
                                                                  ______________
  Increase in net assets derived from principal transactions                 --
                                                                  ______________
  Total increase                                                             --
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                              --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                          ($3,744)
  Net realized gain (loss) on investments                                    (4)
  Net unrealized appreciation (depreciation) of investments              31,560
                                                                  ______________
  Net increase in net assets resulting from operations                   27,812

 Changes from principal transactions:
  Purchase payments                                                   1,444,691
  Contract distributions and terminations                                    --
  Transfer payments from (to) other Accounts                            300,075
  Transfer payments from (to) Fixed Account and other Funds              12,656
                                                                  ______________
  Increase in net assets derived from principal transactions          1,757,422
                                                                  ______________
  Total increase                                                      1,785,234
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                      $1,785,234
                                                                  ==============

*Commencement of operations - see Note 1

See accompanying notes.

            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENTS OF CHANGES IN NET ASSETS
                       PRIMELITE PRODUCT
For the period from October 7, 1994* through December 31, 1994 and for the period from January 1, 1995 or Commencement of Operations*
                    through December 31, 1995

                                                                      Income
                                                                    and Growth
                                                                     Account
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income                                                      --
  Net realized loss on investments                                           --
  Net unrealized depreciation of investments                                 --
                                                                  ______________
  Net decrease in net assets resulting from operations                       --

 Changes from principal transactions:
  Purchase payments                                                          --
  Contract distributions and terminations                                    --
  Transfer payments from other Accounts                                      --
                                                                  ______________
  Increase in net assets derived from principal transactions                 --
                                                                  ______________
  Total increase                                                             --
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                              --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                          $46,665
  Net realized gain (loss) on investments                                   106
  Net unrealized appreciation (depreciation) of investments             188,418
                                                                  ______________
  Net increase in net assets resulting from operations                  235,189

 Changes from principal transactions:
  Purchase payments                                                   2,609,690
  Contract distributions and terminations                                   (77)
  Transfer payments from (to) other Accounts                            697,496
  Transfer payments from (to) Fixed Account and other Funds              12,656
                                                                  ______________
  Increase in net assets derived from principal transactions          3,319,765
                                                                  ______________
  Total increase                                                      3,554,954
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                      $3,554,954
                                                                  ==============

*Commencement of operations - see Note 1

See accompanying notes.

            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENTS OF CHANGES IN NET ASSETS
                       PRIMELITE PRODUCT
For the period from October 7, 1994* through December 31, 1994 and for the period from January 1, 1995 or Commencement of Operations*
                    through December 31, 1995

                                                                       High
                                                                      Income
                                                                     Account
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income                                                      --
  Net realized loss on investments                                           --
  Net unrealized depreciation of investments                                 --
                                                                  ______________
  Net decrease in net assets resulting from operations                       --

 Changes from principal transactions:
  Purchase payments                                                          --
  Contract distributions and terminations                                    --
  Transfer payments from other Accounts                                      --
                                                                  ______________
  Increase in net assets derived from principal transactions                 --
                                                                  ______________
  Total increase                                                             --
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                              --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                          $30,883
  Net realized gain (loss) on investments                                    20
  Net unrealized appreciation (depreciation) of investments                 (71)
                                                                  ______________
  Net increase in net assets resulting from operations                   30,832

 Changes from principal transactions:
  Purchase payments                                                     672,913
  Contract distributions and terminations                                (1,611)
  Transfer payments from (to) other Accounts                             76,650
  Transfer payments from (to) Fixed Account and other Funds              12,156
                                                                  ______________
  Increase in net assets derived from principal transactions            760,108
                                                                  ______________
  Total increase                                                        790,940
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                        $790,940
                                                                  ==============

*Commencement of operations - see Note 1

See accompanying notes.

            EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                       SEPARATE ACCOUNT A
              STATEMENTS OF CHANGES IN NET ASSETS
                       PRIMELITE PRODUCT
For the period from October 7, 1994* through December 31, 1994 and for the period from January 1, 1995 or Commencement of Operations*
                    through December 31, 1995

                                                                      Money
                                                                      Market
                                                                     Account
                                                                  ______________
NET ASSETS AT OCTOBER 7, 1994*                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income                                                      --
  Net realized loss on investments                                           --
  Net unrealized depreciation of investments                                 --
                                                                  ______________
  Net in net assets resulting from operations                                --

 Changes from principal transactions:
  Purchase payments                                                          --
  Contract distributions and terminations                                    --
  Transfer payments from other Accounts                                      --
                                                                  ______________
  Increase in net assets derived from principal transactions                 --
                                                                  ______________
  Total increase                                                             --
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1994                                              --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                           $9,600
  Net realized gain (loss) on investments                                    --
  Net unrealized appreciation (depreciation) of investments                  --
                                                                  ______________
  Net increase in net assets resulting from operations                    9,600

 Changes from principal transactions:
  Purchase payments                                                   3,007,403
  Contract distributions and terminations                               (13,913)
  Transfer payments from (to) other Accounts                         (1,662,784)
  Transfer payments from (to) Fixed Account and other Funds             (60,781)
                                                                  ______________
  Increase in net assets derived from principal transactions          1,269,925
                                                                  ______________
  Total increase                                                      1,279,525
                                                                  ______________
NET ASSETS AT DECEMBER 31, 1995                                      $1,279,525
                                                                  ==============

*Commencement of operations - see Note 1

See accompanying notes.

          EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                     SEPARATE ACCOUNT A
                NOTES TO FINANCIAL STATEMENTS
                     PRIMELITE PRODUCT
                     December 31, 1995


NOTE 1 -  INVESTMENT AND ACCOUNTING POLICIES
Equitable Life Insurance Company of Iowa Separate Account A was organized by Equitable Life Insurance Company of Iowa (the "Company") in accordance with the provisions of Iowa Insurance laws and is a part of the total operations of the Company. The assets and liabilities of the Equitable Life Insurance Company of Iowa Separate Account A are clearly identified and distinguished from the other assets and liabilities of the Company. Commencement of operations is defined as the date of initial sale of contract units to contract owners. The Equitable Life Insurance Company of Iowa Separate Account A investment accounts commenced operations on October 7, 1994 for the Research Account, March 27, 1995 for the International Equity Account, April 5, 1995 for the Income and Growth Account, April 28, 1995 for the High Income Account, and May 24, 1995 for the Money Market Account. Investments are stated at the closing net asset values per share on December 31, 1995.

Equitable Life Insurance Company of Iowa Separate Account A consists of fourteen investment accounts, four of which (International Equity, Income and Growth, High Income, and Money Market), as directed by eligible contract owners, are invested in specified portfolios of the Smith Barney/Travelers Series Fund Inc., an open-end management investment company under the Investment Company Act of 1940, which commenced operations on June 16, 1994. Activity in these four investment accounts, as well as the Research Account, which invests in the Equi-Select Series Trust, is available to contract owners of the PrimElite Variable Annuity Product.

The remaining ten investment accounts (including the Research Account) are invested in specified portfolios of the Equi-Select Series Trust, which commenced operations on October 4, 1994. These ten investment accounts are available to contract owners of the Equi-Select Variable Annuity product.

The financial statements included herein present only those investment accounts available to contract owners of the PrimElite Variable Annuity product. The financial statements of the remaining investment accounts available to contract owners of the Equi-Select Variable Annuity product are presented separately.

The average cost method is used to determine realized gains and losses. Dividends are taken into income on an accrual basis as of the ex-dividend date.

NOTE 2 -  EXPENSES
The Company is compensated for mortality and expense risks and administrative costs by a charge equivalent to an annual rate of 1.25% and 0.15%, respectively, of the total net assets of each Account. These charges amounted to $96,647 and $11,662, respectively, during 1995 ($980 and $118, respectively in 1994).

NOTE 2 - EXPENSES (continued)
An annual contract charge of $30 is deducted on each contract anniversary prior to the maturity date, upon full withdrawal of a contract's value or upon commencement of annuity payments if such withdrawal is made or annuity payments commence on a date other than the contract anniversary. During 1995, annual contract charges amounted to $558. No annual contract charges were assessed in 1994.

A transfer charge computed as the lesser of 2% of the contract value transferred or $25 will be imposed on each transfer between Accounts in excess of twelve in any one calendar year. A withdrawal charge may be imposed in the event of withdrawal of any portion of the contract value or upon annuitization. The withdrawal charge is 8% of the amount withdrawn prior to the first anniversary of the purchase payment and reduces by 1% at each subsequent purchase payment anniversary.


NOTE 3 - FEDERAL INCOME TAXES
Operations of the Equitable Life Insurance Company of Iowa Separate Account A form a part of the operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to operations of Equitable Life Insurance Company of Iowa Separate Account A.


NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                 Period From
                               January 1, 1995 or
                               Commencement of              Period From
                                  Operations             October 7, 1994 to
                              to December 31, 1995       December 31, 1994
                            _________________________  _________________________
                             Purchases      Sales       Purchases      Sales
                            ____________ ____________  ____________ ____________
Research Portfolio          $14,168,762     $230,594      $687,042          $69
International Equity
   Portfolio                  1,754,791        1,113            --           --
Income and Growth Portfolio   3,373,110        6,680            --           --
High Income Portfolio           792,963        1,972            --           --
Money Market Portfolio        2,614,578    1,336,686            --           --











NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS
Transactions in units were as follows:

                                  Period From
                               January 1, 1995 or
                                Commencement of              Period From
                                  Operations             October 7, 1994 to
                              to December 31, 1995        December 31, 1994
                            _________________________  _________________________
                             Purchases      Sales       Purchases      Sales
                            ____________ ____________  ____________ ____________
Research Account              1,196,506        9,931        69,182            5
International Equity Account    154,388           --            --           --
Income and Growth Account       295,140            6            --           --
High Income Account              72,433          150            --           --
Money Market Account            295,977      170,929            --           --

NOTE 6 - NET ASSETS

Net assets at December 31, 1995 consisted of the following:

                                          International      Income
                              Research        Equity       and Growth
                              Account        Account        Account
                           ______________ ______________ ______________
Unit transactions            $14,724,226     $1,757,418     $3,319,871
Accumulated net
 investment income (loss)        194,829         (3,744)        46,665
Net unrealized appreciation
 (depreciation) of
 investments                   1,527,893         31,560        188,418
                           ______________ ______________ ______________
                             $16,446,948     $1,785,234     $3,554,954
                           ============== ============== ==============

                                High          Money
                               Income         Market
                              Account        Account
                           ______________ ______________
Unit transactions               $760,190     $1,275,454
Accumulated net
 investment income (loss)         30,821          4,071
Net unrealized appreciation
 (depreciation) of
 investments                         (71)            --
                           ______________ ______________
                                $790,940     $1,279,525
                           ============== ==============





                                    PART C
                               OTHER INFORMATION


ITEM  24.      FINANCIAL  STATEMENTS  AND  EXHIBITS

A.      FINANCIAL  STATEMENTS

The following financial statements of the Company are included in Part B hereof:

Unaudited  Consolidated  Financial  Statements:

     1.  Consolidated  Balance Sheet - as of September 30, 1996 (Unaudited).

     2. Consolidated Statement of Income - For the nine months ended September 30, 1996 (Unaudited).

     3. Consolidated Statement of Cash Flows - For the nine months ended September 30, 1996 (Unaudited).

     4. Notes to Consolidated Financial Statements - September 30, 1996 (Unaudited).

The following financial statements of the Separate Account are included in Part B hereof:

Unaudited  Financial  Statements:

     1. Statements of Net Assets - Equi-Select Product - September 30, 1996 (Unaudited).

     2. Statements of Operations - Equi-Select Product - For the period January 1, 1996 or April 1, 1996 through September 30, 1996 (Unaudited).

     3. Statements of Changes in Net Assets - Equi-Select Product - For the year ended December 31, 1995 and for the period January 1, 1996 or April 1, 1996 through September 30, 1996 (Unaudited).

     4. Notes to the Financial Statements - Equi-Select Product - September 30, 1996 (Unaudited).

     5. Statements of Net Assets - PrimElite Product - September 30, 1996 (Unaudited).

     6. Statements of Operations - PrimElite Product - For the period January 1, 1996 or Commencement of Operations through September 30, 1996 (Unaudited).

     7. Statements of Changes in Net Assets - PrimElite Product - For the period January 1, 1995 or Commencement of Operations through December 31, 1995 and for the period January 1, 1996 or Commencement of Operations through September 30, 1996 (Unaudited).

     8. Notes to the Financial Statements - PrimElite Product - September 30, 1996 (Unaudited).

The following financial statements of the Company are included in Part B hereof:

Audited  Consolidated  Financial  Statements:

     1.  Report  of  Independent  Auditors

     2.  Consolidated  Balance  Sheets  -  as of December 31, 1995 and 1994.

     3. Consolidated Statements of Income - for the years ended December 31, 1995, 1994 and 1993.

     4. Consolidated Statements of Changes in Stockholder's Equity - for the years ended December 31, 1995, 1994 and 1993.

     5. Consolidated Statements of Cash Flows - for the years ended December 31, 1995, 1994 and 1993.

     6.  Notes  to  Consolidated  Financial  Statements - December 31, 1995.

Schedules  to  Consolidated  Financial  Statements  -  December  31,  1995:

     Schedule  I   -  Summary  of  Investments  Other  Than  Investment  in
                      Related  Parties
     Schedule  III -  Supplementary  Insurance  Information
     Schedule  IV  -  Reinsurance

All other schedules for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

The following financial statements of the Separate Account are included in Part B hereof:

Audited  Financial  Statements:

     1.  Statements of Net Assets - Equi-Select Product - December 31, 1995.

     2. Statements of Operations - Equi-Select Product - For the year ended December 31, 1995.

     3. Statements of Changes in Net Assets - Equi-Select Product - For the period from October 7, 1994 through December 31, 1994 and for the year ended December 31, 1995.

     4.  Notes  to Financial Statements - Equi-Select Product - December 31,
         1995.

     5.  Statements  of  Net Assets - PrimElite Product - December 31, 1995.

     6. Statements of Operations - PrimElite Product - For the period January 1, 1995 or Commencement of Operations through December 31, 1995.

     7. Statements of Changes in Net Assets - PrimElite Product - For the period from October 7, 1994 through December 31, 1994 and for the period from January 1, 1995 or Commencement of Operations through December 31, 1995.

     8.  Notes  to  Financial  Statements - PrimElite Product - December 31,
         1995.

B.      EXHIBITS

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.**

     2.  Not  Applicable.

     3. Principal Underwriter's Agreement dated October 1, 1994 between Equitable Life Insurance Company of Iowa on behalf of the Registrant and Equitable of Iowa Securities Network, Inc.**

     4.  Individual  Flexible  Purchase  Payment  Deferred  Variable Annuity
         Contract.**

     5.  Application  Form.**

     6.  (i)    Copy  of Restated Articles of Incorporation of the Company.*
         (ii)   Copy  of  the  Restated  Bylaws  of  the  Company.*

     7.  Not  Applicable.

     8. (i) Form of Fund Participation Agreement between the Company and Smith Barney/Travelers Series Fund, Inc.*
         (ii) Form of Fund Participation Agreement between the Company and and Warburg Pincus Trust.
         (iii)Form of Fund Participation Agreement between the Company and Smith Barney Concert Series Inc. (to be filed by Amendment).

     9.    Opinion  and  Consent  of  Counsel.

    10.    Consent  of  Independent  Auditors.

    11.    Not  Applicable.

    12. (i) Agreement Governing Initial Contribution to Equi-Select Series Trust by Equitable Life Insurance Company of Iowa dated September 15, 1994.**
        (ii) Agreement Governing Contribution of Working Capital to Equi-Select Series Trust by Equitable Life Insurance Company of Iowa dated October 4, 1994.**
        (iii) Agreement Governing Initial Contribution to Equi-Select Series Trust by Equitable Life Insurance Company of Iowa dated March 20, 1996.**
         (iv) Agreement Governing Contribution of Working Capital to Equi-Select Series Trust by Equitable Life Insurance Company of Iowa dated April 1, 1996.**

    13.    Calculation  of  Performance  Information.

    14.    Company  Organizational  Chart.

    27.    Financial  Data  Schedules

* Incorporated by reference to Registrant's Post-Effective Amendment No. 3 as filed electronically on February 9, 1996.

**Incorporated by reference to Registrant's Post-Effective Amendment No. 4 as filed electronically on March 29, 1996.

ITEM  25.      DIRECTORS  AND  OFFICERS  OF  THE  DEPOSITOR

The  following  are  the  Executive  Officers  and  Directors  of the Company:

Name and Principal                Position and Offices
 Business Address                 with Depositor
------------------------          ----------------------------------------

Frederick S. Hubbell              President, Chairman of the Board, Chief
604 Locust Street                 Executive Officer and Director
Des Moines, Iowa 50309

Paul E. Larson                    Executive Vice President, Chief Financial
604 Locust Street                 Officer, Assistant Secretary and Director
Des Moines, Iowa 50309

Doug Lourens                      Vice President, Corporate Actuary
604 Locust Street                 and Assistant Secretary
Des Moines, Iowa 50309

Beth B. Neppl                     Vice President-
604 Locust Street                 Human Resources and Director
Des Moines, Iowa 50309

Dennis D. Hargens                 Treasurer
604 Locust Street
Des Moines, Iowa 50309

Paul R. Schlaack                  Director
604 Locust Street
Des Moines, Iowa 50309

John A. Merriman                  General Counsel, Secretary
604 Locust Street                 and Director
Des Moines, Iowa 50309

Terry L. Kendall                  Executive Vice President and Director
1001 Jefferson Street, Suite 400
Wilmington, Delaware 19801

Jerome L. Sychowski               Senior Vice President and Chief
604 Locust Street                 Information Officer and Director
Des Moines, Iowa 50309

David A. Terwilliger              Vice President, Controller, Assistant
604 Locust Street                 Treasurer and Assistant Secretary
Des Moines, Iowa 50309

Arthur E. Kent                    Senior Vice President - Sales and
604 Locust Street                 Marketing
Des Moines, Iowa 50309

Lawrence V. Durland, Jr.          Senior Vice President, Assistant
604 Locust Street                 Secretary and Director
Des Moines, Iowa 50309

Thomas L. May                     Senior Vice President - Marketing
604 Locust Street                 and Director
Des Moines, Iowa 50309




ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The  Company  organizational  chart  is  included  as  Exhibit  14.

ITEM  27.    NUMBER  OF  CONTRACT  OWNERS

As of December 31, 1996, there were 5,034 Qualified Contract Owners and 5,993 Non-Qualified Contract Owners.

ITEM  28.    INDEMNIFICATION

The Restated Articles of Incorporation of the Company (Article VII) provide, in part, that:

Section 1. In the manner and to the fullest extent permitted by the Iowa Business Corporation Act as the same now exists or may hereafter be amended, the Corporation shall indemnify directors, officers, employees and agents and shall pay or reimburse them for reasonable expenses in any proceeding to which said person is or was a party.

Section 2. A director of this Corporation shall not be personally liable to the Corporation or its shareholders for monetary damages for breach of fiduciary duty as a Director, except for liability (i) for any breach of any duty of the Director of loyalty to the Corporation or its shareholders, (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (iii) for any transaction from which the Director derived an improper personal benefit, or (iv) under Section
490.833 of the Iowa Business Corporation Act for assenting to or voting for an unlawful distribution. If Chapter 490 of the Code of Iowa, is subsequently amended to authorize corporate action further eliminating or limiting personal liability of directors, then the liability of a director to the Corporation shall be eliminated or limited to the fullest extent permitted by Chapter 490 of the Code of Iowa, as so amended. Any repeal or modification of the provisions of this Article shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

The  Restated  Bylaws  of  the  Company  (Article VI, Section 2) provide that:

Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceedings, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or enterprise, shall be indemnified to the following extent and under the following circumstances:

     (a) In an action, suit or proceeding other than an action by or in the right of the Corporation, such person shall be indemnified against expenses (including attorney's fees), judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, in the case of conduct in his official capacity with the Corporation, or, in all other cases, at least not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, if he had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

     (b) In an action, suit or proceedings by or in the right of the Corporation, notwithstanding any provision precluding liability in the Articles of Incorporation, such person shall nonetheless be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, in the case of conduct in his official capacity with the Corporation, or, in all other cases, at least not opposed to the best interests of the Corporation, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability, but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM  29.      PRINCIPAL  UNDERWRITERS

(a)    Not  Applicable.

(b) Equitable of Iowa Securities Network, Inc. ("Securities Network") is the principal underwriter for the Contracts. The following persons are the officers and directors of Securities Network. The principal business address for each officer and director of Securities Network is 604 Locust Street, Des
Moines,  Iowa    50309.

Name and Principal        Positions and Offices
 Business Address         with Underwriter
-------------------       ---------------------

William L. Lowe           President

Lawrence V. Durland, Jr.  Director

Frederick S. Hubbell      Director

Paul E. Larson            Director

Terry L. Kendall          Director

Jerome L. Sychowski       Director

Thomas L. May             Director

John A. Merriman          Director and Secretary

Paul R. Schlaack          Director

Edward J. Berkson         Vice President

Merlyn P. Schwickerath    Treasurer

Beth B. Neppl             Director





     (c)    Not  Applicable.

ITEM  30.      LOCATION  OF  ACCOUNTS  AND  RECORDS

David A. Terwilliger, Vice President and Controller, whose address is 604 Locust Street, Des Moines, Iowa 50309, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM  31.      MANAGEMENT  SERVICES

Not  Applicable.

ITEM  32.      UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. Equitable Life Insurance Company of Iowa ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.



                                REPRESENTATIONS

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section  403(b)(11)  to  the  attention  of  the  potential  participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.



                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Des Moines, and State of Iowa on this 31st day of January, 1997.

                                   EQUITABLE  LIFE  INSURANCE  COMPANY OF IOWA
                                   SEPARATE  ACCOUNT  A
                                   Registrant

                               By:  EQUITABLE  LIFE  INSURANCE COMPANY OF IOWA


                               By:  /S/  FRED  S.  HUBBELL
                                   ___________________________________________
                                   Fred  S. Hubbell, Chairman of the Board and
                                   Chief  Executive  Officer


                               By:  EQUITABLE  LIFE  INSURANCE COMPANY OF IOWA
                                   Depositor


                               By:  /S/  FRED  S.  HUBBELL
                                   ___________________________________________
                                   Fred  S. Hubbell, Chairman of the Board and
                                   Chief  Executive  Officer




As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

                           President, Chairman of the
/S/ FRED S. HUBBELL        Board and Chief Executive       1-31-97
-------------------------                                  -------
Fred S. Hubbell            Officer and Director              Date

                           Executive Vice President,
Paul E. Larson*            Chief Financial Officer,        1-31-97
-------------------------                                  -------
Paul E. Larson             Assistant Secretary and Director  Date

                           Senior Vice President-
Thomas L. May*             Marketing and Director          1-31-97
-------------------------                                  -------
Thomas L. May                                                Date

Paul R. Schlaack*          Director                        1-31-97
-------------------------                                  -------
Paul R. Schlaack                                             Date
                           General Counsel, Secretary
John A. Merriman*          and Director                    1-31-97
-------------------------                                  -------
John A. Merriman                                             Date

                           Senior Vice President,
Lawrence V. Durland, Jr.*  Assistant Secretary and         1-31-97
-------------------------  Director                        -------
Lawrence V. Durland, Jr.                                     Date

                           Senior Vice President, Chief
Jerome L. Sychowski*       Information Officer and         1-31-97
-------------------------  Director                        -------
Jerome L. Sychowski                                          Date

                           Vice President- Human Resources
Beth B. Neppl*             and Director                    1-31-97
-------------------------                                  -------
Beth B. Neppl                                                Date


-------------------------  Executive Vice President        -------
Terry L. Kendall           and Director                      Date




                        *By:      /S/  FRED  S.  HUBBELL
                               -------------------------------------
                               Fred  S.  Hubbell,  Attorney-in-Fact





                           LIMITED POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that I, Jerome L. Sychowski, a Director of Equitable Life Insurance Company of Iowa, a corporation duly organized under the laws of the State of Iowa, do hereby appoint, Fred S. Hubbell, Paul
E. Larson and David A. Terwilliger, or any one of the foregoing individually, as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

     WITNESS  my  hand  this  13th  day  of  January,  1997.

WITNESS:


/S/  ALISON  R.  TRASK                                 /S/ JEROME L. SYCHOWSKI
________________________________            __________________________________
                                                         Jerome  L.  Sychowski

                                   EXHIBITS

                                      TO

                        POST-EFFECTIVE AMENDMENT NO. 5

                                      TO

                                   FORM N-4

                                      FOR

          EQUITABLE LIFE INSURANCE COMPANY OF IOWA SEPARATE ACCOUNT A

                   EQUITABLE LIFE INSURANCE COMPANY OF IOWA





                               INDEX TO EXHIBITS

EXHIBIT                                                                   PAGE

99.B8(ii)   Form  of  Fund  Participation  Agreement  between  the
            Company  and  Warburg  Pincus  Trust

99.B9       Opinion  and  Consent  of  Counsel

99.B10      Consent  of  Independent  Auditors

99.B13      Calculation  of  Performance  Information

99.B14      Company  Organizational  Chart

27          Financial  Data  Schedules